UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

September 30, 2009 (Unaudited)

DATE TARGET FUNDS:

- MyDestination 2005 Fund
- MyDestination 2015 Fund
- MyDestination 2025 Fund
- MyDestination 2035 Fund
- MyDestination 2045 Fund

ASSET ALLOCATION FUNDS:

- Conservative Allocation Fund
- Balanced Allocation Fund
- Growth Allocation Fund
- Aggressive Allocation Fund
- Conservative Allocation Fund I
- Balanced Allocation Fund I
- Growth Allocation Fund I
- Aggressive Allocation Fund I

SELECT FUNDS:

- Money Market Fund
- Low-Duration Bond Fund
- Medium-Duration Bond Fund
- Extended-Duration Bond Fund
- Inflation Protected Bond Fund
- Global Bond Fund
- Equity Index Fund
- Real Estate Securities Fund
- Value Equity Fund
- Growth Equity Fund
- Small Cap Equity Fund
- International Equity Fund

GuideStone® Funds

Well Done…good and faithful servant. MATTHEW 25:21

MyDestination 2005 Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.3%
GuideStone Money Market Fund (GS4 Class)¥	1,148,661	$1,148,661
GuideStone Low-Duration Bond Fund (GS4 Class)¥	870,093	11,363,415
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	791,412	10,755,294
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	43,167	667,354
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	898,965	9,196,410
GuideStone Global Bond Fund (GS4 Class)¥	117,533	1,084,833
GuideStone Equity Index Fund (GS4 Class)¥	103,825	1,425,514
GuideStone Real Estate Securities Fund (GS4 Class)¥	353,858	2,200,994
GuideStone Value Equity Fund (GS4 Class)¥	622,969	7,432,023
GuideStone Growth Equity Fund (GS4 Class)¥	506,487	7,480,807
GuideStone Small Cap Equity Fund (GS4 Class)¥	192,974	2,080,265
GuideStone International Equity Fund (GS4 Class)¥	640,318	7,747,852

Total Mutual Funds (Cost $66,572,608)		62,583,422

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills
0.12%, 11/19/09‡‡	$10,000	9,999
0.27%, 11/19/09‡‡	50,000	49,998

		59,997

U.S. Treasury Note
1.88%, 02/28/14	375,000	371,865

Total U.S. Treasury Obligations (Cost $430,542)		431,862

TOTAL INVESTMENTS — 100.0% (Cost $67,003,150)		63,015,284
Liabilities in Excess of Other Assets — 0.0%		(9,903)

NET ASSETS — 100.0%		$63,005,381

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	52.5
Domestic Equity Funds	32.7
International Equity Fund	12.3
U.S. Treasury Obligations	0.7
Money Market Fund	1.8
Futures Contracts	1.0

101.0

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$3,342
Mutual Funds	62,583,422	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	431,862	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$63,015,284	$3,342

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

MyDestination 2015 Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund (GS4 Class)¥	2,065,763	$2,065,763
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,012,202	13,219,363
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,609,422	21,872,039
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	540,930	8,362,778
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,851,756	18,943,463
GuideStone Global Bond Fund (GS4 Class)¥	1,031,262	9,518,546
GuideStone Equity Index Fund (GS4 Class)¥	415,923	5,710,618
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,961,101	12,198,047
GuideStone Value Equity Fund (GS4 Class)¥	2,627,477	31,345,795
GuideStone Growth Equity Fund (GS4 Class)¥	2,149,811	31,752,713
GuideStone Small Cap Equity Fund (GS4 Class)¥	836,304	9,015,360
GuideStone International Equity Fund (GS4 Class)¥	2,769,834	33,514,987

Total Mutual Funds (Cost $225,786,296)		197,519,472

	Par
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$205,000	204,990
U.S. Treasury Note
4.25%, 08/15/15	840,000	915,076

Total U.S. Treasury Obligations (Cost $1,115,927)		1,120,066

TOTAL INVESTMENTS — 100.0% (Cost $226,902,223)		198,639,538
Liabilities in Excess of Other Assets — 0.0%		(23,128)

NET ASSETS — 100.0%		$198,616,410

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	45.3
Bond Funds	36.2
International Equity Fund	16.9
Money Market Fund	1.0
Futures Contracts	0.8
U.S. Treasury Obligations	0.6

100.8

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$14,569
Mutual Funds	197,519,472	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	1,120,066	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$198,639,538	$14,569

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

MyDestination 2025 Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.2%
GuideStone Money Market Fund (GS4 Class)¥	2,548,588	$2,548,588
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	787,081	10,696,426
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	679,183	10,500,172
GuideStone Global Bond Fund (GS4 Class)¥	1,173,763	10,833,835
GuideStone Equity Index Fund (GS4 Class)¥	369,382	5,071,616
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,708,484	10,626,768
GuideStone Value Equity Fund (GS4 Class)¥	2,415,080	28,811,900
GuideStone Growth Equity Fund (GS4 Class)¥	1,960,990	28,963,822
GuideStone Small Cap Equity Fund (GS4 Class)¥	923,202	9,952,117
GuideStone International Equity Fund (GS4 Class)¥	2,578,860	31,204,202

Total Mutual Funds (Cost $173,326,095)		149,209,446

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$195,000	194,991
U.S. Treasury Note
4.63%, 02/15/17	330,000	365,449

Total U.S. Treasury Obligations (Cost $558,515)		560,440

TOTAL INVESTMENTS — 100.6% (Cost $173,884,610)		149,769,886
Liabilities in Excess of Other Assets — (0.6)%		(862,596)

NET ASSETS — 100.0%		$148,907,290

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	56.0
Bond Funds	21.5
International Equity Fund	21.0
Money Market Fund	1.7
Futures Contracts	1.0
U.S. Treasury Obligations	0.4

101.6

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$2,894
Mutual Funds	149,209,446	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	560,440	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$149,769,886	$2,894

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

MyDestination 2035 Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	1,270,986	$1,270,986
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	86,851	1,180,309
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	77,034	1,190,940
GuideStone Global Bond Fund (GS4 Class)¥	292,035	2,695,487
GuideStone Equity Index Fund (GS4 Class)¥	183,634	2,521,301
GuideStone Real Estate Securities Fund (GS4 Class)¥	775,684	4,824,755
GuideStone Value Equity Fund (GS4 Class)¥	1,214,112	14,484,357
GuideStone Growth Equity Fund (GS4 Class)¥	985,263	14,552,340
GuideStone Small Cap Equity Fund (GS4 Class)¥	531,802	5,732,824
GuideStone International Equity Fund (GS4 Class)¥	1,333,198	16,131,698

Total Mutual Funds (Cost $74,213,359)		64,584,997

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.19%, 11/19/09‡‡	$15,000	14,999
0.27%, 11/19/09‡‡	95,000	94,996

		109,995

U.S. Treasury Note
4.88%, 08/15/16	50,000	56,273

Total U.S. Treasury Obligations (Cost $165,864)		166,268

TOTAL INVESTMENTS — 100.0% (Cost $74,379,223)		64,751,265
Liabilities in Excess of Other Assets — 0.0%		(9,262)

NET ASSETS — 100.0%		$64,742,003

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	65.1
International Equity Fund	24.9
Bond Funds	7.8
Money Market Fund	2.0
Futures Contracts	1.7
U.S. Treasury Obligations	0.2

101.7

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$10,090
Mutual Funds	64,584,997	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	166,268	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$64,751,265	$10,090

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

MyDestination 2045 Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund (GS4 Class)¥	1,025,664	$1,025,664
GuideStone Equity Index Fund (GS4 Class)¥	134,546	1,847,312
GuideStone Real Estate Securities Fund (GS4 Class)¥	603,159	3,751,648
GuideStone Value Equity Fund (GS4 Class)¥	743,915	8,874,903
GuideStone Growth Equity Fund (GS4 Class)¥	602,110	8,893,169
GuideStone Small Cap Equity Fund (GS4 Class)¥	343,639	3,704,433
GuideStone International Equity Fund (GS4 Class)¥	827,100	10,007,907

Total Mutual Funds (Cost $38,779,233)		38,105,036

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
0.27%, 11/19/09‡‡ (Cost $104,960)	$105,000	104,995

TOTAL INVESTMENTS — 100.0% (Cost $38,884,193)		38,210,031
Liabilities in Excess of Other Assets — 0.0%		(4,203)

NET ASSETS — 100.0%		$38,205,828

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	70.8
International Equity Fund	26.2
Money Market Fund	2.7
Futures Contracts	1.8
U.S. Treasury Obligation	0.3

101.8

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$13,177
Mutual Funds	38,105,036	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligation	104,995	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$38,210,031	$13,177

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Conservative Allocation Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.2%
GuideStone Money Market Fund (GS4 Class)¥	2,037,390	$2,037,390
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,269,512	160,239,823
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,924,893	40,151,652
GuideStone Equity Index Fund (GS4 Class)¥	334,216	4,588,779
GuideStone Value Equity Fund (GS4 Class)¥	1,623,299	19,365,955
GuideStone Growth Equity Fund (GS4 Class)¥	1,316,838	19,449,704
GuideStone Small Cap Equity Fund (GS4 Class)¥	442,740	4,772,739
GuideStone International Equity Fund (GS4 Class)¥	1,707,667	20,662,767

Total Mutual Funds (Cost $267,428,090)		271,268,809

	Par
U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$215,000	214,989
U.S. Treasury Note
4.50%, 09/30/11	4,500,000	4,817,111

Total U.S. Treasury Obligations (Cost $5,032,045)		5,032,100

TOTAL INVESTMENTS — 100.0% (Cost $272,460,135)		276,300,909
Liabilities in Excess of Other Assets — 0.0%		(133,237)

NET ASSETS — 100.0%		$276,167,672

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	72.6
Domestic Equity Funds	17.4
International Equity Fund	7.5
U.S. Treasury Obligations	1.8
Money Market Fund	0.7
Futures Contracts	0.6

100.6

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$28,587
Mutual Funds	271,268,809	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	5,032,100	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$276,300,909	$28,587

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Balanced Allocation Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.5%
GuideStone Money Market Fund (GS4 Class)¥	14,083,635	$14,083,635
GuideStone Low-Duration Bond Fund (GS4 Class)¥	11,603,360	151,539,880
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	16,165,046	219,682,970
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	5,900,311	91,218,807
GuideStone Global Bond Fund (GS4 Class)¥	5,977,284	55,170,329
GuideStone Equity Index Fund (GS4 Class)¥	2,264,788	31,095,540
GuideStone Value Equity Fund (GS4 Class)¥	12,784,064	152,513,889
GuideStone Growth Equity Fund (GS4 Class)¥	10,276,586	151,785,181
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,395,361	36,601,993
GuideStone International Equity Fund (GS4 Class)¥	14,518,223	175,670,503

Total Mutual Funds (Cost $1,134,811,027)		1,079,362,727

	Par
U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$1,685,000	1,684,917
U.S. Treasury Note
1.88%, 02/28/14	14,825,000	14,701,078

Total U.S. Treasury Obligations (Cost $16,213,451)		16,385,995

TOTAL INVESTMENTS — 100.0% (Cost $1,151,024,478)		1,095,748,722
Liabilities in Excess of Other Assets — 0.0%		(130,520)

NET ASSETS — 100.0%		$1,095,618,202

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	47.2
Domestic Equity Funds	34.0
International Equity Fund	16.0
U.S. Treasury Obligations	1.5
Futures Contracts	1.3
Money Market Fund	1.3

101.3

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$312,729
Mutual Funds	1,079,362,727	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	16,385,995	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,095,748,722	$312,729

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Growth Allocation Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.1%
GuideStone Money Market Fund (GS4 Class)¥	15,099,715	$15,099,715
GuideStone Low-Duration Bond Fund (GS4 Class)¥	4,088,466	53,395,366
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	5,651,671	76,806,215
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	2,216,150	34,261,683
GuideStone Global Bond Fund (GS4 Class)¥	2,177,114	20,094,761
GuideStone Equity Index Fund (GS4 Class)¥	2,652,889	36,424,170
GuideStone Value Equity Fund (GS4 Class)¥	13,997,194	166,986,530
GuideStone Growth Equity Fund (GS4 Class)¥	11,241,014	166,029,774
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,686,051	39,735,629
GuideStone International Equity Fund (GS4 Class)¥	15,933,886	192,800,017

Total Mutual Funds (Cost $880,607,231)		801,633,860

	Par
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$1,685,000	1,684,918
U.S. Treasury Note
1.88%, 02/28/14	5,325,000	5,280,488

Total U.S. Treasury Obligations (Cost $6,900,576)		6,965,406

TOTAL INVESTMENTS — 100.0% (Cost $887,507,807)		808,599,266
Liabilities in Excess of Other Assets — 0.0%		(115,490)

NET ASSETS — 100.0%		$808,483,776

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	50.6
International Equity Fund	23.8
Bond Funds	22.8
Futures Contracts	1.9
Money Market Fund	1.9
U.S. Treasury Obligations	0.9

101.9

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$400,662
Mutual Funds	801,633,860	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	6,965,406	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$808,599,266	$400,662

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Aggressive Allocation Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund (GS4 Class)¥	15,848,384	$15,848,384
GuideStone Equity Index Fund (GS4 Class)¥	3,039,997	41,739,164
GuideStone Value Equity Fund (GS4 Class)¥	15,743,569	187,820,777
GuideStone Growth Equity Fund (GS4 Class)¥	12,728,170	187,995,078
GuideStone Small Cap Equity Fund (GS4 Class)¥	4,263,977	45,965,676
GuideStone International Equity Fund (GS4 Class)¥	17,757,050	214,860,300

Total Mutual Funds (Cost $806,300,424)		694,229,379

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.23%, 11/19/09‡‡	$50,000	49,998
0.25%, 11/19/09‡‡	75,000	74,996
0.26%, 11/19/09‡‡	45,000	44,998
0.27%, 11/19/09‡‡	95,000	94,995
0.27%, 11/19/09‡‡	1,595,000	1,594,922
0.28%, 11/19/09‡‡	75,000	74,996

Total U.S. Treasury Obligations (Cost $1,934,294)		1,934,905

TOTAL INVESTMENTS — 100.0% (Cost $808,234,718)		696,164,284
Liabilities in Excess of Other Assets — 0.0%		(113,847)

NET ASSETS — 100.0%		$696,050,437

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	66.5
International Equity Fund	30.9
Futures Contracts	2.3
Money Market Fund	2.3
U.S. Treasury Obligations	0.3

102.3

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$393,749
Mutual Funds	694,229,379	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	1,934,905	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$696,164,284	$393,749

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Conservative Allocation Fund I
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.3%
GuideStone Money Market Fund (GS2 Class)¥	481,486	$481,486
GuideStone Low-Duration Bond Fund (GS2 Class)¥	4,049,294	35,471,823
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	868,182	8,881,504
GuideStone Equity Index Fund (GS2 Class)¥	137,680	1,016,075
GuideStone Value Equity Fund (GS2 Class)¥	696,166	4,288,381
GuideStone Growth Equity Fund (GS2 Class)¥	462,568	4,301,884
GuideStone Small Cap Equity Fund (GS2 Class)¥	146,935	1,056,463
GuideStone International Equity Fund (GS2 Class)¥	484,895	4,572,559

Total Mutual Funds (Cost $62,390,961)		60,070,175

	Par
U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$35,000	34,998
U.S. Treasury Note
4.50%, 09/30/11	940,000	1,006,241

Total U.S. Treasury Obligations (Cost $1,041,230)		1,041,239

TOTAL INVESTMENTS — 100.0% (Cost $63,432,191)		61,111,414
Liabilities in Excess of Other Assets — 0.0%		(1,482)

NET ASSETS — 100.0%		$61,109,932

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	72.6
Domestic Equity Funds	17.4
International Equity Fund	7.5
U.S. Treasury Obligations	1.7
Money Market Fund	0.8
Futures Contracts	0.5

100.5

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$3,395
Mutual Funds	60,070,175	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	1,041,239	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$61,111,414	$3,395

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Balanced Allocation Fund I
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Money Market Fund (GS2 Class)¥	3,417,092	$3,417,092
GuideStone Low-Duration Bond Fund (GS2 Class)¥	4,994,553	43,752,288
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	8,140,628	63,334,086
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	3,666,387	26,324,657
GuideStone Global Bond Fund (GS4 Class)¥	1,723,625	15,909,062
GuideStone Equity Index Fund (GS2 Class)¥	1,216,055	8,974,484
GuideStone Value Equity Fund (GS2 Class)¥	7,144,390	44,009,441
GuideStone Growth Equity Fund (GS2 Class)¥	4,706,836	43,773,576
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,468,110	10,555,709
GuideStone International Equity Fund (GS2 Class)¥	5,369,914	50,638,287

Total Mutual Funds (Cost $358,996,291)		310,688,682

	Par
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bills
0.18%, 11/19/09‡‡	$15,000	14,999
0.28%, 11/19/09‡‡	370,000	369,982

		384,981

U.S. Treasury Note
1.88%, 02/28/14	3,300,000	3,272,415

Total U.S. Treasury Obligations (Cost $3,611,459)		3,657,396

TOTAL INVESTMENTS — 100.0% (Cost $362,607,750)		314,346,078
Liabilities in Excess of Other Assets — 0.0%		(41,441)

NET ASSETS — 100.0%		$314,304,637

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	47.5
Domestic Equity Funds	34.1
International Equity Fund	16.1
U.S. Treasury Obligations	1.2
Money Market Fund	1.1
Futures Contracts	1.0

101.0

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$58,739
Mutual Funds	310,688,682
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	3,657,396	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$314,346,078	$58,739

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Growth Allocation Fund I
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.3%
GuideStone Money Market Fund (GS2 Class)¥	3,578,325	$3,578,325
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,497,880	13,121,427
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	2,422,610	18,847,907
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,171,949	8,414,593
GuideStone Global Bond Fund (GS4 Class)¥	534,550	4,933,901
GuideStone Equity Index Fund (GS2 Class)¥	1,211,949	8,944,181
GuideStone Value Equity Fund (GS2 Class)¥	6,658,270	41,014,945
GuideStone Growth Equity Fund (GS2 Class)¥	4,382,603	40,758,209
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,356,743	9,754,980
GuideStone International Equity Fund (GS2 Class)¥	5,017,109	47,311,338

Total Mutual Funds (Cost $247,810,524)		196,679,806

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills
0.06%, 11/19/09‡‡	$15,000	14,999
0.28%, 11/19/09‡‡	295,000	294,985

		309,984

U.S. Treasury Note
1.88%, 02/28/14	1,150,000	1,140,387

Total U.S. Treasury Obligations (Cost $1,433,102)		1,450,371

TOTAL INVESTMENTS — 100.0% (Cost $249,243,626)		198,130,177
Liabilities in Excess of Other Assets — 0.0%		(53,275)

NET ASSETS — 100.0%		$198,076,902

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	50.7
International Equity Fund	23.9
Bond Funds	22.9
Money Market Fund	1.8
Futures Contracts	1.7
U.S. Treasury Obligations	0.7

101.7

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$66,372
Mutual Funds	196,679,806	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligation	1,450,371	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$198,130,177	$66,372

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Aggressive Allocation Fund I
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS2 Class)¥	2,623,517	$2,623,517
GuideStone Equity Index Fund (GS2 Class)¥	1,110,077	8,192,365
GuideStone Value Equity Fund (GS2 Class)¥	5,982,279	36,850,837
GuideStone Growth Equity Fund (GS2 Class)¥	3,964,561	36,870,415
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,254,247	9,018,034
GuideStone International Equity Fund (GS2 Class)¥	4,470,027	42,152,354

Total Mutual Funds (Cost $186,611,104)		135,707,522

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.20%, 11/19/09‡‡	$10,000	9,999
0.28%, 11/19/09‡‡	275,000	274,987

Total U.S. Treasury Obligations (Cost $284,891)		284,986

TOTAL INVESTMENTS — 100.0% (Cost $186,895,995)		135,992,508
Liabilities in Excess of Other Assets — 0.0%		(31,258)

NET ASSETS — 100.0%		$135,961,250

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	66.9
International Equity Fund	31.0
Futures Contracts	1.9
Money Market Fund	1.9
U.S. Treasury Obligations	0.2

101.9

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$40,252
Mutual Funds	135,707,522	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	284,986	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$135,992,508	$40,252

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Money Market Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 4.3%
Federal Home Loan Bank
0.67%, 02/05/10†	$6,620,000	$6,620,000
0.76%, 02/26/10†	6,800,000	6,800,000
Federal Home Loan Mortgage Corporation
0.72%, 11/05/09Ω	5,000,000	4,996,500
0.35%, 05/05/11†	17,000,000	16,991,832
Federal National Mortgage Association
0.33%, 05/13/11†	15,000,000	15,004,601

Total Agency Obligations (Cost $50,412,933)		50,412,933

CERTIFICATES OF DEPOSIT — 25.9%
Abbey National Treasury Services PLC CT
0.76%, 10/20/09†	8,500,000	8,500,000
Banco Bilbao Vizcaya Argentaria S.A. NY
1.07%, 10/29/09	6,000,000	6,000,046
0.90%, 11/16/09	5,000,000	5,000,064
0.53%, 12/30/09	15,000,000	15,000,187
Barclays Bank PLC NY
0.66%, 02/26/10	4,000,000	4,000,000
0.58%, 03/15/10	5,000,000	5,000,000
BNP Paribas NY
0.43%, 11/16/09	25,000,000	25,000,000
0.56%, 11/30/09	10,000,000	10,000,000
0.55%, 12/04/09	20,000,000	20,000,000
Dexia Credit Local NY
0.51%, 10/19/09†	14,000,000	14,000,000
DnB NORBank ASA NY
0.67%, 12/10/09	7,000,000	7,000,000
0.50%, 01/07/10	10,000,000	10,000,000
Intesa Sanpaolo SpA NY
0.35%, 10/05/09	1,500,000	1,500,000
0.60%, 12/11/09	5,000,000	5,000,000
0.50%, 12/29/09	10,000,000	10,000,000
Rabobank Nederland NV NY
0.40%, 10/13/09	17,000,000	17,000,000
0.48%, 05/04/10†	17,000,000	17,000,000
Royal Bank of Scotland PLC NY
0.50%, 10/13/09	13,000,000	13,000,000
Societe Generale NY
0.53%, 01/07/10	6,000,000	6,000,000
State Street Bank and Trust Co.
0.34%, 10/07/09	15,000,000	15,000,000
0.29%, 10/27/09	40,000,000	40,000,000
Svenska Handelsbanken NY
0.62%, 11/30/09	5,000,000	5,000,041
0.57%, 12/14/09	10,000,000	10,000,205
0.52%, 12/17/09	15,000,000	15,000,160
UBS AG Stamford
0.36%, 01/06/10	15,000,000	15,000,000
Westdeutsche Landesbank NY
0.40%, 01/28/10	5,000,000	5,000,000

Total Certificates of Deposit (Cost $304,000,703)		304,000,703

COMMERCIAL PAPER — 53.7%
Antalis US Funding Corporation
0.42%, 10/08/09	1,000,000	999,918
0.31%, 10/14/09	25,000,000	24,997,201
0.27%, 11/10/09	24,000,000	23,992,800
0.26%, 11/17/09	7,000,000	6,997,624
ANZ National International, Ltd.
0.33%, 02/01/10	9,500,000	9,489,289
Atlantis One Funding Corporation
0.36%, 10/02/09	18,000,000	17,999,820
0.31%, 11/06/09	25,000,000	24,992,250
0.24%, 12/02/09	14,000,000	13,994,213
Barton Capital Corporation
0.21%, 11/03/09	15,000,000	14,997,112
Cancara Asset Securitisation LLC
0.30%, 11/16/09	15,000,000	14,994,250
0.30%, 11/20/09	4,000,000	3,998,333
CBA Delaware Finance, Inc.
0.24%, 12/04/09	20,000,000	19,991,467
Citigroup Funding, Inc.
0.40%, 10/01/09	20,000,000	20,000,000
Danske Corporation
0.34%, 10/09/09	12,000,000	11,999,093
0.76%, 11/02/09	8,000,000	7,994,631
0.25%, 11/30/09	15,000,000	14,993,750
0.25%, 12/01/09	11,300,000	11,295,213
Deutsche Bank Financial LLC
0.30%, 11/03/09	10,000,000	9,997,250
Dexia Delaware LLC
0.13%, 10/01/09	13,322,000	13,322,000
DnB NORBank ASA
0.29%, 01/14/10	15,000,000	14,987,313
Fairway Finance LLC
0.29%, 11/06/09	3,068,000	3,067,110
0.28%, 11/09/09	30,000,000	29,990,900
ING US Funding LLC
0.34%, 10/02/09	10,000,000	9,999,906
0.31%, 10/20/09	20,000,000	19,996,728
Intesa Funding LLC
0.33%, 10/06/09	11,000,000	10,999,496
JPMorgan Chase Funding, Inc.
0.31%, 10/02/09	10,000,000	9,999,914
0.28%, 11/04/09	15,000,000	14,996,033
0.28%, 11/13/09	7,000,000	6,997,659
0.27%, 11/23/09	14,000,000	13,994,435
Nieuw Amsterdam Receivables Corporation
0.45%, 10/02/09	15,000,000	14,999,812
0.38%, 10/16/09	10,000,000	9,998,417
Nordea North America, Inc.
0.24%, 12/18/09	20,000,000	19,989,600
NRW.BANK
0.31%, 12/17/09	5,000,000	4,996,685
Old Line Funding LLC
0.28%, 11/02/09	4,000,000	3,999,004
Romulus Funding Corporation
0.50%, 10/16/09	2,000,000	1,999,583
0.45%, 10/26/09	5,000,000	4,998,438
0.65%, 10/28/09	11,000,000	10,994,638
Royal Bank of Scotland PLC
0.50%, 10/26/09	14,000,000	14,000,000
0.35%, 12/04/09	5,000,000	5,000,000
0.32%, 12/21/09	7,000,000	7,000,000

See Notes to Schedules of Investments.

Money Market Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Royal Bank of Scotland Group PLC
0.50%, 11/03/09	$12,000,000	$11,994,500
Scaldis Capital LLC
0.27%, 10/13/09	9,500,000	9,499,145
0.30%, 11/18/09	6,900,000	6,897,240
Societe Generale North America, Inc.
0.30%, 10/23/09	7,000,000	6,998,717
0.58%, 12/11/09	18,000,000	17,979,588
0.26%, 01/21/10	22,000,000	21,982,204
0.42%, 01/27/10	4,000,000	3,994,493
Solitaire Funding LLC
0.26%, 10/01/09	6,381,000	6,381,000
0.35%, 10/07/09	3,000,000	2,999,825
Straight-A Funding LLC
0.35%, 10/09/09	27,500,000	27,497,861
UBS Finance Delaware LLC
0.61%, 10/06/09	13,000,000	12,998,908

Total Commercial Paper (Cost $629,275,366)		629,275,366

MUNICIPAL BONDS — 5.8%
Cook County Series 2002A General Obligation Bond
0.70%, 11/01/23†	10,000,000	10,000,000
Metropolitan Transportation Authority Series D-1 Revenue Bond (FSA Insured)
0.35%, 11/01/29†	12,000,000	12,000,000
New York City Housing Development Corporation Series J-2-B Multi-Family Housing Revenue Bond
0.32%, 11/01/40†	10,100,000	10,100,000
New York Mortgage Agency Series 125 Homeowner Mortgage Revenue Bond
0.41%, 10/01/36†	6,600,000	6,600,000
Ohio Housing Finance Agency Series C Residential Mortgage Revenue Bond
0.65%, 03/01/40†	10,000,000	10,000,000
Triborough Bridge & Tunnel Authority Series 2003B Revenue Bond
0.30%, 01/01/33†	9,000,000	9,000,000
Wisconsin Housing & Economic Development Authority Series D Home Ownership Revenue Bond
0.32%, 09/01/34†	4,700,000	4,700,000
0.32%, 03/01/38†	5,350,000	5,350,000

Total Municipal Bonds (Cost $67,750,000)		67,750,000

VARIABLE RATE OBLIGATIONS — 6.3%
Bank of Montreal
0.77%, 10/05/09 144A†	9,200,000	9,200,000
HSBC USA, Inc.
0.93%, 10/14/09†	1,645,000	1,645,000
KBC Bank NV
0.64%, 10/01/09†	6,690,000	6,690,000
Nordea Bank AB
0.87%, 10/23/09 144A†	6,900,000	6,900,000
Procter & Gamble International Funding SCA
0.48%, 11/09/09†Δ	27,000,000	27,000,000
Rabobank Nederland NV
0.26%, 10/07/09 144A†	11,800,000	11,800,000
Roche Holdings, Inc.
1.39%, 11/25/09†	10,500,000	10,546,885

Total Variable Rate Obligations (Cost $73,781,885)		73,781,885

	Shares
MONEY MARKET FUND — 1.3%
Northern Institutional Liquid Assets Portfolio§ (Cost $15,265,000)	15,265,000	15,265,000

	Par
U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bills
0.55%, 07/01/10ΩΔ	$11,000,000	10,954,538
0.31%, 07/15/10Ω	23,000,000	22,943,356
0.32%, 07/15/10ΩΔ	10,000,000	9,974,888
0.39%, 07/15/10Ω	23,600,000	23,527,564
0.47%, 07/29/10Ω	2,500,000	2,490,176

Total U.S. Treasury Obligations (Cost $69,890,522)		69,890,522

TOTAL INVESTMENTS — 103.3% (Cost $1,210,376,409)		1,210,376,409
Liabilities in Excess of Other Assets — (3.3)%		(38,137,573)

NET ASSETS — 100.0%		$1,172,238,836

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	53.7
Certificates of Deposit	25.9
Variable Rate Obligations	6.3
U.S. Treasury Obligations	6.0
Municipal Bonds	5.8
Agency Obligations	4.3
Money Market Fund	1.3

103.3

See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Money Market Fund	$15,265,000	$—
Level 2 — Other Significant Observable Inputs
Agency Obligations	50,412,933	—
Certificates Of Deposit	304,000,703	—
Commercial Paper	629,275,366	—
Municipal Bonds	67,750,000	—
U.S. Treasury Obligations	69,890,522	—
Variable Rate Obligations	73,781,885	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,210,376,409	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.3%
Federal Home Loan Bank
5.38%, 06/13/14	$895,000	$1,003,951
5.25%, 09/12/14	895,000	1,007,743
Federal National Mortgage
Association
6.25%, 02/01/11	1,275,000	1,350,705
2.00%, 02/11/11	1,780,000	1,789,256
5.25%, 08/01/12	1,580,000	1,689,709
3.50%, 08/25/14	750,000	757,431
Small Business Administration
6.95%, 11/10/16	515,985	551,489

Total Agency Obligations (Cost $7,853,693)		8,150,284

ASSET-BACKED SECURITIES — 11.7%
Accredited Mortgage Loan Trust
0.30%, 02/25/37†	688,304	659,557
Ally Auto Receivables Trust
1.32%, 03/15/12 144A	690,000	683,855
American Express Issuance Trust
4.02%, 01/18/11	2,580,000	2,606,839
Amresco Independence Funding, Inc.
1.75%, 07/15/26 144A†	272,783	172,357
Asset-Backed Securities Corporation Home Equity
0.52%, 09/25/34†	100,868	71,048
Bank of America Auto Trust
1.16%, 02/15/12 144A	740,000	734,450
2.13%, 09/15/13 144A	1,765,000	1,768,061
Bear Stearns Asset-Backed Securities Trust
0.30%, 11/25/36†	369,791	330,191
1.25%, 10/25/37†	1,227,947	766,259
0.44%, 01/25/47†	1,576,677	1,255,698
BMW Vehicle Lease Trust
2.04%, 04/15/11	1,800,000	1,812,520
Business Loan Express
2.25%, 01/01/25 144A†	183,005	99,853
Carmax Auto Owner Trust
5.24%, 07/15/11	1,411,824	1,429,555
CenterPoint Energy Transition Bond Co., LLC
4.97%, 08/01/14	2,477,480	2,606,309
Chase Issuance Trust
0.65%, 09/17/12†	2,500,000	2,500,000
0.69%, 09/17/12†	2,500,000	2,500,000
0.26%, 03/15/13†	1,100,000	1,093,768
Citigroup Mortgage Loan Trust, Inc.
0.31%, 07/25/45†	2,529,667	1,690,036
Conseco Financial Corporation
6.04%, 11/01/29	22,830	21,450
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	900,000	519,842
Daimler Chrysler Auto Trust
1.18%, 07/08/11†	690,590	691,669
5.28%, 03/08/13	2,610,000	2,735,173
FHLMC Structured Pass-Through Securities
0.51%, 08/25/31†	1,038,846	834,385
Ford Credit Auto Lease Trust
2.60%, 05/15/11 144A	830,000	839,353
Ford Credit Auto Owner Trust
5.07%, 12/15/10	919,137	927,323
1.14%, 01/15/11†	548,163	548,919
1.21%, 01/15/12	950,000	945,547
0.28%, 02/15/12†	2,520,000	2,513,015
3.96%, 04/15/12	3,585,000	3,660,608
2.79%, 08/15/13	2,150,000	2,195,364
2.17%, 10/15/13	2,525,000	2,545,659
2.98%, 08/15/14	1,255,000	1,259,824
Fremont Home Loan Trust
0.30%, 10/25/36†	64,146	47,463
GSAA Trust
0.57%, 12/25/34†	481,864	247,038
Honda Auto Receivables Owner Trust
5.12%, 10/15/10	108,661	108,979
1.50%, 08/15/11	1,250,000	1,257,547
2.22%, 08/15/11	1,000,000	1,009,863
2.79%, 01/15/13	1,520,000	1,555,575
Hyundai Auto Receivables Trust
1.11%, 02/15/12	480,000	480,013
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	226,193	167,655
JP Morgan Mortgage Acquisition Corporation
0.30%, 05/25/37†	1,755,451	1,520,510
Long Beach Mortgage Loan Trust
0.29%, 11/25/36†	73,710	70,857
Morgan Stanley ABS Capital I
0.30%, 11/25/36†	675,825	650,724
0.29%, 01/25/37†	606,763	559,611
0.36%, 02/25/37†	1,153,137	943,289
0.31%, 05/25/37†	1,363,759	1,046,246
Nissan Auto Lease Trust
2.01%, 04/15/11	940,000	946,672
1.22%, 09/15/11	640,000	640,774
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	350,000	367,859
Securitized Asset-Backed Receivables LLC Trust
0.29%, 01/25/37†	589,211	517,035
SLM Student Loan Trust
1.60%, 10/25/16†	3,985,000	4,060,236
1.80%, 01/25/18†	3,975,000	4,071,017
0.49%, 10/25/18†	798,666	795,963
Soundview Home Equity Loan Trust
0.37%, 01/25/37†	767,894	657,047
0.31%, 08/25/37†	773,176	727,542
Specialty Underwriting & Residential Finance
0.29%, 11/25/37†	77,420	75,897
Structured Asset Investment Loan Trust
0.30%, 07/25/36†	92,417	88,391
Structured Asset Securities Corporation
4.90%, 04/25/35†	1,204,475	800,634
0.30%, 10/25/36†	321,025	300,520

See Notes to Schedules of Investments.

	Par	Value
Structured Asset Receivables Trust
1.00%, 04/21/11 144A†	$1,636,290	$1,439,935
TXU Electric Delivery Transition Bond Co., LLC
4.81%, 11/17/14	2,360,000	2,475,101
USAA Auto Owner Trust
4.89%, 08/15/12	1,114,763	1,126,890
Volkswagen Auto Lease Trust
2.87%, 07/15/11	700,000	709,218
Wachovia Auto Loan Owner Trust
5.08%, 04/20/12 144A	2,677,717	2,717,186
Wells Fargo Home Equity Trust
0.34%, 04/25/37†	1,077,316	1,009,299

Total Asset-Backed Securities (Cost $79,405,034)		76,211,073

CERTIFICATE OF DEPOSIT — 0.2%
Barclays Bank PLC NY
1.55%, 07/23/10 (Cost $1,200,000)	1,200,000	1,207,823

CORPORATE BONDS — 21.0%
3M Co.
4.50%, 11/01/11	590,000	629,421
Abbott Laboratories
5.60%, 05/15/11	750,000	802,840
AEP Texas Central Transition Funding LLC
4.98%, 07/01/13	2,900,000	3,087,811
Allstate Corporation
6.20%, 05/16/14Δ	1,275,000	1,407,946
American Electric Power Co., Inc.
5.25%, 06/01/15	1,600,000	1,675,907
American Express Bank FSB
0.31%, 04/26/10†	1,000,000	991,231
American Express Co.
8.13%, 05/20/19Δ	1,200,000	1,421,684
American Express Credit Corporation
0.40%, 10/04/10†	100,000	98,769
American Honda Finance Corporation
2.63%, 06/29/11 144A†	600,000	598,775
American International Group, Inc.
1.14%, 07/19/13(E)†	400,000	447,982
8.25%, 08/15/18 144A	2,700,000	2,297,938
Amgen, Inc.
4.00%, 11/18/09	1,000,000	1,005,296
AvalonBay Communities, Inc.
6.13%, 11/01/12Δ	600,000	641,841
Bank of America Corporation
4.38%, 12/01/10	1,290,000	1,314,044
5.38%, 06/15/14Δ	650,000	672,430
6.50%, 08/01/16	500,000	526,299
Bank of America NA
0.84%, 06/23/10†	2,500,000	2,504,087
Bank of New York Mellon Corporation
0.39%, 03/23/12†	980,000	965,089
4.30%, 05/15/14	790,000	837,446
BB&T Corporation
3.38%, 09/25/13Δ	400,000	401,971
BellSouth Corporation
4.75%, 11/15/12	1,300,000	1,386,594
Berkshire Hathaway Finance Corporation
4.00%, 04/15/12Δ	3,495,000	3,666,300
Board of Trustees of The Leland Stanford Junior University
3.63%, 05/01/14Δ	425,000	440,405
Bottling Group LLC
6.95%, 03/15/14	1,320,000	1,539,894
Burlington Northern Santa Fe Corporation
6.75%, 07/15/11	600,000	653,237
7.00%, 02/01/14	365,000	417,776
CareFusion Corporation
4.13%, 08/01/12 144AΔ	1,720,000	1,766,743
Caterpillar Financial Services Corporation
5.75%, 02/15/12Δ	575,000	611,196
Chevron Corporation
3.45%, 03/03/12Δ	400,000	416,668
Chicago Transit Authority
6.90%, 12/01/40	1,300,000	1,456,780
Cisco Systems, Inc.
5.25%, 02/22/11	750,000	790,797
Citigroup Funding, Inc.
1.52%, 05/07/10†	6,000,000	6,005,886
1.38%, 05/05/11	2,110,000	2,124,643
2.25%, 12/10/12Δ	1,050,000	1,064,952
Comcast Cable Communications LLC
6.75%, 01/30/11	1,060,000	1,127,573
ConocoPhillips
4.75%, 10/15/12	2,225,000	2,394,193
4.75%, 02/01/14Δ	400,000	430,770
COX Communications, Inc.
7.75%, 11/01/10	1,225,000	1,296,621
7.13%, 10/01/12	420,000	468,838
CSX Corporation
6.75%, 03/15/11	575,000	615,600
5.75%, 03/15/13	1,225,000	1,307,276
CVS Caremark Corporation
0.66%, 06/01/10†	1,380,000	1,381,271
5.75%, 08/15/11	975,000	1,042,863
Dow Chemical Co.
4.85%, 08/15/12Δ	1,500,000	1,560,828
Duke Energy Ohio, Inc.
5.70%, 09/15/12	1,375,000	1,498,722
Eli Lilly & Co.
3.55%, 03/06/12	200,000	209,564
Enterprise Products Operating LLC
4.95%, 06/01/10Δ	1,080,000	1,097,015
7.50%, 02/01/11Δ	600,000	640,718
6.38%, 02/01/13	750,000	813,403
Express Scripts, Inc.
5.25%, 06/15/12	550,000	584,214
Florida Power Corporation
6.65%, 07/15/11	600,000	649,181
FPL Group Capital, Inc.
5.63%, 09/01/11Δ	475,000	509,015
General Dynamics Corporation
1.80%, 07/15/11	1,520,000	1,528,691

See Notes to Schedules of Investments.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
General Electric Capital Corporation
5.00%, 12/01/10‡‡	$1,740,000	$1,799,023
2.63%, 12/28/12Δ	1,400,000	1,435,480
5.90%, 05/13/14Δ	460,000	496,475
6.50%, 09/15/67 144A(U)†	1,600,000	2,043,726
Goldman Sachs Group, Inc.
1.63%, 07/15/11Δ	400,000	404,164
3.63%, 08/01/12Δ	300,000	308,186
6.00%, 05/01/14	600,000	653,177
Hewlett-Packard Co.
4.25%, 02/24/12	1,961,000	2,073,097
HSBC Finance Corporation
0.56%, 10/21/09†	1,000,000	1,000,017
0.38%, 03/12/10†	1,095,000	1,091,476
John Deere Capital Corporation
1.21%, 01/18/11†	760,000	763,764
JPMorgan Chase & Co.
5.60%, 06/01/11	520,000	551,851
2.20%, 06/15/12	1,350,000	1,373,996
Kraft Foods, Inc.
5.63%, 08/11/10Δ	495,000	509,637
6.00%, 02/11/13	950,000	1,019,765
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	600,000	105,000
6.75%, 12/28/17#	2,600,000	260
6.88%, 05/02/18#	2,400,000	438,000
Metropolitan Life Global Funding I
0.89%, 09/17/10 144A†	2,300,000	2,295,274
2.20%, 06/10/11 144A†	1,625,000	1,623,151
2.88%, 09/17/12 144A	2,225,000	2,217,306
Microsoft Corporation
2.95%, 06/01/14Δ	900,000	913,113
MidAmerican Energy Co.
5.13%, 01/15/13	515,000	545,674
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	550,000	599,653
Midamerican Funding LLC
6.75%, 03/01/11	600,000	635,951
Morgan Stanley
2.55%, 05/14/10†Δ	6,400,000	6,471,309
6.75%, 04/15/11	1,430,000	1,525,330
2.25%, 03/13/12	2,030,000	2,068,371
6.00%, 05/13/14	400,000	426,271
Nabors Industries, Inc.
6.15%, 02/15/18Δ	1,650,000	1,656,795
New York Life Global Funding
4.65%, 05/09/13 144A	275,000	289,744
Novartis Capital Corporation
4.13%, 02/10/14	210,000	221,970
Oracle Corporation
5.00%, 01/15/11	1,040,000	1,088,053
Overseas Private Investment Corporation
29.82%, 07/12/10Ω	1,760,216	1,938,375
7.93%, 07/12/12Ω	2,100,000	2,281,937
5.75%, 04/15/14	1,600,000	1,765,376
Pacific Gas & Electric Co.
1.25%, 06/10/10†	1,000,000	1,005,790
Pfizer, Inc.
4.45%, 03/15/12	700,000	743,987
3.63%, 06/03/13(E)	100,000	150,148
Procter & Gamble Co.
4.60%, 01/15/14	535,000	575,308
3.50%, 02/15/15Δ	200,000	205,067
Progress Energy, Inc.
7.10%, 03/01/11Δ	1,120,000	1,187,721
Prudential Financial, Inc.
3.63%, 09/17/12	945,000	951,492
Roche Holdings, Inc.
4.50%, 03/01/12 144AΔ	2,296,000	2,430,842
Southeast Supply Header LLC
4.85%, 08/15/14 144A	945,000	963,172
Sprint Capital Corporation
8.38%, 03/15/12Δ	1,000,000	1,037,500
TEPPCO Partners LP
6.13%, 02/01/13	1,005,000	1,080,212
Time Warner Cable, Inc.
5.40%, 07/02/12	1,325,000	1,416,695
Time Warner, Inc.
0.68%, 11/13/09†	2,100,000	2,100,586
Union Pacific Corporation
6.13%, 01/15/12	365,000	393,393
United Parcel Service, Inc.
4.50%, 01/15/13	1,410,000	1,512,947
US Bancorp
4.20%, 05/15/14	900,000	941,478
Verizon Global Funding Corporation
7.25%, 12/01/10Δ	675,000	718,593
6.88%, 06/15/12	445,000	496,514
Verizon Wireless Capital LLC
3.75%, 05/20/11 144AΔ	4,325,000	4,463,980
5.25%, 02/01/12 144AΔ	2,585,000	2,761,850
5.55%, 02/01/14 144A	400,000	432,689
Wachovia Corporation
0.42%, 03/15/11†	540,000	536,483
5.30%, 10/15/11	394,000	417,642
Wells Fargo & Co.
3.75%, 10/01/14	360,000	358,602
XTO Energy, Inc.
5.00%, 08/01/10	1,020,000	1,051,454

Total Corporate Bonds (Cost $138,764,612)		136,391,926

FOREIGN BONDS — 12.2%
Australia — 2.0%
Australia & New Zealand Banking Group, Ltd.
1.08%, 08/04/11 144A†	600,000	602,309
0.57%, 06/18/12 144A†	1,575,000	1,562,816
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/14	200,000	221,250
Commonwealth Bank of Australia
2.40%, 01/12/12 144A	1,004,000	1,022,947
Macquarie Bank, Ltd.
2.60%, 01/20/12 144AΔ	1,480,000	1,492,341
4.10%, 12/17/13 144A	3,410,000	3,592,149
Macquarie Group, Ltd.
7.30%, 08/01/14 144AΔ	300,000	320,658
National Australia Bank, Ltd.
0.91%, 02/08/10 144A†	1,600,000	1,599,877

See Notes to Schedules of Investments.

	Par	Value
Suncorp-Metway, Ltd.
0.67%, 12/17/10 144A†	$2,405,000	$2,409,618

		12,823,965

Bermuda — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
1.95%, 08/13/10†	545,000	542,467
9.50%, 04/15/14	880,000	1,040,811

		1,583,278

Canada — 1.3%
Export Development Canada
2.38%, 03/19/12	1,410,000	1,441,175
Province of Ontario
3.13%, 09/08/10	760,000	777,665
2.75%, 02/22/11	775,000	793,275
0.88%, 05/22/12†	1,475,000	1,491,811
4.10%, 06/16/14	2,195,000	2,323,177
Royal Bank of Canada
5.65%, 07/20/11	550,000	591,255
Toronto-Dominion Bank
1.59%, 09/10/10(E)†	550,000	804,159

		8,222,517

Cayman Islands — 0.1%
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	283,333	277,946
4.63%, 06/15/10 144AΔ	283,333	277,957

		555,903

Denmark — 0.1%
FIH Erhvervsbank A/S
2.45%, 08/17/12 144A	450,000	455,483

France — 0.6%
BNP Paribas
1.30%, 06/11/12†	600,000	607,167
Societe Financement de l’Economie Francaise
2.38%, 03/26/12 144A	1,155,000	1,159,843
Societe Financement de l’Economie Francaise
2.38%, 03/26/12	2,395,000	2,438,661

		4,205,671

Germany — 1.2%
Deutsche Bank AG
5.00%, 10/12/10	515,000	531,841
3.88%, 08/18/14Δ	700,000	709,418
Federal Republic of Germany
1.50%, 09/21/12 144AΔ	3,300,000	3,287,493
Kreditanstalt fuer Wiederaufbau
3.50%, 03/10/14	1,605,000	1,671,556
Landwirtschaftliche Rentenbank
4.13%, 07/15/13	1,315,000	1,386,913

		7,587,221

Italy — 0.4%
Atlantia SpA
1.25%, 06/09/11(E)†	900,000	1,306,044
Telecom Italia SpA
1.34%, 12/06/12(E)†	900,000	1,282,386

		2,588,430

Japan — 0.1%
Japan Finance Corporation
2.00%, 06/24/11Δ	500,000	506,605

Luxembourg — 0.6%
Covidien International Finance SA
5.45%, 10/15/12	1,165,000	1,269,231
Gaz Capital SA
9.25%, 04/23/19	2,300,000	2,567,375

		3,836,606

Mexico — 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 144A	1,250,000	1,244,702

Netherlands — 1.7%
Deutsche Telekom International Finance BV
8.50%, 06/15/10	900,000	943,537
EDP Finance BV
5.38%, 11/02/12 144AΔ	550,000	592,954
Fortis Bank Nederland NV
1.74%, 06/10/11(E)†	600,000	879,165
ING Bank NV
2.63%, 02/09/12 144A	1,200,000	1,221,020
Koninklijke KPN NV
8.00%, 10/01/10	1,430,000	1,518,919
LeasePlan Corporation NV
3.00%, 05/07/12 144A	1,525,000	1,555,601
Nederlandse Waterschapsbank NV
4.63%, 07/25/11(E)	1,000,000	1,542,769
Shell International Finance BV
4.00%, 03/21/14	2,650,000	2,786,446

		11,040,411

New Zealand — 0.3%
Westpac Securities NZ, Ltd.
2.50%, 05/25/12 144A	1,800,000	1,830,687

Norway — 0.4%
Eksportfinans ASA
5.00%, 02/14/12	1,125,000	1,207,733
StatoilHydro ASA
3.88%, 04/15/14Δ	1,385,000	1,451,803

		2,659,536

Supranational — 0.4%
European Investment Bank
4.75%, 04/15/11(E)	1,500,000	2,315,581
3.13%, 06/04/14	600,000	614,668

		2,930,249

Sweden — 0.2%
Svenska Handelsbanken AB
2.88%, 09/14/12 144A	1,575,000	1,580,068

Switzerland — 0.4%
Credit Suisse
3.45%, 07/02/12	1,000,000	1,021,182
UBS AG
1.21%, 06/19/10†	1,550,000	1,533,353

		2,554,535

See Notes to Schedules of Investments.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
United Kingdom — 2.0%
Bank of England PLC
2.38%, 03/19/12 144A	$600,000	$603,397
Barclays Bank PLC
4.25%, 10/27/11(E)Δ	1,000,000	1,537,845
2.70%, 03/05/12 144A	740,000	754,605
5.45%, 09/12/12	1,050,000	1,129,114
BP Capital Markets PLC
5.25%, 11/07/13	525,000	575,633
3.63%, 05/08/14	600,000	618,836
3.88%, 03/10/15	1,100,000	1,137,755
Lloyds TSB Bank PLC
0.95%, 06/09/11(E)†	400,000	584,816
National Grid PLC
1.32%, 01/18/12(E)†	850,000	1,201,313
Nationwide Building Society
0.62%, 05/17/12 144A†	1,100,000	1,097,610
Royal Bank of Scotland PLC
2.63%, 05/11/12 144A	2,025,000	2,042,495
Vodafone Group PLC
0.66%, 02/27/12†	950,000	944,374
4.15%, 06/10/14Δ	1,040,000	1,069,136

		13,296,929

Total Foreign Bonds (Cost $77,780,201)		79,502,796

MORTGAGE-BACKED SECURITIES — 38.4%
Adjustable Rate Mortgage Trust
5.93%, 03/25/37†	3,278,525	1,747,478
American Home Mortgage Investment Trust
3.10%, 10/25/34†	1,064,186	771,976
American Home Mortgage Assets
0.52%, 11/25/35†	709,325	391,610
1.82%, 11/25/46†	1,399,650	627,352
Bank of America Commercial Mortgage, Inc.
3.88%, 09/11/36	1,067,635	1,080,165
Bank of America Funding Corporation
6.09%, 01/20/47†	1,182,037	773,112
Bank of America Mortgage Securities, Inc.
6.50%, 10/25/31	266,969	254,747
Bear Stearns Adjustable Rate Mortgage Trust
4.62%, 01/25/34†	453,053	410,435
4.64%, 07/25/34†	1,016,934	902,427
3.94%, 10/25/34†	483,454	388,842
2.90%, 03/25/35†	1,797,369	1,605,642
Bear Stearns Alt-A Trust
0.99%, 11/25/34†	516,205	354,417
5.49%, 09/25/35†	727,623	460,837
Bear Stearns Commercial Mortgage Securities
0.35%, 03/15/19 144A†	1,348,181	1,113,845
4.48%, 06/11/41	600,000	601,487
4.03%, 02/13/46	98,650	98,895
Commercial Mortgage Pass-Through Certificates
7.42%, 08/15/33†	1,125,370	1,140,000
Countrywide Alternative Loan Trust
6.00%, 10/25/32	178,242	155,962
5.50%, 07/25/35	775,648	638,958
Countrywide Home Loan Mortgage Pass-Through Trust
0.79%, 02/25/35†	243,698	153,074
Deutsche ALT-A Securities, Inc.
5.87%, 10/25/36 STEP	800,000	441,743
5.89%, 10/25/36 STEP	800,000	442,120
DLJ Commercial Mortgage Corporation
7.18%, 11/10/33	1,797,934	1,851,231
Federal Home Loan Mortgage Corporation
15.25%, 08/01/11	607	681
5.38%, 09/15/11	2,292,309	2,397,195
4.00%, 08/01/15	997,068	1,016,717
5.00%, 11/15/16	669,823	686,791
3.50%, 12/01/18	2,254,319	2,237,653
10.75%, 02/01/19	61,842	64,277
0.47%, 02/15/19†	868,711	862,011
6.00%, 11/01/22	1,379,808	1,472,838
4.25%, 06/15/24	140,132	140,511
3.33%, 07/01/27†	22,120	22,445
0.59%, 12/15/30†	652,869	647,335
2.87%, 06/01/33†	1,900,343	1,907,162
6.00%, 07/01/33	947,435	1,010,113
3.47%, 04/01/34†	1,657,281	1,697,742
4.40%, 10/01/34†	536,477	549,009
3.89%, 08/01/35†	1,401,271	1,454,319
4.51%, 10/01/35†	862,438	891,101
5.82%, 04/01/36†	2,630,497	2,782,168
Federal Housing Authority
7.43%, 09/01/22	1,501	1,486
Federal National Mortgage Association
5.00%, 01/01/18	2,450,592	2,605,094
5.50%, 12/01/18	903,053	965,631
4.00%, 11/25/19	675,175	687,406
5.50%, 09/25/24	276,059	277,251
4.00%, 12/01/24†	71,505	72,696
9.00%, 05/01/25	75,722	85,205
9.00%, 07/01/25	84,015	92,492
6.00%, 02/25/27	1,246,405	1,283,461
5.50%, 11/25/27	1,916,127	1,991,279
0.85%, 05/25/30†	1,454,417	1,439,598
0.90%, 05/25/30†	1,476,125	1,460,575
3.85%, 09/01/31†	66,475	67,389
3.31%, 02/25/32	288,189	271,436
3.47%, 04/01/33†	352,409	366,574
3.31%, 06/01/33†	195,967	200,070
5.50%, 06/01/33	17,287	18,187
5.50%, 07/01/33	16,695	17,565
5.17%, 10/01/33†	775,639	798,805
5.50%, 10/01/33	88,042	92,628
4.82%, 12/01/33†	232,449	239,744
4.50%, 06/01/34	56,472	57,596
3.16%, 09/01/34†	562,420	569,577
3.23%, 09/01/34†	788,790	799,853
4.50%, 09/01/34	218,585	222,798
4.69%, 10/01/34†	900,517	910,311
4.76%, 10/01/34†	986,987	1,003,952
4.50%, 12/01/34	64,945	66,196
4.50%, 02/01/35	2,389,062	2,432,115
4.50%, 03/01/35	1,365,572	1,390,181

See Notes to Schedules of Investments.

	Par	Value
4.50%, 04/01/35	$2,377,396	$2,420,239
4.50%, 05/01/35	764,992	778,778
4.50%, 06/01/35	59,706	60,782
5.00%, 06/01/35	29,547,258	30,628,810
4.50%, 08/01/35	1,480,992	1,507,681
4.68%, 08/01/35†	4,483,472	4,663,724
4.41%, 09/01/35†	1,791,372	1,865,102
4.50%, 09/01/35	933,421	950,242
4.50%, 10/01/35	591,849	602,514
5.33%, 10/01/35†	1,695,469	1,784,807
4.50%, 11/01/35	625,829	637,107
4.65%, 11/01/35†	2,761,576	2,814,048
5.47%, 12/01/35†	139,325	144,385
6.50%, 07/25/36	159,231	159,367
6.00%, 10/01/37 TBA	100,000	105,500
5.50%, 10/11/37 TBA	4,400,000	4,602,127
0.50%, 06/25/44†	24,821	24,686
2.25%, 07/01/44†	299,009	295,207
FHLMC Multifamily Structured Pass-Through Certificates
2.23%, 07/25/13	1,181,485	1,190,878
3.61%, 06/25/14	1,095,000	1,124,762
FHLMC Structured Pass-Through Securities
1.25%, 05/25/43†	1,302,499	1,276,980
2.45%, 07/25/44†	2,238,440	2,197,587
First Horizon Alternative Mortgage Securities
3.53%, 06/25/34†	738,331	575,148
GE Capital Commercial Mortgage Corporation
5.56%, 06/10/38	366,749	376,991
GMAC Commercial Mortgage Securities, Inc.
7.72%, 03/15/33†	694,257	697,057
6.70%, 04/15/34	2,329,560	2,428,244
Government National Mortgage Association
6.00%, 02/15/11	7,042	7,075
4.38%, 06/20/17†	15,593	15,968
4.38%, 06/20/21†	7,784	7,992
4.13%, 10/20/27†	56,043	56,925
8.50%, 10/15/29	27,768	31,917
0.84%, 02/16/30†	222,866	221,401
8.50%, 03/15/30	4,138	4,759
8.50%, 04/15/30	13,143	15,115
8.50%, 05/15/30	136,924	157,466
8.50%, 06/15/30	13,256	15,244
8.50%, 07/15/30	75,904	87,288
8.50%, 08/15/30	22,134	25,455
8.50%, 09/15/30	2,360	2,714
8.50%, 11/15/30	52,218	60,053
8.50%, 12/15/30	38,221	43,955
8.50%, 02/15/31	19,207	22,099
2.75%, 05/20/34†	1,032,786	1,039,304
6.50%, 10/20/37	2,813,399	2,991,653
6.00%, 07/20/38	3,129,485	3,317,108
6.50%, 07/20/38	2,727,929	2,899,656
6.50%, 08/20/38	649,594	690,487
6.50%, 09/20/38	1,898,765	2,018,296
6.00%, 10/22/38 TBA	45,200,000	47,714,250
6.00%, 02/15/39	2,262,605	2,393,412
Greenpoint Mortgage Funding Trust
0.43%, 01/25/37†	1,159,970	574,392
0.52%, 11/25/45†	330,436	172,928
GS Mortgage Securities Corporation II
6.04%, 08/15/18 144A	185,227	190,639
24.70%, 01/10/40 IO 144AΩ†	20,252,244	72,313
GSR Mortgage Loan Trust
3.67%, 08/25/34†	597,892	524,705
4.00%, 09/25/34†	749,144	611,890
3.72%, 09/25/35†	1,596,036	1,368,278
4.12%, 09/25/35†	915,622	846,765
4.12%, 09/25/35†	2,315,985	2,141,817
HarborView Mortgage Loan Trust
5.31%, 12/19/35†	2,468,751	1,902,233
0.46%, 11/19/36†	2,364,431	1,177,998
Impac Secured Assets CMN Owner Trust
0.33%, 01/25/37†	261,138	190,537
Indymac Index Mortgage Loan Trust
0.52%, 06/25/37†	907,272	184,897
0.44%, 09/25/46†	1,334,398	602,625
JP Morgan Mortgage Trust
5.01%, 02/25/35†	773,669	740,706
4.28%, 07/25/35†	2,567,220	2,340,069
Lanark Master Issuer PLC
0.51%, 12/22/54†	723,760	719,825
LB-UBS Commercial Mortgage Trust
6.16%, 07/14/16 144A	1,433,772	1,485,347
7.95%, 05/15/25†	2,452,897	2,472,312
6.37%, 12/15/28	1,520,000	1,594,052
5.39%, 04/15/37 IO 144AΩ†	12,366,278	60,237
Luminent Mortgage Trust
0.51%, 11/26/35†	1,852,879	975,986
0.42%, 12/25/36†	1,397,609	680,560
MASTR Adjustable Rate Mortgages Trust
5.48%, 12/25/33†	793,551	714,584
MLCC Mortgage Investors, Inc.
3.72%, 12/25/34†	1,293,025	1,222,030
5.18%, 02/25/36†	1,430,925	1,266,336
Morgan Stanley Capital I
5.36%, 12/15/44	3,543,325	3,606,292
Permanent Master Issuer PLC
0.56%, 01/15/16†	2,195,000	2,176,239
PNC Mortgage Acceptance Corporation
7.30%, 10/12/33	1,852,244	1,911,916
5.91%, 03/12/34	57,535	57,492
Provident Funding Mortgage Loan Trust
3.55%, 04/25/34†	1,514,057	1,438,682
Residential Accredit Loans, Inc.
0.65%, 01/25/33†	355,808	328,455
Residential Asset Securitization Trust
0.55%, 05/25/35†	1,050,267	673,061
Residential Funding Mortgage Securities I
6.50%, 03/25/32	58,189	58,629

See Notes to Schedules of Investments.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Structured Adjustable Rate Mortgage Loan Trust
3.26%, 03/25/34†	$874,750	$780,720
3.57%, 08/25/34†	1,143,554	876,848
0.55%, 09/25/34†	200,045	144,182
Structured Asset Mortgage Investments, Inc.
4.51%, 10/19/34†	582,837	409,373
0.50%, 07/19/35†	168,031	126,912
0.53%, 02/25/36†	1,041,791	571,528
0.32%, 08/25/36†	257,138	250,479
Structured Asset Securities Corporation
0.30%, 05/25/36†	220,506	208,177
TBW Mortgage Backed Pass Through Certificates
6.01%, 07/25/37 STEP	700,000	404,942
Thornburg Mortgage Securities Trust
0.37%, 07/25/36†	755,752	724,927
0.35%, 03/25/37†	2,338,556	2,159,041
0.38%, 06/25/37†	1,307,151	1,191,354
0.36%, 11/25/46†	2,386,012	2,255,852
TIAA Retail Commercial Trust
5.67%, 08/15/39†	2,118,067	2,176,851
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/34	1,153,206	1,166,782
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.74%, 05/25/47†	1,071,404	229,056
Washington Mutual Mortgage Pass-Through Certificates
0.79%, 12/25/27†	2,319,887	1,634,271
3.96%, 11/25/30†	103,358	90,153
4.68%, 05/25/35†	3,550,000	2,529,124
5.68%, 02/25/37†	1,259,456	803,794
5.64%, 05/25/37†	1,381,814	915,236
5.80%, 07/25/37†	3,246,107	2,034,055
2.30%, 06/25/42†	42,766	32,938
0.56%, 01/25/45†	1,031,512	649,307
0.57%, 08/25/45†	516,467	325,225
0.54%, 10/25/45†	536,035	289,514
1.88%, 06/25/46†	1,953,361	1,092,205
1.64%, 01/25/47†	1,120,597	520,048
Wells Fargo Mortgage-Backed Securities Trust
3.30%, 12/25/34†	1,459,298	1,406,601
4.53%, 02/25/35†	2,801,217	2,512,173
5.24%, 04/25/36†	2,758,852	2,121,762

Total Mortgage-Backed Securities (Cost $262,807,065)		250,204,176

MUNICIPAL BONDS — 2.0%
Citizens Property Insurance Corporation High Risk Account Series A-1 Revenue Bond
5.00%, 06/01/12	1,100,000	1,142,581
Dallas County Hospital District Series B
6.17%, 08/15/34	1,300,000	1,337,687
State of California General Obligation Bond
5.00%, 11/01/32	1,400,000	1,411,046
7.50%, 04/01/34	1,600,000	1,759,152
5.65%, 04/01/39†	1,800,000	1,902,420
7.55%, 04/01/39	3,400,000	3,783,724
State of Georgia General Obligation Bond
5.50%, 07/01/11	1,750,000	1,897,770

Total Municipal Bonds (Cost $12,499,719)		13,234,380

	Shares
MONEY MARKET FUNDS — 13.0%
GuideStone Money Market Fund (GS4 Class)¥	26,477,704	26,477,704
Northern Institutional Liquid Assets Portfolio§	58,267,657	58,267,657

Total Money Market Funds (Cost $84,745,361)		84,745,361

	Par
REPURCHASE AGREEMENTS — 12.1%
Barclays Capital, Inc.
0.05% (dated 09/30/09, due 10/01/09, repurchase price $25,600,036, collateralized by General Electric Capital Corporation FDIC Guaranteed Note, 1.800%, due 03/11/11, total market value $26,349,699)	$25,600,000	25,600,000
0.12% (dated 09/30/09, due 10/01/09, repurchase price $1,800,006, collateralized by Societe Financement De L’Economie Francaise Note, 2.250%, due 06/11/12, total market value $1,891,049)	1,800,000	1,800,000
BNP Paribas Securities Corporation
0.03% (dated 09/30/09, due 10/01/09, repurchase price $25,400,021, collateralized by Federal National Mortgage Association Note, 5.375%, due 06/12/17, total market value $25,973,278)	25,400,000	25,400,000
JPMorgan Securities, Inc.
0.03% (dated 09/30/09, due 10/01/09, repurchase price $25,600,021, collateralized by Federal National Mortgage Association Note, 7.125%, due 06/15/10, total market value $26,107,725)	25,600,000	25,600,000

Total Repurchase Agreements (Cost $78,400,000)		78,400,000

See Notes to Schedules of Investments.

	Par	Value
U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bills
0.26%, 02/25/10‡‡	$56,000	$55,971
0.20%, 03/18/10†	672,000	671,554
0.39%, 09/23/10	6,000,000	5,977,686

		6,705,211

U.S. Treasury Bonds
4.50%, 02/15/36Δ	2,900,000	3,115,691
4.25%, 05/15/39Δ	1,000,000	1,034,844

		4,150,535

U.S. Treasury Inflationary Index Bonds
4.25%, 01/15/10Δ	2,550,000	3,295,750
2.38%, 01/15/17Δ	1,000,000	1,137,668
2.13%, 01/15/19Δ	3,800,000	4,008,283

		8,441,701

U.S. Treasury Notes
2.38%, 08/31/10	770,000	784,137
1.00%, 09/30/11	220,000	220,241
1.75%, 11/15/11‡‡	500,000	507,695
1.38%, 09/15/12Δ	2,115,000	2,112,026
2.38%, 08/31/14Δ	5,900,000	5,923,972
2.38%, 09/30/14	760,000	762,199
3.00%, 08/31/16Δ	1,100,000	1,106,876

		11,417,146

Total U.S. Treasury Obligations (Cost $30,402,043)		30,714,593

TOTAL INVESTMENTS — 116.6% (Cost $773,857,728)		758,762,412

	Number of Contracts	Value
WRITTEN OPTIONS — 0.0%
Put Options — 0.0%
90-Day Eurodollar Futures, Strike Price $98.63, Expires 12/14/09	(24)	$(450)

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price
$3.75, Expires 11/24/09	$(70,000,000)	(3,683)
3-Month LIBOR, Strike Price
$4.00, Expires 11/23/09	(72,000,000)	(9,570)
3-Month LIBOR, Strike Price
$4.00, Expires 11/23/09	(108,000,000)	(14,355)
3-Month LIBOR, Strike Price
$4.35, Expires 11/23/09	(14,000,000)	(2,602)
3-Month LIBOR, Strike Price
$4.35, Expires 11/23/09	(10,000,000)	(1,859)
3-Month LIBOR, Strike Price
$4.35, Expires 11/23/09	(61,000,000)	(11,337)

		(43,406)

Total Written Options (Premiums received $(229,173))		(43,856)

	Par
SECURITIES SOLD SHORT — (7.0)%
Federal National Mortgage Association
5.00%, 11/13/38 TBA	$(4,000,000)	(4,116,248)
5.50%, 11/01/37 TBA	(2,300,000)	(2,397,750)
5.50%, 10/01/37 TBA	(2,000,000)	(2,091,876)
4.50%, 10/14/38 TBA	(9,000,000)	(9,115,308)
5.00%, 10/01/38 TBA	(27,000,000)	(27,885,924)

Total Securities Sold Short (Cost $(45,161,924))		(45,607,106)

Liabilities in Excess of Other Assets — (9.6)%		(62,311,074)

NET ASSETS — 100.0%		$650,800,376

See Notes to Schedules of Investments.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2009:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
American Electric Power, 6.25% due 06/01/15	(6.26)%	06/20/15	CITI	USD	$1,600,000	$(13,084)	$—	$(13,084)
Nabors Industries, 06.15% due 02/15/18	(0.63)%	03/20/18	CITI	USD	3,300,000	97,976	—	97,976
Morgan Stanley ABS Capital I, 7.02% due 12/27/33	(0.54)%	02/25/34	MSCS	USD	499,259	307,908	—	307,908
Long Beach Mortgage Trust, 6.72% due 02/25/34	(0.49)%	02/25/35	BAR	USD	437,951	250,171	—	250,171
Specialty Underwriting & Residential Finance, 6.62% due 02/25/35	(0.59)%	02/25/35	BAR	USD	942,900	941,770	—	941,770
Structured Asset Investment Loan Trust, 6.14% due 02/25/35	(0.61)%	12/27/33	BAR	USD	497,284	311,893	—	311,893

						$1,896,634	$—	$1,896,634

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	(1.63)%	06/20/12	CITI	USD	$4,900,000	$771,765	$—	$771,765
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	GSC	USD	6,929,600	249,784	99,648	150,136
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	GSC	USD	5,270,400	189,976	73,589	116,387
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	BAR	USD	2,440,000	87,952	28,182	59,770
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	RBS	USD	2,049,600	73,880	25,611	48,269

						$1,373,357	$227,030	$1,146,327

Total Swap agreements outstanding at September 30, 2009						$3,269,991	$227,030	$3,042,961

See Notes to Schedules of Investments.

PORTFOLIO SUMMARY (based on net assets)

	%
Mortgage-Backed Securities	38.4
Futures Contracts	21.8
Corporate Bonds	21.0
Money Market Funds	13.0
Repurchase Agreements	12.1
Foreign Bonds	12.2
Asset-Backed Securities	11.7
U.S. Treasury Obligations	4.7
Municipal Bonds	2.0
Forward Foreign Currency Contracts	1.9
Agency Obligations	1.3
Swap Agreements	0.5
Certificate of Deposit	0.2
Written Options	—	**
Securities Sold Short	(7.0)

	133.8

**	Rounds to less than 0.005%.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Futures Contracts	$—	$605,122
Money Market Funds	84,745,361	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	8,150,284	—
Asset-Backed Securities	76,211,073	—
Certificate Of Deposit	1,207,823	—
Corporate Bonds	134,626,550	—
Foreign Bonds	79,502,796	—
Forward Foreign Currency Contracts	—	(145,835)
Mortgage-Backed Securities	250,204,176	—
Municipal Bonds	13,234,380	—
Repurchase Agreements	78,400,000	—
Swap Agreements	—	3,269,991
U.S. Treasury Obligations	30,714,593	—
Level 3 — Significant Unobservable Inputs
Corporate Bonds	1,765,376	—

Total Assets	$758,762,412	$3,729,278

Liabilities:
Level 1 — Quoted Prices
Written Options	$(450)	$—
Level 2 — Other Significant Observable Inputs
Securities Sold Short	(45,607,106)	—
Written Options	(43,406)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(45,650,962)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/08
Corporate Bonds	$3,740,617	$—
Accrued discounts/premiums
Corporate Bonds	136,513	—
Realized gain (loss)
Corporate Bonds	—	—
Change in unrealized appreciation (depreciation)
Corporate Bonds	170,183	—
Net purchases (sales)
Corporate Bonds	—	—
Transfers in and/or out of Level 3
Corporate Bonds	(2,281,937)	—

Balance, 09/30/09	$1,765,376	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.9%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$435,739
Federal Home Loan Bank
1.63%, 07/27/11	2,440,000	2,469,085
5.50%, 08/13/14	620,000	703,430
Federal Home Loan Mortgage Corporation
0.34%, 02/01/11†‡‡	971,000	970,232
5.30%, 12/01/15	1,300,000	1,458,406
Federal National Mortgage Association
5.25%, 08/01/12	500,000	534,718
Tennessee Valley Authority
5.25%, 09/15/39	350,000	370,720
5.38%, 04/01/56	1,800,000	1,937,923

Total Agency Obligations (Cost $8,489,257)		8,880,253

ASSET-BACKED SECURITIES — 4.6%
Access Group, Inc.
1.80%, 10/27/25†	1,829,811	1,848,026
Ally Auto Receivables Trust
0.40%, 09/15/10 144A	1,900,000	1,884,266
Amortizing Residential Collateral Trust
0.53%, 01/01/32†	44,057	18,858
Asset-Backed Securities Corporation Home Equity
0.52%, 09/25/34†	168,112	118,412
Bayview Financial Acquisition Trust
0.92%, 02/28/44†	590,347	490,831
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 10/25/36	3,466,518	1,929,693
6.50%, 10/25/36	3,350,508	1,780,622
Chase Issuance Trust
0.69%, 09/17/12†	3,600,000	3,600,000
CIT Mortgage Loan Trust
1.25%, 10/25/37 144A†@	782,809	697,352
1.50%, 10/25/37 144A†@	430,000	176,256
1.70%, 10/25/37 144A†@	800,000	298,557
Countrywide Home Equity Loan Trust
0.53%, 02/15/34†	440,227	189,122
0.48%, 12/15/35†	1,123,651	389,666
0.38%, 07/15/36†	1,516,217	538,412
Daimler Chrysler Auto Trust
1.73%, 09/10/12†	4,300,000	4,317,470
EMC Mortgage Loan Trust
0.80%, 11/25/41 144A†	203,282	166,833
FBR Securitization Trust
0.51%, 10/25/35†	349,669	339,794
Ford Credit Auto Owner Trust
0.36%, 09/15/10 144A	4,200,000	4,169,815
1.44%, 12/15/10†	515,759	516,482
1.14%, 01/15/11†	1,388,679	1,390,595
1.66%, 06/15/12†	2,600,000	2,625,732
Franklin Auto Trust
1.83%, 06/20/12†	700,000	705,269
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	490,195	241,568
GSAMP Trust
0.36%, 05/25/46 144A†	549,962	505,960
HFC Home Equity Loan Asset-Backed Certificates
1.45%, 11/20/36†	1,138,828	945,761
Lehman XS Trust
0.55%, 11/25/35†	985,333	510,373
0.52%, 12/25/35†	254,769	145,111
0.52%, 02/25/36†	1,247,544	650,171
Lehman XS Trust
0.55%, 11/25/35 STEP	1,162,280	614,173
Madison Avenue Manufactured Housing Contract
0.60%, 03/25/32†	496,892	465,131
Morgan Stanley Dean Witter Credit Corporation HELOC Trust
0.44%, 07/25/17 STEP	130,608	60,055
Nelnet Student Loan Trust
1.98%, 04/25/24†	780,000	798,985
Provident Bank Home Equity Loan Trust
0.79%, 08/25/31†	139,116	41,846
Residential Asset Mortgage Products, Inc.
0.73%, 03/25/34†	400,782	220,438
Residential Funding Securities LLC
0.70%, 06/25/33 144A†	389,907	216,242
Salomon Brothers Mortgage Securities VII, Inc.
0.73%, 03/25/28 STEP	65,928	57,928
Securitized Asset-Backed Receivables LLC Trust
0.48%, 02/25/37†	3,189,492	1,347,951
SLM Student Loan Trust
2.00%, 04/25/23†	7,252,737	7,531,797
Structured Asset Securities Corporation
0.55%, 04/25/31 144A†	3,308,178	2,178,546

Total Asset-Backed Securities (Cost $56,110,343)		44,724,099

CORPORATE BONDS — 25.2%
AES Corporation
8.75%, 05/15/13 144A	325,000	332,719
7.75%, 10/15/15	270,000	272,700
8.00%, 10/15/17	1,490,000	1,506,762
The African Bank
1.75%, 10/01/12	2,300,000	2,293,813
Agilent Technologies, Inc.
5.50%, 09/14/15	575,000	592,211
Allied Waste North America, Inc.
7.13%, 05/15/16	125,000	132,049
Allstate Life Global Funding Trusts
5.38%, 04/30/13	400,000	426,107
American Achievement Corporation
8.25%, 04/01/12 144A	30,000	30,000
American Electric Power Co., Inc.
5.25%, 06/01/15	2,300,000	2,409,117

See Notes to Schedules of Investments.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American Express Bank FSB
0.31%, 04/26/10†	$400,000	$396,492
6.00%, 09/13/17	1,100,000	1,139,683
American Express Co.
6.80%, 09/01/66†	1,340,000	1,159,100
American Express Credit Corporation
5.88%, 05/02/13	2,600,000	2,758,935
5.13%, 08/25/14	880,000	911,267
American General Finance Corporation
6.90%, 12/15/17	780,000	546,284
American International Group, Inc.
5.60%, 10/18/16	600,000	440,839
5.85%, 01/16/18	1,220,000	884,620
8.25%, 08/15/18 144A	3,200,000	2,723,482
6.25%, 03/15/37	680,000	340,000
AmerisourceBergen Corporation
5.88%, 09/15/15	130,000	140,190
Anadarko Petroleum Corporation
6.45%, 09/15/36	110,000	113,942
ANZ Capital Trust II
5.36%, 12/29/49 144A‡‡	800,000	722,732
Apache Corporation
6.00%, 09/15/13Δ	680,000	757,060
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	90,856
Astoria Financial Corporation
5.75%, 10/15/12	450,000	412,305
AT&T, Inc.
5.10%, 09/15/14	550,000	593,642
6.40%, 05/15/38	1,400,000	1,491,209
6.55%, 02/15/39Δ	910,000	995,505
BAC Capital Trust XIV
5.63%, 12/31/49†	40,000	26,500
Baker Hughes, Inc.
7.50%, 11/15/18	870,000	1,064,362
Bank of America Corporation
0.77%, 10/14/16†Δ	1,700,000	1,382,806
5.75%, 12/01/17	3,130,000	3,129,327
5.65%, 05/01/18	2,925,000	2,892,960
8.13%, 12/15/49†Δ	20,000	17,806
Bear Stearns LLC
6.95%, 08/10/12	1,600,000	1,782,259
5.70%, 11/15/14	1,000,000	1,072,279
6.40%, 10/02/17	1,250,000	1,361,979
7.25%, 02/01/18	4,360,000	4,987,243
BellSouth Capital Funding
7.88%, 02/15/30	460,000	552,958
BellSouth Corporation
4.75%, 11/15/12	40,000	42,664
6.88%, 10/15/31	10,000	10,966
Boardwalk Pipelines LP
5.88%, 11/15/16	625,000	629,988
Boeing Co.
4.88%, 02/15/20	300,000	310,087
6.63%, 02/15/38Δ	210,000	252,510
CareFusion Corporation
6.38%, 08/01/19 144A@	650,000	706,263
Caterpillar Financial Services Corporation
6.20%, 09/30/13	980,000	1,086,299
Cellco Partnership/Verizon Wireless Capital
8.50%, 11/15/18 144A@	325,000	406,482
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	561,760
Chesapeake Energy Corporation
6.25%, 01/15/18	140,000	126,000
7.25%, 12/15/18	205,000	194,750
Chubb Corporation
6.50%, 05/15/38Δ	150,000	177,470
6.38%, 03/29/67†Δ	375,000	343,125
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	301,239
Citigroup Funding, Inc.
0.02%, 11/15/12	2,400,000	2,402,400
Citigroup, Inc.
6.50%, 08/19/13Δ	850,000	893,048
5.00%, 09/15/14	920,000	876,398
5.50%, 02/15/17Δ	1,160,000	1,080,767
6.13%, 11/21/17	1,000,000	994,421
6.13%, 05/15/18	4,800,000	4,734,082
5.88%, 05/29/37Δ	350,000	306,132
6.88%, 03/05/38	1,340,000	1,348,252
Comcast Cable Communications LLC
6.75%, 01/30/11	230,000	244,662
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	83,000	96,474
9.46%, 11/15/22	275,000	354,098
Comcast Corporation
6.50%, 01/15/17	60,000	65,950
5.70%, 05/15/18Δ	1,890,000	1,990,461
Comcast Holdings Corporation
10.63%, 07/15/12	550,000	656,041
Commonwealth Edison Co.
5.40%, 12/15/11	650,000	696,689
5.90%, 03/15/36	200,000	213,281
Community Health Systems, Inc.
8.88%, 07/15/15	250,000	256,875
Complete Production Services, Inc.
8.00%, 12/15/16	280,000	256,200
ConocoPhillips
8.75%, 05/25/10	230,000	242,840
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,570,000	1,847,716
COX Communications, Inc.
4.63%, 01/15/10	800,000	807,351
8.38%, 03/01/39 144A	500,000	618,710
CSC Holdings, Inc.
7.63%, 04/01/11Δ	590,000	615,075
6.75%, 04/15/12	60,000	62,100
CVS Pass-Through Trust
6.94%, 01/10/30 144A	966,253	978,738
Daimler Finance NA LLC
5.88%, 03/15/11	590,000	612,465
5.75%, 09/08/11	1,900,000	1,996,586
7.30%, 01/15/12	550,000	593,651
6.50%, 11/15/13	100,000	107,833
DaVita, Inc.
6.63%, 03/15/13	310,000	308,450

See Notes to Schedules of Investments.

	Par	Value
Dean Foods Co.
7.00%, 06/01/16Δ	$375,000	$359,062
Delta Air Lines, Inc.
6.82%, 08/10/22	437,676	404,850
DI Finance
9.50%, 02/15/13	60,000	61,500
DIRECTV Holdings LLC
4.75%, 10/01/14 144AΔ	250,000	251,512
5.88%, 10/01/19 144AΔ	250,000	249,688
DISH DBS Corporation
7.00%, 10/01/13	10,000	10,125
6.63%, 10/01/14	30,000	29,250
7.75%, 05/31/15	200,000	205,000
Dominion Resources, Inc.
5.13%, 12/15/09	230,000	231,769
1.34%, 06/17/10†	4,000,000	4,024,600
4.75%, 12/15/10	70,000	72,440
5.70%, 09/17/12	1,230,000	1,344,550
6.00%, 11/30/17	3,800,000	4,175,904
Dow Chemical Co.
7.60%, 05/15/14	550,000	609,033
5.90%, 02/15/15	200,000	205,511
Duke Energy Carolinas LLC
5.63%, 11/30/12	580,000	640,916
Dynegy Holdings, Inc.
7.75%, 06/01/19Δ	395,000	338,712
Eastman Kodak Co.
7.25%, 11/15/13Δ	490,000	404,250
Edison Mission Energy
7.00%, 05/15/17Δ	240,000	201,600
7.20%, 05/15/19	320,000	260,800
7.63%, 05/15/27	120,000	86,400
El Paso Corporation
7.00%, 06/15/17	710,000	699,350
7.80%, 08/01/31	750,000	691,589
El Paso Natural Gas Co.
7.50%, 11/15/26	300,000	330,570
El Paso Performance-Linked Trust
7.75%, 07/15/11 144A	1,460,000	1,498,728
Energy Future Holdings Corporation
5.55%, 11/15/14	120,000	82,494
6.50%, 11/15/24	370,000	172,982
6.55%, 11/15/34	1,620,000	736,795
Energy Transfer Partners LP
5.95%, 02/01/15	975,000	1,024,708
6.70%, 07/01/18Δ	1,180,000	1,264,814
Enterprise Products Operating LLC
4.95%, 06/01/10	650,000	660,241
8.38%, 08/01/66†Δ	350,000	327,663
7.03%, 01/15/68†	350,000	306,710
Exelon Corporation
5.63%, 06/15/35	675,000	652,786
FirstEnergy Corporation
6.45%, 11/15/11	3,000	3,246
7.38%, 11/15/31	1,490,000	1,674,972
Ford Motor Credit Co., LLC
7.38%, 10/28/09	650,000	650,179
5.55%, 06/15/11†Δ	607,000	580,444
12.00%, 05/15/15Δ	1,320,000	1,456,041
8.00%, 12/15/16Δ	1,300,000	1,207,694
Forest City Enterprises, Inc.
7.63%, 06/01/15	20,000	16,300
6.50%, 02/01/17	70,000	45,150
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	1,420,000	1,512,631
Frontier Communications Corporation
9.25%, 05/15/11Δ‡‡	415,000	454,425
7.88%, 01/15/27	50,000	45,875
General Electric Capital Corporation
2.00%, 09/28/12	2,900,000	2,918,264
2.63%, 12/28/12Δ	2,100,000	2,153,220
5.45%, 01/15/13	150,000	158,199
6.00%, 08/07/19	1,850,000	1,880,181
General Electric Co.
5.00%, 02/01/13	920,000	971,251
Georgia-Pacific Corporation LLC
8.13%, 05/15/11Δ	4,000	4,170
3.59%, 12/23/14	176,972	175,756
3.71%, 12/23/14†	267,818	265,978
3.90%, 12/23/14	668,311	663,720
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	1,470,000	1,613,152
GMAC, Inc.
7.75%, 01/19/10 144A	326,000	327,222
6.88%, 09/15/11 144A	1,101,000	1,051,455
7.50%, 12/31/13 144A	177,000	156,645
8.00%, 12/31/18 144A	65,000	49,725
8.00%, 11/01/31Δ	200,000	160,253
Goldman Sachs Capital II
5.79%, 12/29/49†	60,000	43,500
Goldman Sachs Group, Inc.
4.50%, 06/15/10	930,000	954,087
5.75%, 10/01/16Δ	1,900,000	1,992,756
6.25%, 09/01/17	1,700,000	1,800,716
5.95%, 01/18/18	2,300,000	2,390,080
HCA, Inc.
6.30%, 10/01/12	32,000	30,880
9.13%, 11/15/14	60,000	62,100
6.50%, 02/15/16Δ	686,000	612,255
9.25%, 11/15/16	480,000	497,400
9.63%, 11/15/16 PIK	95,720	99,788
7.88%, 02/15/20 144AΔ	125,000	125,781
7.69%, 06/15/25	250,000	204,264
Hertz Corporation
8.88%, 01/01/14	115,000	116,725
Hess Corporation
8.13%, 02/15/19	410,000	493,391
7.88%, 10/01/29Δ	260,000	305,360
7.30%, 08/15/31	1,000,000	1,127,364
Host Hotels & Resorts LP
6.75%, 06/01/16Δ	30,000	28,650
HSBC Finance Corporation
0.71%, 05/10/10†	6,350,000	6,325,591
8.00%, 07/15/10	440,000	460,126
7.00%, 05/15/12Δ	390,000	421,555
6.38%, 11/27/12	70,000	75,331
Humana, Inc.
7.20%, 06/15/18	240,000	243,285
ILFC E-Capital Trust II
6.25%, 12/21/65 144A†	280,000	144,200

See Notes to Schedules of Investments.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
International Business Machines Corporation
1.08%, 07/28/11†	$3,700,000	$3,740,644
International Lease Finance Corporation
4.95%, 02/01/11	300,000	274,784
JC Penney Co., Inc.
7.40%, 04/01/37Δ	50,000	44,750
JPMorgan Chase & Co.
5.75%, 01/02/13	320,000	341,791
5.15%, 10/01/15	1,890,000	1,963,343
JPMorgan Chase Bank NA
6.00%, 10/01/17	800,000	842,735
Kerr-McGee Corporation
6.95%, 07/01/24	450,000	482,920
7.88%, 09/15/31	1,830,000	2,076,395
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	110,000	116,693
7.13%, 03/15/12	500,000	546,396
5.85%, 09/15/12	40,000	43,126
5.00%, 12/15/13	200,000	209,253
6.00%, 02/01/17	510,000	533,785
Kroger Co.
6.15%, 01/15/20	500,000	554,000
L-3 Communications Corporation
7.63%, 06/15/12Δ	250,000	254,063
6.38%, 10/15/15	120,000	121,800
Lamar Media Corporation
6.63%, 08/15/15	20,000	18,400
Land O’ Lakes, Inc.
9.00%, 12/15/10Δ	125,000	127,031
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	2,330,000	233
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	200,000	35,000
5.25%, 02/06/12#	390,000	68,250
5.63%, 01/24/13#	2,300,000	416,875
6.20%, 09/26/14#	300,000	52,500
6.50%, 07/19/17#	150,000	15
6.75%, 12/28/17#	3,340,000	334
Liberty Media Corporation
5.70%, 05/15/13Δ	25,000	23,812
3.75%, 02/15/30 CONV	40,000	20,200
Merrill Lynch & Co., Inc.
0.69%, 02/05/10†	600,000	600,180
5.45%, 02/05/13	2,645,000	2,744,738
5.70%, 05/02/17	400,000	392,251
6.40%, 08/28/17	775,000	786,100
6.88%, 04/25/18	525,000	553,034
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	286,500
MetLife Capital Trust X
9.25%, 04/08/38 144A†	300,000	312,803
MetLife, Inc.
6.40%, 12/15/36	150,000	129,000
Metropolitan Life Global Funding I
0.89%, 09/17/10 144A†	3,200,000	3,193,424
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	750,000	812,324
5.95%, 05/15/37Δ	150,000	158,767
Morgan Stanley
0.79%, 01/15/10†	500,000	500,038
6.75%, 04/15/11	700,000	746,665
5.63%, 01/09/12	410,000	434,667
5.75%, 08/31/12	3,325,000	3,560,510
1.16%, 03/01/13(E)†	500,000	683,035
0.96%, 10/18/16†	340,000	304,106
5.95%, 12/28/17	450,000	458,906
6.63%, 04/01/18	1,775,000	1,879,979
Motors Liquidation Co.
8.25%, 07/15/23#Δ	210,000	33,600
8.38%, 07/05/33#	170,000	36,694
Nevada Power Co.
5.88%, 01/15/15	350,000	373,289
6.65%, 04/01/36Δ	300,000	328,078
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	135,000	154,127
Nisource Finance Corporation
7.88%, 11/15/10	2,660,000	2,799,110
10.75%, 03/15/16	200,000	235,422
Nortek, Inc.
8.50%, 09/01/14	62,000	43,090
NRG Energy, Inc.
7.25%, 02/01/14Δ	285,000	280,725
7.38%, 02/01/16	80,000	77,600
7.38%, 01/15/17	35,000	33,950
Occidental Petroleum Corporation
7.00%, 11/01/13	1,120,000	1,295,078
Omnicom Group, Inc.
5.90%, 04/15/16	700,000	739,540
ONEOK Partners LP
6.65%, 10/01/36	375,000	400,882
6.85%, 10/15/37	325,000	351,813
Overseas Private Investment Corporation
29.82%, 07/12/10Ω	2,437,222	2,683,903
7.93%, 07/12/12Ω	3,000,000	3,259,910
Pacific Energy Partners LP
7.13%, 06/15/14	60,000	62,138
Pacific Gas & Electric Co.
8.25%, 10/15/18Δ	40,000	50,911
6.05%, 03/01/34	580,000	647,343
5.80%, 03/01/37	250,000	271,613
6.25%, 03/01/39Δ	325,000	373,183
Patrons’ Legacy
5.65%, 04/17/18 144A	1,290,357	1,024,969
Peabody Energy Corporation
6.88%, 03/15/13	145,000	147,175
7.88%, 11/01/26	1,500,000	1,447,500
Pemex Project Funding Master Trust
9.13%, 10/13/10	235,000	250,863
6.63%, 06/15/35	159,000	153,783
PepsiCo, Inc.
7.90%, 11/01/18	650,000	822,163
Phoenix Life Insurance Co.
7.15%, 12/15/34 144A	425,000	100,556
Pricoa Global Funding I
0.59%, 01/30/12 144A†	2,300,000	2,177,997
0.48%, 09/27/13 144A†	1,700,000	1,568,233
Pride International, Inc.
7.38%, 07/15/14	130,000	133,900

See Notes to Schedules of Investments.

	Par	Value
Private Export Funding Corporation
5.45%, 09/15/17	$3,200,000	$3,513,616
Progress Energy, Inc.
5.63%, 01/15/16	150,000	160,533
7.75%, 03/01/31Δ	350,000	439,368
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	1,229,000	1,307,822
Qwest Capital Funding, Inc.
7.25%, 02/15/11Δ	200,000	201,000
Qwest Corporation
8.88%, 03/15/12Δ	200,000	211,500
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	860,000	1,061,270
Reinsurance Group of America, Inc.
6.75%, 12/15/65†	250,000	176,833
Roche Holdings, Inc.
6.00%, 03/01/19 144A	905,000	1,009,228
Service Corporation International
7.63%, 10/01/18	90,000	91,125
7.50%, 04/01/27	200,000	179,500
Simon Property Group LP REIT
6.13%, 05/30/18Δ	1,000,000	1,009,253
SLM Corporation
5.45%, 04/25/11	350,000	330,228
5.00%, 10/01/13	350,000	278,859
Sonat, Inc.
7.63%, 07/15/11	460,000	471,715
Southern Natural Gas Co.
8.00%, 03/01/32	400,000	474,958
Sovereign Bank
2.19%, 08/01/13†	250,000	238,668
Sprint Capital Corporation
8.38%, 03/15/12	465,000	482,438
6.90%, 05/01/19	30,000	27,000
8.75%, 03/15/32	170,000	161,500
Steel Dynamics, Inc.
6.75%, 04/01/15	225,000	216,562
Suburban Propane Partners LP
6.88%, 12/15/13	195,000	193,781
SunTrust Preferred Capital I
5.85%, 12/31/49†	357,000	237,405
Tenet Healthcare Corporation
9.25%, 02/01/15Δ	1,262,000	1,323,522
Tennessee Gas Pipeline Co.
7.00%, 10/15/28Δ	175,000	187,348
7.63%, 04/01/37Δ	50,000	57,067
TEPPCO Partners LP
6.65%, 04/15/18	650,000	705,622
Terex Corporation
7.38%, 01/15/14	25,000	24,875
Time Warner Cable, Inc.
8.75%, 02/14/19	650,000	802,097
8.25%, 04/01/19	310,000	375,338
6.75%, 06/15/39Δ	290,000	314,665
Time Warner, Inc.
0.68%, 11/13/09†	7,600,000	7,602,120
6.88%, 05/01/12	60,000	66,088
7.70%, 05/01/32	220,000	249,479
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	711,125
Travelers Cos., Inc.
6.25%, 03/15/37†	400,000	352,193
Unilever Capital Corporation
7.13%, 11/01/10	285,000	304,346
Union Pacific Corporation
6.65%, 01/15/11	260,000	275,000
United Air Lines, Inc.
9.21%, 01/21/17#@	81,116	665
9.56%, 10/19/18#@	171,739	49,804
United Parcel Service, Inc.
4.50%, 01/15/13	1,290,000	1,384,185
UnitedHealth Group, Inc.
4.88%, 02/15/13	370,000	384,865
4.88%, 04/01/13Δ	410,000	426,347
US Bank NA
4.38%, 02/28/17(E)†	250,000	343,648
Ventas Realty LP
9.00%, 05/01/12	40,000	42,200
6.50%, 06/01/16	70,000	68,250
Verizon Communications, Inc.
5.55%, 02/15/16Δ	2,100,000	2,276,938
6.10%, 04/15/18	290,000	313,721
5.85%, 09/15/35	600,000	606,070
6.40%, 02/15/38Δ	1,145,000	1,227,575
8.95%, 03/01/39	860,000	1,181,903
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	329,724
4.38%, 06/01/13	140,000	147,382
Wachovia Bank NA
7.80%, 08/18/10	250,000	263,640
6.60%, 01/15/38	900,000	991,237
Wachovia Capital Trust III
5.80%, 08/29/49†Δ	580,000	408,900
Wachovia Corporation
5.25%, 08/01/14	1,850,000	1,880,778
5.63%, 10/15/16Δ	520,000	543,684
5.75%, 02/01/18	600,000	636,066
Waste Management, Inc.
7.75%, 05/15/32	980,000	1,194,130
WEA Finance LLC
7.13%, 04/15/18 144A	500,000	522,059
WellPoint, Inc.
5.88%, 06/15/17	720,000	761,124
Wells Fargo & Co.
4.38%, 01/31/13Δ	600,000	620,055
7.98%, 03/15/49†	3,600,000	3,294,000
Wells Fargo Capital X
5.95%, 12/15/36	200,000	174,500
Wells Fargo Capital XIII
7.70%, 12/29/49†	500,000	442,500
Wells Fargo Capital XV
9.75%, 09/26/44†Δ	990,000	1,034,550
Westlake Chemical Corporation
6.63%, 01/15/16	85,000	80,325
Weyerhaeuser Co.
6.75%, 03/15/12	625,000	651,477
Whirlpool Corporation
8.00%, 05/01/12	125,000	135,004
8.60%, 05/01/14	150,000	167,954

See Notes to Schedules of Investments.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Williams Cos., Inc.
7.50%, 01/15/31	$20,000	$20,482
7.75%, 06/15/31	200,000	210,277
8.75%, 03/15/32	1,308,000	1,503,925
Windstream Corporation
8.63%, 08/01/16Δ	630,000	647,325
XTO Energy, Inc.
7.50%, 04/15/12	43,000	47,702
5.50%, 06/15/18Δ	1,120,000	1,157,810
6.50%, 12/15/18Δ	475,000	525,302
6.75%, 08/01/37	30,000	33,484
ZFS Finance USA Trust I
6.15%, 12/15/65 144A†	525,000	477,750

Total Corporate Bonds (Cost $245,715,046)		242,499,341

FOREIGN BONDS — 8.3%
Australia — 0.0%
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	435,144

Bermuda — 0.3%
Arch Capital Group, Ltd.
7.35%, 05/01/34	400,000	377,749
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/14	325,000	325,890
Catlin Insurance Co., Ltd.
7.25%, 12/31/49 144A†@	375,000	253,125
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15Δ	425,000	440,303
Merna Reinsurance, Ltd.
2.03%, 07/07/10 144A†	950,000	924,065
Qtel International Finance, Ltd.
6.50%, 06/10/14 144A	260,000	284,459

		2,605,591

Brazil — 0.1%
Federative Republic of Brazil
8.25%, 01/20/34	600,000	794,100

Canada — 0.5%
Anadarko Finance Co.
7.50%, 05/01/31	100,000	110,947
Canadian Natural Resources, Ltd.
5.85%, 02/01/35	50,000	50,498
6.50%, 02/15/37	325,000	360,590
Cenovus Energy, Inc.
6.75%, 11/15/39 144AΔ	250,000	270,287
Hydro Quebec
6.30%, 05/11/11	305,000	329,142
OPTI Canada, Inc.
8.25%, 12/15/14Δ	125,000	97,500
Petro-Canada
6.05%, 05/15/18	175,000	183,549
Province of Ontario
4.10%, 06/16/14	400,000	423,358
6.50%, 03/08/29(C)	1,500,000	1,737,599
Rogers Cable, Inc.
6.75%, 03/15/15	10,000	11,253
Rogers Communications, Inc.
6.80%, 08/15/18	300,000	337,246
Rogers Wireless, Inc.
6.38%, 03/01/14	340,000	375,701
Sun Media Corporation
7.63%, 02/15/13	90,000	69,300
Suncor Energy, Inc.
6.10%, 06/01/18	100,000	104,682

		4,461,652

Cayman Islands — 0.5%
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/25†	450,000	415,350
Petrobras International Finance Co.
6.13%, 10/06/16	481,000	515,872
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	150,000	147,148
4.63%, 06/15/10 144AΔ	200,000	196,205
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†	690,000	573,329
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	1,130,000	593,904
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	579,821	575,917
Transocean, Inc.
7.50%, 04/15/31Δ	500,000	598,523
Vale Overseas, Ltd.
6.88%, 11/21/36	601,000	623,256
Willow Re, Ltd.
0.00%, 06/16/10 144A#	300,000	164,994

		4,404,498

Chile — 0.0%
Codelco, Inc.
4.75%, 10/15/14 144A	210,000	221,806

France — 0.6%
AXA SA
6.46%, 12/14/18 144A†	150,000	118,500
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	200,000	200,000
7.75%, 05/15/17	155,000	154,612
Legrand SA
8.50%, 02/15/25	250,000	234,271
Societe Financement de l’Economie Francaise
3.38%, 05/05/14 144A	2,800,000	2,877,876
2.88%, 09/22/14 144A	2,600,000	2,598,383

		6,183,642

Germany — 0.2%
Landwirtschaftliche Rentenbank
1.88%, 09/24/12	2,200,000	2,190,545

Iceland — 0.1%
Glitnir Banki HF
6.33%, 07/28/11 144A#@	600,000	150,000
6.38%, 09/25/12 144A#@	580,000	145,000
6.69%, 06/15/16 144A#@Δ	1,000,000	600
7.45%, 09/14/16 144A#@	100,000	60
Kaupthing Bank HF
5.75%, 10/04/11 144A#@	250,000	54,375
7.63%, 02/28/15 144A#@	2,490,000	529,125
7.13%, 05/19/16 144A#@	350,000	875

See Notes to Schedules of Investments.

	Par	Value
Landsbanki Islands HF
6.10%, 08/25/11 144A#@	$1,500,000	$86,250

		966,285

India — 0.1%
ICICI Bank, Ltd.
6.38%, 04/30/22†	330,000	269,813
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	298,000	244,459

		514,272

Ireland — 0.1%
DEPFA ACS Bank
5.13%, 03/16/37 144A@	800,000	604,488
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
9.13%, 04/30/18	100,000	106,000
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.38%, 04/30/13 144A	120,000	125,400

		835,888

Italy — 0.1%
Telecom Italia Capital SA
6.20%, 07/18/11	150,000	159,806
5.25%, 11/15/13Δ	165,000	173,731
4.95%, 09/30/14	260,000	269,339
5.25%, 10/01/15	130,000	134,758

		737,634

Japan — 0.1%
Aiful Corporation
5.00%, 08/10/10 144A	600,000	321,046
Resona Bank, Ltd.
4.13%, 06/27/38 144A(E)†@	325,000	418,521
5.85%, 07/15/49 144A†@	475,000	411,412

		1,150,979

Jersey — 0.1%
HSBC Capital Funding LP
4.61%, 12/29/49 144A†	960,000	754,652
Swiss Re Capital I LP
6.85%, 05/29/49 144A†Δ	650,000	488,101

		1,242,753

Luxembourg — 0.6%
ArcelorMittal
6.13%, 06/01/18Δ	475,000	468,724
Enel Finance International SA
5.70%, 01/15/13 144A@	700,000	751,863
FMC Finance III SA
6.88%, 07/15/17	250,000	243,750
Gaz Capital for Gazprom
6.51%, 03/07/22 144A	100,000	91,880
Hellas Telecommunications SA
4.50%, 10/15/12(E)†	375,000	484,609
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	300,000	287,970
TNK-BP Finance SA
7.50%, 07/18/16 144A	580,000	566,950
Tyco International Group SA
6.00%, 11/15/13	2,920,000	3,134,074

		6,029,820

Marshall Islands — 0.0%
Teekay Shipping Corporation
8.88%, 07/15/11	176,000	181,940

Mexico — 0.3%
America Movil Sab de CV
5.63%, 11/15/17Δ	270,000	280,491
Kansas City Southern de Mexico SA de CV
9.38%, 05/01/12Δ	120,000	122,400
Petroleos Mexicanos
8.00%, 05/03/19	720,000	825,840
United Mexican States
6.75%, 09/27/34	1,031,000	1,139,255

		2,367,986

Netherlands — 0.8%
Deutsche Telekom International Finance BV
8.50%, 06/15/10	2,000,000	2,096,748
5.75%, 03/23/16	510,000	541,481
Fortis Bank Nederland NV
1.74%, 06/10/11(E)†	700,000	1,025,692
ING Bank NV
3.90%, 03/19/14 144A	500,000	515,155
Koninklijke KPN NV
8.00%, 10/01/10	780,000	828,501
LeasePlan Corporation NV
3.00%, 05/07/12 144A	2,200,000	2,244,146
Rabobank Nederland NV
11.00%, 06/30/19 144A†	612,000	755,820

		8,007,543

New Zealand — 0.2%
ANZ National International, Ltd.
3.25%, 04/02/12 144A@	1,900,000	1,926,934

Peru — 0.0%
Republic of Peru
7.13%, 03/30/19Δ	380,000	440,230

Qatar — 0.1%
Qatar Government International Bond
5.15%, 04/09/14Δ	410,000	431,894
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/19 144A@Δ	250,000	281,571

		713,465

South Korea — 0.0%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	244,509

Spain — 0.1%
Telefonica Emisiones SAU
6.42%, 06/20/16	900,000	1,012,155

Supranational — 0.3%
European Investment Bank
3.00%, 04/08/14	2,000,000	2,048,830
3.13%, 06/04/14	600,000	614,668

See Notes to Schedules of Investments.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Inter-American Development Bank
3.00%, 04/22/14	$300,000	$303,646

		2,967,144

Sweden — 0.4%
Svensk Exportkredit AB
3.25%, 09/16/14	1,300,000	1,306,193
Swedbank AB
2.80%, 02/10/12 144A	2,000,000	2,036,018

		3,342,211

Switzerland — 0.4%
UBS AG
1.21%, 06/19/10†	3,700,000	3,660,262

United Arab Emirates — 0.0%
Dolphin Energy, Ltd.
5.89%, 06/15/19 144A@	280,000	284,020

United Kingdom — 2.3%
Anglo American Capital PLC
9.38%, 04/08/19 144AΔ	275,000	334,677
Barclays Bank PLC
5.20%, 07/10/14	2,490,000	2,633,003
BP Capital Markets PLC
5.25%, 11/07/13	1,240,000	1,359,589
HSBC Holdings PLC
6.80%, 06/01/38	425,000	478,496
Inmarsat Finance PLC
10.38%, 11/15/12 STEPΩ	375,000	390,000
Lloyds TSB Bank PLC
0.95%, 06/09/11(E)†	500,000	731,020
2.80%, 04/02/12 144AΔ	5,600,000	5,739,548
Royal Bank of Scotland PLC
9.12%, 03/31/10	550,000	508,804
2.63%, 05/11/12 144A	6,100,000	6,152,702
4.88%, 08/25/14 144AΔ	425,000	431,998
7.64%, 03/31/45†	300,000	147,173
United Kingdom Gilt
4.00%, 03/07/22(U)	1,900,000	3,085,086

		21,992,096

Total Foreign Bonds (Cost $85,197,189)		79,915,104

LOAN AGREEMENTS — 0.9%
Chrysler Finance Co. Bridge Loan
4.25%, 08/03/12@	6,635,645	6,360,730
Ford Motor Co. Tranche B
3.51%, 12/16/13†@	52,892	46,888
Georgia-Pacific Corporation
2.30%, 12/20/12@	1,678,244	1,612,172
2.34%, 12/20/12@	145,838	140,096
2.46%, 12/20/12†@	197,035	189,278

Total Loan Agreements (Cost $8,469,310)		8,349,164

MORTGAGE-BACKED SECURITIES — 37.0%
ABN AMRO Mortgage Corporation
0.01%, 06/25/33 IOΩ@	204,500	25,783
American Home Mortgage Assets
1.82%, 11/25/46†	1,610,258	721,751
1.60%, 02/25/47†	2,362,045	1,061,339
Bank of America Commercial Mortgage, Inc.
5.12%, 10/10/45†	3,000,000	2,916,959
5.63%, 07/10/46	1,000,000	927,022
Bank of America Funding Corporation
0.33%, 07/20/36†	1,389,067	1,247,518
Bank of America Mortgage Securities, Inc.
4.09%, 07/25/34†	462,969	409,638
Bear Stearns Adjustable Rate Mortgage Trust
5.62%, 02/25/33†	174,929	171,753
4.22%, 04/25/34†	260,345	226,423
5.28%, 05/25/34†	993,380	876,061
2.90%, 03/25/35†	1,759,924	1,572,191
5.09%, 06/25/35†	891,610	647,735
Bear Stearns Alt-A Trust
0.89%, 04/25/34†	117,306	86,212
5.35%, 05/25/35†	651,413	475,514
5.49%, 09/25/35†	955,005	604,848
Bear Stearns Structured Products, Inc.
5.64%, 01/26/36†	1,638,636	934,004
Chase Mortgage Finance Corporation
4.37%, 02/25/37†	891,578	808,835
4.42%, 02/25/37†	376,026	336,388
Citigroup Mortgage Loan Trust, Inc.
4.90%, 12/25/35†	2,238,812	1,699,033
Commercial Mortgage Pass-Through Certificates
5.96%, 06/10/46	2,500,000	2,391,540
Commerical Mortgage Asset Trust
7.55%, 11/17/32†	95,165	95,553
Countrywide Alternative Loan Trust
5.50%, 10/25/33	173,565	164,182
0.60%, 09/25/35†	2,248,503	1,171,353
2.40%, 09/25/35†	316,690	178,724
0.58%, 10/25/35†	1,455,375	730,723
0.55%, 11/20/35†	731,926	386,016
0.57%, 11/20/35†	609,305	322,315
0.58%, 11/20/35†	2,162,849	1,165,928
0.59%, 11/20/35†	1,126,335	590,406
0.62%, 11/20/35†	514,964	277,602
0.55%, 12/25/35†	1,548,836	824,266
0.52%, 01/25/36†	763,845	401,785
0.52%, 02/25/36†	1,646,368	864,143
6.00%, 08/25/37	1,442,377	1,012,859
0.46%, 06/25/46†	1,260,989	589,985
0.44%, 09/25/46†	1,631,484	810,547
2.28%, 11/25/47†	2,826,216	1,158,132
Countrywide Home Loan Mortgage Pass-Through Trust
4.84%, 02/19/34†	1,523,439	1,356,128
4.38%, 11/20/34†	310,912	251,269
0.67%, 11/25/34 144A†	35,309	23,326
0.61%, 03/25/35 144A†	122,480	91,823
4.86%, 08/20/35†	1,344,197	874,785
0.49%, 03/25/36†	548,891	265,445

See Notes to Schedules of Investments.

	Par	Value
Credit Suisse Mortgage Capital Certificates
5.85%, 03/15/39 STRIP†	$50,000	$44,241
5.38%, 02/15/40	2,200,000	1,722,535
CS First Boston Mortgage Securities Corporation
0.01%, 07/25/33 IOΩ†@	200,933	—
2.65%, 07/25/33 IOΩ@	406,139	36,360
0.01%, 08/25/33 IOΩ†@	277,830	—
6.53%, 06/15/34	1,500,000	1,564,309
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	31,242	33,524
7.00%, 04/01/15	34,591	37,118
7.00%, 12/01/15	23,358	24,789
8.50%, 06/01/16	12,542	13,583
4.50%, 05/01/18	140,734	148,665
4.50%, 06/01/18	30,873	32,613
8.50%, 06/01/18	6,059	6,562
4.50%, 09/01/18	122,961	129,891
4.50%, 10/01/18	97,464	102,948
4.50%, 11/01/18	98,840	104,100
4.50%, 01/01/19	37,938	40,076
4.50%, 03/01/19	35,615	37,622
5.00%, 06/01/20	459,670	487,933
5.00%, 07/01/20	460,254	487,115
4.85%, 04/15/22 POΩ@	23,801	21,414
8.00%, 08/01/24	4,544	5,149
7.50%, 11/01/29	14,080	15,810
7.50%, 12/01/29	24,353	27,344
7.50%, 02/01/31	33,104	37,182
3.16%, 07/01/31†	29,879	30,320
3.11%, 08/01/31†	3,780	3,839
7.50%, 11/01/31	10,287	11,556
3.98%, 04/01/32†	7,535	7,752
2.97%, 03/01/34†	9,098	9,403
5.00%, 12/01/34	114,491	118,825
5.50%, 05/01/35	1,835,608	1,928,344
1.15%, 08/15/35Ω†@	44,880	43,343
5.00%, 11/01/35	1,463,674	1,517,707
5.50%, 11/01/35	608,968	639,734
5.00%, 12/01/35	112,027	116,163
5.50%, 01/01/36	325,123	341,549
6.00%, 02/01/36	1,332,012	1,409,935
6.00%, 11/01/36	22,418	23,730
6.08%, 01/01/37†	2,157,728	2,275,427
5.67%, 04/01/37†	3,149,794	3,322,959
6.00%, 04/01/37	11,512	12,185
(0.09)%, 04/15/37Ω†@	41,810	41,407
0.74%, 06/15/37†	2,237,066	2,187,135
1.80%, 06/15/37Ω†@	114,152	105,776
5.50%, 07/01/37	531,398	556,999
6.00%, 07/01/37	3,264	3,453
5.64%, 09/01/37†	4,120,586	4,343,208
6.00%, 09/01/37	147,704	156,253
6.00%, 11/01/37	102,936	108,893
5.50%, 12/01/37	124,070	130,048
5.00%, 04/01/38	87,897	90,963
5.50%, 04/01/38	228,991	240,023
6.00%, 04/01/38	23,291	24,639
6.00%, 05/01/38	852,226	900,569
5.50%, 07/01/38	113,553	119,018
6.00%, 07/01/38	52,842	55,840
5.00%, 08/01/38	343,906	356,601
5.00%, 10/01/38 TBA	200,000	206,625
6.00%, 12/01/38	153,251	161,944
5.50%, 01/01/39	277,468	290,792
6.00%, 01/01/39	74,236	78,445
6.00%, 02/01/39	24,238	25,613
5.00%, 03/01/39	487,313	504,237
5.00%, 04/01/39	1,354,901	1,401,956
5.00%, 05/01/39	392,107	405,725
5.00%, 06/01/39	3,358,686	3,475,330
5.00%, 07/01/39	596,850	617,588
4.50%, 09/01/39	1,000,000	1,013,021
Federal Housing Administration
7.43%, 10/01/18	176,815	187,177
Federal National Mortgage Association
4.00%, 06/01/13	44,533	45,674
4.00%, 07/01/13	60,213	61,992
4.00%, 08/01/13	85,521	87,751
4.00%, 09/01/13	166,223	170,590
4.00%, 10/01/13	347,487	356,684
8.00%, 06/01/15	24,971	27,193
8.00%, 06/15/15	10,310	11,227
8.00%, 07/01/15	20,504	22,328
8.00%, 09/01/15	37,580	40,294
5.00%, 11/01/17	151,356	160,899
5.00%, 12/01/17	785,318	833,752
5.00%, 01/01/18	1,949,593	2,072,250
5.00%, 02/01/18	390,207	414,705
5.50%, 02/01/18	137,197	145,289
5.00%, 04/01/18	660,593	701,829
5.00%, 05/01/18	911,486	968,334
5.00%, 06/01/18	111,131	118,068
4.00%, 09/01/18	2,914,518	3,036,876
4.50%, 09/01/18	94,144	99,450
4.50%, 10/01/18	195,331	206,339
4.50%, 10/20/18 TBA	2,100,000	2,174,155
4.50%, 11/01/18	45,856	48,441
5.00%, 11/01/18	184,698	196,343
4.50%, 12/01/18	73,352	77,486
4.50%, 01/01/19	51,500	54,403
5.00%, 02/01/19	120,833	128,074
4.50%, 03/01/19	70,952	74,951
5.00%, 03/01/19	960,105	1,017,636
5.00%, 04/01/19	727,818	771,430
4.50%, 05/01/19	279,058	293,913
4.50%, 06/01/19	139,519	146,946
4.50%, 07/01/19	45,365	47,779
4.50%, 08/01/19	139,677	147,112
5.00%, 08/01/19	483,441	512,409
6.00%, 09/01/19	635,808	683,047
5.00%, 10/01/19	210,916	223,554
5.00%, 11/01/19	868,486	920,528
4.50%, 11/17/20 TBA	1,400,000	1,445,063
6.00%, 12/01/20	1,190,340	1,278,778
12.72%, 08/25/21 IOΩ@	190	4,129
8.84%, 10/25/21 IOΩ@	354	7,528
21.97%, 01/25/22†	16,829	17,447
9.50%, 05/01/22	3,822	4,208
2.63%, 07/01/22†	20,194	20,154
6.00%, 01/01/23	117,259	125,863
4.50%, 04/01/23	1,523,745	1,581,049
4.50%, 06/01/23	1,708,948	1,773,218

See Notes to Schedules of Investments.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.50%, 12/01/23	$189,733	$196,868
5.00%, 12/01/23	786,587	825,934
5.50%, 01/01/24	741,336	785,179
9.50%, 07/01/24	7,179	7,886
5.00%, 10/01/24 TBA	3,100,000	3,250,158
5.50%, 10/19/24 TBA	3,600,000	3,807,000
2.85%, 07/01/27†	26,491	26,423
3.64%, 08/01/27†	71,072	72,440
2.85%, 11/01/27†	63,584	63,421
5.50%, 04/01/29	533	563
3.14%, 02/01/30†	163,833	167,000
0.85%, 05/25/30†	1,541,248	1,525,544
3.34%, 06/01/30†	23,149	23,408
8.00%, 10/01/30	53,841	61,041
0.69%, 10/18/30†	56,259	55,497
5.11%, 12/01/30†	7,819	7,942
2.85%, 01/01/31†	8,745	8,721
3.07%, 05/01/31†	18,281	18,767
3.00%, 06/01/31†	7,296	7,433
6.00%, 01/01/32	96,581	102,879
6.00%, 03/01/32	227,137	241,996
6.00%, 04/01/32	556,256	592,447
2.85%, 06/01/32†	9,982	9,956
2.63%, 08/01/32†	37,477	37,371
3.59%, 02/01/33†	4,195	4,272
5.50%, 03/01/33	88,853	93,481
2.63%, 05/01/33†	83,961	83,731
5.50%, 05/01/33	145,945	153,546
6.00%, 05/01/33	15,210	16,199
5.50%, 06/01/33	25,219	26,532
5.50%, 07/01/33	296,251	311,681
0.01%, 07/25/33 IOΩ†@	295,657	4,286
5.00%, 08/01/33	33,378	34,652
5.50%, 09/01/33	8,376	8,813
6.00%, 12/01/33	6,825	7,263
5.50%, 02/01/34	10,588	11,126
5.50%, 04/01/34	1,695	1,781
0.01%, 04/25/34 IOΩ†@	479,252	10,460
5.50%, 06/01/34	147,719	155,412
0.01%, 06/25/34 IOΩ†@	651,460	7,203
5.00%, 08/01/34	275,268	285,516
5.50%, 08/01/34	17,017	17,903
5.50%, 10/01/34	1,137	1,194
6.00%, 10/01/34	72,374	76,902
4.50%, 12/01/34	276,907	282,243
4.57%, 12/01/34†	643,051	665,138
5.50%, 12/01/34	114,384	120,199
6.00%, 12/01/34	2,494	2,650
6.00%, 01/01/35	1,921,545	2,041,761
4.50%, 02/01/35	342,897	349,505
4.50%, 03/01/35	1,188,069	1,209,479
5.00%, 03/01/35	235,034	243,784
4.50%, 04/01/35	789,671	803,902
6.00%, 04/01/35	1,734,377	1,845,548
4.50%, 05/01/35	622,045	633,255
6.00%, 05/01/35	2,953,649	3,131,052
2.90%, 05/25/35Ω†@	55,069	52,581
5.00%, 06/01/35	2,554,718	2,649,828
4.50%, 07/01/35	393,686	400,781
5.50%, 07/01/35	746	784
6.00%, 07/01/35	888,824	942,209
5.00%, 08/01/35	191,555	198,567
5.50%, 08/01/35	1,839	1,932
6.00%, 08/01/35	778	825
4.50%, 09/01/35	104,589	106,474
5.00%, 09/01/35‡‡	7,257,185	7,545,961
5.50%, 09/01/35	685,452	719,868
4.50%, 10/01/35	254,701	259,291
6.00%, 10/01/35	234,914	249,547
2.85%, 11/01/35†	31,465	31,390
3.02%, 11/01/35†	478,421	483,019
3.03%, 11/01/35†	417,716	421,740
3.03%, 11/01/35†	409,978	413,938
3.04%, 11/01/35†	442,339	446,612
3.04%, 11/01/35†	438,282	442,527
6.00%, 11/01/35	2,119,181	2,249,801
5.00%, 12/01/35	5,544,990	5,751,426
5.50%, 12/01/35	8,374	8,800
6.00%, 12/01/35	39,661	42,216
6.00%, 12/13/35 TBA	1,000,000	1,048,125
6.00%, 01/01/36	178,692	189,425
6.00%, 02/01/36	41,946	44,387
6.00%, 03/01/36	37,617	39,806
5.50%, 04/01/36	617,233	644,558
6.00%, 04/01/36	34,107	36,092
6.50%, 04/01/36	794,038	850,523
4.08%, 05/01/36†	381,174	383,373
6.00%, 06/01/36	17,473	18,490
6.00%, 07/01/36	40,143	42,479
6.00%, 08/01/36	133,662	141,439
0.70%, 08/25/36†	2,767,803	2,700,811
5.00%, 09/01/36	750,442	777,911
6.00%, 09/01/36	429,711	454,715
7.06%, 09/25/36Ω†@	44,921	44,572
6.00%, 10/01/36	42,706	45,191
6.50%, 10/01/36	522,443	559,607
5.50%, 11/01/36	1,593,719	1,671,495
6.00%, 11/01/36	361,378	382,406
6.50%, 11/01/36	325,418	348,923
5.50%, 12/01/36	4,921	5,161
6.00%, 12/01/36	428,922	453,880
6.00%, 01/01/37	332,627	351,973
5.50%, 02/01/37†	3,382,119	3,569,834
5.50%, 02/01/37	1,665	1,746
5.50%, 03/01/37	86,278	90,586
6.50%, 03/01/37	692,076	740,875
5.50%, 04/01/37	22,602	23,703
6.00%, 04/01/37	216,337	228,722
6.50%, 04/01/37	530,466	567,869
5.50%, 05/01/37	119,135	124,856
6.00%, 05/01/37	117,005	123,703
6.50%, 05/01/37	605,075	647,740
5.50%, 06/01/37	21,926	22,979
6.00%, 06/01/37	11,340	11,989
5.50%, 07/01/37	12,458	13,057
6.00%, 07/01/37	8,096,042	8,559,552
5.50%, 08/01/37	1,965	2,060
6.00%, 08/01/37	219,212	231,762
6.50%, 08/01/37	853,472	913,650
6.00%, 09/01/37	226,131	239,077
6.50%, 09/01/37	711,482	761,649
5.50%, 10/01/37 TBA	4,060,739	4,247,408
6.00%, 10/01/37	421,864	446,016
6.50%, 10/01/37	624,015	668,014
6.00%, 11/01/37	203,309	214,949
2.85%, 12/01/37†	139,296	138,979
6.00%, 12/01/37	36,885	38,997
2.85%, 01/01/38†	62,137	61,879

See Notes to Schedules of Investments.

	Par	Value
5.50%, 01/01/38	$98,270	$102,943
6.00%, 01/01/38	37,614	39,752
5.00%, 02/01/38	4,233,132	4,379,246
5.50%, 02/01/38	214,749	225,104
6.00%, 02/01/38	301,948	318,982
4.50%, 03/01/38	60,291	61,157
5.00%, 03/01/38	1,412,133	1,460,875
5.50%, 03/01/38	493,655	517,312
6.00%, 03/01/38	274,976	290,575
4.50%, 04/01/38	1,689,177	1,713,452
5.00%, 04/01/38	1,964,240	2,032,039
5.50%, 04/01/38	992,234	1,039,737
6.00%, 04/01/38	12,658	13,372
5.00%, 05/01/38	319,442	330,486
5.50%, 05/01/38	241,783	253,280
6.00%, 05/01/38	249,624	263,706
5.00%, 06/01/38	1,080,205	1,117,490
5.50%, 06/01/38	1,392,128	1,458,327
6.00%, 06/01/38	80,559	85,104
5.50%, 07/01/38	1,609,509	1,686,044
6.00%, 07/01/38	73,431	77,573
5.50%, 08/01/38	439,374	460,268
6.00%, 08/01/38	214,232	226,317
5.50%, 09/01/38	972,541	1,018,986
6.00%, 09/01/38	892,526	942,876
5.00%, 10/01/38 TBA	14,600,000	15,079,055
5.50%, 10/01/38	493,507	517,521
6.00%, 10/01/38	248,551	262,573
4.50%, 10/14/38 TBA	26,000,000	26,333,112
5.50%, 11/01/38	715,617	749,646
6.00%, 11/01/38	205,118	216,689
5.00%, 11/13/38 TBA	2,000,000	2,058,124
5.50%, 12/01/38	85,196	89,247
6.00%, 12/01/38	118,951	125,661
5.50%, 01/01/39	239,998	251,408
6.00%, 01/01/39	86,238	91,099
5.50%, 02/01/39	139,673	146,309
6.00%, 02/01/39	1,534,366	1,622,209
5.50%, 03/01/39	18,442	19,319
5.00%, 05/01/39	626,212	647,794
4.50%, 06/01/39	69,307	70,296
5.00%, 06/01/39	87,779	90,800
5.00%, 07/01/39	773,349	799,971
4.50%, 08/01/39	30,121	30,551
0.05%, 09/01/39	243,090	251,456
4.50%, 09/01/39	200,000	202,854
5.00%, 09/01/39	200,000	206,883
0.05%, 10/01/39	721,037	745,853
4.50%, 10/01/39	700,000	709,990
5.00%, 10/01/39	535,873	554,316
4.00%, 10/14/39 TBA	2,000,000	1,980,000
2.45%, 06/01/40†	111,791	112,068
2.45%, 10/01/40†	320,385	321,202
2.85%, 11/01/40†	50,679	50,468
FFCA Secured Lending Corporation
8.00%, 09/18/27 IO 144AΩ†@	1,009,926	18,926
FHLMC Structured Pass-Through Securities
2.45%, 07/25/44†	2,258,426	2,217,208
First Horizon Alternative Mortgage Securities
3.53%, 06/25/34†	787,553	613,492
First Horizon Asset Securities, Inc.
4.75%, 12/25/34†	120,626	110,040
First Union National Bank Commercial Mortgage Trust
7.20%, 10/15/32	1,270,197	1,309,265
GE Capital Commercial Mortgage Corporation
5.51%, 11/10/45 STRIP†	1,230,000	1,174,088
GMAC Commercial Mortgage Securities, Inc.
6.28%, 11/15/39	2,000,000	2,110,659
GMAC Mortgage Corporation Loan Trust
4.72%, 06/25/34†	445,612	406,199
Government National Mortgage Association
7.00%, 10/15/25	58,490	64,429
7.00%, 01/15/26	19,822	21,830
7.00%, 07/15/27	149,135	164,327
7.00%, 12/15/27	1,513	1,668
7.00%, 01/15/28	31,289	34,496
7.00%, 03/15/28	181,822	200,337
7.00%, 07/15/28	23,351	25,745
7.50%, 07/15/28	14,942	16,740
6.50%, 08/15/28	17,760	19,206
7.00%, 08/15/28	36,725	40,489
7.50%, 08/15/28	15,363	17,212
6.50%, 09/15/28	66,803	72,243
6.00%, 10/15/28	16,105	17,187
7.00%, 10/15/28	72,192	79,591
6.00%, 12/15/28	2,494	2,661
6.00%, 01/15/29	513	547
7.50%, 03/15/29	47,557	53,251
7.50%, 11/15/29	24,264	27,194
4.13%, 11/20/29†	80,344	81,698
8.50%, 08/15/30	3,858	4,436
8.50%, 11/20/30	24,334	27,886
6.00%, 04/15/31	4,364	4,657
6.50%, 08/15/31	160,143	170,282
7.50%, 08/15/31	41,034	46,017
6.50%, 10/15/31	292,086	311,688
6.00%, 11/15/31	835,787	884,105
6.50%, 11/15/31	292,504	311,023
6.00%, 12/15/31	210,034	222,177
6.00%, 01/15/32	275,823	294,355
6.00%, 02/15/32	497,989	526,811
6.50%, 02/15/32	412,610	442,674
36.44%, 02/16/32†	166,246	264,810
6.00%, 04/15/32	305,889	326,441
6.50%, 04/15/32	300,890	319,940
7.50%, 04/15/32	91,197	102,287
6.50%, 06/15/32	914,240	979,881
6.50%, 07/15/32	128,031	136,137
6.50%, 08/15/32	415,974	442,310
6.50%, 09/15/32	460,006	489,130
6.00%, 10/15/32	484,939	512,974
6.00%, 11/15/32	391,714	415,354
6.00%, 12/15/32	217,240	229,828
6.50%, 12/15/32	26,461	28,137
6.00%, 01/15/33	230,215	243,524
6.00%, 02/15/33	154,911	163,866
6.50%, 03/15/33	80,310	85,395
5.00%, 04/15/33	206,627	215,389

See Notes to Schedules of Investments.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.50%, 04/15/33	$1,120,269	$1,191,195
5.00%, 05/15/33	1,753,102	1,828,708
6.00%, 05/15/33	930,907	984,725
5.00%, 06/15/33	229,155	238,872
6.00%, 06/15/33	167,231	176,899
5.00%, 07/15/33	574,105	598,451
5.00%, 08/15/33	1,140,203	1,184,266
5.00%, 09/15/33	765,952	794,364
5.00%, 10/15/33	418,780	435,012
6.00%, 10/15/33	646,195	683,553
6.50%, 10/15/33	245,853	261,418
5.00%, 11/15/33	54,076	56,413
6.00%, 12/15/33	694,822	734,991
5.00%, 01/15/34	353,572	368,124
5.00%, 03/15/34	438,003	456,030
5.00%, 04/15/34	161,095	167,725
5.00%, 05/15/34	98,331	102,378
5.00%, 06/15/34	710,400	739,638
6.00%, 06/15/34	76,941	81,810
5.00%, 08/15/34	453,428	472,089
5.00%, 11/15/34	997,206	1,038,247
5.00%, 12/15/34	937,755	976,350
5.00%, 01/15/35	629,665	654,891
6.00%, 02/15/36	11,669	12,355
6.00%, 08/15/36	537,009	568,803
5.50%, 05/15/38	263,342	276,838
5.00%, 10/01/38 TBA	900,000	931,219
6.00%, 10/22/38 TBA	5,100,000	5,383,688
6.00%, 12/15/38	362,872	384,258
5.50%, 01/15/39	907,975	954,509
5.50%, 02/15/39	121,555	127,785
5.50%, 03/15/39	1,323,977	1,391,831
5.00%, 04/15/39	70,796	73,422
5.00%, 05/15/39	211,802	219,659
5.00%, 06/15/39	814,051	844,247
Greenpoint Mortgage Funding Trust
0.43%, 01/25/37†	1,469,295	727,563
0.33%, 02/25/47†	3,131,295	1,733,625
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,300,000	1,329,246
GSMPS Mortgage Loan Trust
0.48%, 02/25/35 144A†	262,351	183,407
0.60%, 09/25/35 144A†	2,222,137	1,427,954
GSR Mortgage Loan Trust
4.12%, 09/25/35†	969,482	896,575
HarborView Mortgage Loan Trust
0.56%, 11/19/35 STEP	402,073	230,512
5.72%, 12/19/35†	661,047	430,976
0.49%, 01/19/36 STEP	232,608	123,063
0.50%, 01/19/36 STEP	1,115,659	578,561
5.91%, 08/19/36†	1,549,735	942,016
0.44%, 01/19/38†	1,394,818	711,611
Impac CMB Trust
0.97%, 10/25/34†	128,584	64,557
0.51%, 11/25/35 STEP	1,204,715	693,781
Impac Secured Assets CMN Owner Trust
0.50%, 03/25/36†	911,042	468,929
Indymac ARM Trust
3.38%, 01/25/32†	20,675	15,093
Indymac INDA Mortgage Loan Trust
6.19%, 11/25/37†	708,406	497,029
Indymac Index Mortgage Loan Trust
0.55%, 07/25/35†	2,285,876	1,191,326
5.19%, 08/25/35†	427,415	294,316
5.10%, 09/25/35†	543,197	355,453
5.28%, 09/25/35†	584,083	402,503
0.47%, 04/25/46†	984,638	457,617
0.44%, 09/25/46†	1,669,524	753,970
JP Morgan Alternative Loan Trust
0.51%, 01/25/36†	776,736	412,087
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	3,340,000	3,239,557
5.34%, 05/15/47	300,000	257,062
JP Morgan Mortgage Trust
5.01%, 02/25/35†	1,015,440	972,176
4.02%, 07/25/35†	624,401	600,496
4.07%, 07/25/35†	561,570	528,916
4.49%, 07/25/35†	596,827	569,771
5.06%, 07/25/35†	514,633	434,643
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	1,000,000	1,011,579
4.95%, 09/15/30	810,000	785,402
9.80%, 06/15/36 IO 144AΩ†@	4,181,432	58,558
5.35%, 11/15/38	1,000,000	924,474
5.87%, 09/15/45†	200,000	176,507
Luminent Mortgage Trust
0.44%, 07/25/36†	597,144	288,726
0.42%, 12/25/36†	3,829,066	1,864,547
0.45%, 02/25/46†	1,074,165	512,051
MASTR Adjustable Rate Mortgages Trust
3.67%, 05/25/34†	337,316	287,374
5.64%, 11/25/35 144A†	1,248,656	684,560
0.45%, 05/25/47†	3,654,513	1,651,520
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	796,449	636,985
MLCC Mortgage Investors, Inc.
1.00%, 11/25/29 STEP	449,355	365,305
Nomura Asset Acceptance Corporation
6.50%, 03/25/34 144A	129,207	114,833
6.50%, 10/25/34 144A†	149,071	128,742
Prime Mortgage Trust
5.50%, 05/25/35 144A	6,517,147	5,456,717
6.00%, 05/25/35 144A	4,235,950	3,351,786
RBSGC Mortgage Pass Through Certificates
0.70%, 01/25/37†	1,306,479	656,343
Residential Accredit Loans, Inc.
1.90%, 01/25/46†	997,500	538,553
Residential Funding Mortgage Securities I
5.19%, 09/25/35†	630,046	508,567
5.21%, 09/25/35†	555,594	448,447
Sequoia Mortgage Trust
1.32%, 07/20/33†	244,580	232,167

See Notes to Schedules of Investments.

	Par	Value
1.04%, 10/20/34 STEP	$232,469	$170,940
Structured Adjustable Rate Mortgage Loan Trust
3.73%, 05/25/34†	411,331	346,275
3.40%, 09/25/34†	188,956	153,881
5.09%, 11/25/34†	792,338	652,476
0.59%, 08/25/35†	644,603	387,125
Structured Asset Mortgage Investments, Inc.
0.50%, 07/19/35†	220,541	166,573
0.56%, 12/25/35†	961,522	509,227
0.48%, 02/25/36†	1,016,226	532,160
2.40%, 08/25/47†	2,405,431	1,253,282
Structured Asset Securities Corporation
3.27%, 09/25/33†	901,038	741,351
0.60%, 06/25/35 144A†	280,528	209,776
Thornburg Mortgage Securities Trust
6.19%, 09/25/37†	1,341,888	1,092,732
6.20%, 09/25/37†	1,369,621	1,103,174
Wachovia Bank Commercial Mortgage Trust
5.38%, 10/15/44 STRIP†	3,000,000	2,989,619
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.74%, 11/25/46†	2,315,119	941,831
Washington Mutual Mortgage Pass-Through Certificates
0.79%, 12/25/27†	2,115,941	1,490,599
4.50%, 02/25/33†	23,702	18,166
3.14%, 06/25/34†	472,047	445,007
5.56%, 12/25/36†	735,308	472,674
5.68%, 02/25/37†	1,260,917	804,726
5.83%, 02/25/37†	806,914	543,771
2.30%, 06/25/42†	37,420	28,820
0.54%, 07/25/45†	465,499	281,424
0.56%, 07/25/45†	930,998	562,848
0.57%, 07/25/45†	907,424	546,254
0.57%, 08/25/45†	3,047,156	1,918,828
0.54%, 10/25/45†	2,759,005	1,490,145
0.51%, 11/25/45†	1,196,240	715,773
0.52%, 12/25/45†	757,108	444,776
0.54%, 12/25/45†	1,605,069	920,514
1.66%, 04/25/47†	1,672,274	882,104
Wells Fargo Alternative Loan Trust
6.56%, 12/28/37†	2,266,395	1,334,546
Wells Fargo Mortgage-Backed Securities Trust
3.86%, 10/25/35†	723,490	666,157

Total Mortgage-Backed Securities (Cost $387,785,317)		355,725,565

MUNICIPAL BONDS — 0.9%
Chicago Transit Authority
6.90%, 12/01/40	1,800,000	2,017,080
Illinois Finance Authority
5.75%, 07/01/33	1,800,000	2,030,274
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,771,388
State of California General Obligation Bond
7.50%, 04/01/34	475,000	522,248
7.55%, 04/01/39	475,000	528,609
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H Revenue Bond (NATL-RE Insured)
5.38%, 07/01/36	1,000,000	1,008,740

Total Municipal Bonds (Cost $8,176,062)		8,878,339

	Shares
PREFERRED STOCKS — 0.3%
CORTS Trust for Ford Motor Co.Δ	9,100	155,610
Federal Home Loan Mortgage Corporation	55,675	100,772
Federal National Mortgage Association	42,050	69,866
Motors Liquidation Co. CONV	40,650	146,340
Preferred Blocker (GMAC), Inc.	290	168,644
Wells Fargo & Co.	2,400	2,143,200

Total Preferred Stocks (Cost $4,877,346)		2,784,432

	Par
REPURCHASE AGREEMENTS — 10.7%
Barclays Capital, Inc.
0.05% (dated 09/30/09, due 10/01/09, repurchase price $3,200,004, collateralized by General Electric Capital Corporation FDIC Guaranteed Note, 1.800%, due 03/11/11, total market value $3,294,472)	$3,200,000	3,200,000
0.12% (dated 09/30/09, due 10/01/09, repurchase price $2,500,008, collateralized by Societe Financement De L’Economie Francaise Note, 2.250%, due 06/11/12, total market value $2,626,458)	2,500,000	2,500,000
BNP Paribas Securities Corporation
0.03% (dated 09/30/09, due 10/01/09, repurchase price $36,500,030, collateralized by Federal National Mortgage Association Note, 5.375%, due 06/12/17, total market value $37,322,551)	36,500,000	36,500,000
Credit Suisse
0.02% (dated 09/30/09, due 10/01/09, repurchase price $23,900,013, collateralized by U.S. Treasury Bond, 4.500%, due 08/15/39, total market value $24,426,641)	23,900,000	23,900,000

See Notes to Schedules of Investments.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
JPMorgan Securities, Inc.
0.03% (dated 09/30/09, due 10/01/09, repurchase price $36,500,030, collateralized by Federal Home Loan Mortgage Corporation Discount Note and Federal National Mortgage Association Note , 0.000% to 7.125%, due 02/08/10 to 06/15/10, total market value $37,228,810)	$36,500,000	$36,500,000

Total Repurchase Agreements (Cost $102,600,000)		102,600,000

	Shares
MONEY MARKET FUNDS — 16.8%
GuideStone Money Market Fund (GS4 Class)¥	82,153,142	82,153,142
Northern Institutional Liquid Assets Portfolio§	79,349,414	79,349,414

Total Money Market Funds (Cost $161,502,556)		161,502,556

	Par
U.S. TREASURY OBLIGATIONS — 8.9%
U.S. Treasury Bills
0.26%, 02/25/10‡‡	$656,000	655,659
0.20%, 03/18/10‡‡	818,000	817,458

		1,473,117

U.S. Treasury Bonds
8.13%, 05/15/21Δ	900,000	1,278,141
3.50%, 02/15/39Δ	594,000	538,313
4.25%, 05/15/39Δ	15,240,000	15,771,023
4.50%, 08/15/39Δ	840,000	905,888

		18,493,365

U.S. Treasury Inflationary Index Bonds
2.00%, 07/15/14Δ	1,700,000	2,021,207
1.63%, 01/15/15Δ	1,500,000	1,725,656
2.00%, 01/15/16	1,400,000	1,577,963
2.50%, 07/15/16Δ	900,000	1,029,952
2.38%, 01/15/17Δ	200,000	227,534
2.38%, 01/15/25Δ	1,140,000	1,368,422
2.00%, 01/15/26	110,000	119,358
2.38%, 01/15/27Δ‡‡	1,930,000	2,170,581
1.75%, 01/15/28‡‡	3,000	2,962
2.50%, 01/15/29Δ	7,000,000	7,563,616
3.88%, 04/15/29‡‡	3,978,000	6,725,884

		24,533,135

U.S. Treasury Notes
1.75%, 08/15/12Δ	490,000	495,207
2.25%, 05/31/14Δ	900,000	903,024
2.63%, 07/31/14Δ	3,000,000	3,051,096
2.38%, 08/31/14Δ	1,600,000	1,606,501
2.38%, 09/30/14	2,330,000	2,336,741
3.25%, 07/31/16Δ	5,600,000	5,733,006
3.00%, 08/31/16Δ	5,000,000	5,031,255
3.00%, 09/30/16	16,200,000	16,269,611
3.50%, 02/15/18Δ	3,500,000	3,575,743
3.13%, 05/15/19Δ	982,000	966,580
3.63%, 08/15/19Δ	820,000	841,909

		40,810,673

U.S. Treasury STRIPS
3.82%, 05/15/20Ω	800,000	534,992
4.28%, 11/15/26Ω	600,000	291,150

		826,142

Total U.S. Treasury Obligations (Cost $83,998,871)		86,136,432

TOTAL INVESTMENTS — 114.5% (Cost $1,152,921,297)		1,101,995,285

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Put Options — 0.0%
90-Day Eurodollar Futures, Strike Price $98.63, Expires 12/14/09	(29)	(544)

	Notional Amount
Call Options — 0.0%
3-Month LIBOR, Strike Price $3.00, Expires 11/24/09	$(50,000,000)	(15,038)
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price
$3.75, Expires 11/24/09	(160,000,000)	(8,419)
3-Month LIBOR, Strike Price
$3.75, Expires 11/24/09	(80,000,000)	(4,210)
3-Month LIBOR, Strike Price
$3.75, Expires 11/24/09	(30,000,000)	(1,579)
3-Month LIBOR, Strike Price
$3.75, Expires 11/24/09	(40,000,000)	(2,105)
3-Month LIBOR, Strike Price
$4.00, Expires 11/24/09	(29,000,000)	(3,855)
3-Month LIBOR, Strike Price
$4.00, Expires 11/24/09	(201,000,000)	(26,716)
3-Month LIBOR, Strike Price
$4.35, Expires 11/24/09	(44,000,000)	(8,177)

		(55,061)

Total Written Options (Premiums received $(470,461))		(70,643)

	Par
SECURITY SOLD SHORT — (0.1)%
Federal National Mortgage Association
4.50%, 10/14/38 TBA (Cost $(1,002,500))	$(1,000,000)	(1,012,812)

Liabilities in Excess of Other Assets — (14.4)%		(138,343,620)

NET ASSETS — 100.0%		$962,568,210

See Notes to Schedules of Investments.

Swap agreements outstanding at September 30, 2009:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
DaimlerChrysler NA Holdings, 5.75 due 09/08/11	0.58%	09/20/11	BAR	USD	$900,000	$3,212	$—	$3,212
Target Corporation, 5.88% due 03/01/12	(0.11)%	06/20/12	MSCS	USD	1,200,000	16,310	—	16,310
OMNICOM Goup, Inc., 5.90% due 04/15/16	(0.39)%	06/20/16	MSCS	USD	700,000	10,338	—	10,338
American Electric Power, 5.25% 06/01/15	(6.26)%	06/20/15	CITI	USD	2,300,000	(18,808)	—	(18,808)
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	BAR	USD	300,000	28,105	—	28,105
Dominion Resources, 6.00% due 11/30/17	(0.69)%	12/20/17	CITI	USD	3,800,000	(75,317)	—	(75,317)

						$(36,160)	$—	$(36,160)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Federated Republic of Brazil, 12.25% due 03/06/30	1.51%	(1.04)%	09/20/17	DEUT	USD	$1,000,000	$(22,485)	$—	$(22,485)
GMAC LLC, 6.88% due 08/28/12	6.01%	(3.53)%	08/25/37	DEUT	USD	8,400,000	(1,461,594)	—	(1,461,594)

							$(1,484,079)	$—	$(1,484,079)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	(1.60)%	06/20/12	MLCS	USD	$1,200,000	$189,922	$—	$189,922
Dow Jones CDX NA IG 1.1 Index	(1.50)%	12/20/13	DEUT	USD	13,400,000	(137,153)	369,271	(506,424)
Dow Jones CDX IG513 Index	(1.00)%	12/20/14	DEUT	USD	2,800,000	(4,896)	(5,228)	332
Dow Jones CDX IG513 Index	(1.00)%	12/20/14	DEUT	USD	2,100,000	(583)	233	(816)
Dow Jones CDX IG10 Index	(1.50)%	12/20/17	MSCS	USD	7,222,400	260,338	90,247	170,091
Dow Jones CDX IG10 10Y Index	(1.50)%	06/20/18	DEUT	USD	12,102,400	(105,626)	(428,005)	322,379
Dow Jones CDX IG9 Index	(8.00)%	06/20/18	RBS	USD	3,025,600	(26,406)	(78,507)	52,101

						$175,596	$(51,989)	$227,585

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
ABX.HE.AAA Index	34.12%	(0.09)%	08/25/37	CS	USD	$1,000,000	$(690,628)	$(259,294)	$(431,334)

See Notes to Schedules of Investments.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Pay/ Receive Floating Rate	Fixed Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps — Buy Protection
KWCDC Indes	Pay	(2.82)%	01/28/11	DEUT	KRW	$927,000,000	$488	$—	$488
KWCDC Index	Pay	(2.83)%	01/28/11	JPM	KRW	901,000,000	(8,340)	—	(8,340)
KWCDC Index	Pay	(3.87)%	06/12/11	DEUT	KRW	400,000,000	3,517	(33)	3,550
KWCDC Index	Pay	(3.90)%	06/15/11	JPM	KRW	720,000,000	5,954	(20)	5,974
KWCDC Index	Pay	(3.72)%	06/22/11	JPM	KRW	2,300,000,000	10,434	(56)	10,490
KWCDC Index	Pay	(3.69)%	06/26/11	DEUT	KRW	2,280,000,000	18,453	(162)	18,615
3-Month LIBOR	Receive	3.62%	07/06/11	DEUT	USD	964,630,000	2,301	—	2,301
3-Month LIBOR	Receive	3.63%	07/07/11	DEUT	USD	1,611,662,000	3,820	—	3,820
3-Month LIBOR	Receive	3.66%	07/08/11	JPM	USD	766,531,000	(176)	—	(176)
3-Month BRR CDI Index	Receive	10.12%	01/02/12	MSCS	BRL	8,000,000	(203,219)	(81,453)	(121,766)
CETIP Interbank Deposit	Receive	1102.00%	01/02/12	UBS	BRL	1,600,000	(3,355)	—	(3,355)
3-Month LIBOR	Receive	3.00%	12/16/14	DEUT	USD	2,100,000	(18,395)	3,809	(22,204)
3-Month LIBOR	Receive	3.25%	12/16/16	JPM	USD	5,100,000	(11,564)	(4,676)	(6,888)
3-Month LIBOR	Pay	(3.25)%	12/16/16	BOA	USD	4,500,000	(10,851)	75,260	(86,111)
3-Month LIBOR	Pay	(3.25)%	12/16/16	BOA	USD	2,100,000	(5,064)	19,144	(24,208)
3-Month LIBOR	Pay	(3.25)%	12/16/16	BOA	USD	2,400,000	(5,787)	22,391	(28,178)
3-Month LIBOR	Receive	4.96%	08/13/17	BOA	USD	10,100,000	359,032	—	359,032
3-Month LIBOR	Pay	(4.57)%	09/04/17	DEUT	USD	4,800,000	88,131	—	88,131
3-Month LIBOR	Receive	3.50%	12/16/19	JPM	USD	1,700,000	4,071	57,721	(53,650)
3-Month LIBOR	Pay	(5.08)%	08/13/22	BOA	USD	5,700,000	(341,028)	—	(341,028)
3-Month LIBOR	Receive	4.71%	09/04/22	DEUT	USD	2,800,000	(85,894)	—	(85,894)
3-Month CBK	Pay	(5.75)%	12/19/28	RBS	CAD	500,000	14,266	(4,180)	18,446
3-Month LIBOR	Receive	4.00%	12/17/29	BOA	USD	2,000,000	(30,413)	132,602	(163,015)

							$(213,619)	$220,347	$(433,966)

Total Swap agreements outstanding at September 30, 2009							$(2,248,890)	$(90,936)	$(2,157,954)

PORTFOLIO SUMMARY (based on net assets)

%
Futures Contracts	48.4
Mortgage-Backed Securities	37.0
Corporate Bonds	25.2
Money Market Funds	16.8
Repurchase Agreements	10.7
U.S. Treasury Obligations	8.9
Foreign Bonds	8.3
Asset-Backed Securities	4.6
Agency Obligations	0.9
Loan Agreements	0.9
Municipal Bonds	0.9
Preferred Stocks	0.3
Written Options	— **
Security Sold Short	(0.1)
Swap Agreements	(0.2)
Forward Foreign Currency Contracts	(0.8)

161.8

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Futures Contracts	$—	$2,675,198
Money Market Funds	161,502,556	—
Preferred Stocks	2,784,432	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	8,880,253	—
Asset-Backed Securities	44,724,099	—
Corporate Bonds	242,499,341	—
Foreign Bonds	79,915,104	—
Forward Foreign Currency Contracts	—	334,758
Loan Agreements	8,349,164	—
Mortgage-Backed Securities	355,725,565	—
Municipal Bonds	8,878,339	—
Repurchase Agreements	102,600,000	—
U.S. Treasury Obligations	86,136,432	—
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$1,101,995,285	$3,009,956

Liabilities:
Level 1 — Quoted Prices	$—	$—
Written Options	(544)	—
Level 2 — Other Significant Observable Inputs
Security Sold Short	(1,012,812)	—
Swap Agreements	—	(2,248,890)
Written Options	(70,099)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(1,083,455)	$(2,248,890)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/08
Corporate Bonds	$3,215,765	$—
Mortgage-Backed Securities	252,215	—
Preferred Stocks	87,000	—
Accrued discounts/premiums
Corporate Bonds	117,098	—
Mortgage-Backed Securities	1,048	—
Preferred Stocks	—	—
Realized gain (loss)
Corporate Bonds	—	—
Mortgage-Backed Securities	1,547	—
Preferred Stocks	—	—
Change in unrealized appreciation (depreciation)
Corporate Bonds	133,417	—
Mortgage-Backed Securities	(2,594)	—
Preferred Stocks	81,644	—
Net purchases (sales)
Corporate Bonds	—	—
Mortgage-Backed Securities	(65,039)	—
Preferred Stocks	—	—
Transfers in and/or out of Level 3
Corporate Bonds	(3,466,280)	—
Mortgage-Backed Securities	(187,177)	—
Preferred Stocks	(168,644)	—

Balance, 09/30/09	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 7.6%
Capital One Multi-Asset Execution Trust
5.75%, 07/15/20	$11,500,000	$12,673,509
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	10,650,000	12,241,892
Community Program Loan Trust
4.50%, 04/01/29	1,950,000	1,757,287
Discover Card Master Trust
5.65%, 03/16/20	7,600,000	8,204,454

Total Asset-Backed Securities (Cost $31,623,480)		34,877,142

CORPORATE BONDS — 57.1%
Aflac, Inc.
8.50%, 05/15/19	2,700,000	3,224,084
Alcoa, Inc.
5.87%, 02/23/22	10,000	8,688
6.75%, 01/15/28Δ	235,000	205,474
5.95%, 02/01/37	85,000	71,706
Allegheny Technologies, Inc.
9.38%, 06/01/19	3,613,000	4,097,207
American Express Co.
8.15%, 03/19/38	8,000,000	9,793,080
American International Group, Inc.
5.85%, 01/16/18	6,027,000	4,370,166
8.25%, 08/15/18	3,447,000	2,933,700
6.25%, 05/01/36	3,020,000	1,963,136
Anadarko Petroleum Corporation
6.45%, 09/15/36Δ	1,840,000	1,905,938
Archer-Daniels-Midland Co.
6.45%, 01/15/38Δ	1,885,000	2,177,669
Arrow Electronics, Inc.
6.88%, 07/01/13	205,000	221,665
AT&T Corporation
6.50%, 03/15/29	125,000	130,294
6.50%, 09/01/37Δ	10,015,000	10,797,091
Avnet, Inc.
6.00%, 09/01/15	875,000	901,979
BAC Capital Trust VI
5.63%, 03/08/35	7,685,000	5,978,085
BAC Capital Trust XI
6.63%, 05/23/36	3,321,000	2,939,085
Barclays Financial LLC
4.16%, 02/22/10 144A(T)	25,000,000	750,471
4.10%, 03/22/10 144A(T)	7,000,000	212,996
4.06%, 09/16/10 144A(W)	730,000,000	625,511
Bell South Telecommunications, Inc.
7.00%, 12/01/95	1,000,000	996,462
Boeing Co.
5.88%, 02/15/40Δ	1,621,000	1,775,070
Bruce Mansfield Unit
6.85%, 06/01/34@	1,244,664	1,221,494
Camden Property Trust
5.70%, 05/15/17Δ	25,000	23,689
Caterpillar Financial Services Corporation
6.13%, 02/17/14	1,225,000	1,344,282
5.85%, 09/01/17	100,000	107,741
5.45%, 04/15/18	35,000	36,418
Caterpillar, Inc.
8.25%, 12/15/38	1,000,000	1,368,663
Chesapeake Energy Corporation
6.50%, 08/15/17Δ	45,000	41,512
6.88%, 11/15/20	320,000	286,400
Chevron Phillips Chemical Co. LLC
8.25%, 06/15/19 144AΔ	1,185,000	1,433,632
CIT Group Holdings, Inc.
5.40%, 01/30/16	16,000	10,099
CIT Group, Inc.
5.00%, 02/13/14Δ	81,000	51,787
5.13%, 09/30/14Δ	179,000	114,785
5.50%, 12/01/14(U)	600,000	570,543
5.00%, 02/01/15Δ	17,000	10,899
5.65%, 02/13/17Δ	65,000	40,699
5.80%, 10/01/36	67,000	40,240
Citigroup Capital XXI
8.30%, 12/21/57†	906,000	814,267
Citigroup, Inc.
6.88%, 06/01/25	2,441,000	2,304,914
6.63%, 06/15/32	3,128,000	2,850,071
5.88%, 05/29/37Δ	4,141,000	3,621,979
8.13%, 07/15/39	821,000	921,785
Comcast Corporation
5.65%, 06/15/35	660,000	640,453
6.50%, 11/15/35	555,000	593,313
6.45%, 03/15/37	2,415,000	2,565,667
6.95%, 08/15/37	625,000	699,878
Commonwealth Edison Co.
4.75%, 12/01/11@	201,000	200,798
ConocoPhillips
5.90%, 05/15/38Δ	1,000,000	1,073,128
6.50%, 02/01/39	1,968,000	2,276,608
Continental Airlines, Inc.
9.00%, 07/08/16	2,000,000	2,126,250
8.31%, 04/02/18Δ	442,456	389,361
7.57%, 03/15/20	274,482	238,799
Corning, Inc.
6.20%, 03/15/16	230,000	235,375
7.25%, 08/15/36	850,000	899,539
Cox Communications, Inc.
6.75%, 03/15/11	250,000	264,844
CSX Corporation
6.15%, 05/01/37	84,000	89,280
Cummins, Inc.
6.75%, 02/15/27	750,000	664,335
7.13%, 03/01/28	425,000	388,492
5.65%, 03/01/98	1,520,000	923,982
DCP Midstream LP
6.45%, 11/03/36 144AΔ	490,000	445,147
Dillard’s, Inc.
7.75%, 07/15/26	890,000	631,900
7.00%, 12/01/28	500,000	335,000
Dow Chemical Co.
9.40%, 05/15/39Δ	4,331,000	5,349,339
Duke Realty LP
5.95%, 02/15/17	70,000	64,617
First Industrial LP
7.60%, 07/15/28	1,000,000	680,122
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	950,000
Ford Motor Co.
6.63%, 10/01/28	680,000	493,000

See Notes to Schedules of Investments.

	Par	Value
6.38%, 02/01/29	$1,255,000	$909,875
Ford Motor Credit Co., LLC
7.00%, 10/01/13Δ	315,000	295,914
8.00%, 12/15/16	1,000,000	928,995
General Electric Capital Corporation
4.88%, 03/04/15	510,000	526,273
5.63%, 05/01/18Δ	30,000	29,906
6.75%, 03/15/32	4,865,000	4,981,215
6.15%, 08/07/37	6,114,000	5,820,779
5.88%, 01/14/38	150,000	138,014
Georgia-Pacific LLC
8.00%, 01/15/24	30,000	29,850
7.38%, 12/01/25	240,000	217,200
7.25%, 06/01/28	300,000	268,500
7.75%, 11/15/29	2,700,000	2,497,500
8.88%, 05/15/31	60,000	60,900
GMAC, Inc.
6.88%, 08/28/12 144AΔ	158,000	146,940
8.00%, 11/01/31 144A	199,000	162,185
Goldman Sachs Group, Inc.
5.00%, 10/01/14Δ	815,000	858,837
6.15%, 04/01/18	415,000	437,266
GTE Corporation
6.94%, 04/15/28	10,000	10,781
Halliburton Co.
7.45%, 09/15/39Δ	5,070,000	6,446,297
HCA, Inc.
6.30%, 10/01/12Δ	1,500,000	1,447,500
7.58%, 09/15/25	1,000,000	814,041
7.05%, 12/01/27	500,000	381,710
HCP, Inc.
6.00%, 03/01/15Δ	1,500,000	1,460,320
Highwoods Realty LP
5.85%, 03/15/17	260,000	229,324
7.50%, 04/15/18	1,500,000	1,437,604
Historic TW, Inc.
6.63%, 05/15/29	60,000	61,735
Home Depot, Inc.
5.88%, 12/16/36	875,000	851,759
Intel Corporation
3.25%, 08/01/39 CONV 144AΔ	1,155,000	1,240,181
International Paper Co.
7.50%, 08/15/21	4,326,000	4,592,758
iStar Financial, Inc.
8.63%, 06/01/13Δ	635,000	406,400
5.95%, 10/15/13Δ	305,000	176,900
5.70%, 03/01/14	1,171,000	644,050
JC Penney Corporation, Inc.
6.38%, 10/15/36	810,000	672,300
JPMorgan Chase Capital XXV
6.80%, 10/01/37	10,214,000	10,311,186
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	264,889
Kraft Foods, Inc.
6.50%, 11/01/31	1,700,000	1,774,389
6.88%, 02/01/38	3,243,000	3,581,855
Lennar Corporation
5.60%, 05/31/15Δ	935,000	867,212
6.50%, 04/15/16Δ	625,000	590,625
Lowe’s Cos., Inc.
6.65%, 09/15/37	3,051,000	3,556,035
M&T Bank Corporation
6.63%, 12/04/17	8,970,000	9,221,725
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37Δ	240,000	190,283
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	4,750,000	2,161,250
MetLife, Inc.
7.72%, 02/15/19	7,300,000	8,608,905
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	1,000,000	1,090,278
Morgan Stanley
4.75%, 04/01/14	100,000	99,361
5.45%, 01/09/17	5,000	5,014
5.55%, 04/27/17	185,000	184,580
6.63%, 04/01/18	70,000	74,140
5.63%, 09/23/19	195,000	192,104
6.25%, 08/09/26	100,000	103,162
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	500,000	539,964
7.30%, 01/15/28Δ	690,000	691,826
Motorola, Inc.
6.50%, 11/15/28	500,000	413,435
Nextel Communications, Inc.
6.88%, 10/31/13	215,000	200,488
5.95%, 03/15/14Δ	325,000	289,250
7.38%, 08/01/15Δ	550,000	496,375
NGPL PipeCo LLC
7.12%, 12/15/17 144A	640,000	717,226
NiSource Finance Corporation
6.15%, 03/01/13Δ	1,000,000	1,047,973
6.40%, 03/15/18Δ	1,640,000	1,639,582
Nortel Networks Capital Corporation
7.88%, 06/15/26#	450,000	254,250
Nucor Corporation
6.40%, 12/01/37	5,400,000	6,180,732
Owens Corning, Inc.
6.50%, 12/01/16	240,000	234,495
7.00%, 12/01/36	355,000	291,661
Pioneer Natural Resources Co.
7.20%, 01/15/28Δ	2,500,000	2,182,305
Prologis
5.63%, 11/15/15	35,000	31,845
Pulte Homes, Inc.
5.20%, 02/15/15	40,000	38,200
7.88%, 06/15/32Δ	1,500,000	1,327,500
6.38%, 05/15/33	1,000,000	775,000
Qwest Corporation
7.25%, 09/15/25	1,000,000	867,500
6.88%, 09/15/33	2,250,000	1,833,750
Regions Financial Corporation
7.38%, 12/10/37	11,088,000	8,555,102
SLM Corporation
5.00%, 10/01/13	250,000	199,185
5.38%, 05/15/14	200,000	153,222
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	1,897,416
Sprint Capital Corporation
6.90%, 05/01/19Δ	55,000	49,500
6.88%, 11/15/28	2,350,000	1,974,000
8.75%, 03/15/32	20,000	19,000

See Notes to Schedules of Investments.

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Swift Energy Co.
7.63%, 07/15/11	$150,000	$150,000
Target Corporation
6.50%, 10/15/37	5,400,000	6,062,440
7.00%, 01/15/38	5,050,000	5,930,200
Tennessee Gas Pipeline Co.
7.00%, 10/15/28Δ	750,000	802,921
Textron, Inc.
6.63%, 04/07/20(U)	160,000	212,236
Time Warner, Inc.
7.63%, 04/15/31	35,000	39,335
6.50%, 11/15/36	40,000	41,062
Toll Brothers Finance Corporation
5.15%, 05/15/15Δ	1,285,000	1,237,140
Toro Co.
6.63%, 05/01/37@	300,000	239,804
Union Pacific Resources Group
7.15%, 05/15/28	250,000	249,336
United Technologies Corporation
6.13%, 07/15/38	3,548,000	4,102,251
UnitedHealth Group, Inc.
5.80%, 03/15/36	2,095,000	2,038,351
6.50%, 06/15/37	767,000	799,787
6.63%, 11/15/37	2,526,000	2,708,380
Verizon Communications, Inc.
6.40%, 02/15/38Δ	968,000	1,037,810
6.90%, 04/15/38	2,570,000	2,936,675
8.95%, 03/01/39	105,000	144,302
7.35%, 04/01/39	979,000	1,164,740
Verizon Global Funding Corporation
5.85%, 09/15/35	2,420,000	2,444,481
Verizon Maryland, Inc.
5.13%, 06/15/33	50,000	42,684
Verizon New York, Inc.
7.38%, 04/01/32	385,000	423,361
Wachovia Bank NA
5.85%, 02/01/37	6,077,000	5,897,710
6.60%, 01/15/38	3,757,000	4,137,862
WellPoint, Inc.
6.38%, 06/15/37Δ	2,080,000	2,266,470
Western Union Co.
6.20%, 11/17/36	2,155,000	2,170,369
Weyerhaeuser Co.
8.50%, 01/15/25	520,000	498,039
Williams Cos., Inc.
7.50%, 01/15/31	1,250,000	1,280,139
7.75%, 06/15/31	80,000	84,111
8.75%, 03/15/32	70,000	80,485
Xerox Capital Trust I
8.00%, 02/01/27	1,500,000	1,469,628
XTO Energy, Inc.
6.10%, 04/01/36	50,000	51,638

Total Corporate Bonds (Cost $251,600,436)		262,220,014

FOREIGN BONDS — 28.1%
Australia — 2.1%
General Electric Capital Australia Funding, Ltd.
8.00%, 02/13/12(A)	60,000	54,701
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	1,125,000	1,022,482
6.00%, 05/01/12(A)	60,000	53,980
Qantas Airways, Ltd.
6.05%, 04/15/16 144A	345,000	339,731
Queensland Treasury Corporation
6.00%, 06/14/11(A)	785,000	708,000
Rio Tinto Finance USA, Ltd.
7.13%, 07/15/28	6,830,000	7,585,828

		9,764,722

Brazil — 0.3%
Federative Republic of Brazil
10.25%, 01/10/28(B)	2,525,000	1,375,381

Canada — 6.1%
British Columbia Generic Residual
3.18%, 06/09/14 STRIP(C)Ω	7,230,000	5,854,770
Canada Generic Residual
4.20%, 06/01/25 STRIP(C)Ω	3,685,000	1,779,428
Canadian Pacific Railway Co. NY
7.13%, 10/15/31	500,000	556,824
Methanex Corporation
6.00%, 08/15/15	25,000	21,268
Ontario Generic Residual
4.92%, 07/13/22 STRIP(C)Ω	3,900,000	1,957,923
5.17%, 03/08/29 STRIP(C)Ω	7,000,000	2,441,974
Saskatchewan Residual
3.07%, 04/10/14 STRIP(C)Ω	6,500,000	5,290,945
4.73%, 02/04/22 STRIP(C)Ω	3,000,000	1,524,308
Talisman Energy, Inc.
5.85%, 02/01/37	670,000	646,584
6.25%, 02/01/38	450,000	460,596
TransCanada Pipelines, Ltd.
6.20%, 10/15/37	6,291,000	6,912,702
7.63%, 01/15/39	360,000	460,920

		27,908,242

Cayman Islands — 0.3%
Enersis SA
7.40%, 12/01/16Δ	625,000	699,929
Transocean, Inc.
1.50%, 12/15/37 CONV	60,000	57,450
XL Capital, Ltd.
6.25%, 05/15/27	800,000	709,098

		1,466,477

Finland — 0.1%
Nokia OYJ
6.63%, 05/15/39	510,000	583,080

See Notes to Schedules of Investments.

	Par	Value
France — 0.4%
EDF SA
6.95%, 01/26/39 144A	$1,400,000	$1,740,637

Ireland — 0.0%
Elan Finance PLC
7.75%, 11/15/11	30,000	30,712
8.88%, 12/01/13Δ	85,000	86,063

		116,775

Italy — 0.9%
Telecom Italia Capital SA
7.18%, 06/18/19Δ	1,750,000	1,956,201
6.38%, 11/15/33	410,000	420,232
6.00%, 09/30/34	415,000	405,859
7.72%, 06/04/38Δ	1,273,000	1,516,458

		4,298,750

Luxembourg — 1.5%
Covidien International Finance SA
6.55%, 10/15/37	4,807,000	5,723,474
Tyco International Finance SA
8.50%, 01/15/19	794,000	969,460

		6,692,934

Malaysia — 0.1%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	225,000	266,435

Mexico — 1.0%
Mexican Bonos
9.00%, 12/20/12(M)	11,350,000	897,522
7.25%, 12/15/16(M)	13,150,000	949,836
8.00%, 12/07/23(M)	34,000,000	2,475,246

		4,322,604

Netherlands — 1.9%
Koninklijke Philips Electronics NV
6.88%, 03/11/38	7,500,000	8,799,315

Norway — 0.5%
Norway Government Bond
5.00%, 05/15/15(K)Δ	540,000	99,447
4.25%, 05/19/17(K)	11,940,000	2,104,343

		2,203,790

Philippines — 0.1%
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	347,500	326,650

Spain — 1.5%
Santander Issuances SA Unipersonal
6.50%, 08/11/19 144A†	6,700,000	6,979,149

Supranational — 1.9%
Inter-American Development Bank
6.00%, 12/15/17(Z)	7,865,000	5,691,637
International Bank for Reconstruction & Development
1.43%, 03/05/14(G)	4,700,000	3,209,029

		8,900,666

United Kingdom — 9.4%
Barclays Bank PLC
10.18%, 06/12/21 144A	5,912,000	7,784,851
HBOS PLC
6.75%, 05/21/18 144A	10,684,000	9,541,133
HSBC Holdings PLC
6.50%, 09/15/37	6,500,000	7,054,079
6.80%, 06/01/38Δ	2,000,000	2,251,744
Standard Chartered Bank
6.40%, 09/26/17 144A	9,027,000	9,407,317
Tesco PLC
6.15%, 11/15/37 144A	5,800,000	6,227,947
Vodafone Group PLC
6.15%, 02/27/37	1,000,000	1,072,989

		43,340,060

Total Foreign Bonds (Cost $117,480,488)		129,085,667

MORTGAGE-BACKED SECURITY — 0.0%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31 (Cost $137,376)	145,808	151,621

MUNICIPAL BONDS — 2.6%
New Jersey State Turnpike Authority Series F Revenue Bond
7.41%, 01/01/40	1,670,000	2,061,531
North Texas Tollway Authority Revenue Bond
6.72%, 01/01/49	3,620,000	4,068,120
State of California General Obligation Bond
7.50%, 04/01/34	2,455,000	2,699,199
7.55%, 04/01/39	2,535,000	2,821,100

Total Municipal Bonds (Cost $10,370,651)		11,649,950

U.S. TREASURY OBLIGATION — 1.3%
U.S. Treasury STRIP
4.14%, 05/15/38ΩΔ (Cost $6,267,067)	19,740,000	6,122,855

	Shares
PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation CONVΔ	330	19,800
El Paso Energy Capital Trust I CONV	5,350	178,850
Preferred Blocker (GMAC), Inc.	82	47,686

Total Preferred Stocks (Cost $278,115)		246,336

MONEY MARKET FUNDS — 13.5%
GuideStone Money Market Fund (GS4 Class)¥	8,675,735	8,675,735
Northern Institutional Liquid Assets Portfolio§	53,382,721	53,382,721

Total Money Market Funds (Cost $62,058,456)		62,058,456

See Notes to Schedules of Investments.

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

Value
TOTAL INVESTMENTS — 110.3% (Cost $479,816,069)	$506,412,041
Liabilities in Excess of Other Assets — (10.3)%	(47,099,624)

NET ASSETS — 100.0%	$459,312,417

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	57.1
Foreign Bonds	28.1
Money Market Funds	13.5
Asset-Backed Securities	7.6
Municipal Bonds	2.6
U.S. Treasury Obligation	1.3
Preferred Stocks	0.1
Mortgage-Backed Security	—	**

	110.3

**	Rounds to less than 0.005%.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Money Market Funds	$62,058,456	$—
Preferred Stocks	246,336	—
Level 2 — Other Significant Observable Inputs
Asset-Backed Securities	34,877,142	—
Corporate Bonds	262,007,018	—
Foreign Bonds	129,085,667	—
Mortgage-Backed Security	151,621	—
Municipal Bonds	11,649,950	—
U.S. Treasury Obligation	6,122,855	—
Level 3 — Significant Unobservable Inputs
Corporate Bonds	212,996	—

Total	$506,412,041	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/08
Corporate Bonds	$692,028	$—
Preferred Stocks	24,600	—
Accrued discounts/premiums
Corporate Bonds	3,758	—
Preferred Stocks	—	—
Realized gain (loss)	—	—
Corporate Bonds	—	—
Preferred Stocks	—	—
Changed in unrealized appreciation (depreciation)
Corporate Bonds	(362,810)	—
Preferred Stocks	23,086	—
Net purchases (sales)
Corporate Bonds	(119,980)	—
Preferred Stocks	—	—
Transfers in and/or out of Level 3
Corporate Bonds	—	—
Preferred Stocks	(47,686)	—

Balance, 09/30/09	$212,996	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Inflation Protected Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 90.3%
U.S. Treasury Inflationary Index Bonds
3.50%, 01/15/11	$145,000	$186,991
2.38%, 04/15/11	250,000	279,647
3.38%, 01/15/12	1,800,000	2,324,391
2.00%, 04/15/12	1,660,000	1,827,841
3.00%, 07/15/12Δ	2,370,000	3,021,508
0.63%, 04/15/13Δ	600,000	610,773
1.88%, 07/15/13Δ	1,370,000	1,661,670
2.00%, 01/15/14	2,155,000	2,604,359
1.25%, 04/15/14Δ‡‡	5,445,000	5,636,179
2.00%, 07/15/14Δ	2,015,000	2,395,725
1.63%, 01/15/15Δ	2,940,000	3,382,287
1.88%, 07/15/15Δ	2,010,000	2,301,993
2.00%, 01/15/16Δ	2,760,000	3,110,841
2.50%, 07/15/16Δ	1,290,000	1,476,265
2.38%, 01/15/17Δ	1,690,000	1,922,659
2.63%, 07/15/17	2,740,000	3,094,508
1.63%, 01/15/18Δ	2,385,000	2,479,362
1.38%, 07/15/18Δ	3,110,000	3,079,780
2.13%, 01/15/19Δ	1,195,000	1,260,499
1.88%, 07/15/19Δ	1,700,000	1,767,737
2.38%, 01/15/25	4,030,000	4,837,493
2.00%, 01/15/26Δ	2,730,000	2,962,241
2.38%, 01/15/27Δ	2,200,000	2,474,237
1.75%, 01/15/28Δ	4,105,000	4,052,459
3.63%, 04/15/28Δ	1,020,000	1,682,421
2.50%, 01/15/29Δ	3,475,000	3,754,795
3.88%, 04/15/29Δ	2,780,000	4,700,342

		68,889,003

U.S. Treasury Notes
4.00%, 08/15/18	530,000	559,689
3.63%, 08/15/19Δ	2,370,000	2,433,324

		2,993,013

Total U.S. Treasury Obligations (Cost $70,299,556)		71,882,016

	Shares
MONEY MARKET FUNDS — 60.7%
GuideStone Money Market Fund (GS4 Class)¥	8,655,823	8,655,823
Northern Institutional Liquid Assets Portfolio§	39,710,512	39,710,512

Total Money Market Funds (Cost $48,366,335)		48,366,335

TOTAL INVESTMENTS — 151.0% (Cost $118,665,891)		120,248,351
Liabilities in Excess of Other
Assets — (51.0)%		(40,623,758)

NET ASSETS — 100.0%		$79,624,593

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	90.3
Money Market Funds	60.7
Futures Contracts	(6.9)

144.1

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Futures Contracts	$—	$(16,530)
Money Market Funds	48,366,335	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	71,882,016	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$120,248,351	$(16,530)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Global Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.1%
Federal National Mortgage Association
0.40%, 01/25/10Ω‡‡ (Cost $132,829)	$133,000	$132,968

ASSET-BACKED SECURITIES — 2.7%
ARG Funding Corporation
2.64%, 05/20/11 144A†	665,000	665,002
Bear Stearns Asset-Backed Securities Trust
0.73%, 10/25/33 STEP	119,959	113,042
Capital One Multi-Asset Execution Trust
0.27%, 03/16/15†	720,000	706,168
Carrington Mortgage Loan Trust
0.57%, 10/25/35†	83,033	74,824
Chase Issuance Trust
0.61%, 11/15/12†	1,135,000	1,123,594
0.49%, 04/15/19†	760,000	651,550
Citibank Credit Card Issuance Trust
6.30%, 06/20/14	710,000	734,472
Discover Card Master Trust I
0.33%, 06/16/15†	655,000	632,452
GMAC Mortgage Corporation Loan Trust
0.43%, 12/25/36†	1,393,957	540,258
Lehman XS Trust
0.34%, 02/25/37†	440,220	197,914
Morgan Stanley Mortgage Loan Trust
0.37%, 10/25/36†	94,399	85,713
Origen Manufactured Housing
0.39%, 11/15/18†	75,237	69,070
RAAC Series
0.59%, 07/25/37 144A†	74,492	73,577
Residential Asset Securities Corporation
6.35%, 03/25/32	62,244	38,349
Security National Mortgage Loan Trust
0.53%, 01/25/37 144A†	188,010	141,511

Total Asset-Backed Securities (Cost $6,795,962)		5,847,496

CORPORATE BONDS — 44.3%
ACCO Brands Corporation
10.63%, 03/15/15 144A	50,000	52,500
AES Corporation
8.38%, 03/01/11(U)	50,000	72,217
8.75%, 05/15/13 144A	312,000	319,410
8.00%, 10/15/17	315,000	318,544
Affinion Group, Inc.
10.13%, 10/15/13Δ	220,000	227,150
11.50%, 10/15/15	105,000	108,412
Alcoa, Inc.
5.87%, 02/23/22Δ	5,000	4,344
6.75%, 01/15/28	185,000	161,756
5.95%, 02/01/37	65,000	54,834
Allied Waste North America, Inc.
7.13%, 05/15/16	225,000	237,688
Altegrity, Inc.
10.50%, 11/01/15 144A	150,000	127,500
American Express Credit Corporation
5.13%, 08/25/14	390,000	403,857
American General Finance Corporation
5.75%, 09/15/16	700,000	486,594
American International Group, Inc.
5.05%, 10/01/15	100,000	74,193
AMH Holdings, Inc.
11.25%, 03/01/14 STEP	15,000	11,400
Amkor Technology, Inc.
7.75%, 05/15/13	660,000	662,475
Anadarko Petroleum Corporation
5.95%, 09/15/16	20,000	21,221
Appleton Papers, Inc.
8.13%, 06/15/11	40,000	32,650
9.75%, 06/15/14	100,000	45,625
Ashtead Capital, Inc.
9.00%, 08/15/16 144AΔ	140,000	135,100
Ashton Woods USA LLC
38.94%, 06/30/15 STEP 144AΩ@	20,800	7,800
Associated Materials, Inc.
9.75%, 04/15/12	120,000	118,500
Associates Corporation of North America
6.95%, 11/01/18	125,000	122,499
AT&T Corporation
6.50%, 03/15/29	580,000	604,562
AT&T, Inc.
6.45%, 06/15/34	115,000	121,547
6.55%, 02/15/39	220,000	240,671
Baltimore Gas & Electric Co.
5.20%, 06/15/33	1,125,000	1,021,884
Banca Popolare di Lodi Investors Trust III
6.74%, 06/30/36(E)†	260,000	319,597
Baxter International, Inc.
4.50%, 08/15/19	60,000	61,659
Belden & Blake Corporation
8.75%, 07/15/12	165,000	154,275
Berry Petroleum Co.
10.25%, 06/01/14	80,000	85,800
Biomet, Inc.
10.38%, 10/15/17 PIK	555,000	592,463
Blockbuster, Inc.
9.00%, 09/01/12Δ	85,000	54,825
11.75%, 10/01/14 144A	170,000	162,775
Boeing Capital Corporation, Ltd.
5.80%, 01/15/13	60,000	65,607
Boeing Co.
4.88%, 02/15/20	40,000	41,345
Boston Scientific Corporation
7.00%, 11/15/35	215,000	198,069
Buffets Restaurants Holdings, Inc.
12.50%, 11/01/14#@	105,000	—
Caterpillar Financial Services Corporation
6.13%, 02/17/14Δ	40,000	43,895
5.45%, 04/15/18	25,000	26,013

See Notes to Schedules of Investments.

	Par	Value
CC Holdings GS V LLC
7.75%, 05/01/17 144A	$350,000	$364,000
CCH I Holdings LLC
11.00%, 10/01/15#@	520,000	98,800
CDX North America High Yield
7.63%, 06/29/12 144A	831,460	843,932
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/15 144A	100,000	95,000
Ceridian Corporation
12.25%, 11/15/15 144AΔ	60,000	51,150
Charter Communications Holdings LLC
12.13%, 01/15/12#@	50,000	125
Charter Communications Operating LLC
12.88%, 09/15/14 144A#@	140,000	152,250
Chesapeake Energy Corporation
6.50%, 08/15/17Δ	1,190,000	1,097,775
6.25%, 01/15/18	30,000	27,000
7.25%, 12/15/18	110,000	104,500
Chiquita Brands International, Inc.
7.50%, 11/01/14Δ	450,000	450,000
CII Carbon LLC
11.13%, 11/15/15 144A	190,000	183,350
Cincinnati Bell Telephone Co.
6.30%, 12/01/28Δ	155,000	116,250
CIT Group Holdings, Inc.
5.40%, 01/30/16Δ	4,000	2,525
CIT Group, Inc.
5.40%, 02/13/12Δ	2,000	1,313
5.00%, 02/13/14Δ	242,000	154,721
5.13%, 09/30/14	73,000	46,812
5.00%, 02/01/15Δ	477,000	305,823
5.85%, 09/15/16	73,000	46,065
Citigroup, Inc.
6.38%, 08/12/14	1,355,000	1,402,375
CMP Susquehanna Radio Holdings Corporation
9.88%, 05/15/14 144A@	6,000	2,576
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	21,121
6.80%, 11/15/15	125,000	139,631
Comcast Corporation
6.50%, 01/15/15	60,000	66,933
6.50%, 01/15/17	60,000	65,950
5.65%, 06/15/35	500,000	485,192
Commerzbank Capital Funding Trust I
5.01%, 04/12/37(E)†	900,000	693,083
Community Health Systems, Inc.
8.88%, 07/15/15	100,000	102,750
Complete Production Services, Inc.
8.00%, 12/15/16	80,000	73,200
ConocoPhillips
6.50%, 02/01/39	150,000	173,522
Continental Airlines, Inc.
9.00%, 07/08/16	1,250,000	1,328,906
5.98%, 04/19/22Δ	545,000	515,025
Countrywide Financial Corporation
5.80%, 06/07/12	90,000	95,000
6.25%, 05/15/16	280,000	280,818
Cricket Communications, Inc.
7.75%, 05/15/16 144A	150,000	153,000
CSX Corporation
6.15%, 05/01/37	138,000	146,674
Cummins, Inc.
5.65%, 03/01/98	1,500,000	911,825
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144A	230,000	180,550
DaVita, Inc.
6.63%, 03/15/13	140,000	139,300
Delhaize America, Inc.
9.00%, 04/15/31Δ	301,000	397,135
Delta Air Lines, Inc.
9.50%, 09/15/14 144A	40,000	40,200
12.25%, 03/15/15 144AΔ	40,000	37,500
Deutsche Postbank Funding Trust IV
5.98%, 06/29/49(E)†	300,000	311,695
Developers Diversified Realty Corporation
5.38%, 10/15/12	315,000	295,489
DI Finance
9.50%, 02/15/13	180,000	184,500
DISH DBS Corporation
7.00%, 10/01/13	600,000	607,500
Dole Food Co., Inc.
7.25%, 06/15/10	100,000	100,500
8.00%, 10/01/16 144AΔ	40,000	40,350
Dollar General Corporation
10.63%, 07/15/15	30,000	33,300
Dominion Resources, Inc.
8.88%, 01/15/19	250,000	316,827
DR Horton, Inc.
6.50%, 04/15/16	345,000	341,119
Dynegy Holdings, Inc.
7.50%, 06/01/15	307,000	285,510
7.75%, 06/01/19	746,000	639,695
Edison Mission Energy
7.63%, 05/15/27	180,000	129,600
Education Management LLC
10.25%, 06/01/16Δ	185,000	206,275
El Paso Corporation
8.25%, 02/15/16Δ	335,000	345,050
El Paso Natural Gas Co.
8.63%, 01/15/22	90,000	109,796
8.38%, 06/15/32	75,000	90,419
El Pollo Loco, Inc.
11.75%, 12/01/12 144A	20,000	21,175
11.75%, 11/15/13	125,000	115,625
Embarq Corporation
8.00%, 06/01/36	1,245,000	1,304,465
Energy Future Holdings Corporation
5.55%, 11/15/14	10,000	6,874
11.25%, 11/01/17 PIK	943,400	627,361
6.50%, 11/15/24	370,000	172,982
6.55%, 11/15/34	300,000	136,444
Energy Transfer Partners LP
9.00%, 04/15/19	100,000	120,437
Enterprise Products Operating LLC
9.75%, 01/31/14Δ	250,000	302,120
8.38%, 08/01/66†Δ	60,000	56,171

See Notes to Schedules of Investments.

Global Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Erac USA Finance Co.
6.38%, 10/15/17 144A	$245,000	$246,350
7.00%, 10/15/37 144A	1,065,000	999,889
Eurohypo Capital Funding Trust 1
6.45%, 12/23/49(E)†	27,000	18,570
EXCO Resources, Inc.
7.25%, 01/15/11	125,000	124,531
FirstEnergy Corporation
7.38%, 11/15/31	45,000	50,586
Ford Motor Co.
6.63%, 10/01/28	850,000	616,250
Ford Motor Credit Co., LLC
3.26%, 01/13/12†	37,500	33,797
7.50%, 08/01/12Δ	500,000	480,382
7.00%, 10/01/13Δ	650,000	610,615
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	470,000	500,660
Freescale Semiconductor, Inc.
10.13%, 12/15/16	130,000	87,100
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	48,620
Frontier Communications Corporation
9.25%, 05/15/11Δ	200,000	219,000
7.13%, 03/15/19	120,000	113,700
7.88%, 01/15/27	405,000	371,588
General Electric Capital Corporation
3.49%, 03/08/12(G)	200,000	138,120
7.63%, 12/10/14(Z)	905,000	677,192
4.88%, 03/04/15	370,000	381,806
6.50%, 09/28/15(Z)	255,000	176,954
6.75%, 09/26/16(Z)	150,000	104,494
5.63%, 05/01/18Δ	25,000	24,922
6.00%, 08/07/19	410,000	416,689
6.75%, 03/15/32	30,000	30,717
5.88%, 01/14/38	100,000	92,009
Georgia Gulf Corporation
9.50%, 10/15/14@	125,000	107,031
Georgia-Pacific LLC
8.00%, 01/15/24	355,000	353,225
8.88%, 05/15/31	785,000	796,775
GMAC, Inc.
5.75%, 05/21/10 144A	117,000	115,538
5.38%, 06/06/11 144AΔ	415,000	386,988
6.00%, 12/15/11 144AΔ	1,016,000	949,960
7.50%, 12/31/13 144A	87,000	76,995
6.75%, 12/01/14 144A	399,000	343,140
8.00%, 12/31/18 144A	104,000	79,560
8.00%, 11/01/31 144AΔ	757,000	616,955
Goldman Sachs Group, Inc.
5.00%, 10/01/14	600,000	632,273
6.15%, 04/01/18	300,000	316,096
Goodyear Tire & Rubber Co.
7.00%, 03/15/28	690,000	603,750
Graham Packaging Co., Inc.
8.50%, 10/15/12	25,000	25,375
H&E Equipment Services, Inc.
8.38%, 07/15/16Δ	120,000	110,400
Hawaiian Telcom Communications, Inc.
12.50%, 05/01/15#@	65,000	81
Hawker Beechcraft Acquisition Co., LLC
8.88%, 04/01/15 PIKΔ	330,000	212,850
HCA, Inc.
8.75%, 11/01/10(U)	140,000	224,861
7.88%, 02/01/11Δ	240,000	243,300
6.25%, 02/15/13	480,000	460,800
5.75%, 03/15/14	40,000	35,500
6.38%, 01/15/15	870,000	778,650
7.19%, 11/15/15	205,000	190,392
6.50%, 02/15/16	220,000	196,350
9.25%, 11/15/16	60,000	62,175
9.63%, 11/15/16 PIK	194,596	202,866
7.50%, 12/15/23	555,000	450,809
8.36%, 04/15/24	90,000	73,686
7.69%, 06/15/25	775,000	633,218
7.58%, 09/15/25	570,000	464,003
Hertz Corporation
8.88%, 01/01/14	250,000	253,750
Hess Corporation
6.65%, 08/15/11Δ	60,000	64,415
8.13%, 02/15/19	310,000	373,052
Hexion US Finance Corporation
9.75%, 11/15/14Δ	1,170,000	1,012,050
Highwoods Realty LP
5.85%, 03/15/17	180,000	158,763
Home Depot, Inc.
5.88%, 12/16/36	1,690,000	1,645,112
Host Hotels & Resorts LP
2.63%, 04/15/27 144A	750,000	692,812
Idearc, Inc.
8.00%, 11/15/16#	185,000	9,250
Intel Corporation
2.95%, 12/15/35	15,000	13,463
3.25%, 08/01/39 CONV 144AΔ	460,000	493,925
Intelsat Corporation
9.25%, 08/15/14	270,000	278,100
International Lease Finance Corporation
6.63%, 12/07/09(U)	395,000	628,455
5.00%, 04/15/10	45,000	43,708
5.63%, 09/15/10	115,000	109,766
5.13%, 11/01/10	100,000	93,661
5.55%, 09/05/12	50,000	40,880
6.38%, 03/25/13Δ	245,000	196,624
International Paper Co.
7.95%, 06/15/18	635,000	689,404
iStar Financial, Inc.
5.65%, 09/15/11Δ	92,000	64,400
5.50%, 06/15/12	75,000	46,500
8.63%, 06/01/13Δ	75,000	48,000
5.95%, 10/15/13	954,000	553,320
5.70%, 03/01/14Δ	62,000	34,100
6.05%, 04/15/15Δ	20,000	10,650
5.88%, 03/15/16	22,000	12,320
JC Penney Corporation, Inc.
6.38%, 10/15/36	1,270,000	1,054,100
7.63%, 03/01/97	1,300,000	1,046,500
Jones Apparel Group, Inc.
6.13%, 11/15/34	135,000	100,575
K Hovnanian Enterprises, Inc.
6.38%, 12/15/14	795,000	608,175

See Notes to Schedules of Investments.

	Par	Value
Kerr-McGee Corporation
6.95%, 07/01/24	$30,000	$32,195
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	45,000	12,038
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,060,000	1,110,711
6.50%, 02/01/37	75,000	76,491
6.95%, 01/15/38	90,000	96,978
Kraft Foods, Inc.
4.13%, 11/12/09	40,000	40,136
L-3 Communications Corporation
7.63%, 06/15/12Δ	250,000	254,062
6.13%, 01/15/14Δ	45,000	45,563
6.38%, 10/15/15	450,000	456,750
Lamar Media Corporation
6.63%, 08/15/15	20,000	18,400
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12#	130,000	22,750
Leiner Health Products, Inc.
11.00%, 06/01/12#@	285,000	1,425
Lennar Corporation
5.60%, 05/31/15Δ	1,400,000	1,298,500
Level 3 Communications, Inc.
3.50%, 06/15/12Δ	195,000	156,000
Level 3 Financing, Inc.
9.25%, 11/01/14Δ	260,000	230,425
8.75%, 02/15/17Δ	1,185,000	989,475
Mariner Energy, Inc.
8.00%, 05/15/17Δ	70,000	64,400
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33Δ	1,000,000	921,855
Masco Corporation
6.13%, 10/03/16Δ	265,000	251,540
5.85%, 03/15/17Δ	90,000	83,124
6.50%, 08/15/32	145,000	117,634
Maxtor Corporation
5.75%, 03/01/12@	104,000	101,400
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	435,000	197,925
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	655,642
6.11%, 01/29/37Δ	1,300,000	1,240,491
Metals USA, Inc.
11.13%, 12/01/15	140,000	135,275
Michaels Stores, Inc.
10.00%, 11/01/14Δ	70,000	69,300
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	168,943
Morgan Stanley
4.75%, 04/01/14	50,000	49,681
Motorola, Inc.
6.50%, 09/01/25	720,000	609,866
6.50%, 11/15/28Δ	155,000	128,165
6.63%, 11/15/37	625,000	524,932
Motors Liquidation Co.
8.38%, 07/05/33#	250,000	53,961
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,039,055
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 PIKΔ	372,516	320,364
7.13%, 06/01/28	30,000	25,800
Nevada Power Co.
8.25%, 06/01/11	290,000	315,699
5.88%, 01/15/15	100,000	106,654
NewPage Corporation
6.73%, 05/01/12†	235,000	146,875
11.38%, 12/31/14 144A	210,000	207,375
Nextel Communications, Inc.
5.95%, 03/15/14Δ	970,000	863,300
7.38%, 08/01/15Δ	1,615,000	1,457,538
Noranda Aluminium Acquisition Corporation
5.41%, 05/15/15 PIK	32,570	23,125
Norcraft Holdings LP
9.75%, 09/01/12 STEP	195,000	186,225
Nortek, Inc.
8.50%, 09/01/14@	5,000	3,475
Northrop Grumman Corporation
5.05%, 08/01/19Δ	100,000	105,281
NRG Energy, Inc.
7.38%, 02/01/16	300,000	291,000
NTK Holdings, Inc.
10.75%, 03/01/14@	160,000	5,200
Oncor Electric Delivery Co.
6.38%, 01/15/15	100,000	110,966
Orion Power Holdings, Inc.
12.00%, 05/01/10Δ	55,000	57,200
Owens Corning, Inc.
7.00%, 12/01/36	220,000	180,747
Oxford Industries, Inc.
11.38%, 07/15/15 144A	135,000	145,294
Panhandle Eastern Pipeline Co.
7.00%, 06/15/18	1,100,000	1,226,057
Peabody Energy Corporation
6.88%, 03/15/13	190,000	192,850
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,440,000	1,392,749
Penhall International Corporation
12.00%, 08/01/14 144A@	205,000	99,425
PetroHawk Energy Corporation
9.13%, 07/15/13Δ	70,000	72,275
Pioneer Natural Resources Co.
5.88%, 07/15/16Δ	900,000	836,356
7.20%, 01/15/28Δ	315,000	274,970
Plains Exploration & Production Co.
10.00%, 03/01/16Δ	75,000	81,188
8.63%, 10/15/19Δ	55,000	55,963
ProLogis
6.63%, 05/15/18	15,000	13,873
2.25%, 04/01/37	580,000	525,625
1.88%, 11/15/37	545,000	468,019
Quicksilver Resources, Inc.
11.75%, 01/01/16Δ	95,000	105,212
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	186,188
Qwest Communications International, Inc.
7.25%, 02/15/11	35,000	35,656
7.50%, 02/15/14Δ	20,000	19,850
Qwest Corporation
7.88%, 09/01/11	100,000	103,625

See Notes to Schedules of Investments.

Global Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.55%, 06/15/13†	$100,000	$94,000
7.63%, 06/15/15Δ	300,000	305,250
6.50%, 06/01/17	65,000	61,425
7.50%, 06/15/23Δ	110,000	100,650
7.25%, 09/15/25	105,000	91,088
6.88%, 09/15/33	2,500,000	2,037,500
7.25%, 10/15/35	110,000	89,100
RailAmerica, Inc.
9.25%, 07/01/17 144AΔ	130,000	136,825
Realogy Corporation
12.38%, 04/15/15	235,000	131,012
RH Donnelley Corporation
6.88%, 01/15/13#	320,000	20,000
RH Donnelley, Inc.
11.75%, 05/15/15 144A#	310,000	176,700
RSC Equipment Rental, Inc.
9.50%, 12/01/14Δ	160,000	155,200
10.00%, 07/15/17 144A	80,000	86,400
Ryerson, Inc.
12.00%, 11/01/15 144A	160,000	152,800
Sandridge Energy, Inc.
9.88%, 05/15/16 144AΔ	185,000	193,788
Service Corporation International
7.50%, 04/01/27	75,000	67,313
Simon Property Group LP
5.75%, 12/01/15	25,000	25,606
5.88%, 03/01/17	15,000	15,320
10.35%, 04/01/19	130,000	162,038
SLM Corporation
6.50%, 06/15/10(Z)	275,000	167,225
5.38%, 01/15/13	650,000	542,330
5.00%, 10/01/13	380,000	302,761
4.75%, 03/17/14(E)	170,000	186,578
5.38%, 05/15/14	1,000,000	766,111
8.45%, 06/15/18	769,000	614,146
Sprint Capital Corporation
8.38%, 03/15/12	60,000	62,250
8.75%, 03/15/32	755,000	717,250
Steel Dynamics, Inc.
7.38%, 11/01/12	45,000	45,675
Stone Energy Corporation
8.25%, 12/15/11	115,000	108,675
Suburban Propane Partners LP
6.88%, 12/15/13	145,000	144,094
Sungard Data Systems, Inc.
10.25%, 08/15/15Δ	190,000	194,750
Swift Transportation Co., Inc.
8.19%, 05/15/15 144A†	10,000	7,150
12.50%, 05/15/17 144AΔ	40,000	30,200
Tenet Healthcare Corporation
7.38%, 02/01/13	1,100,000	1,094,500
9.00%, 05/01/15 144AΔ	85,000	89,250
10.00%, 05/01/18 144A	55,000	60,912
8.88%, 07/01/19 144A	377,000	399,620
6.88%, 11/15/31	85,000	66,725
Terex Corporation
10.88%, 06/01/16Δ	65,000	71,175
Textron Financial Corporation
5.13%, 08/15/14	30,000	27,964
Textron, Inc.
6.20%, 03/15/15	255,000	256,302
7.25%, 10/01/19	175,000	177,647
6.63%, 04/07/20(U)	130,000	172,441
Time Warner Cable, Inc.
5.85%, 05/01/17	1,200,000	1,267,152
8.75%, 02/14/19	190,000	234,459
8.25%, 04/01/19	130,000	157,400
6.75%, 06/15/39Δ	80,000	86,804
Time Warner, Inc.
6.88%, 05/01/12	90,000	99,132
Toledo Edison Co.
6.15%, 05/15/37	125,000	130,907
“Toys “R” Us, Inc.”
7.38%, 10/15/18	335,000	293,125
Unicredito Italiano Capital Trust III
4.03%, 10/29/49(E)†	250,000	245,112
United Rentals, Inc.
7.00%, 02/15/14Δ	655,000	573,125
UnitedHealth Group, Inc.
5.80%, 03/15/36	790,000	768,638
Universal Hospital Services, Inc.
4.64%, 06/01/15†	20,000	17,050
8.50%, 06/01/15 PIK	20,000	19,700
Univision Communications, Inc.
12.00%, 07/01/14 144AΔ	215,000	232,200
US Oncology Holdings, Inc.
6.43%, 03/15/12 PIK	141,000	123,375
US Oncology, Inc.
9.13%, 08/15/17 144A	155,000	163,913
USG Corporation
6.30%, 11/15/16	1,250,000	1,068,750
Valor Telecommunications Enterprises Finance Corporation
7.75%, 02/15/15Δ	125,000	128,219
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	220,000	225,500
Ventas Realty LP
9.00%, 05/01/12	305,000	321,775
Verizon Communications, Inc.
5.85%, 09/15/35	20,000	20,202
Verizon Global Funding Corporation
6.88%, 06/15/12Δ	30,000	33,473
Verizon New York, Inc.
7.38%, 04/01/32	115,000	126,458
Verizon Pennsylvania, Inc.
6.00%, 12/01/28	90,000	84,130
Visteon Corporation
8.25%, 08/01/10#	17,000	4,250
12.25%, 12/31/16 144A#	62,000	16,120
W&T Offshore, Inc.
8.25%, 06/15/14 144A	50,000	45,750
Wachovia Corporation
5.25%, 08/01/14	120,000	121,996
Waste Management, Inc.
7.38%, 08/01/10	50,000	52,370
7.38%, 05/15/29	50,000	56,764
WEA Finance LLC
6.75%, 09/02/19 144AΔ	780,000	790,384
WellPoint, Inc.
7.00%, 02/15/19Δ	80,000	91,100
Western Union Co.
6.20%, 11/17/36	620,000	624,422

See Notes to Schedules of Investments.

	Par	Value
Westvaco Corporation
8.20%, 01/15/30	$150,000	$147,488
7.95%, 02/15/31	135,000	132,551
Weyerhaeuser Co.
6.75%, 03/15/12	100,000	104,236
8.50%, 01/15/25	405,000	387,896
Whiting Petroleum Corporation
7.00%, 02/01/14	130,000	129,025
Williams Cos., Inc.
7.13%, 09/01/11Δ	525,000	556,920
7.50%, 01/15/31	130,000	133,134
Windstream Corporation
8.63%, 08/01/16	650,000	667,875
WMG Acquisition Corporation
9.50%, 06/15/16 144A	30,000	31,800
XTO Energy, Inc.
7.50%, 04/15/12	30,000	33,281

Total Corporate Bonds (Cost $94,857,484)		95,232,959

FOREIGN BONDS — 36.6%
Argentina — 0.2%
Republic of Argentina
7.00%, 09/12/13	488,000	379,702

Australia — 1.5%
FMG Finance Party, Ltd.
9.75%, 09/01/13(E)	80,000	121,459
National Capital Instruments LLC
1.69%, 12/29/49(E)†	150,000	161,774
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	2,825,000	2,567,565
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19Δ	380,000	467,264

		3,318,062

Austria — 0.1%
PE Paper Escrow GmbH
11.75%, 08/01/14 144A(E)	192,000	296,769

Bermuda — 0.5%
White Mountains Re Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,119,125

Brazil — 2.8%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/12(B)	2,000,000	1,095,478
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19 144A	230,000	249,550
Federative Republic of Brazil
10.25%, 01/10/28(B)	6,000,000	3,268,232
7.13%, 01/20/37	310,000	371,225
11.00%, 08/17/40Δ	700,000	945,000
Globo Comunicacao e Participacoes SA
7.25%, 04/26/22Δ	170,000	179,350

		6,108,835

Canada — 7.5%
Bell Canada
6.55%, 05/01/29 144A(C)	380,000	349,459
7.30%, 02/23/32 144A(C)	640,000	639,593
6.10%, 03/16/35 144A(C)	380,000	331,450
Bombardier, Inc.
7.25%, 11/15/16(E)Δ	161,000	239,240
Canadian Government
5.25%, 06/01/12(C)	10,000,000	10,193,621
Conoco Funding Co.
6.35%, 10/15/11	70,000	76,743
Methanex Corporation
8.75%, 08/15/12	5,000	5,125
Nortel Networks, Ltd.
6.88%, 09/01/23#	380,000	108,300
Novelis, Inc.
7.25%, 02/15/15Δ	125,000	108,750
OPTI Canada, Inc.
7.88%, 12/15/14	100,000	77,000
8.25%, 12/15/14Δ	70,000	54,600
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	583,276
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	1,938,003
Rogers Communications, Inc.
9.63%, 05/01/11	450,000	500,784
7.88%, 05/01/12Δ	240,000	269,445
Stone Container Finance Company of Canada II
7.38%, 07/15/14#	330,000	272,250
Sun Media Corporation
7.63%, 02/15/13	100,000	77,000
Talisman Energy, Inc.
6.25%, 02/01/38	80,000	81,884
Teck Resources, Ltd.
9.75%, 05/15/14 144A	55,000	60,775
10.25%, 05/15/16 144A	50,000	56,750
10.75%, 05/15/19Δ	95,000	110,912

		16,134,960

Cayman Islands — 1.6%
EEB International, Ltd.
8.75%, 10/31/14Δ	200,000	216,000
MUFG Capital Finance 2, Ltd.
4.85%, 07/25/36(E)†	500,000	601,806
Odebrecht Finance, Ltd.
7.50%, 10/18/17	130,000	133,413
Odebrecht Finance, Ltd.
7.50%, 10/18/17 144A	100,000	102,250
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	120,000	63,069
SMFG Preferred Capital, Ltd.
6.16%, 12/31/49(U)†	350,000	456,510
TGI International, Ltd.
9.50%, 10/03/17Δ	130,000	140,400
Transocean, Inc.
1.50%, 12/15/37 CONVΔ	50,000	47,875
Vale Overseas, Ltd.
6.88%, 11/21/36	1,057,000	1,096,142
XL Capital, Ltd.
6.25%, 05/15/27	640,000	567,279

		3,424,744

Chile — 0.1%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19 144A	230,000	254,143

See Notes to Schedules of Investments.

Global Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Colombia — 0.6%
Ecopetrol SA
7.63%, 07/23/19 144AΔ	$340,000	$374,000
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144A	120,000	130,500
Republic of Colombia
7.38%, 03/18/19Δ	200,000	229,700
7.38%, 09/18/37Δ	400,000	454,000

		1,188,200

Denmark — 0.3%
Nordic Telephone Co. Holdings ApS
6.40%, 05/01/16(E)†	111,000	162,432
8.25%, 05/01/16(E)	200,000	310,232
8.88%, 05/01/16 144A	265,000	275,600

		748,264

Finland — 0.1%
M-real OYJ
5.65%, 12/15/10(E)†	150,000	205,236

France — 1.4%
AXA SA
6.21%, 10/05/49(E)†	360,000	445,153
Banque Federative du Credit Mutuel
4.47%, 10/28/35(E)†	157,000	175,469
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	90,000	90,000
Credit Agricole SA
4.13%, 11/09/49(E)†	500,000	601,147
Dexia Credit Local
4.30%, 11/18/49(E)†	500,000	374,364
Europcar Groupe SA
4.37%, 05/15/13(E)†	155,000	200,169
France Government Bond OAT
4.00%, 04/25/45(E)	320,000	460,456
French Government Bond
4.33%, 10/25/32(E)Ω	1,030,000	570,443
Korreden SA
11.00%, 08/01/14(E)†	69,333	32,974

		2,950,175

Germany — 3.4%
Bayerische Landesbank
5.75%, 10/23/17(E)	550,000	768,065
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,000	3,142
3.75%, 01/04/19(E)	3,140,000	4,805,975
4.25%, 07/04/39(E)	400,000	617,672
HSH Nordbank AG
1.18%, 02/14/17(E)†	52,000	50,447
HSH Nordbank AG/Luxembourg
7.41%, 06/30/49(E)	450,000	181,091
HT1 Funding GmbH
6.35%, 07/29/49(E)†	433,000	383,348
Kabel Deutschland GmbH
10.75%, 07/01/14(E)	106,000	165,198
Kreditanstalt fuer Wiederaufbau
10.75%, 02/01/10(I)	26,800,000	222,630

		7,197,568

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16 144A#@	150,000	375

Indonesia — 0.0%
Indonesia Government International Bond
6.88%, 01/17/18	100,000	107,750

Ireland — 0.8%
Ardagh Glass Finance PLC
7.13%, 06/15/17(E)	85,000	113,191
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	149,145
Ardagh Glass Group PLC
10.75%, 03/01/15 PIK(E)	94,382	116,707
Elan Corporation PLC
8.75%, 10/15/16 144A	30,000	29,613
Elan Finance PLC
7.75%, 11/15/11Δ	875,000	895,781
8.88%, 12/01/13	235,000	237,938
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.38%, 04/30/13 144A	100,000	104,500

		1,646,875

Italy — 0.2%
Banco Popolare SC
6.16%, 06/29/49(E)†	200,000	199,016
UniCredit SpA
4.38%, 01/29/20(E)	100,000	149,438

		348,454

Japan — 1.1%
Japanese 20-Year Government Bond
2.10%, 03/20/27(J)	30,000,000	341,850
2.10%, 06/20/29(J)	57,000,000	642,506
Japanese 30-Year Government Bond
2.30%, 12/20/36(J)	29,000,000	330,160
Japanese Government CPI Linked Bond
1.30%, 09/10/17(J)	60,000,000	627,204
Resona Bank, Ltd.
5.99%, 08/10/49(U)†	300,000	445,886

		2,387,606

Jersey — 0.4%
HSBC Capital Funding LP
5.37%, 03/24/14(E)†Δ	420,000	553,149
RZB Finance Jersey IV, Ltd.
5.17%, 05/16/16(E)†	250,000	203,041

		756,190

Luxembourg — 2.1%
Evraz Group SA
8.88%, 04/24/13 144A	160,000	153,600
Evraz Group SA
8.88%, 04/24/13Δ	100,000	96,750
Fiat Finance & Trade, Ltd. SA
9.00%, 07/30/12(E)	191,000	301,375
Fortis Hybrid Financing
5.13%, 06/29/49(E)†	250,000	237,796

See Notes to Schedules of Investments.

	Par	Value
Kuznetski Capital for Bank of Moscow
6.81%, 05/10/17†	$271,000	$244,578
Lecta SA
3.50%, 02/15/14(E)†	200,000	235,601
Lecta SA
3.50%, 02/15/14 144A(E)†	102,000	120,156
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13Δ	200,000	207,430
7.13%, 01/14/14 144AΔ	120,000	123,936
9.00%, 06/11/14	100,000	110,057
6.97%, 09/21/16†	100,000	96,265
RSHB Capital SA for OJSC Russian Agricultural Bank
9.00%, 06/11/14 144A	560,000	616,448
6.30%, 05/15/17 144A	386,000	370,521
TNK-BP Finance SA
7.88%, 03/13/18	630,000	622,125
Tyco International Group SA
6.38%, 10/15/11	90,000	97,067
UBS Luxembourg SA for OJSC Vimpel Communications
8.25%, 05/23/16	255,000	256,912
Wind Acquisition Finance SA
9.75%, 12/01/15(E)	53,000	84,538
10.75%, 12/01/15 144A	105,000	116,025
Wind Acquisition Finance SA
9.75%, 12/01/15 144A(E)	200,000	319,012

		4,410,192

Malaysia — 0.3%
Petronas Capital, Ltd.
5.25%, 08/12/19 144A	600,000	611,097

Mexico — 1.6%
America Movil Sab de CV
5.63%, 11/15/17	98,000	101,808
Axtel SAB de CV
7.63%, 02/01/17 144A	490,000	472,850
Axtel SAB de CV
7.63%, 02/01/17	20,000	19,300
Grupo Televisa SA
6.63%, 03/18/25Δ	100,000	100,996
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/13	140,000	136,500
12.50%, 04/01/16 144A	160,000	177,600
Mexican Bonos
8.00%, 12/07/23(M)	30,500,000	2,220,442
United Mexican States
6.05%, 01/11/40Δ	156,000	156,390

		3,385,886

Netherlands — 2.3%
ABN Amro Bank NV
4.31%, 02/10/49(E)†	595,000	486,067
Carlson Wagonlit BV
6.65%, 05/01/15(E)†	321,000	341,734
Carlson Wagonlit BV
6.65%, 05/01/15 144A(E)†	200,000	215,845
Clondalkin Acquisition BV
2.77%, 12/15/13 144A(E)†	66,000	88,372
Clondalkin Industries BV
8.00%, 03/15/14 144A(E)	150,000	197,553
Deutsche Telekom International Finance BV
5.75%, 03/23/16	80,000	84,938
ELM BV for Swiss Life Insurance & Pension Group
5.85%, 04/12/49(E)†	300,000	308,131
ELM BV for Swiss Reinsurance Co.
5.25%, 05/25/49(E)†	400,000	475,515
Hollandwide Parent BV
2.22%, 08/01/14(E)Ω	191,000	2,795
Impress Holdings BV
4.12%, 09/15/13 144A(E)†	200,000	275,843
9.25%, 09/15/14 144A(E)	150,000	228,284
ING Verzekeringen NV
6.25%, 06/21/21(E)†	250,000	319,308
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13 144A	230,000	246,100
Lukoil International Finance BV
6.36%, 06/07/17	650,000	629,720
OI European Group BV
6.88%, 03/31/17 144A(E)	100,000	143,409
Shell International Finance BV
6.38%, 12/15/38	130,000	156,247
SNS Reaal NV
6.26%, 03/17/38(E)†	260,000	232,089
UPC Holding BV
8.00%, 11/01/16(E)	304,000	427,066

		4,859,016

Norway — 0.7%
Norway Government Bond
5.00%, 05/15/15(K)Δ	355,000	65,377
4.25%, 05/19/17(K)	8,060,000	1,420,520

		1,485,897

Panama — 0.2%
Panama Government International Bond
7.25%, 03/15/15	51,000	58,522
9.38%, 04/01/29Δ	80,000	109,600
6.70%, 01/26/36	296,000	328,560

		496,682

Peru — 0.1%
Republic of Peru
8.38%, 05/03/16	50,000	61,125
7.35%, 07/21/25	40,000	46,900
6.55%, 03/14/37Δ	19,000	20,710

		128,735

Poland — 0.9%
Poland Government Bond
5.75%, 09/23/22(V)	6,070,000	2,022,781

Qatar — 0.1%
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.50%, 09/30/14	250,000	265,480

Russia — 0.6%
Russian Federation
7.50%, 03/31/30 STEP	1,097,920	1,202,881

South Africa — 0.2%

See Notes to Schedules of Investments.

Global Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Edcon Holdings Proprietary, Ltd.
6.27%, 06/15/15(E)†	$96,000	$87,801
Edcon Holdings Proprietary, Ltd.
6.27%, 06/15/15 144A(E)†	224,000	204,870
Edcon Proprietary, Ltd.
4.02%, 06/15/14(E)†	67,000	71,573
New Reclamation Group (Proprietary), Ltd.
8.13%, 02/01/13 144A(E)	76,520	84,542

		448,786

Supranational — 0.5%
Inter-American Development Bank
6.07%, 09/23/13(N)Ω	15,900,000,000	1,092,847

Sweden — 0.1%
Corral Petroleum Holdings AB
2.50%, 04/15/10 PIK 144A(E)	153,798	193,553

Switzerland — 0.2%
UBS AG
5.63%, 05/19/14(E)	250,000	389,769

Thailand — 0.2%
True Move Co., Ltd.
10.75%, 12/16/13 144A	461,000	444,865

Trinidad And Tobago — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144AΔ	240,000	273,000

Turkey — 0.8%
Republic of Turkey
7.50%, 07/14/17	100,000	110,610
6.88%, 03/17/36Δ	1,695,000	1,703,475

		1,814,085

United Arab Emirates — 0.5%
DP World, Ltd.
6.85%, 07/02/37 144A	1,300,000	1,149,905

United Kingdom — 1.7%
Ashtead Holdings PLC
8.63%, 08/01/15 144A	160,000	154,400
Barclays Bank PLC
6.37%, 12/15/49(U)†	350,000	427,907
FCE Bank PLC
7.13%, 01/16/12(E)	200,000	279,501
ISS Financing PLC
11.00%, 06/15/14(E)	50,000	77,801
ISS Financing PLC
11.00%, 06/15/14 144A(E)	62,000	96,473
Lloyds TSB Bank PLC
6.25%, 04/15/14(E)	140,000	223,638
4.39%, 05/12/17(E)†	470,000	416,106
Royal Bank of Scotland Group PLC
7.09%, 10/29/49(E)†	500,000	369,498
Vedanta Resources PLC
8.75%, 01/15/14Δ	320,000	318,400
Virgin Media Finance PLC
9.75%, 04/15/14(U)	450,000	755,130
9.13%, 08/15/16Δ	410,000	423,325
9.50%, 08/15/16Δ	50,000	52,750

		3,594,929

Venezuela — 0.6%
Venezuela Government International Bond
8.50%, 10/08/14	26,000	23,270
5.75%, 02/26/16Δ	1,420,000	1,053,640
9.38%, 01/13/34Δ	207,000	160,425
7.00%, 03/31/38	246,000	151,290

		1,388,625

Virgin Islands (British) — 0.2%
GTL Trade Finance, Inc.
7.25%, 10/20/17	150,000	159,000
GTL Trade Finance, Inc.
7.25%, 10/20/17 144AΔ	189,000	200,340

		359,340

Total Foreign Bonds (Cost $80,538,790)		78,591,384

MORTGAGE-BACKED SECURITIES — 4.4%
Bayview Commercial Asset Trust
0.48%, 07/25/36 144A†	255,606	157,093
Countrywide Alternative Loan Trust
0.48%, 07/20/35†	500,069	264,761
Countrywide Home Loan Mortgage Pass-Through Trust
0.65%, 09/25/35 144A†	605,890	401,604
Credit Suisse Mortgage Capital Certificates
5.70%, 09/15/40†	220,000	173,383
Federal Home Loan Mortgage Corporation
5.50%, 12/17/37	1,777,000	1,863,264
5.00%, 03/01/38	607,842	629,013
Federal National Mortgage Association
4.50%, 11/17/20 TBA	100,000	103,219
5.00%, 10/01/24 TBA	300,000	314,531
6.50%, 10/01/36	574,854	615,746
6.00%, 11/01/37 TBA	200,000	210,375
5.00%, 10/01/38 TBA	3,300,000	3,408,280
5.00%, 11/13/38 TBA	200,000	205,812
Government National Mortgage Association
6.00%, 11/01/38 TBA	200,000	210,920
JPMorgan Chase Commercial Mortgage Securities Corporation
5.42%, 01/15/49	80,000	67,436
6.01%, 06/15/49†	165,000	144,222
MASTR Adjustable Rate Mortgages Trust
1.85%, 12/25/46†	748,334	226,812
MASTR Reperforming Loan Trust
0.60%, 05/25/35 144A†	649,450	447,426

Total Mortgage-Backed Securities (Cost $10,374,946)		9,443,897

See Notes to Schedules of Investments.

	Shares	Value
PREFERRED STOCKS — 1.1%
Bank of America Corporation CONV	602	$511,694
CIT Group, Inc.	2,194	5,595
CMP Susquehanna Radio Holdings Corporation	1,493	635
El Paso Energy Capital Trust I CONV	500	16,715
Fannie Mae	3,700	9,268
Federal Home Loan Mortgage Corporation	10,625	19,231
Federal National Mortgage Association	15,650	25,196
Freddie Mac	24,500	48,243
Lucent Technologies Capital Trust I CONV	1,891	1,446,615
Preferred Blocker (GMAC), Inc.	615	357,642

Total Preferred Stocks (Cost $3,100,958)		2,440,834

COMMON STOCK — 0.1%
Financial Services — 0.1%
Freddie MacΔ* (Cost $1,464,410)	104,601	188,282

RIGHTS/WARRANTS — 0.0%
Buffets Restaurants Holdings, Inc.	89	—
CMP Susquehanna Radio Holdings Corporation	1,706	48

Total Rights/Warrants (Cost $0)		48

MONEY MARKET FUNDS — 19.5%
GuideStone Money Market Fund (GS4 Class)¥	12,373,328	12,373,328
Northern Institutional Liquid Assets Portfolio§	29,415,963	29,415,963

Total Money Market Funds (Cost $41,789,291)		41,789,291

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Inflationary Index Bonds
2.00%, 01/15/16Δ	1,290,000	1,453,980
1.38%, 07/15/18Δ‡‡	160,000	158,445
3.88%, 04/15/29‡‡	1,160,000	1,961,294

		3,573,719

U.S. Treasury Notes
4.50%, 04/30/12Δ	30,000	32,512
1.88%, 04/30/14	3,420,000	3,380,458
2.63%, 07/31/14Δ	50,000	50,852
4.50%, 05/15/17	920,000	1,010,060
2.75%, 02/15/19Δ	450,000	429,574

		4,903,456

Total U.S. Treasury Obligations (Cost $8,211,991)		8,477,175

TOTAL INVESTMENTS — 112.7% (Cost $247,266,661)		242,144,334
Liabilities in Excess of Other Assets — (12.7)%		(27,337,143)

NET ASSETS — 100.0%		$214,807,191

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	44.3
Foreign Bonds	36.6
Money Market Funds	19.5
Futures Contracts	6.5
Mortgage-Backed Securities	4.4
U.S. Treasury Obligations	3.9
Asset-Backed Securities	2.7
Forward Foreign Currency Contracts	0.5
Preferred Stocks	1.1
Agency Obligation	0.1
Common Stock	0.1
Rights/Warrants	—	**

	119.7

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.

Global Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Common Stock	$188,282	$—
Futures Contracts	—	203,017
Money Market Funds	41,789,291	—
Preferred Stocks	993,583	—
Level 2 — Other Significant Observable Inputs
Agency Obligation	132,968	—
Asset-Backed Securities	5,847,496	—
Corporate Bonds	95,232,959	—
Foreign Bonds	78,591,384	—
Forward Foreign Currency Contracts	—	363,032
Mortgage-Backed Securities	9,443,897	—
Preferred Stocks	1,447,251	—
Rights/Warrants	48	—
U.S. Treasury Obligations	8,477,175	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$242,144,334	$566,049

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments. The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/08
Corporate Bonds	$1,205,795	$—
Accrued discounts/premiums		—
Corporate Bonds	(10,446)	—
Realized gain (loss)
Corporate Bonds	(756,377)	—
Change in unrealized appreciation (depreciation)
Corporate Bonds	78,111	—
Net purchases (sales)
Corporate Bonds	(244,990)	—
Transfers in and/or out of Level 3
Corporate Bonds	(272,093)	—

Balance, 09/30/09	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Equity Index Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%
Consumer Discretionary — 10.7%
Amazon.com, Inc.Δ*	12,768	$1,192,020
Apollo Group, Inc. Class AΔ*	4,927	362,972
AutoNation, Inc.Δ*	3,582	64,763
AutoZone, Inc.*	1,225	179,120
Avon Products, Inc.	16,294	553,344
Bed Bath & Beyond, Inc.Δ*	9,939	373,110
Best Buy Co., Inc.Δ	13,184	494,664
Big Lots, Inc.*	3,100	77,562
Black & Decker Corporation	2,302	106,560
Block (H&R), Inc.	12,700	233,426
Carnival Corporation	16,900	562,432
CBS Corporation Class B	26,085	314,324
Coach, Inc.	12,200	401,624
Comcast Corporation Class A	110,123	1,859,977
Costco Wholesale Corporation	16,627	938,760
Darden Restaurants, Inc.Δ	5,250	179,182
DeVry, Inc.Δ	2,300	127,236
DIRECTV Group, Inc. (The)Δ*	17,215	474,790
DR Horton, Inc.	10,934	124,757
Eastman Kodak Co.Δ	9,900	47,322
eBay, Inc.*	43,103	1,017,662
Estee Lauder Cos., Inc. Class AΔ	4,582	169,901
Expedia, Inc.Δ*	8,039	192,534
Family Dollar Stores, Inc.Δ	5,570	147,048
Fastenal Co.Δ	5,073	196,325
Ford Motor Co.Δ*	123,992	893,982
GameStop Corporation Class AΔ*	6,487	171,711
Gannett Co., Inc.Δ	8,700	108,837
Gap, Inc. (The)	18,442	394,659
Genuine Parts Co.	6,272	238,712
Goodyear Tire & Rubber Co. (The)*	9,100	154,973
Harley-Davidson, Inc.Δ	9,000	207,000
Harman International Industries, Inc.	2,500	84,700
Hasbro, Inc.Δ	4,753	131,896
Home Depot, Inc. (The)	65,320	1,740,125
Interpublic Group Cos., Inc.Δ*	18,048	135,721
Johnson Controls, Inc.Δ	22,976	587,267
KB Home	2,900	48,169
Kohl’s CorporationΔ*	11,782	672,163
Leggett & Platt, Inc.Δ	5,800	112,520
Lennar Corporation Class AΔ	6,175	87,994
Limited BrandsΔ	10,100	171,599
Lowe’s Cos., Inc.	56,710	1,187,507
Macy’s, Inc.Δ	16,312	298,346
Marriott International, Inc. Class AΔ	9,625	265,554
Mattel, Inc.Δ	13,933	257,203
McDonald’s Corporation	41,915	2,392,089
McGraw-Hill Co., Inc. (The)	12,000	301,680
Meredith CorporationΔ	1,400	41,916
New York Times Co. Class AΔ	4,400	35,728
Newell Rubbermaid, Inc.Δ	10,841	170,095
News Corporation	86,277	1,034,461
NIKE, Inc. Class BΔ	14,925	965,648
Nordstrom, Inc.Δ	6,200	189,348
Office Depot, Inc.*	10,500	69,510
Omnicom Group, Inc.	11,836	437,222
O’Reilly Automotive, Inc.Δ*	5,200	187,928
Penney (JC) Co., Inc.Δ	9,203	310,601
Polo Ralph Lauren CorporationΔ	2,234	171,169
Pulte Homes, Inc.	12,061	132,550
RadioShack CorporationΔ	5,100	84,507
Scripps Networks Interactive, Inc.	3,400	125,630
Sears Holdings CorporationΔ*	1,897	123,893
Snap-On, Inc.	2,200	76,472
Stanley Works (The)Δ	3,136	133,876
Staples, Inc.Δ	27,800	645,516
Starbucks CorporationΔ*	28,500	588,525
Starwood Hotels & Resorts Worldwide, Inc.	7,146	236,032
Target Corporation	28,792	1,344,011
Tiffany & Co.	4,859	187,217
Time Warner Cable, Inc.Δ*	13,634	587,489
Time Warner, Inc.	45,514	1,309,893
TJX Cos., Inc.	16,364	607,923
VF Corporation	3,437	248,942
Wal-Mart Stores, Inc.	82,863	4,067,745
Walt Disney Co. (The)Δ	71,354	1,959,381
Washington Post Co.	231	108,126
Western Union Co.Δ	27,017	511,162
Whirlpool CorporationΔ	2,894	202,464
Wyndham Worldwide CorporationΔ	7,080	115,546
Yum! Brands, Inc.	17,800	600,928

		38,647,276

Consumer Staples — 8.1%
Archer-Daniels-Midland Co.	24,487	715,510
Campbell Soup Co.Δ	7,401	241,421
Clorox Co.	5,326	313,275
Coca-Cola Co. (The)	88,975	4,777,958
Coca-Cola Enterprises, Inc.	12,282	262,958
Colgate-Palmolive Co.	19,147	1,460,533
ConAgra Foods, Inc.	16,967	367,845
CVS Caremark Corporation	55,356	1,978,423
Dean Foods Co.*	7,148	127,163
Dr Pepper Snapple Group, Inc.*	9,769	280,859
General Mills, Inc.	12,490	804,106
Heinz (H.J.) Co.Δ	12,088	480,498
Hershey Co. (The)Δ	6,454	250,802
Hormel Foods Corporation	2,600	92,352
J.M. Smucker Co. (The)	4,593	243,475
Kellogg Co.	9,900	487,377
Kimberly-Clark Corporation	15,926	939,316
Kraft Foods, Inc. Class A	56,800	1,492,136
Kroger Co.	25,000	516,000
McCormick & Co., Inc.Δ	5,094	172,890
Pepsi Bottling Group, Inc.	5,528	201,440
PepsiCo, Inc.	59,769	3,506,050
Procter & Gamble Co.	112,084	6,491,905
Safeway, Inc.	16,100	317,492
Sara Lee CorporationΔ	26,300	292,982
SUPERVALU, Inc.	8,048	121,203
Sysco Corporation	22,512	559,423
Tyson Foods, Inc. Class A	11,713	147,935
Walgreen Co.	38,200	1,431,354
Whole Foods Market, Inc.Δ*	5,249	160,042

		29,234,723

Energy — 11.7%
Anadarko Petroleum CorporationΔ	18,847	1,182,272

See Notes to Schedules of Investments.

Equity Index Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Apache Corporation	12,848	$1,179,832
Baker Hughes, Inc.Δ	12,000	511,920
BJ Services Co.	11,151	216,664
Cabot Oil & Gas Corporation	4,055	144,966
Cameron International Corporation*	8,443	319,314
Chesapeake Energy CorporationΔ	24,618	699,151
Chevron Corporation	76,941	5,418,955
ConocoPhillips	56,935	2,571,185
Consol Energy, Inc.	7,008	316,131
Denbury Resources, Inc.*	9,300	140,709
Devon Energy Corporation	17,062	1,148,784
Diamond Offshore Drilling, Inc.Δ	2,669	254,943
El Paso Corporation	27,351	282,262
ENSCO International, Inc.Δ	5,365	228,227
EOG Resources, Inc.Δ	9,720	811,717
EQT Corporation	5,053	215,258
Exterran Holdings, Inc.*	13	309
Exxon Mobil Corporation	184,491	12,657,928
FMC Technologies, Inc.Δ*	4,700	245,528
Halliburton Co.	34,635	939,301
Hess CorporationΔ	11,165	596,881
Marathon Oil Corporation	27,279	870,200
Massey Energy Co.	3,400	94,826
Murphy Oil Corporation	7,238	416,692
Nabors Industries, Ltd.Δ*	10,833	226,410
National Oilwell Varco, Inc.*	16,125	695,471
Noble Energy, Inc.Δ	6,700	441,932
Occidental Petroleum Corporation	31,074	2,436,202
Peabody Energy Corporation	10,300	383,366
Pioneer Natural Resources Co.Δ	4,500	163,305
Range Resources CorporationΔ	6,077	299,961
Rowan Cos., Inc.Δ	4,185	96,548
Schlumberger, Ltd.	46,004	2,741,838
Smith International, Inc.Δ	8,485	243,519
Southwestern Energy Co.Δ*	13,200	563,376
Spectra Energy Corporation	24,791	469,542
Sunoco, Inc.	4,343	123,558
Tesoro CorporationΔ	5,500	82,390
Valero Energy Corporation	21,644	419,677
Williams Cos., Inc.	22,300	398,501
XTO Energy, Inc.	22,219	918,089

		42,167,640

Financial Services — 15.6%
Aflac, Inc.	17,900	765,046
Allstate Corporation (The)	20,652	632,364
American Express Co.	45,679	1,548,518
American International Group, Inc.Δ*	5,154	227,343
Ameriprise Financial, Inc.	9,940	361,120
AON Corporation	10,500	427,245
Apartment Investment & Management Co. Class A REITΔ	4,439	65,475
Assurant, Inc.	4,621	148,149
AvalonBay Communities, Inc. REIT	3,091	224,808
Bank of America CorporationΔ	332,349	5,623,345
Bank of New York Mellon Corporation	46,062	1,335,337
BB&T CorporationΔ	26,117	711,427
Boston Properties, Inc. REITΔ	5,304	347,677
Capital One Financial Corporation	17,464	623,989
CB Richard Ellis Group, Inc. Class AΔ*	9,400	110,356
Chubb Corporation	13,430	677,006
Cincinnati Financial CorporationΔ	6,369	165,530
Citigroup, Inc.	500,776	2,423,756
CME Group, Inc.	2,555	787,426
Comerica, Inc.Δ	5,681	168,555
Discover Financial Services	20,853	338,444
Dun & Bradstreet Corporation	2,000	150,640
E*TRADE Financial CorporationΔ*	35,988	62,979
Equifax, Inc.Δ	4,800	139,872
Equity Residential Properties Trust REITΔ	10,500	322,350
Federated Investors, Inc. Class BΔ	3,300	87,021
Fidelity National Information Services, Inc.Δ	7,387	188,442
Fifth Third Bancorp	30,994	313,969
First Horizon National Corporation*	8,543	113,024
First Horizon National Corporation Placeholder Shares+	109,133	—
Fiserv, Inc.*	5,897	284,235
Franklin Resources, Inc.	5,762	579,657
Genworth Financial, Inc. Class A	18,486	220,908
Goldman Sachs Group, Inc.	19,623	3,617,500
Hartford Financial Services Group, Inc.	14,800	392,200
HCP, Inc. REIT	11,254	323,440
Health Care REIT, Inc.	4,621	192,326
Host Hotels & Resorts, Inc. REIT	22,800	268,356
Hudson City Bancorp, Inc.	18,231	239,738
Huntington Bancshares, Inc.	21,400	100,794
IntercontinentalExchange, Inc.*	2,800	272,132
Invesco, Ltd.	16,129	367,096
Janus Capital Group, Inc.Δ	6,700	95,006
JPMorgan Chase & Co.	150,997	6,616,689
KeyCorp	33,200	215,800
Kimco Realty Corporation REITΔ	14,478	188,793
Legg Mason, Inc.Δ	6,280	194,868
Leucadia National CorporationΔ*	7,200	177,984
Lincoln National Corporation	11,519	298,457
Loews Corporation	13,976	478,678
M&T Bank CorporationΔ	3,150	196,308
Marsh & McLennan Cos., Inc.Δ	20,138	498,013
Marshall & Ilsley CorporationΔ	14,541	117,346
Mastercard, Inc. Class AΔ	3,679	743,710
MBIA, Inc.Δ*	5,949	46,164
MetLife, Inc.	31,400	1,195,398
Moody’s CorporationΔ	7,686	157,256
Morgan Stanley	52,232	1,612,924
NASDAQ OMX Group, Inc.*	5,500	115,775
Northern Trust Corporation	9,249	537,922
NYSE Euronext	9,900	286,011
People’s United Financial, Inc.	13,484	209,811
Plum Creek Timber Co., Inc. REITΔ	6,400	196,096

See Notes to Schedules of Investments.

	Shares	Value
PNC Financial Services
Group, Inc.	17,759	$862,910
Principal Financial GroupΔ	12,248	335,473
Progressive Corporation (The)*	26,068	432,208
ProLogis REIT	16,800	200,256
Prudential Financial, Inc.	17,700	883,407
Public Storage REIT	5,222	392,903
Regions Financial Corporation	45,129	280,251
Schwab (Charles) Corporation (The)	36,306	695,260
Simon Property Group, Inc.
REITΔ	10,847	753,107
SLM CorporationΔ*	18,100	157,832
State Street CorporationΔ	18,900	994,140
SunTrust Banks, Inc.	18,985	428,112
T. Rowe Price Group, Inc.	9,900	452,430
Torchmark CorporationΔ	3,200	138,976
Total System Services, Inc.Δ	7,387	119,005
Travelers Cos., Inc.	21,789	1,072,673
Unum Group	12,793	274,282
US BancorpΔ	73,638	1,609,727
Ventas, Inc. REITΔ	5,943	228,806
Vornado Realty Trust REITΔ	6,000	386,460
Wells Fargo & Co.	179,368	5,054,590
XL Capital, Ltd. Class AΔ	13,000	226,980
Zions BancorporationΔ	4,700	84,459

		56,192,851

Healthcare — 13.0%
Abbott Laboratories	59,385	2,937,776
Aetna, Inc.	16,750	466,152
Allergan, Inc.	11,730	665,795
AmerisourceBergen Corporation	11,428	255,759
Amgen, Inc.*	39,065	2,352,885
Bard (C.R.), Inc.	3,700	290,857
Baxter International, Inc.	23,143	1,319,382
Becton Dickinson & Co.Δ	9,158	638,770
Biogen Idec, Inc.*	11,124	561,984
Boston Scientific Corporation*	58,200	616,338
Bristol-Myers Squibb Co.	75,855	1,708,255
Cardinal Health, Inc.Δ	13,940	373,592
CareFusion CorporationΔ*	6,789	148,000
Celgene CorporationΔ*	17,686	988,647
Cephalon, Inc.Δ*	2,829	164,761
CIGNA Corporation	10,393	291,939
Conventry Health Care, Inc.*	5,530	110,379
DaVita, Inc.*	4,078	230,978
DENTSPLY International, Inc.Δ	5,600	193,424
Eli Lilly & Co.	38,900	1,284,867
Express Scripts, Inc.*	10,524	816,452
Forest Laboratories, Inc.*	11,400	335,616
Genzyme Corporation*	10,400	589,992
Gilead Sciences, Inc.*	34,800	1,620,984
Hospira, IncΔ*	6,187	275,940
Humana, Inc.Δ*	6,546	244,166
IMS Health, Inc.	6,800	104,380
Intuitive Surgical, Inc.Δ*	1,456	381,836
Johnson & Johnson	105,816	6,443,136
King Pharmaceuticals, Inc.Δ*	9,100	98,007
Laboratory Corporation of America HoldingsΔ*	4,147	272,458
Life Technologies Corporation*	6,740	313,747
McKesson Corporation	10,241	609,852
Medco Health Solutions, Inc.*	18,180	1,005,536
Medtronic, Inc.	42,480	1,563,264
Merck & Co., Inc.	80,800	2,555,704
Millipore Corporation*	2,100	147,693
Mylan Laboratories, Inc.Δ*	11,369	182,018
Patterson Cos., Inc.Δ*	3,760	102,460
PerkinElmer, Inc.Δ	4,400	84,656
Pfizer, Inc.	259,328	4,291,878
Quest Diagnostics, Inc.Δ	5,992	312,722
Schering-Plough Corporation	62,758	1,772,914
St. Jude Medical, Inc.*	13,500	526,635
Stryker Corporation	10,840	492,461
Tenet Healthcare CorporationΔ*	17,431	102,494
Thermo Fisher Scientific, Inc.Δ*	15,668	684,222
UnitedHealth Group, Inc.	44,618	1,117,235
Varian Medical Systems, Inc.Δ*	4,828	203,404
Watson Pharmaceuticals, Inc.Δ*	3,900	142,896
WellPoint, Inc.*	18,232	863,468
Wyeth	51,330	2,493,611
Zimmer Holdings, Inc.Δ*	8,320	444,704

		46,797,081

Materials & Processing — 3.8%
Air Products & Chemicals, Inc.	8,056	624,984
Airgas, Inc.	3,136	151,688
AK Steel CorporationΔ	4,300	84,839
Alcoa, Inc.	37,600	493,312
Allegheny Technologies, Inc.Δ	3,620	126,664
Avery Dennison CorporationΔ	4,338	156,211
Ball Corporation	3,692	181,646
Bemis Co., Inc.	4,203	108,900
CF Industries Holdings, Inc.	1,900	163,837
Dow Chemical Co. (The)Δ	43,900	1,144,473
Du Pont (E.I.) de Nemours & Co.	34,660	1,113,972
Eastman Chemical Co.	2,881	154,249
Ecolab, Inc.	9,094	420,416
FMC CorporationΔ	2,800	157,500
Freeport-McMoRan Copper & Gold, Inc.Δ	15,762	1,081,431
International Flavors & Fragrances, Inc.Δ	3,156	119,707
International Paper Co.	16,537	367,617
Masco CorporationΔ	13,500	174,420
MeadWestvaco Corporation	6,445	143,788
Monsanto Co.Δ	20,920	1,619,208
Newmont Mining Corporation	18,900	831,978
Nucor Corporation	11,981	563,227
Owens-Illinois, Inc.*	6,400	236,160
Pactiv CorporationΔ*	5,193	135,278
PPG Industries, Inc.Δ	6,400	372,544
Praxair, Inc.	11,755	960,266
Precision Castparts Corporation	5,402	550,302
Sealed Air CorporationΔ	6,000	117,780
Sherwin-Williams Co.	3,700	222,592
Sigma-Aldrich Corporation	4,600	248,308
Titanium Metals Corporation	3,500	33,565
United States Steel CorporationΔ	5,399	239,554
Vulcan Materials Co.Δ	4,744	256,508
Weyerhaeuser Co.Δ	8,211	300,933

		13,657,857

Producer Durables — 10.3%
3M Co.	26,800	1,977,840

See Notes to Schedules of Investments.

Equity Index Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Agilent Technologies, Inc.Δ*	13,200	$367,356
Automatic Data Processing, Inc.Δ	19,246	756,368
Boeing Co. (The)	27,809	1,505,857
Burlington Northern Santa Fe CorporationΔ	10,048	802,132
Caterpillar, Inc.	23,829	1,223,143
CH Robinson Worldwide, Inc.	6,430	371,333
Cintas CorporationΔ	5,000	151,550
Convergys Corporation*	4,700	46,718
CSX Corporation	15,100	632,086
Cummins, Inc.	7,809	349,921
Danaher Corporation	9,900	666,468
Deere & Co.Δ	16,200	695,304
Donnelley (R.R.) & Sons Co.Δ	8,073	171,632
Dover Corporation	7,200	279,072
Eaton Corporation	6,362	360,026
Emerson Electric Co.	28,825	1,155,306
Expeditors International Washington, Inc.	8,200	288,230
FedEx Corporation	12,028	904,746
Flowserve Corporation	2,131	209,989
Fluor CorporationΔ	6,978	354,831
General Dynamics Corporation	14,800	956,080
General Electric Co.	407,887	6,697,505
Goodrich Corporation	4,720	256,485
Grainger (W.W.), Inc.Δ	2,390	213,570
Honeywell International, Inc.	28,800	1,069,920
Illinois Tool Works, Inc.	14,772	630,912
Iron Mountain, Inc.Δ*	7,043	187,766
ITT Industries, Inc.	7,009	365,519
Jacobs Engineering Group, Inc.*	4,700	215,965
L-3 Communications Holdings, Inc.	4,525	363,448
Lexmark International, Inc.*	2,839	61,152
Lockheed Martin Corporation	12,404	968,504
Monster Worldwide, Inc.Δ*	4,600	80,408
Norfolk Southern Corporation	14,089	607,377
Northrop Grumman Corporation	12,245	633,679
PACCAR, Inc.Δ	14,068	530,504
Pall CorporationΔ	4,400	142,032
Parker Hannifin Corporation	6,150	318,816
Paychex, Inc.Δ	12,360	359,058
Pitney Bowes, Inc.Δ	7,800	193,830
Quanta Services, Inc.*	7,811	172,857
Raytheon Co.	14,977	718,447
Republic Services, Inc.Δ	12,469	331,301
Robert Half International, Inc.Δ	5,800	145,116
Rockwell Automation, Inc.Δ	5,525	235,365
Rockwell Collins, Inc.Δ	6,000	304,800
Ryder System, Inc.Δ	2,100	82,026
Southwest Airlines Co.Δ	28,570	274,272
Stericycle, Inc.Δ*	3,200	155,040
Textron, Inc.Δ	10,396	197,316
Union Pacific Corporation	19,358	1,129,539
United Parcel Service, Inc. Class B	38,145	2,154,048
United Technologies CorporationΔ	36,134	2,201,645
Waste Management, Inc.Δ	18,900	563,598
Waters Corporation*	3,700	206,682
Xerox Corporation	33,477	259,112

		37,253,602

Technology — 17.3%
Adobe Systems, Inc.*	20,300	670,712
Advanced Micro Devices, Inc.Δ*	21,343	120,801
Affiliated Computer Services, Inc. Class A*	3,812	206,496
Akamai Technologies, Inc.Δ*	6,400	125,952
Altera Corporation	11,106	227,784
American Tower Corporation Class A*	15,061	548,220
Amphenol Corporation	6,600	248,688
Analog Devices, Inc.Δ	11,278	311,047
Apple, Inc.*	34,396	6,375,987
Applied Materials, Inc.	51,385	688,559
Autodesk, Inc.Δ*	8,844	210,487
BMC Software, Inc.Δ*	7,100	266,463
Broadcom Corporation Class AΔ*	16,590	509,147
CA, Inc.	15,124	332,577
Ciena CorporationΔ*	3,313	53,936
Cisco Systems, Inc.*	221,300	5,209,402
Citrix Systems, Inc.*	6,934	272,021
Cognizant Technology Solutions Corporation Class A*	11,138	430,595
Computer Sciences Corporation*	5,889	310,409
Compuware Corporation*	9,600	70,368
Corning, Inc.	59,834	916,059
Dell, Inc.*	66,119	1,008,976
Electronic Arts, Inc.*	12,500	238,125
EMC CorporationΔ*	77,888	1,327,212
FLIR Systems, Inc.Δ*	5,863	163,988
Google, Inc.*	9,237	4,580,167
Harris Corporation	5,000	188,000
Hewlett-Packard Co.	91,075	4,299,651
Intel Corporation	215,048	4,208,489
International Business Machines Corporation	50,330	6,019,971
Intuit, Inc.*	12,241	348,869
Jabil Circuit, Inc.Δ	7,203	96,592
JDS Uniphase Corporation*	8,475	60,257
Juniper Networks, Inc.*	20,300	548,506
KLA-Tencor CorporationΔ	6,500	233,090
Linear Technology CorporationΔ	8,432	232,976
LSI Corporation*	24,300	133,407
McAfee, Inc.*	6,054	265,105
MEMC Electronic Materials, Inc.Δ*	8,500	141,355
Microchip Technology, Inc.Δ	6,935	183,778
Micron Technology, Inc.Δ*	32,647	267,705
Microsoft Corporation	297,671	7,706,702
Molex, Inc.Δ	5,250	109,620
Motorola, Inc.	88,258	758,136
National Semiconductor Corporation	9,020	128,715
NetApp, Inc.*	13,000	346,840
Novell, Inc.*	13,400	60,434
Novellus Systems, Inc.Δ*	3,613	75,801
Nvidia Corporation*	21,177	318,290
Oracle Corporation	149,966	3,125,292
QLogic Corporation*	4,700	80,840

See Notes to Schedules of Investments.

	Shares	Value
QUALCOMM, Inc.	63,800	$2,869,724
Red Hat, Inc.Δ*	7,255	200,528
Salesforce.com, Inc.Δ*	4,200	239,106
SanDisk CorporationΔ*	8,528	185,058
Sun Microsystems, Inc.*	28,600	259,974
Symantec Corporation*	31,045	511,311
Tellabs, Inc.*	15,000	103,800
Teradata CorporationΔ*	6,700	184,384
Teradyne, Inc.*	6,900	63,825
Texas Instruments, Inc.	48,500	1,148,965
VeriSign, Inc.Δ*	7,600	180,044
Western Digital Corporation*	8,500	310,505
Xilinx, Inc.Δ	10,800	252,936
Yahoo!, Inc.Δ*	45,815	815,965

		62,688,724

Utilities — 6.6%
AES Corporation*	25,767	381,867
Allegheny Energy, Inc.Δ	6,700	177,684
Ameren Corporation	9,015	227,899
American Electric Power Co., Inc.	18,286	566,683
AT&T, Inc.	226,372	6,114,308
Centerpoint Energy, Inc.	14,843	184,498
CenturyTel, Inc.	11,349	381,326
CMS Energy CorporationΔ	8,600	115,240
Consolidated Edison, Inc.Δ	10,556	432,163
Constellation Energy Group, Inc.	7,724	250,026
Dominion Resources, Inc.	22,940	791,430
DTE Energy Co.	6,375	224,018
Duke Energy CorporationΔ	49,968	786,496
Dynegy, Inc. Class A*	18,824	48,001
Edison International	12,502	419,817
Entergy Corporation	7,552	603,103
Exelon Corporation	25,230	1,251,913
FirstEnergy Corporation	11,719	535,793
FPL Group, Inc.	15,800	872,634
Frontier Communications CorporationΔ	12,000	90,480
Integrys Energy Group, Inc.Δ	2,800	100,492
MetroPCS Communications, Inc.Δ*	10,100	94,536
Nicor, Inc.	1,700	62,203
NiSource, Inc.	10,300	143,067
Northeast Utilities	6,805	161,551
Pepco Holdings, Inc.	8,533	126,971
PG&E CorporationΔ	14,256	577,225
Pinnacle West Capital CorporationΔ	3,800	124,716
PPL CorporationΔ	14,300	433,862
Progress Energy, Inc.	10,757	420,168
Public Service Enterprise Group, Inc.	19,435	611,036
Questar CorporationΔ	6,694	251,427
Qwest Communications International, Inc.Δ	58,601	223,270
SCANA Corporation	4,110	143,439
Sempra Energy	9,400	468,214
Southern Co. (The)	30,612	969,482
Sprint Nextel Corporation*	111,506	440,449
TECO Energy, Inc.Δ	8,000	112,640
Verizon Communications, Inc.	109,026	3,300,217
Windstream CorporationΔ	16,699	169,161
Wisconsin Energy Corporation	4,519	204,123
Xcel Energy Inc.	17,586	338,355

		23,931,983

Total Common Stocks (Cost $346,319,711)		350,571,737

MONEY MARKET FUNDS — 23.3%
GuideStone Money Market Fund (GS4 Class)¥	9,006,493	9,006,493
Northern Institutional Liquid Assets Portfolio§	75,234,345	75,234,345

Total Money Market Funds (Cost $84,240,838)		84,240,838

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.27%, 11/19/09‡‡	$840,000	839,959
0.28%, 11/19/09‡‡	705,000	704,965

Total U.S. Treasury Obligations (Cost $1,544,418)		1,544,924

TOTAL INVESTMENTS — 120.8% (Cost $432,104,967)		436,357,499
Liabilities in Excess of Other Assets — (20.8)%		(75,058,487)

NET ASSETS — 100.0%		$361,299,012

PORTFOLIO SUMMARY (based on net assets)

%
Money Market Funds	23.3
Technology	17.3
Financial Services	15.6
Healthcare	13.0
Energy	11.7
Consumer Discretionary	10.7
Producer Durables	10.3
Consumer Staples	8.1
Utilities	6.6
Materials & Processing	3.8
Futures Contracts	2.8
U.S. Treasury Obligations	0.4

123.6

See Notes to Schedules of Investments.

Equity Index Fund
SCHEDULE OF INVESTMENTS (Continued)

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Common Stocks	$350,571,737	$—
Futures Contracts	—	224,259
Money Market Funds	84,240,838	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	1,544,924	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$436,357,499	$224,259

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Real Estate Securities Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%
Financial Services — 97.1%
AMB Property Corporation REITΔ	130,400	$2,992,680
American Campus Communities, Inc. REIT	89,150	2,393,677
Apartment Investment & Management Co. Class A REITΔ	170,050	2,508,237
AvalonBay Communities, Inc. REIT	59,235	4,308,162
BioMed Realty Trust, Inc. REITΔ	157,650	2,175,570
Boston Properties, Inc. REITΔ	80,592	5,282,806
BRE Properties, Inc. REITΔ	97,350	3,047,055
Cogdell Spencer, Inc. REIT	102,950	494,160
Colonial Properties Trust REIT	43,750	425,687
DiamondRock Hospitality Co. REIT*	114,900	930,690
Digital Realty Trust, Inc. REITΔ	106,500	4,868,115
Duke Realty Corporation REITΔ	193,450	2,323,334
Education Realty Trust, Inc. REITΔ	103,750	615,238
Equity Residential Properties Trust REITΔ	135,600	4,162,920
Government Properties Income Trust REIT*	47,200	1,133,272
HCP, Inc. REIT	165,600	4,759,344
Health Care REIT, Inc.Δ	101,750	4,234,835
Host Hotels & Resorts, Inc. REITΔ	250,927	2,953,411
Kilroy Realty Corporation REITΔ	86,300	2,393,962
Kimco Realty Corporation REITΔ	33,250	433,580
LTC Properties, Inc. REIT	13,475	323,939
Macerich Co. (The) REITΔ	8,025	243,398
Nationwide Health Properties, Inc. REIT	117,810	3,650,932
NRDC Acquisition Corporation*	48,800	504,592
Post Properties, Inc. REITΔ	56,050	1,008,900
ProLogis REIT	278,850	3,323,892
PS Business Parks, Inc. REIT	21,650	1,111,078
Public Storage REITΔ	101,230	7,616,545
Ramco-Gershenson Properties Trust REITΔ	61,550	549,026
Regency Centers Corporation REITΔ	146,900	5,442,645
Senior Housing Properties Trust REITΔ	193,935	3,706,098
Simon Property Group, Inc. REITΔ	199,834	13,874,500
SL Green Realty Corporation REITΔ	112,200	4,919,970
Sovran Self Storage, Inc. REIT	33,150	1,008,754
Sunstone Hotel Investors, Inc. REITΔ*	155,750	1,105,825
Taubman Centers, Inc. REITΔ	43,750	1,578,500
Vornado Realty Trust REITΔ	70,677	4,552,306
Washington Real Estate Investment Trust REITΔ	74,000	2,131,200

Total Common Stocks (Cost $91,813,607)		109,088,835

MONEY MARKET FUNDS — 39.6%
GuideStone Money Market Fund (GS4 Class)¥	3,212,159	3,212,159
Northern Institutional Liquid Assets Portfolio§	41,239,613	41,239,613

Total Money Market Funds (Cost $44,451,772)		44,451,772

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.16%, 11/19/09‡‡	$35,000	34,998
0.28%, 11/19/09‡‡	380,000	379,982

Total U.S. Treasury Obligations (Cost $414,845)		414,980

TOTAL INVESTMENTS — 137.1% (Cost $136,680,224)		153,955,587
Liabilities in Excess of Other Assets — (37.1)%		(41,633,289)

NET ASSETS — 100.0%		$112,322,298

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	97.1
Money Market Funds	39.6
Futures Contracts	2.9
U.S. Treasury Obligations	0.4

140.0

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Common Stocks	$109,088,835	$—
Futures Contracts	—	52,722
Money Market Funds	44,451,772	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	414,980	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$153,955,587	$52,722

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Value Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.2%
Consumer Discretionary — 11.0%
Big Lots, Inc.*	69,900	$1,748,898
BJ’s Wholesale Club, Inc.*	32,700	1,184,394
Block (H&R), Inc.	142,900	2,626,502
Carnival Corporation	303,500	10,100,480
Coach, Inc.	96,500	3,176,780
Comcast Corporation Class AΔ	605,500	10,226,895
DIRECTV Group, Inc. (The)Δ*	118,000	3,254,440
eBay, Inc.*	41,900	989,259
Estee Lauder Cos., Inc. Class A	75,700	2,806,956
Ford Motor Co.Δ*	153,400	1,106,014
Gannett Co., Inc.Δ	154,000	1,926,540
Gap, Inc. (The)	325,800	6,972,120
Garmin, Ltd.Δ	87,600	3,306,024
Home Depot, Inc. (The)Δ	560,488	14,931,400
Interpublic Group Cos., Inc.*	276,700	2,080,784
Johnson Controls, Inc.	13,100	334,836
Kohl’s CorporationΔ*	1,000	57,050
Lennar Corporation Class AΔ	297,551	4,240,102
Liberty Media Corporation*	25,400	790,194
Lowe’s Cos., Inc.	49,400	1,034,436
Macy’s, Inc.	84,600	1,547,334
Mattel, Inc.	301,900	5,573,074
McDonald’s Corporation	136,000	7,761,520
Netflix, Inc.Δ*	45,600	2,105,352
News Corporation	111,300	1,334,487
Polo Ralph Lauren CorporationΔ	42,700	3,271,674
Shaw Communications, Inc. Class BΔ	115,400	2,078,354
Stanley Works (The)	246,600	10,527,354
Time Warner Cable, Inc.Δ*	17,446	751,748
Time Warner, Inc.Δ	486,132	13,990,879
TJX Cos., Inc.	84,100	3,124,315
Walt Disney Co. (The)	90,800	2,493,368

		127,453,563

Consumer Staples — 4.7%
Archer-Daniels-Midland Co.Δ	56,700	1,656,774
Coca-Cola Co. (The)	24,200	1,299,540
ConAgra Foods, Inc.	181,700	3,939,256
CVS Caremark Corporation	154,673	5,528,013
Dean Foods Co.*	220,600	3,924,474
General Mills, Inc.	9,400	605,172
Herbalife, Ltd.	62,200	2,036,428
Kimberly-Clark Corporation	142,400	8,398,752
Kraft Foods, Inc. Class A	346,300	9,097,301
Kroger Co.	95,600	1,973,184
Procter & Gamble Co.	111,296	6,446,264
Safeway, Inc.	68,900	1,358,708
Sara Lee CorporationΔ	265,000	2,952,100
Sysco Corporation	208,100	5,171,285

		54,387,251

Energy — 14.7%
Anadarko Petroleum Corporation	77,200	4,842,756
Apache Corporation	33,100	3,039,573
Baker Hughes, Inc.Δ	123,900	5,285,574
Chesapeake Energy Corporation	207,600	5,895,840
Chevron Corporation	397,200	27,974,796
ConocoPhillips	430,700	19,450,412
Devon Energy Corporation	86,900	5,850,977
EOG Resources, Inc.	12,200	1,018,822
Exxon Mobil Corporation	465,800	31,958,538
Halliburton Co.	43,900	1,190,568
Hess Corporation	14,200	759,132
Marathon Oil Corporation	552,596	17,627,812
Murphy Oil Corporation	63,200	3,638,424
National Oilwell Varco, Inc.*	20,500	884,165
Occidental Petroleum Corporation	216,900	17,004,960
Patterson-UTI Energy, Inc.Δ	197,200	2,977,720
Schlumberger, Ltd.	31,900	1,901,240
SEACOR Holdings, Inc.Δ*	15,900	1,297,917
Spectra Energy Corporation	267,450	5,065,503
Sunoco, Inc.Δ	109,600	3,118,120
Valero Energy Corporation	288,532	5,594,636
Walter Industries, Inc.	25,200	1,513,512
Williams Cos., Inc.	28,300	505,721
XTO Energy, Inc.	28,400	1,173,488

		169,570,206

Financial Services — 18.7%
Aflac, Inc.	56,200	2,401,988
Allstate Corporation (The)	295,100	9,035,962
American Express Co.	344,600	11,681,940
American Financial Group, Inc.	106,700	2,720,850
Ameriprise Financial, Inc.	179,200	6,510,336
Assurant, Inc.	45,200	1,449,112
AXIS Capital Holdings, Ltd.	67,500	2,037,150
Bank of America Corporation	869,426	14,710,688
Bank of New York Mellon Corporation	69,890	2,026,111
BB&T CorporationΔ	33,593	915,073
Capital One Financial Corporation	279,155	9,974,208
Chubb Corporation	105,845	5,335,646
Citigroup, Inc.	1,094,475	5,297,259
CME Group, Inc.Δ	3,100	955,389
Credicorp, Ltd.	45,800	3,561,408
Endurance Specialty Holdings, Ltd.	84,700	3,089,009
Fairfax Financial Holdings, Ltd.Δ	3,900	1,445,847
Federated Investors, Inc. Class BΔ	61,700	1,627,029
Franklin Resources, Inc.Δ	43,000	4,325,800
Goldman Sachs Group, Inc.	53,365	9,837,838
HRPT Properties Trust REIT	172,300	1,295,696
Hudson City Bancorp, Inc.	224,500	2,952,175
JPMorgan Chase & Co.	796,680	34,910,518
Knight Capital Group, Inc. Class AΔ*	74,300	1,616,025
Loews Corporation	16,048	549,644
MBIA, Inc.Δ*	211,700	1,642,792
MetLife, Inc.	28,200	1,073,574
Moody’s CorporationΔ	153,100	3,132,426
Morgan Stanley	51,700	1,596,496
NYSE Euronext	100,400	2,900,556
Odyssey Re Holdings Corporation	7,300	473,113
Platinum Underwriters Holdings, Ltd.	56,100	2,010,624
PNC Financial Services Group, Inc.Δ	22,600	1,098,134
Progressive Corporation (The)*	86,400	1,432,512

See Notes to Schedules of Investments.

	Shares	Value
Prudential Financial, Inc.	10,841	$541,074
SEI Investments Co.	53,400	1,050,912
Simon Property Group, Inc. REITΔ	6,746	468,375
SLM Corporation*	487,100	4,247,512
State Street Corporation	11,300	594,380
SunTrust Banks, Inc.	83,100	1,873,905
T. Rowe Price Group, Inc.Δ	57,700	2,636,890
Taubman Centers, Inc. REITΔ	59,100	2,132,328
Torchmark CorporationΔ	57,200	2,484,196
Travelers Cos., Inc.	340,100	16,743,123
Unum Group	64,900	1,391,456
US Bancorp	92,800	2,028,608
W.R. Berkley Corporation	97,100	2,454,688
Wells Fargo & Co.	678,249	19,113,057
XL Capital, Ltd. Class A	148,400	2,591,064

		215,974,496

Healthcare — 12.2%
Aetna, Inc.	69,600	1,936,968
AmerisourceBergen Corporation	138,100	3,090,678
Amgen, Inc.*	58,900	3,547,547
Boston Scientific Corporation*	617,500	6,539,325
Bristol-Myers Squibb Co.	857,500	19,310,900
Cardinal Health, Inc.	108,300	2,902,440
CareFusion CorporationΔ*	54,150	1,180,470
Eli Lilly & Co.	23,600	779,508
Endo Pharmaceuticals Holdings, Inc.Δ*	55,300	1,251,439
Forest Laboratories, Inc.*	52,500	1,545,600
Hologic, Inc.*	288,600	4,715,724
Johnson & Johnson	213,300	12,987,837
Lincare Holdings, Inc.Δ*	45,600	1,425,000
McKesson Corporation	67,700	4,031,535
Medtronic, Inc.	93,100	3,426,080
Merck & Co., Inc.Δ	84,400	2,669,572
Pfizer, Inc.Δ	1,799,200	29,776,760
Schering-Plough Corporation	12,400	350,300
Tenet Healthcare Corporation*	877,600	5,160,288
Thermo Fisher Scientific, Inc.*	18,800	820,996
UnitedHealth Group, Inc.	407,500	10,203,800
Watson Pharmaceuticals, Inc.Δ*	181,500	6,650,160
WellPoint, Inc.*	298,059	14,116,074
Wyeth	50,600	2,458,148
Zimmer Holdings, Inc.*	10,500	561,225

		141,438,374

Materials & Processing — 3.3%
Air Products & Chemicals, Inc.	6,700	519,786
Alcoa, Inc.Δ	295,700	3,879,584
Allegheny Technologies, Inc.Δ	34,200	1,196,658
Bemis Co., Inc.	48,800	1,264,408
Dow Chemical Co. (The)Δ	54,400	1,418,208
Du Pont (E.I.) de Nemours & Co.	247,100	7,941,794
Eastman Chemical Co.	42,600	2,280,804
Foster Wheeler AG*	44,000	1,404,040
Freeport-McMoRan Copper & Gold, Inc.	7,900	542,019
Lubrizol Corporation	42,500	3,037,050
MeadWestvaco Corporation	248,500	5,544,035
Nucor Corporation	15,400	723,954
Owens CorningΔ*	44,700	1,003,515
Owens-Illinois, Inc.*	43,600	1,608,840
Southern Copper CorporationΔ	47,900	1,470,051
United States Steel Corporation	98,700	4,379,319

		38,214,065

Producer Durables — 12.0%
3M Co.	36,900	2,723,220
Boeing Co. (The)Δ	61,200	3,313,980
Burlington Northern Santa Fe Corporation	116,500	9,300,195
Caterpillar, Inc.Δ	14,700	754,551
Copa Holdings SA Class AΔ	43,500	1,935,315
CSX Corporation	19,100	799,526
Cummins, Inc.	44,600	1,998,526
Danaher Corporation	4,700	316,404
Deere & Co.Δ	15,500	665,260
Dover Corporation	54,200	2,100,792
Emerson Electric Co.	225,600	9,042,048
FedEx CorporationΔ	33,700	2,534,914
Flextronics International, Ltd.*	959,238	7,155,915
Gardner Denver, Inc.*	45,200	1,576,576
General Dynamics Corporation	15,300	988,380
General Electric Co.	1,269,500	20,845,190
Goodrich Corporation	29,600	1,608,464
Honeywell International, Inc.Δ	419,000	15,565,850
Illinois Tool Works, Inc.	244,800	10,455,408
Joy Global, Inc.	36,000	1,761,840
KBR, Inc.	111,200	2,589,848
L-3 Communications Holdings, Inc.	28,900	2,321,248
Norfolk Southern Corporation	39,100	1,685,601
Northrop Grumman Corporation	153,865	7,962,514
PACCAR, Inc.Δ	1,200	45,252
Paychex, Inc.Δ	108,500	3,151,925
Raytheon Co.Δ	215,777	10,350,823
Tyco International, Ltd.	272,075	9,381,146
Union Pacific Corporation	33,800	1,972,230
United Technologies Corporation	3,400	207,162
Waste Management, Inc.Δ	112,600	3,357,732

		138,467,835

Technology — 8.7%
Activision Blizzard, Inc.Δ*	11,400	141,246
Applied Materials, Inc.	521,500	6,988,100
Avnet, Inc.*	58,500	1,519,245
CA, Inc.	132,600	2,915,874
Computer Sciences Corporation*	35,800	1,887,018
Corning, Inc.	11,100	169,941
Dell, Inc.*	381,600	5,823,216
EMC Corporation*	88,200	1,502,928
Google, Inc.*	2,900	1,437,965
Hewlett-Packard Co.	219,400	10,357,874
Ingram Micro, Inc. Class A*	93,900	1,582,215
Intel Corporation	593,900	11,622,623
International Business Machines Corporation	163,100	19,508,391
Microsoft Corporation	338,600	8,766,354
Motorola, Inc.	643,700	5,529,383
NeuStar, Inc. Class A*	86,600	1,957,160
Seagate Technology	110,400	1,679,184
Symantec Corporation*	170,800	2,813,076
Texas Instruments, Inc.	136,800	3,240,792
Tyco Electronics, Ltd.	282,075	6,284,631
Western Digital Corporation*	51,100	1,866,683

See Notes to Schedules of Investments.

Value Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Yahoo!, Inc.*	131,100	$2,334,891

		99,928,790

Utilities — 9.9%
AES Corporation*	199,100	2,950,662
Alliant Energy Corporation	91,000	2,534,350
American Electric Power Co., Inc.	215,700	6,684,543
AT&T, Inc.	1,430,177	38,629,081
Dominion Resources, Inc.Δ	28,800	993,600
DTE Energy Co.Δ	84,500	2,969,330
Duke Energy Corporation	331,100	5,211,514
Edison International	80,500	2,703,190
Entergy Corporation	86,900	6,939,834
Exelon Corporation	29,400	1,458,828
FirstEnergy Corporation	14,952	683,605
FPL Group, Inc.Δ	17,500	966,525
Mirant CorporationΔ*	147,600	2,425,068
Nokia Corporation ADRΔ	327,600	4,789,512
NRG Energy, Inc.Δ*	60,500	1,705,495
NV Energy, Inc.	208,000	2,410,720
PG&E Corporation	18,000	728,820
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.	108,700	3,417,528
Qwest Communications International, Inc.Δ	1,528,900	5,825,109
Sempra EnergyΔ	76,800	3,825,408
Southern Co. (The)	38,300	1,212,961
Sprint Nextel Corporation*	137,500	543,125
Verizon Communications, Inc.	495,624	15,002,539

		114,612,556

Total Common Stocks (Cost $1,230,647,199)		1,100,047,136

FOREIGN COMMON STOCKS — 0.6%
Bermuda — 0.3%
Lazard, Ltd. Class A	90,800	3,750,948

Canada — 0.1%
EnCana Corporation	23,400	1,348,074

Russia — 0.2%
CTC Media, Inc.Δ*	119,000	1,870,680

Total Foreign Common Stocks (Cost $4,962,918)		6,969,702

MONEY MARKET FUNDS — 13.7%
GuideStone Money Market Fund (GS4 Class)¥	46,204,007	46,204,007
Northern Institutional Liquid Assets Portfolio§	112,134,427	112,134,427

Total Money Market Funds (Cost $158,338,434)		158,338,434

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.27%, 11/19/09‡‡	$4,405,000	4,404,784
0.28%, 11/19/09‡‡	35,000	34,998
0.28%, 11/19/09‡‡	390,000	389,981
0.30%, 11/19/09‡‡	95,000	94,996

Total U.S. Treasury Obligations (Cost $4,923,178)		4,924,759

TOTAL INVESTMENTS — 109.9% (Cost $1,398,871,729)		1,270,280,031
Liabilities in Excess of Other Assets — (9.9)%		(114,206,492)

Net Assets — 100.0%		$1,156,073,539

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	18.7
Energy	14.7
Money Market Funds	13.7
Healthcare	12.2
Producer Durables	12.0
Consumer Discretionary	11.0
Utilities	9.9
Technology	8.7
Consumer Staples	4.7
Futures Contracts	4.2
Materials & Processing	3.3
Foreign Common Stocks	0.6
U.S. Treasury Obligations	0.4

114.1

See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices Common Stocks	$1,100,045,927	$—
Foreign Common Stocks	6,969,702	—
Futures Contracts	—	1,136,280
Money Market Funds	158,338,434	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	4,924,759	—
Level 3 — Significant Unobservable Inputs
Common Stocks	1,209	—

Total	$1,270,280,031	$1,136,280

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/08
Common Stocks	$1,209	$—
Accrued discounts/premiums
Common Stocks	—	—
Realized gain (loss)
Common Stocks	—	—
Changed in unrealized appreciation (depreciation)
Common Stocks	—	—
Net purchases (sales)
Common Stocks	—	—
Transfers in and/or out of Level 3
Common Stocks	—	—

Balance, 09/30/09	$1,209	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Growth Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.2%
Consumer Discretionary — 15.0%
Amazon.com, Inc.*	330,424	$30,848,385
Apollo Group, Inc. Class A*	45,900	3,381,453
Avon Products, Inc.	132,210	4,489,852
Bed Bath & Beyond, Inc.*	102,600	3,851,604
Best Buy Co., Inc.	199,200	7,473,984
Carnival CorporationΔ	140,030	4,660,198
Coach, Inc.	99,700	3,282,124
Comcast Corporation Class A	158,940	2,684,497
Darden Restaurants, Inc.	46,010	1,570,321
DIRECTV Group, Inc. (The)Δ*	132,347	3,650,130
Dollar Tree, Inc.*	44,700	2,175,996
eBay, Inc.*	245,460	5,795,311
Estee Lauder Cos., Inc. Class AΔ	83,106	3,081,570
Ford Motor Co.*	358,494	2,584,742
Gap, Inc. (The)	204,970	4,386,358
Home Depot, Inc. (The)	156,000	4,155,840
Kohl’s CorporationΔ*	177,240	10,111,542
Krispy Kreme Doughnuts, Inc.	7,410	445
Lowe’s Cos., Inc.	369,793	7,743,465
McDonald’s Corporation	231,811	13,229,454
Newell Rubbermaid, Inc.	78,460	1,231,037
NIKE, Inc. Class BΔ	274,825	17,781,178
Priceline.com, Inc.Δ*	25,700	4,261,574
Staples, Inc.	261,092	6,062,556
Starbucks Corporation*	619,400	12,790,610
Starwood Hotels & Resorts Worldwide, Inc.Δ	147,500	4,871,925
Time Warner, Inc.	142,700	4,106,906
Wal-Mart Stores, Inc.	86,590	4,250,703
Western Union Co.	54,810	1,037,005
Yum! Brands, Inc.	136,151	4,596,458

		180,147,223

Consumer Staples — 3.4%
Church & Dwight Co., Inc.Δ	56,140	3,185,384
Colgate-Palmolive Co.	71,930	5,486,820
CVS Caremark Corporation	204,939	7,324,520
General Mills, Inc.	85,800	5,523,804
Hansen Natural Corporation*	73,688	2,707,297
J.M. Smucker Co. (The)	40,700	2,157,507
PepsiCo, Inc.	199,250	11,688,005
Whole Foods Market, Inc.Δ*	99,200	3,024,608

		41,097,945

Energy — 9.2%
Cameron International CorporationΔ*	90,360	3,417,415
Chesapeake Energy Corporation	140,400	3,987,360
Chevron Corporation	84,240	5,933,023
Devon Energy Corporation	55,200	3,716,616
EOG Resources, Inc.	10,008	835,768
First Solar, Inc.Δ*	34,780	5,316,471
FMC Technologies, Inc.Δ*	259,100	13,535,384
National Oilwell Varco, Inc.*	433,900	18,714,107
Newfield Exploration Co.*	29,640	1,261,478
Petroleo Brasileiro SA ADR	163,593	7,508,919
Schlumberger, Ltd.	239,500	14,274,200
Southwestern Energy Co.Δ*	151,710	6,474,983
Transocean, Ltd.*	291,196	24,905,994
XTO Energy, Inc.	25,578	1,056,883

		110,938,601

Financial Services — 15.9%
American Express Co.	58,172	1,972,031
Annaly Mortgage Management, Inc. REIT	64,910	1,177,467
Bank of America Corporation	420,484	7,114,589
Boston Properties, Inc. REIT	5,060	331,683
Capital One Financial Corporation	129,266	4,618,674
CME Group, Inc.	27,800	8,567,682
Franklin Resources, Inc.	43,740	4,400,244
Goldman Sachs Group, Inc.	109,992	20,277,025
IntercontinentalExchange, Inc.*	166,910	16,221,983
Invesco, Ltd.	104,490	2,378,193
JPMorgan Chase & Co.	719,103	31,511,094
Marsh & McLennan Cos., Inc.	56,130	1,388,095
Mastercard, Inc. Class AΔ	63,786	12,894,340
Morgan Stanley	311,230	9,610,782
MSCI, Inc.Δ*	46,940	1,390,363
Schwab (Charles) Corporation (The)	500,087	9,576,666
State Street CorporationΔ	64,640	3,400,064
US Bancorp	164,328	3,592,210
Visa, Inc.Δ	525,562	36,321,590
Wells Fargo & Co.	500,234	13,980,836

		190,725,611

Healthcare — 12.8%
Abbott Laboratories	241,512	11,947,599
Alexion Pharmaceuticals, Inc.*	19,610	873,429
Allergan, Inc.	331,780	18,831,833
Amgen, Inc.*	133,760	8,056,365
Baxter International, Inc.	88,650	5,053,936
Boston Scientific Corporation*	400,600	4,242,354
Celgene Corporation*	59,380	3,319,342
Cephalon, Inc.Δ*	14,180	825,843
Covance, Inc.Δ*	16,330	884,270
Express Scripts, Inc.*	75,350	5,845,653
Genzyme Corporation*	303,300	17,206,209
Gilead Sciences, Inc.*	198,768	9,258,613
Hologic, Inc.Δ*	47,640	778,438
Illumina, Inc.Δ*	100,968	4,291,140
Intuitive Surgical, Inc.Δ*	91,000	23,864,750
Merck & Co., Inc.	104,628	3,309,384
Mylan Laboratories, Inc.Δ*	268,400	4,297,084
Myriad Genetics, Inc.*	86,875	2,380,375
Qiagen NV*	96,670	2,057,138
St. Jude Medical, Inc.*	115,640	4,511,116
Stryker Corporation	130,600	5,933,158
Teva Pharmaceutical Industries, Ltd. ADR	67,390	3,407,238
Thermo Fisher Scientific, Inc.*	111,900	4,886,673
Varian Medical Systems, Inc.Δ*	193,200	8,139,516

		154,201,456

Materials & Processing — 6.0%
ABB, Ltd. ADR*	160,700	3,220,428
Air Products & Chemicals, Inc.	30,356	2,355,018
Albemarle Corporation	43,000	1,487,800
Crown Holdings, Inc.*	42,260	1,149,472
Dow Chemical Co. (The)Δ	302,294	7,880,805
FMC CorporationΔ	18,990	1,068,188
Freeport-McMoRan Copper & Gold, Inc.	164,190	11,265,076
Monsanto Co.	197,173	15,261,190
Newmont Mining Corporation	94,700	4,168,694

See Notes to Schedules of Investments.

	Shares	Value
PPG Industries, Inc.	60,207	$3,504,649
Praxair, Inc.	195,626	15,980,688
Precision Castparts Corporation	48,330	4,923,377

		72,265,385

Producer Durables — 5.7%
3M Co.	67,160	4,956,408
America Movil SA de CV ADR Series L	209,000	9,160,470
AMETEK, Inc.	42,700	1,490,657
CSX Corporation	94,070	3,937,770
Cummins, Inc.	98,990	4,435,742
Danaher Corporation	34,290	2,308,403
Expeditors International Washington, Inc.	108,600	3,817,290
FTI Consulting, Inc.*	31,450	1,340,084
General Dynamics Corporation	122,738	7,928,875
Iron Mountain, Inc.Δ*	213,470	5,691,110
ITT Industries, Inc.	20,710	1,080,027
Norfolk Southern Corporation	97,038	4,183,308
Oshkosh Corporation	20,010	618,909
Republic Services, Inc.	36,780	977,245
Union Pacific Corporation	204,740	11,946,579
United Technologies Corporation	85,910	5,234,496

		69,107,373

Technology — 23.6%
Adobe Systems, Inc.*	68,870	2,275,465
American Tower Corporation Class A*	180,458	6,568,671
Amphenol Corporation	95,225	3,588,078
Apple, Inc.*	315,104	58,410,828
Broadcom Corporation Class AΔ*	617,700	18,957,213
Check Point Software Technologies, Ltd.*	139,040	3,941,784
Cisco Systems, Inc.*	770,047	18,126,906
Citrix Systems, Inc.Δ*	50,900	1,996,807
Cognizant Technology Solutions Corporation Class A*	46,140	1,783,772
EMC Corporation*	394,760	6,726,710
FLIR Systems, Inc.Δ*	198,300	5,546,451
Google, Inc.*	86,702	42,991,187
Hewlett-Packard Co.	173,996	8,214,351
Intel Corporation	508,576	9,952,832
International Business Machines Corporation	59,987	7,175,045
Intersil Corporation Class AΔ	45,250	692,778
Juniper Networks, Inc.Δ*	272,381	7,359,735
Marvell Technology Group, Ltd.Δ*	387,410	6,272,168
Microsoft Corporation	264,430	6,846,093
Nvidia CorporationΔ*	266,736	4,009,042
Oracle Corporation	207,690	4,328,260
QUALCOMM, Inc.	802,307	36,087,769
Rovi Corporation*	7	235
Salesforce.com, Inc.Δ*	231,900	13,202,067
Trimble Navigation, Ltd.Δ*	48,920	1,169,677
VMware, Inc.Δ*	119,000	4,780,230
Yahoo!, Inc.*	123,638	2,201,993

		283,206,147

Utilities — 0.6%
AES Corporation*	429,230	6,361,189
NRG Energy, Inc.Δ*	40,385	1,138,453

		7,499,642

Total Common Stocks (Cost $971,164,323)		1,109,189,383

FOREIGN COMMON STOCKS — 3.5%
Canada — 0.7%
Potash Corporation of Saskatchewan	27,113	2,449,388
Research In Motion, Ltd.*	88,003	5,944,603

		8,393,991

China — 0.6%
Baidu, Inc. ADR*	6,894	2,695,898
Mindray Medical International, Ltd. ADRΔ	139,500	4,553,280
Yingde Gases+	149,000	134,580

		7,383,758

Finland — 0.2%
Nokia Corporation ADRΔ	158,400	2,315,808

France — 0.4%
Total SA ADRΔ	73,080	4,330,721

Switzerland — 0.4%
Ace, Ltd.*	53,910	2,882,029
Alcon, Inc.	17,190	2,383,737

		5,265,766

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	422,889	4,634,869

United Kingdom — 0.8%
BHP Billiton PLC ADR	93,800	5,168,380
HSBC Holdings PLC ADRΔ	80,400	4,610,940

		9,779,320

Total Foreign Common Stocks (Cost $37,710,290)		42,104,233

MONEY MARKET FUNDS — 19.2%
GuideStone Money Market Fund (GS4 Class)¥	45,036,798	45,036,798
Northern Institutional Liquid Assets Portfolio§	185,475,308	185,475,308

Total Money Market Funds (Cost $230,512,106)		230,512,106

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.00%, 11/19/09‡‡	$570,000	569,972
0.00%, 11/19/09‡‡	95,000	94,995
0.17%, 11/19/09‡‡	200,000	199,990
0.19%, 11/19/09‡‡	210,000	209,990
0.19%, 11/19/09‡‡	20,000	19,999
0.27%, 11/19/09‡‡	4,815,000	4,814,764

Total U.S. Treasury Obligations (Cost $5,908,004)		5,909,710

See Notes to Schedules of Investments.

Growth Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

Value
TOTAL INVESTMENTS — 115.4% (Cost $1,245,294,723)	$1,387,715,432
Liabilities in Excess of Other Assets — (15.4)%	(185,620,580)

NET ASSETS — 100.0%	$1,202,094,852

PORTFOLIO SUMMARY (based on net assets)

%
Technology	23.6
Money Market Funds	19.2
Financial Services	15.9
Consumer Discretionary	15.0
Healthcare	12.8
Energy	9.2
Materials & Processing	6.0
Producer Durables	5.7
Futures Contracts	4.2
Foreign Common Stocks	3.5
Consumer Staples	3.4
Utilities	0.6
U.S. Treasury Obligations	0.5

119.6

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Common Stocks	$1,109,189,383	$—
Foreign Common Stocks	41,969,653	—
Futures Contracts	—	890,659
Money Market Funds	230,512,106	—
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks	134,580	—
U.S. Treasury Obligations	5,909,710	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,387,715,432	$890,659

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 82.5%
Consumer Discretionary — 9.6%
Aaron Rents, Inc.Δ	42,200	$1,114,080
Aeropostale, Inc.Δ*	16,255	706,605
American Public Education, Inc.*	25,400	882,396
AnnTaylor Stores CorporationΔ*	32,500	516,425
Arbitron, Inc.Δ	25,800	535,608
ATC Technology Corporation*	48,200	952,432
BJ’s Wholesale Club, Inc.*	11,600	420,152
Bob Evans Farms, Inc.Δ	33,600	976,416
California Pizza Kitchen, Inc.Δ*	47,100	735,702
Capella Education Co.Δ*	17,600	1,185,184
Carter’s, Inc.*	31,632	844,574
Charlotte Russe Holding, Inc.*	63,000	1,102,500
Cheesecake Factory, Inc.Δ*	25,500	472,260
Chico’s FAS, Inc.Δ*	40,300	523,900
Chipotle Mexican Grill, Inc.Δ*	12,500	1,127,379
Corinthian Colleges, Inc.Δ*	64,400	1,195,264
CROCS, Inc.Δ*	63,100	419,615
Deckers Outdoor Corporation*	24,800	2,104,280
DG Fastchannel, Inc.*	25,800	540,252
Dillard’s, Inc. Class AΔ	49,100	692,310
FGX International Holdings, Ltd.*	30,000	418,500
Guess ?, Inc.	11,000	407,440
Gymboree Corporation*	15,300	740,214
hhgregg, Inc.Δ*	25,128	425,668
Houston Wire & Cable Co.Δ	38,800	428,740
Iconix Brand Group, Inc.*	41,300	515,011
Insight Enterprises, Inc.Δ*	25,500	311,355
J Crew Group, Inc.Δ*	19,600	702,072
Jo-Ann Stores, Inc.*	18,800	504,404
John Wiley & Sons, Inc.	30,200	1,050,356
Lincoln Educational Services Corporation*	10,000	228,800
Mohawk Industries, Inc.*	7,100	338,599
Monro Muffler Brake, Inc.Δ	27,600	877,404
Netflix, Inc.Δ*	17,200	794,124
Papa John’s International, Inc.*	30,600	751,842
PetMed Express, Inc.Δ	36,700	691,795
PF Chang’s China Bistro, Inc.Δ*	27,500	934,175
Rent-A-Center, Inc.*	35,700	674,016
Rush Enterprises, Inc. Class AΔ*	59,621	770,303
Scholastic Corporation	20,500	498,970
Steven Madden, Ltd.*	37,800	1,391,418
Tech Data Corporation*	34,100	1,418,901
Tempur-Pedic International, Inc.*	65,791	1,246,082
Tupperware Brands Corporation	17,900	714,568
Ulta Salon Cosmetics & Fragrance, Inc.Δ*	40,688	671,759
Universal Electronics, Inc.*	29,282	597,939
ValueClick, Inc.*	79,400	1,047,286
WABCO Holdings, Inc.	70,600	1,482,600
WESCO International, Inc.*	34,400	990,720

		38,672,395

Consumer Staples — 2.9%
Chattem, Inc.Δ*	11,300	750,433
Chiquita Brands International, Inc.*	45,500	735,280
Diamond Foods, Inc.Δ	24,700	783,484
Fresh Del Monte Produce, Inc.*	22,200	501,942
Green Mountain Coffee
Roasters, Inc.Δ*	11,871	876,554
Hansen Natural Corporation*	38,200	1,403,468
Helen of Troy, Ltd.*	37,583	730,238
Herbalife, Ltd.	47,400	1,551,876
J & J Snack Foods Corporation	27,052	1,168,376
Lancaster Colony CorporationΔ	15,800	810,066
SUPERVALU, Inc.	31,900	480,414
TreeHouse Foods, Inc.Δ*	23,988	855,652
United Natural Foods, Inc.*	37,700	901,784

		11,549,567

Energy — 6.2%
Approach Resources, Inc.Δ*	42,400	384,992
Arena Resources, Inc.Δ*	68,400	2,428,200
Atlas Energy, Inc.Δ	20,900	565,763
Brigham Exploration Co.*	46,700	424,036
Cal Dive International, Inc.*	134,900	1,334,161
CARBO Ceramics, Inc.Δ	16,500	850,575
Comstock Resources, Inc.Δ*	40,200	1,611,216
Concho Resources, Inc.*	38,700	1,405,584
CVR Energy, Inc.*	81,000	1,007,640
Dril-Quip, Inc.*	10,400	516,256
EnerNOC, Inc.Δ*	13,196	437,580
EXCO Resources, Inc.*	172,839	3,230,361
Exterran Holdings, Inc.Δ*	44,800	1,063,552
Helix Energy Solutions Group, Inc.*	43,100	645,638
Hercules Offshore, Inc.*	184,300	904,913
Holly CorporationΔ	33,800	865,956
NATCO Group, Inc. Class A*	20,400	903,312
Oil States International, Inc.Δ*	35,000	1,229,550
Patterson-UTI Energy, Inc.Δ	37,900	572,290
Quicksilver Resources, Inc.Δ*	37,900	537,801
Rosetta Resources, Inc.*	20,100	295,269
SEACOR Holdings, Inc.*	10,200	832,626
St. Mary Land & Exploration Co.	18,100	587,526
Sunoco, Inc.Δ	24,000	682,800
T-3 Energy Services, Inc.*	17,149	337,835
Walter Industries, Inc.	8,400	504,504
Whiting Petroleum Corporation*	9,800	564,284

		24,724,220

Financial Services — 15.9%
American Financial
Group, Inc.	50,500	1,287,750
American Physicians Capital, Inc.	15,600	449,436
AMERISAFE, Inc.*	31,318	540,236
Amtrust Financial Services, Inc.	48,700	555,667
Argo Group International Holdings, Ltd.*	28,052	944,791
AXIS Capital Holdings, Ltd.	49,000	1,478,820
Banco Latinoamericano de Exportaciones SA	62,000	881,640
Bank of the Ozarks, Inc.Δ	28,200	748,146
BOK Financial CorporationΔ	11,300	523,416
Broadpoint Gleacher Securities, Inc.Δ*	40,400	336,936
Brown & Brown, Inc.Δ	63,800	1,222,408

See Notes to Schedules of Investments.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Cash America International, Inc.	21,500	$648,440
City Holding Co.	24,900	742,269
Cohen & Steers, Inc.Δ	19,100	458,400
CVB Financial CorporationΔ	17,100	129,789
Cybersource Corporation*	53,286	888,278
Delphi Financial Group, Inc.	50,700	1,147,341
Duff & Phelps Corporation	38,700	741,492
DuPont Fabros Technology, Inc. REIT*	75,200	1,002,416
Endurance Specialty Holdings, Ltd.	35,100	1,280,097
Evercore Partners, Inc. Class AΔ	26,500	774,330
Federated Investors, Inc. Class BΔ	35,700	941,409
First Cash Financial Services, Inc.*	40,800	698,904
FPIC Insurance Group, Inc.*	11,500	385,825
GFI Group, Inc.	72,400	523,452
Global Payments, Inc.	83,500	3,899,450
HCC Insurance Holdings, Inc.	104,535	2,859,032
Home Bancshares, Inc.Δ	18,400	403,328
Horace Mann Educators Corporation	75,900	1,060,323
HRPT Properties Trust REITΔ	181,700	1,366,384
IBERIABANK Corporation	8,000	364,480
Infinity Property & Casualty Corporation	24,600	1,045,008
International Bancshares CorporationΔ	66,100	1,078,091
Investment Technology Group, Inc.*	40,300	1,125,176
Jack Henry & Associates, Inc.	49,900	1,171,153
Janus Capital Group, Inc.Δ	51,000	723,180
Jefferies Group, Inc.Δ*	17,300	471,079
Jones Lang LaSalle, Inc.Δ	27,600	1,307,412
Knight Capital Group, Inc. Class AΔ*	34,000	739,500
LTC Properties, Inc. REIT	21,600	519,264
MSCI, Inc.*	22,500	666,450
National Financial Partners Corporation*	30,800	268,576
National Health Investors, Inc. REIT	30,600	968,490
NewAlliance Bancshares, Inc.Δ	69,600	744,720
Ocwen Financial Corporation*	53,200	602,224
Odyssey Re Holdings Corporation	21,400	1,386,934
optionsXpress Holdings, Inc.Δ	163,090	2,818,195
Park National CorporationΔ	14,400	840,096
Platinum Underwriters Holdings, Ltd.	32,500	1,164,800
Portfolio Recovery Associates, Inc.Δ*	19,000	861,270
PS Business Parks, Inc. REIT	19,600	1,005,872
RLI Corporation	23,500	1,240,330
Safety Insurance Group, Inc.	52,800	1,738,176
StanCorp Financial Group, Inc.	55,300	2,232,461
Stifel Financial CorporationΔ*	13,600	746,640
SWS Group, Inc.Δ	19,500	280,800
Taubman Centers, Inc. REITΔ	35,300	1,273,624
Torchmark CorporationΔ	21,800	946,774
Tower Group, Inc.Δ	39,500	963,405
TradeStation Group, Inc.*	65,500	533,825
United Bankshares, Inc.Δ	32,700	640,593
Unitrin, Inc.	51,500	1,003,735
World Acceptance Corporation*	42,400	1,068,904
Wright Express Corporation*	73,700	2,174,887

		63,636,329

Healthcare — 10.7%
Alexion Pharmaceuticals, Inc.Δ*	10,420	464,107
Align Technology, Inc.Δ*	71,800	1,020,996
Allscripts-Misys Healthcare Solutions, Inc.Δ*	32,600	660,802
Amedisys, Inc.Δ*	31,434	1,371,465
American Dental Partners, Inc.Δ*	29,400	411,600
athenahealth, Inc.Δ*	11,457	439,605
Auxilium Pharmaceuticals, Inc.Δ*	5,800	198,418
BioMarin Pharmaceuticals, Inc.Δ*	50,100	905,808
Bio-Rad Laboratories, Inc. Class A*	17,600	1,617,088
Brookdale Senior Living, Inc.Δ	45,000	815,850
CardioNet, Inc.Δ*	56,500	379,680
Catalyst Health Solutions, Inc.*	76,300	2,224,145
Cooper Cos., Inc.Δ	39,500	1,174,335
Cubist Pharmaceuticals, Inc.*	40,200	812,040
Dionex CorporationΔ*	13,700	890,089
Emergency Medical Services LP Class A*	19,400	902,100
Emeritus CorporationΔ*	6,325	138,834
Endo Pharmaceuticals Holdings, Inc.*	41,500	939,145
Five Star Quality Care, Inc.+	2,086	—
Genoptix, Inc.Δ*	17,400	605,172
Gen-Probe, Inc.Δ*	10,200	422,688
Haemonetics Corporation*	15,900	892,308
Hanger Orthopedic Group, Inc.*	13,709	190,144
Health Management Associates, Inc. Class A*	26,300	196,987
Health Net, Inc.*	62,900	968,660
Healthspring, Inc.*	75,000	918,750
Hill-Rom Holdings, Inc.Δ	47,600	1,036,728
Human Genome Sciences, Inc.Δ*	16,100	303,002
ICON PLC ADRΔ*	108,500	2,657,165
IPC The Hospitalist Co., Inc.*	9,100	286,195
Lincare Holdings, Inc.Δ*	19,800	618,750
Magellan Health Services, Inc.*	55,700	1,730,042
Martek Biosciences CorporationΔ*	16,800	379,512
MedAssets, Inc.Δ*	52,500	1,184,925
Mednax, Inc.*	12,200	670,024
NuVasive, Inc.Δ*	13,950	582,552
Orthofix International NV*	24,100	708,299
PerkinElmer, Inc.	61,800	1,189,032
Phase Forward, Inc.*	55,500	779,220
Psychiatric Solutions, Inc.*	44,800	1,198,848
Sirona Dental Systems, Inc.*	43,189	1,284,873
STERIS Corporation	21,700	660,765
SXC Health Solutions CorporationΔ*	8,500	397,715
Symmetry Medical, Inc.*	78,400	813,008
Techne Corporation	20,800	1,301,040
Thoratec CorporationΔ*	23,427	709,135

See Notes to Schedules of Investments.

	Shares	Value
United Therapeutics Corporation*	17,000	$832,830
VCA Antech, Inc.Δ*	43,000	1,156,270
Volcano CorporationΔ*	64,100	1,078,162
WellCare Health Plans, Inc.Δ*	63,800	1,572,670

		42,691,578

Materials & Processing — 5.5%
AAON, Inc.Δ	22,300	447,784
AK Steel CorporationΔ	20,200	398,546
Albemarle Corporation	9,800	339,080
Apogee Enterprises, Inc.Δ	61,700	926,734
Ball CorporationΔ	21,100	1,038,120
Beacon Roofing Supply, Inc.*	76,867	1,228,334
Belden CDT, Inc.	37,400	863,940
Bemis Co., Inc.	30,700	795,437
Cabot Corporation	45,900	1,060,749
CLARCOR, Inc.Δ	46,400	1,455,104
Compass Minerals International, Inc.	9,300	573,066
H.B. Fuller Co.	25,000	522,500
Hexcel CorporationΔ*	53,772	615,152
Interline Brands, Inc.*	55,000	926,750
Kaiser Aluminum Corporation	12,600	458,136
Lennox International, Inc.Δ	24,600	888,552
LSB Industries, Inc.*	27,300	425,061
Lubrizol Corporation	17,100	1,221,966
NewMarket Corporation	12,600	1,172,304
OM Group, Inc.*	25,800	784,062
Owens CorningΔ*	6,300	141,435
RBC Bearings, Inc.Δ*	21,900	510,927
Reliance Steel & Aluminum Co.	23,300	991,648
Schulman A, Inc.	42,400	845,032
Sonoco Products Co.	18,700	514,998
Stepan Co.	9,100	546,728
Watsco, Inc.Δ	43,100	2,323,521

		22,015,666

Producer Durables — 13.6%
A.O. Smith CorporationΔ	29,998	1,142,924
Actuant Corporation Class AΔ	57,668	926,148
Advisory Board Co. (The)Δ*	37,000	930,180
AMN Healthcare Services, Inc.*	67,500	641,925
Arkansas Best Corporation	21,819	653,261
Chart Industries, Inc.*	28,600	617,474
Clean Harbors, Inc.*	22,000	1,237,720
Columbus McKinnon Corporation*	43,700	662,055
Corporate Executive Board Co.	46,000	1,145,400
CoStar Group, Inc.Δ*	20,800	857,376
Cubic Corporation	11,700	461,799
Curtiss-Wright Corporation	37,100	1,266,223
Darling International, Inc.*	40,900	300,615
Dycom Industries, Inc.*	72,300	889,290
DynCorp International, Inc.*	45,800	824,400
EMCOR Group, Inc.*	19,500	493,740
Faro Technologies, Inc.Δ*	42,400	728,432
FTI Consulting, Inc.*	38,100	1,623,441
Gardner Denver, Inc.*	41,500	1,447,520
Genco Shipping & Trading, Ltd.	34,900	725,222
Genesee & Wyoming, Inc. Class A*	29,300	888,376
Graco, Inc.Δ	35,600	992,172
Granite Construction, Inc.Δ	28,700	887,978
Healthcare Services Group, Inc.	29,900	548,964
Heartland Express, Inc.Δ	80,300	1,156,320
HEICO CorporationΔ	12,000	520,320
HEICO Corporation Class A	9,100	308,581
Hewitt Associates, Inc. Class A*	17,000	619,310
HUB Group, Inc.*	18,600	425,010
ICF International, Inc.*	13,684	414,899
IDEX Corporation	52,911	1,478,862
JB Hunt Transport Services, Inc.Δ	32,100	1,031,373
KBR, Inc.	61,000	1,420,690
Kennametal, Inc.Δ	25,400	625,094
Kforce, Inc.*	75,200	903,904
Knight Transportation, Inc.Δ	87,200	1,463,216
Lexmark International, Inc.Δ*	49,300	1,061,922
MAXIMUS, Inc.	13,300	619,780
Maxwell Technologies, Inc.Δ*	11,900	219,317
McGrath RentCorpΔ	6,100	129,747
Michael Baker Corporation*	10,500	381,570
Middleby CorporationΔ*	22,400	1,232,224
Mobile Mini, Inc.Δ*	36,200	628,432
Moog, Inc. Class AΔ*	24,100	710,950
MPS Group, Inc.*	106,100	1,116,172
MYR Group, Inc.Δ*	10,331	217,881
On Assignment, Inc.Δ*	111,800	654,030
Orbital Sciences Corporation*	68,900	1,031,433
Orion Marine Group, Inc.Δ*	20,200	414,908
PHH CorporationΔ*	44,900	890,816
Regal-Beloit Corporation	19,200	877,632
Republic Airways Holdings, Inc.Δ*	85,800	800,514
Resources Connection, Inc.*	54,000	921,240
Robert Half International, Inc.Δ	22,700	567,954
Skywest, Inc.Δ	46,200	765,996
SmartHeat, Inc.Δ*	20,900	248,083
SPX Corporation	20,600	1,262,162
Stericycle, Inc.*	14,000	678,300
SYKES Enterprises, Inc.*	90,400	1,882,128
TeleTech Holdings, Inc.*	28,700	489,622
Tennant Co.	7,800	226,668
Tetra Tech, Inc.*	7,900	209,587
Thomas & Betts CorporationΔ*	19,000	571,520
Toro Co.Δ	18,100	719,837
TransDigm Group, Inc.*	41,700	2,077,077
Triumph Group, Inc.Δ	12,400	595,076
UniFirst Corporation	12,300	546,735
Zebra Technologies Corporation*	23,076	598,360

		54,607,887

Technology — 13.8%
3Com Corporation*	108,000	564,840
3PAR, Inc.Δ*	37,900	418,037
ADC Telecommunications, Inc.*	65,100	542,934
ADTRAN, Inc.	8,400	206,220
Advanced Analogic Technologies, Inc.*	76,800	304,896
Aixtron AG ADRΔ	18,200	497,042
American Reprographics Co.*	39,200	373,184
Amkor Technology, Inc.Δ*	113,700	782,256
Applied Micro Circuits Corporation*	30,285	302,547

See Notes to Schedules of Investments.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Ariba, Inc.Δ*	23,028	$267,125
Arris Group, Inc.*	61,400	798,814
Atheros Communications, Inc.Δ*	25,800	684,474
Avnet, Inc.*	23,500	610,295
Blackboard, Inc.Δ*	18,100	683,818
Bottomline Technologies, Inc.*	34,900	450,210
Cadence Design Systems, Inc.*	114,900	843,366
Cavium Networks, Inc.Δ*	15,800	339,226
CommVault Systems, Inc.*	31,100	645,325
Compuware Corporation*	94,600	693,418
CPI International, Inc.*	49,500	553,905
Cree, Inc.Δ*	16,500	606,375
CSG Systems International, Inc.*	14,500	232,145
Cymer, Inc.*	34,200	1,329,012
DealerTrack Holdings, Inc.Δ*	106,000	2,004,460
DigitalGlobe, Inc.*	24,200	541,354
DTS, Inc.Δ*	14,900	407,962
EarthLink, Inc.Δ	95,600	803,996
EPIQ Systems, Inc.Δ*	32,600	472,700
F5 Networks, Inc.*	19,731	781,939
FormFactor, Inc.Δ*	43,600	1,042,912
Hittite Microwave CorporationΔ*	18,800	691,464
Informatica Corporation*	39,200	885,136
Ingram Micro, Inc. Class A*	75,600	1,273,860
Integrated Device Technology, Inc.*	73,200	494,832
Intersil Corporation Class A	34,400	526,664
Jabil Circuit, Inc.	61,400	823,374
Kenexa CorporationΔ*	28,900	389,572
LivePerson, Inc.*	48,000	241,920
Longtop Financial Technologies, Ltd. ADR*	17,693	503,543
Mantech International Corporation Class A*	17,800	839,448
Monolithic Power Systems, Inc.Δ*	73,926	1,733,565
Monotype Imaging Holdings, Inc.*	22,400	188,384
Netezza CorporationΔ*	83,500	938,540
Netlogic Microsystems, Inc.Δ*	18,334	825,030
NeuStar, Inc. Class A*	42,700	965,020
Nuance Communications, Inc.Δ*	32,833	491,182
Omnivision Technologies, Inc.*	18,700	304,436
OpenTable, Inc.Δ*	9,600	264,576
Palm, Inc.Δ*	14,800	257,964
Plantronics, Inc.	20,700	554,967
PMC-Sierra, Inc.Δ*	35,200	336,512
Power Intergrations, Inc.	64,600	2,153,118
Riverbed Technology, Inc.Δ*	15,400	338,184
Rovi CorporationΔ*	26,904	903,974
SBA Communications Corporation Class AΔ*	72,382	1,956,485
Scansource, Inc.*	51,200	1,449,984
Semtech CorporationΔ*	57,067	970,710
SkillSoft PLC ADR*	130,000	1,248,000
Solera Holdings, Inc.	152,200	4,734,942
SRA International, Inc. Class A*	37,300	805,307
Stanley, Inc.Δ*	35,200	905,344
Stratasys, Inc.Δ*	30,292	519,811
Supertex, Inc.*	7,300	219,000
Sybase, Inc.Δ*	30,233	1,176,064
Taleo Corporation Class AΔ*	20,400	461,856
Tessera Technologies, Inc.*	17,900	499,231
TNS, Inc.*	7,500	205,500
Ultimate Software Group, Inc.Δ*	45,500	1,306,760
Varian Semiconductor Equipment Associates, Inc.Δ*	37,125	1,219,185
Veeco Instruments, Inc.Δ*	18,891	440,538
Viasat, Inc.Δ*	40,000	1,063,200
Vishay Intertechnology, Inc.*	54,200	428,180

		55,320,149

Utilities — 4.3%
Alliant Energy Corporation	41,000	1,141,850
El Paso Electric Co.*	36,300	641,421
Energen Corporation	28,900	1,245,590
General Communication, Inc. Class A*	79,600	546,056
IDACORP, Inc.Δ	24,500	705,355
j2 Global Communications, Inc.*	73,400	1,688,934
Mirant CorporationΔ*	70,600	1,159,958
National Fuel Gas Co.	33,500	1,534,635
NorthWestern Corporation	18,500	451,955
NTELOS Holdings Corporation	53,600	946,576
NV Energy, Inc.	117,000	1,356,030
OGE Energy Corporation	45,200	1,495,216
Oneok, Inc.	43,300	1,585,646
Southern Union Co.	24,100	501,039
TECO Energy, Inc.	34,600	487,168
Telephone & Data Systems, Inc.	42,600	1,321,026
USA Mobility, Inc.Δ*	37,300	480,424

		17,288,879

Total Common Stocks (Cost $301,800,528)		330,506,670

FOREIGN COMMON STOCKS — 1.8%
Bermuda — 0.4%
Assured Guaranty, Ltd.	21,900	425,298
Montpelier Re Holdings, Ltd.	70,000	1,142,400

		1,567,698

Brazil — 0.1%
Gol Linhas Aereas Inteligentes SA ADRΔ	33,500	344,045

British Virgin Islands — 0.2%
UTi Worldwide, Inc.	56,100	812,328

Canada — 0.2%
Pan American Silver Corporation*	19,500	444,600
Westport Innovations, Inc.*	17,000	215,900

		660,500

China — 0.1%
VanceInfo Technologies, Inc. ADR*	19,250	374,220

Greece — 0.2%
Diana Shipping, Inc.	48,400	629,200

Israel — 0.1%
RRSat Global Communications Network, Ltd.	35,500	457,950
Syneron Medical, Ltd.*	12,654	144,382

		602,332

See Notes to Schedules of Investments.

	Shares	Value
Netherlands — 0.1%
AerCap Holdings NV*	50,600	$458,942

Puerto Rico — 0.2%
Oriental Financial Group	62,700	796,290

Singapore — 0.2%
Verigy, Ltd.*	88,200	1,024,884

Total Foreign Common Stocks (Cost $8,797,659)		7,270,439

PREFERRED STOCKS — 0.0%
Federal Home Loan Mortgage Corporation	5,125	9,276
Federal National Mortgage Association	3,750	6,266
Preferred Blocker (GMAC), Inc.	73	42,452

Total Preferred Stocks (Cost $249,415)		57,994

MONEY MARKET FUNDS — 34.8%
GuideStone Money Market Fund (GS4 Class)¥	32,273,452	32,273,452
Northern Institutional Liquid Assets Portfolio§	107,078,818	107,078,818

Total Money Market Funds (Cost $139,352,270)		139,352,270

	Par
AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Mortgage Corporation
4.38%, 01/25/10	$260,000	263,295
Federal National Mortgage Association
0.10%, 01/25/10‡‡	2,000	1,999
0.15%, 01/25/10‡‡	100,000	99,976
0.30%, 01/25/10Ω‡‡	185,000	184,955
0.31%, 01/25/10Ω‡‡	10,000	9,998
0.38%, 01/25/10Ω‡‡	150,000	149,964
0.40%, 01/25/10Ω‡‡	1,801,000	1,800,564
5.25%, 08/01/12	110,000	117,638
5.00%, 02/13/17	230,000	254,668
5.81%, 10/09/19Ω	70,000	39,222
Tennessee Valley Authority
5.25%, 09/15/39	50,000	52,960

Total Agency Obligations (Cost $2,954,961)		2,975,239

ASSET-BACKED SECURITIES — 0.4%
Bear Stearns Asset-Backed Securities Trust
0.70%, 10/27/32†	25,740	17,281
0.70%, 12/25/33†	269,328	211,645
Drive Auto Receivables Trust
5.33%, 04/15/14 STEP 144A	280,851	281,693
EMC Mortgage Loan Trust
0.90%, 02/25/41 STEP 144A	77,006	54,143
GSAA Trust
0.52%, 07/25/37†	200,000	88,251
Lehman XS Trust
0.55%, 11/25/35†	275,893	142,904
0.55%, 12/25/35†	135,877	36,246
0.37%, 06/25/37†	211,292	149,780
0.51%, 02/25/46†	283,637	135,945
0.32%, 08/25/46†	114,618	98,849
MASTR Specialized Loan Trust
0.60%, 05/25/37 144A†	254,476	88,881
Nelnet Student Loan Trust
1.98%, 04/25/24†	80,000	81,947
Option One Mortgage Loan Trust
1.05%, 11/25/32†	25,117	16,973
Renaissance Home Equity Loan Trust
0.68%, 06/25/33†	20,444	13,031
Securitized Asset-Backed Receivables LLC Trust
0.48%, 02/25/37†	260,367	110,037
Wachovia Asset Securitization, Inc.
0.62%, 09/27/32†	65,813	39,641
0.68%, 12/25/32†	34,638	22,223
0.54%, 03/25/33†	38,166	24,651

Total Asset-Backed Securities (Cost $2,587,000)		1,614,121

CORPORATE BONDS — 2.9%
AES Corporation
7.75%, 10/15/15	30,000	30,300
8.00%, 10/15/17	140,000	141,575
8.00%, 06/01/20	190,000	189,525
Alcoa, Inc.
6.00%, 07/15/13Δ	80,000	83,579
American Express Co.
8.13%, 05/20/19Δ	100,000	118,474
6.80%, 09/01/66†Δ	140,000	121,100
American Express Credit Corporation
5.13%, 08/25/14Δ	10,000	10,355
American International Group, Inc.
5.85%, 01/16/18	190,000	137,769
Anadarko Petroleum Corporation
6.45%, 09/15/36	320,000	331,468
Apache Corporation
5.63%, 01/15/17Δ	110,000	119,958
AT&T, Inc.
5.50%, 02/01/18Δ	90,000	94,060
5.80%, 02/15/19Δ	190,000	203,676
6.55%, 02/15/39	110,000	120,336
BAC Capital Trust XIV
5.63%, 12/31/49†	10,000	6,625
Baker Hughes, Inc.
7.50%, 11/15/18	70,000	85,638
Bank of America Corporation
5.75%, 12/01/17Δ	190,000	189,959
8.13%, 12/15/49†Δ	20,000	17,806
8.00%, 12/29/49†Δ	60,000	53,423
Bear Stearns LLC
7.25%, 02/01/18	170,000	194,457
Boeing Co.
4.88%, 02/15/20	60,000	62,017
Caterpillar Financial Services Corporation
6.20%, 09/30/13	110,000	121,931

See Notes to Schedules of Investments.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Cellco Partnership/Verizon Wireless Capital
8.50%, 11/15/18 144AΔ	$60,000	$75,043
Chesapeake Energy Corporation
6.88%, 11/15/20Δ	100,000	89,500
Citigroup, Inc.
6.50%, 08/19/13	140,000	147,090
6.38%, 08/12/14	30,000	31,049
5.00%, 09/15/14	160,000	152,417
5.50%, 10/15/14	70,000	69,975
6.88%, 03/05/38Δ	130,000	130,801
Comcast Corporation
6.50%, 01/15/17	360,000	395,702
Community Health Systems, Inc.
8.88%, 07/15/15Δ	30,000	30,825
ConocoPhillips Holding Co.
6.95%, 04/15/29	180,000	211,840
Countrywide Financial Corporation
6.25%, 05/15/16	50,000	50,146
CVS Pass-Through Trust
6.94%, 01/10/30	86,963	88,086
DaVita, Inc.
6.63%, 03/15/13	35,000	34,825
DIRECTV Holdings LLC
4.75%, 10/01/14 144AΔ	40,000	40,242
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	131,176
Dr Pepper Snapple Group Inc. Eh6574204
6.82%, 05/01/18	100,000	113,866
Duke Energy Carolinas LLC
5.63%, 11/30/12	130,000	143,654
Dynegy Holdings, Inc.
7.75%, 06/01/19	45,000	38,588
Edison Mission Energy
7.20%, 05/15/19	100,000	81,500
Embarq Corporation
6.74%, 06/01/13	150,000	162,792
Energy Future Holdings Corporation
11.25%, 11/01/17 PIK	530,000	352,450
6.50%, 11/15/24	20,000	9,350
6.55%, 11/15/34	10,000	4,548
Energy Transfer Partners LP
6.70%, 07/01/18	100,000	107,188
Enterprise Products Operating LLC
6.30%, 09/15/17	170,000	183,392
FirstEnergy Corporation
7.38%, 11/15/31Δ	120,000	134,897
Ford Motor Credit Co., LLC
7.38%, 10/28/09	550,000	550,152
12.00%, 05/15/15Δ	140,000	154,429
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	65,000	69,240
General Electric Capital Corporation
6.00%, 08/07/19	260,000	264,242
6.38%, 11/15/67†	130,000	107,736
GMAC LLC
6.63%, 05/15/12 144AΔ	348,000	323,640
GMAC, Inc.
7.50%, 12/31/13 144AΔ	37,000	32,745
8.00%, 12/31/18 144A	32,000	24,480
Goldman Sachs Capital II
5.79%, 12/29/49†	10,000	7,250
Goldman Sachs Group, Inc.
4.50%, 06/15/10	100,000	102,590
5.95%, 01/18/18	100,000	103,916
HCA, Inc.
9.63%, 11/15/16 PIKΔ	52,593	54,828
Hertz Corporation
8.88%, 01/01/14Δ	10,000	10,150
Hess Corporation
7.30%, 08/15/31Δ	120,000	135,284
HSBC Finance Corporation
4.63%, 09/15/10	290,000	297,539
Humana, Inc.
7.20%, 06/15/18Δ	30,000	30,411
JPMorgan Chase & Co.
6.13%, 06/27/17Δ	200,000	211,116
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	70,000	73,265
6.95%, 01/15/38Δ	120,000	129,304
Kroger Co.
6.15%, 01/15/20	70,000	77,560
L-3 Communications Corporation
6.38%, 10/15/15	85,000	86,275
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	10,000	1
Lehman Brothers Holdings E-Capital Trust I
0.00%, 08/19/47#	50,000	5
Lehman Brothers Holdings, Inc.
6.50%, 07/19/17#	160,000	16
6.75%, 12/28/17#	120,000	12
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	220,000	228,296
MetLife, Inc.
6.75%, 06/01/16Δ	50,000	55,876
6.40%, 12/15/36	120,000	103,200
Morgan Stanley
5.63%, 01/09/12	160,000	169,626
NewPage Corporation
10.00%, 05/01/12	20,000	13,300
NRG Energy, Inc.
7.25%, 02/01/14Δ	10,000	9,850
7.38%, 02/01/16Δ	30,000	29,100
Occidental Petroleum Corporation
7.00%, 11/01/13	100,000	115,632
Oncor Electric Delivery Co.
6.38%, 01/15/15	50,000	55,483
Pacific Gas & Electric Co.
5.63%, 11/30/17Δ	30,000	32,980
6.05%, 03/01/34	80,000	89,289
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	87,047
PepsiCo, Inc.
7.90%, 11/01/18	60,000	75,892

See Notes to Schedules of Investments.

	Par	Value
Qwest Communications International, Inc.
7.50%, 02/15/14	$50,000	$49,625
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	90,000	111,063
Roche Holdings, Inc.
6.00%, 03/01/19 144A	90,000	100,365
SLM Corporation
0.12%, 04/01/14†	30,000	19,886
Sonat, Inc.
7.63%, 07/15/11	100,000	102,547
Sprint Capital Corporation
6.90%, 05/01/19Δ	100,000	90,000
Steel Dynamics, Inc.
7.38%, 11/01/12Δ	25,000	25,375
SunTrust Capital VIII
6.10%, 12/15/36†	100,000	69,781
Terex Corporation
7.38%, 01/15/14Δ	5,000	4,975
Time Warner Cable, Inc.
6.75%, 07/01/18	110,000	121,727
7.30%, 07/01/38	90,000	104,217
Travelers Cos., Inc.
6.25%, 03/15/37†Δ	100,000	88,048
United Parcel Service, Inc.
4.50%, 01/15/13	100,000	107,301
UnitedHealth Group, Inc.
4.88%, 02/15/13	100,000	104,017
Ventas Realty LP
9.00%, 05/01/12	20,000	21,100
Verizon Communications, Inc.
8.95%, 03/01/39Δ	130,000	178,660
Verizon Global Funding Corporation
7.38%, 09/01/12	100,000	113,698
Wachovia Corporation
5.63%, 10/15/16Δ	270,000	282,297
5.75%, 02/01/18	120,000	127,213
WellPoint, Inc.
5.88%, 06/15/17	110,000	116,283
Weyerhaeuser Co.
6.75%, 03/15/12	70,000	72,965
Williams Cos., Inc.
7.88%, 09/01/21	50,000	54,189
7.50%, 01/15/31	30,000	30,723
7.75%, 06/15/31	50,000	52,569
8.75%, 03/15/32	10,000	11,498
Windstream Corporation
8.63%, 08/01/16	20,000	20,550
Wyeth
5.95%, 04/01/37	60,000	66,308
XTO Energy, Inc.
7.50%, 04/15/12	110,000	122,030

Total Corporate Bonds (Cost $11,869,773)		11,725,740

FOREIGN BONDS — 0.5%
Australia — 0.1%
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19Δ	180,000	221,336

Canada — 0.1%
Cenovus Energy, Inc.
6.75%, 11/15/39 144AΔ	30,000	32,435
Devon Financing Corporation
6.88%, 09/30/11	150,000	163,266
OPTI Canada, Inc.
7.88%, 12/15/14	30,000	23,100
8.25%, 12/15/14Δ	10,000	7,800

		226,601

Cayman Islands — 0.1%
Petrobras International Finance Co.
6.13%, 10/06/16Δ	50,000	53,625
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†	60,000	49,854
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	100,000	52,558
Vale Overseas, Ltd.
6.88%, 11/21/36	60,000	62,222

		218,259

France — 0.0%
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15Δ	50,000	50,000

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16 144A#@	130,000	78
Kaupthing Bank HF
7.63%, 02/28/15 144A#@	310,000	65,875

		65,953

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	110,000	90,236

Italy — 0.0%
Telecom Italia Capital SA
5.25%, 10/01/15Δ	60,000	62,196

Japan — 0.0%
Aiful Corporation
6.00%, 12/12/11 144AΔ	100,000	40,016

Luxembourg — 0.0%
FMC Finance III SA
6.88%, 07/15/17	40,000	39,000
TNK-BP Finance SA
6.63%, 03/20/17 144A	100,000	92,380

		131,380

Mexico — 0.0%
America Movil Sab de CV
5.63%, 11/15/17	30,000	31,166
Kansas City Southern de Mexico SA de CV
9.38%, 05/01/12	20,000	20,400
United Mexican States
6.75%, 09/27/34	50,000	55,250

		106,816

Netherlands — 0.1%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	79,629
Koninklijke KPN NV
8.00%, 10/01/10	110,000	116,840

		196,469

See Notes to Schedules of Investments.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Russia — 0.0%
Russian Federation
7.50%, 03/31/30 STEP	$12,220	$13,388

United Kingdom — 0.1%
Barclays Bank PLC
5.20%, 07/10/14	100,000	105,743
BP Capital Markets PLC
5.25%, 11/07/13	120,000	131,573
WPP Finance UK
8.00%, 09/15/14	100,000	109,807

		347,123

Total Foreign Bonds (Cost $2,091,124)		1,769,773

MORTGAGE-BACKED SECURITIES — 4.5%
American Home Mortgage Investment Trust
0.60%, 04/25/44 STEP	34,873	27,573
0.54%, 11/25/45†	248,322	130,454
Bear Stearns Adjustable Rate Mortgage Trust
5.27%, 02/25/35†	94,983	75,849
3.87%, 08/25/35†	250,187	169,215
Bear Stearns Mortgage Funding Trust
0.46%, 12/25/46†	238,411	53,209
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	283,113	301,075
Countrywide Alternative Loan Trust
0.49%, 06/25/35†	219,491	116,248
0.51%, 06/25/35†	291,576	154,340
0.44%, 09/25/46†	316,812	140,220
CS First Boston Mortgage Securities Corporation
6.00%, 10/25/35	123,400	93,167
Federal Home Loan Mortgage Corporation
5.99%, 05/01/37†	63,306	66,751
6.20%, 09/01/37†	54,213	57,625
5.50%, 10/01/38 TBA	100,000	104,656
Federal National Mortgage Association
3.51%, 09/01/35†	114,220	117,007
5.50%, 10/01/37 TBA	2,200,000	2,301,064
6.00%, 10/01/37 TBA	300,000	316,500
6.50%, 10/01/37 TBA	1,800,000	1,923,750
5.00%, 10/01/38 TBA	6,900,000	7,126,403
First Horizon Alternative Mortgage Securities
3.69%, 02/25/36†	161,371	93,673
0.62%, 02/25/37†	98,035	48,125
General Electric Capital Commercial Mortgage Corporation
5.52%, 03/10/44†	300,000	285,250
GMAC Commercial Mortgage Securities, Inc.
5.24%, 11/10/45†	100,000	91,713
Government National Mortgage Association
5.00%, 10/01/38 TBA	500,000	517,344
5.50%, 10/01/38 TBA	400,000	419,997
6.00%, 10/22/38 TBA	400,000	422,250
6.00%, 11/01/38 TBA	200,000	210,920
5.00%, 10/01/39 TBA	100,000	103,376
Greenpoint Mortgage Funding Trust
0.51%, 10/25/45†	66,536	34,484
GS Mortgage Securities Corporation II
6.71%, 08/15/19	110,000	117,689
Harborview Mortgage Loan Trust
0.49%, 06/19/35†	273,859	146,057
Homestar Mortgage Acceptance Corporation
0.70%, 07/25/34†	110,737	71,785
Impac CMB Trust
1.05%, 03/25/33†	20,159	15,110
Indymac INDA Mortgage Loan Trust
6.19%, 11/25/37†	155,175	108,873
MASTR Adjustable Rate Mortgages Trust
3.11%, 11/21/34†	200,000	158,486
1.85%, 12/25/46†	299,334	90,725
Merrill Lynch Mortgage Investors, Inc.
5.04%, 05/25/34†	47,153	43,525
4.48%, 02/25/35†	261,364	234,441
Merrill Lynch Mortgage Trust
5.05%, 07/12/38†	100,000	95,439
Morgan Stanley Capital I
5.69%, 04/15/49†	350,000	286,267
Residential Accredit Loans, Inc.
5.49%, 12/26/34†	291,652	194,685
0.65%, 10/25/45†	179,386	95,666
Structured Adjustable Rate Mortgage Loan Trust
3.91%, 11/25/34†	84,241	65,569
Structured Asset Mortgage Investments, Inc.
0.46%, 08/25/36†	278,857	136,661
0.43%, 09/25/47†	339,187	150,722
Terwin Mortgage Trust
0.33%, 10/25/37 144A†	82,009	76,004
WAMU Mortgage Pass-Through Certificates
5.61%, 11/25/36†	243,273	174,277
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.74%, 05/25/47†	329,663	70,479
Wells Fargo Mortgage-Backed Securities Trust
0.65%, 05/25/33†	164,730	163,056
5.24%, 04/25/36†	215,290	166,287

Total Mortgage-Backed Securities (Cost $20,440,526)		18,164,041

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bills
0.18%, 11/19/09‡‡	25,000	24,999
0.19%, 11/19/09‡‡	25,000	24,999
0.19%, 11/19/09‡‡	80,000	79,996
0.27%, 11/19/09‡‡	1,275,000	1,274,937

		1,404,931

See Notes to Schedules of Investments.

	Par	Value
U.S. Treasury Bonds
3.50%, 02/15/39Δ	$819,000	$742,219
4.25%, 05/15/39Δ	410,000	424,286
4.50%, 08/15/39Δ	570,000	614,710

		1,781,215

U.S. Treasury Inflationary Index Bonds
0.88%, 04/15/10‡‡	1,310,000	1,491,547
2.00%, 07/15/14	50,000	59,447
1.63%, 01/15/15Δ	140,000	161,061
2.38%, 01/15/27‡‡	245,000	275,540
1.75%, 01/15/28‡‡	200,000	197,440
2.50%, 01/15/29Δ‡‡	150,000	162,078

		2,347,113

U.S. Treasury Notes
2.63%, 04/30/16Δ	310,000	306,077
3.25%, 05/31/16Δ	320,000	327,925
3.00%, 09/30/16	310,000	311,332
3.13%, 05/15/19Δ	308,000	303,164
3.63%, 08/15/19Δ	10,000	10,267

		1,258,765

Total U.S. Treasury Obligations (Cost $6,636,105)		6,792,024

TOTAL INVESTMENTS — 129.9% (Cost $496,779,361)		520,228,311

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
20-Year U.S. Treasury Bond Futures, Strike Price $121.00, Expires 11/20/09	(10)	(25,625)
90-Day Eurodollar Futures, Strike Price $99.50, Expires 03/15/10	(7)	(2,056)

Put Options — 0.0%
90-Day Eurodollar Futures, Strike Price $99.13, Expires 03/15/10	(12)	(4,350)

Total Written Options (Premiums received $(30,403))		(32,031)

Liabilities in Excess of Other Assets — (29.9)%		(119,748,770)

NET ASSETS — 100.0%		$400,447,510

See Notes to Schedules of Investments.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	34.8
Futures Contracts	19.1
Financial Services	15.9
Technology	13.8
Producer Durables	13.6
Healthcare	10.7
Consumer Discretionary	9.6
Energy	6.2
Materials & Processing	5.5
Mortgage-Backed Securities	4.5
Utilities	4.3
Consumer Staples	2.9
Corporate Bonds	2.9
Foreign Common Stocks	1.8
U.S. Treasury Obligations	1.7
Agency Obligations	0.8
Foreign Bonds	0.5
Asset-Backed Securities	0.4
Forward Foreign Currency Contracts	0.2
Preferred Stocks	—	**
Written Options	—	**

	149.2

**	Rounds to less than 0.005%.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Common Stocks	$330,506,670	$—
Foreign Common Stocks	7,270,439	—
Futures Contracts	—	1,861,734
Money Market Funds	139,352,270	—
Preferred Stocks	57,994	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	2,975,239	—
Asset-Backed Securities	1,614,121	—
Corporate Bonds	11,725,740	—
Foreign Bonds	1,769,773	—
Forward Foreign Currency Contracts	—	2,145
Mortgage-Backed Securities	18,164,041	—
U.S. Treasury Obligations	6,792,024	—
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$520,228,311	$1,863,879

Liabilities:
Level 1 — Quoted Prices
Written Options	$(32,031)	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(32,031)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/08
Corporate Bonds	$44,045	$—
Preferred Stocks	21,900	—
Accrued discounts/premiums
Corporate Bonds	1,473	—
Preferred Stocks	—	—
Realized gain (loss)
Corporate Bonds	—	—
Preferred Stocks	—	—
Changed in unrealized appreciation (depreciation)
Corporate Bonds	11,707	—
Preferred Stocks	20,552	—
Net purchases (sales)
Corporate Bonds	—	—
Preferred Stocks	—	—
Transfers in and/or out of Level 3
Corporate Bonds	(57,225)	—
Preferred Stocks	(42,452)	—

Balance, 09/30/09	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

International Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 96.0%
Argentina — 0.0%
Banco Macro SA ADRΔ	21,700	$524,055

Australia — 4.9%
ABC Learning Centres, Ltd.+*	2,281	1,087
AGL Energy, Ltd.‡‡	12,785	154,183
Alumina, Ltd.	766,530	1,237,506
Amcor, Ltd.‡‡	1,137,146	5,497,482
AMP, Ltd.‡‡	293,907	1,690,537
Ansell, Ltd.	8,815	77,766
Arrow Energy, Ltd.*	7,028	26,536
ASX, Ltd.‡‡	1,237	38,413
Australia and New Zealand Banking Group, Ltd.‡‡	17,996	387,217
Australian Worldwide Exploration, Ltd.*‡‡	25,833	61,988
AWB, Ltd.‡‡	82,742	93,069
AXA Asia Pacific Holdings, Ltd.‡‡	10,397	40,083
Beach Petroleum, Ltd.	94,351	62,427
BHP Billiton, Ltd.‡‡	236,674	7,877,790
Billabong International, Ltd.‡‡	4,052	42,896
Boral, Ltd.‡‡	20,258	108,838
Brambles, Ltd.‡‡	21,010	149,763
Caltex Australia, Ltd.*‡‡	4,699	50,202
CFS Retail Property Trust REIT	16,818	29,822
Challenger Financial Services Group, Ltd.‡‡	33,057	99,445
Coca-Cola Amatil, Ltd.‡‡	837,560	7,248,564
Cochlear, Ltd.	12,394	729,953
Commonwealth Bank of Australia‡‡	11,446	522,554
Computershare, Ltd.	2,076	20,439
Consolidated Media Holdings, Ltd.‡‡	33,353	87,389
CSL, Ltd.‡‡	21,250	627,266
CSR, Ltd.‡‡	19,434	32,232
David Jones, Ltd.‡‡	16,359	84,282
Dexus Property Group REIT‡‡	21,504	16,030
Downer EDI, Ltd.‡‡	231,818	1,674,936
Energy Resources of Australia, Ltd.	1,296	28,823
Flight Centre, Ltd.‡‡	3,162	41,703
Goodman Group REIT	17,287	10,142
GPT Group	63,198	—
GPT Group REIT‡‡	63,198	38,191
Iluka Resources, Ltd.*‡‡	10,047	35,277
Incitec Pivot, Ltd.	410,762	1,025,519
Insurance Australia Group, Ltd.‡‡	21,838	72,824
JB Hi-Fi, Ltd.Δ‡‡	97,531	1,708,791
Lend Lease Corporation, Ltd.	6,065	56,716
MacArthur Coal, Ltd.	52,359	436,044
Macquarie Airports‡‡	61,355	153,722
Macquarie Group, Ltd.Δ‡‡	51,497	2,670,868
Macquarie Infrastructure Group‡‡	24,356	31,693
Metcash Ltd.	19,144	76,000
Mineral Deposits, Ltd.Δ*	138,300	103,707
Mirvac Group REIT‡‡	18,008	26,690
National Australia Bank, Ltd.‡‡	366,549	9,946,847
Newcrest Mining, Ltd.‡‡	3,650	102,719
OneSteel, Ltd.‡‡	20,706	55,349
Orica, Ltd.‡‡	5,557	115,206
Origin Energy, Ltd.‡‡	7,430	106,974
OZ Minerals, Ltd.*	629,946	633,542
QBE Insurance Group, Ltd.‡‡	80,274	1,703,874
Quantas Airways, Ltd.‡‡	34,152	86,169
Ramsay Health Care, Ltd.‡‡	10,283	99,516
Rio Tinto, Ltd.‡‡	3,412	178,316
Santos, Ltd.‡‡	9,030	121,087
Sigma Pharmaceuticals, Ltd.+‡‡	71,978	67,626
Sonic Healthcare, Ltd.	4,705	58,982
Stockland REIT‡‡	12,232	44,028
Telstra Corporation, Ltd.‡‡	2,961,442	8,543,150
Wesfarmers, Ltd.‡‡	365,222	8,535,134
Westfield Group REIT‡‡	15,431	189,224
Westpac Banking Corporation‡‡	59,533	1,378,650
Woodside Petroleum, Ltd.‡‡	3,447	158,524

		67,412,322

Austria — 0.3%
OMV AG	64,159	2,588,480
Vienna Insurance Group	3,643	207,909
Wienerberger AG@*	26,358	543,854

		3,340,243

Belgium — 0.3%
Bekaert SA	553	73,179
Delhaize Group‡‡	20,012	1,389,267
Dexia SA*	50,677	467,199
Fortis*	345,986	1,620,670
KBC Groep NV*‡‡	1,904	95,637
Nyrstar*	40,146	486,433
Umicore‡‡	4,765	142,666

		4,275,051

Bermuda — 0.2%
Catlin Group, Ltd.‡‡	9,309	52,279
Hiscox, Ltd.‡‡	157,423	866,717
Seadrill, Ltd.*	57,300	1,196,375

		2,115,371

Brazil — 2.5%
Amil Participacoes SA*	125,937	693,094
Banco do Brasil SA	110,861	1,964,285
BM&FBOVESPA SA	148,600	1,097,976
BR Malls Participacoes SA*	37,600	444,001
Brasil Telecom Participacoes SA ADRΔ	33,759	1,799,355
CIA Paranaense de Energia ADRΔ	100,871	1,778,356
Cia Siderurgica Nacional SA	54,434	1,666,880
Cia Siderurgica Nacional SA ADRΔ	5,100	156,060
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	8,580	483,054
Cyrela Brazil Realty SA	58,900	770,993
Gafisa SA	51,000	771,506
Gerdau SA ADRΔ	12,000	161,280
Global Village Telecom Holding SA*	10,200	233,640
Hypermarcas SA*	21,000	414,879
Itau Unibanco Banco Multiplo SA ADRΔ	76,754	1,546,593
Localiza Rent A Car SA	49,800	498,956
Lojas Renner SA	48,005	835,671
Marfrig Frigorificos e Comercio de Alimentos SA*	70,590	673,386

See Notes to Schedules of Investments.

	Shares	Value
Multiplan Empreendimentos Imobiliarios SA	4,300	$67,233
Natura Cosmeticos SA	55,390	995,807
PDG Realty SA Empreendimentos e Participacoes	41,300	342,923
Petroleo Brasileiro SA ADRΔ	191,410	8,251,270
Redecard SA*	94,000	1,453,296
Tegma Gestao Logistica SA	31,778	217,043
Tele Norte Leste Participacoes SA ADRΔ	39,899	749,702
Terna Participacoes SA	35,600	798,769
Totvs SA	12,373	607,615
Tractebel Energia SA	55,135	653,553
Triunfo Participacoes e Investimentos SA*	50,300	149,912
Usinas Siderurgicas de Minas Gerais SA	31,300	803,878
Usinas Siderurgicas de Minas Gerais SA ADR	36,000	955,800
Vale SA ADRΔ	104,800	2,175,648
Votorantim Celulose e Papel SA*	2,100	34,459
Votorantim Celulose e Papel SA ADRΔ*	4,200	68,922

		34,315,795

Canada — 1.3%
Canadian National Railway Co.	48,780	2,402,437
EnCana Corporation	54,540	3,142,049
Falcon Oil & Gas, Ltd.*	481,798	218,253
First Quantum Minerals, Ltd.	43,195	2,824,126
Goldcorp, Inc.Δ	101,890	4,113,299
Kinross Gold Corporation	92,400	2,005,080
Talisman Energy, Inc.	199,300	3,467,948

		18,173,192

Chile — 0.2%
Banco Santander Chile SA ADRΔ	7,900	454,566
Centros Comerciales Sudamericanos SA	55,072	150,565
Embotelladora Andina SA ADR Class AΔ	20,000	304,400
Embotelladora Andina SA ADR Class BΔ	35,900	644,764
Enersis SA ADR	41,000	756,450
S.A.C.I. Falabella SA	83,272	367,791
Sociedad Quimica y Minera de Chile SA ADRΔ	4,000	156,520

		2,835,056

China — 2.6%
Bank of China, Ltd.	4,796,000	2,524,846
China Construction Bank Class H	3,034,000	2,423,269
China Life Insurance Co., Ltd. Class H	1,419,000	6,179,476
China Petroleum & Chemical Corporation Class H	1,468,700	1,248,861
China Railway Group, Ltd.*	1,665,000	1,430,817
China Shenhua Energy Co., Ltd. Class H	1,228,682	5,366,531
China Shipping Development Co., Ltd.	96,000	121,393
China Zhongwang Holdings, Ltd.Δ*	1,361,200	1,338,358
Ctrip.com International, Ltd. ADR*	13,700	805,423
Great Wall Motor Co., Ltd.	263,500	237,318
Guangzhou R&F Properties Co., Ltd.Δ	278,800	489,965
Huaneng Power International, Inc.	3,104,000	2,054,634
Industrial & Commercial Bank of China Class H	6,938,000	5,228,085
New World Department Store China, Ltd.	547,337	440,692
Parkson Retail Group, Ltd.	1,097,694	1,625,993
Shanda Games, Ltd. ADRΔ*	17,100	200,070
Shanda Interactive Entertainment, Ltd. ADRΔ*	1,200	61,440
Sina CorporationΔ*	44,800	1,700,608
Sinopharm Group Co. Class HΔ*	29,600	75,012
Tencent Holdings, Ltd.	53,400	868,864
Want Want China Holdings Ltd.Δ	873,566	513,992
Xinao Gas Holdings, Ltd.	437,553	869,455

		35,805,102

Colombia — 0.2%
BanColombia SA	64,300	680,397
BanColombia SA ADRΔ	40,884	1,755,150

		2,435,547

Cyprus — 0.1%
Bank of Cyprus Public Co., Ltd.	213,260	1,622,793

Czech Republic — 0.1%
CEZ AS	28,471	1,518,471

Denmark — 0.6%
A P Moller - Maersk A/S‡‡	92	632,980
D/S Norden‡‡	4,822	181,996
Danske Bank A/S*	1,147	30,044
FLSmidth & Co. A/S	10,495	571,474
H Lundbeck A/SΔ‡‡	53,707	1,113,826
Novo-Nordisk A/S Class B‡‡	79,259	4,962,403
Vestas Wind Systems A/SΔ*	7,862	568,355

		8,061,078

Egypt — 0.3%
Commercial International Bank, Ltd.	30,834	321,566
El Sewedy Cables Holding Co.	55,135	788,845
Orascom Construction Industries	63,594	2,721,412
Orascom Construction Industries GDR	7,149	312,769

		4,144,592

Estonia — 0.0%
Tallink Group, Ltd.*	746,660	447,979

Finland — 0.5%
Fortum OYJ‡‡	12,243	313,886
Konecranes OYJ‡‡	6,980	198,973
Metso Corporation	8,290	233,284
Nokia OYJ ADR‡‡	234,973	3,455,688
Sampo OYJ	5,553	139,849
Tietoenator OYJ‡‡	10,982	218,560
UPM-Kymmene OYJΔ	233,934	2,807,098

		7,367,338

France — 8.3%
Air Liquide SA	18,416	2,095,300
Alcatel-Lucent*‡‡	35,492	158,773

See Notes to Schedules of Investments.

International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Alstom‡‡	7,391	$539,378
Atos Origin SA*‡‡	2,752	138,937
AXA SA	218,222	5,907,731
BNP Paribas SAΔ‡‡	67,965	5,430,357
Bouygues SA‡‡	28,437	1,446,069
Cap Gemini SA‡‡	40,813	2,137,821
Carrefour SA‡‡	195,237	8,856,748
Casino Guichard Perrachon SAΔ	29,654	2,351,977
Christian Dior SA‡‡	39,495	3,901,183
CNP Assurances‡‡	2,194	223,555
Compagnie de Saint-GobainΔ‡‡	188,155	9,760,733
Compagnie Generale de Geophysique - VeritasΔ*	34,034	794,123
Compagnie Generale des Etablissements Michelin Class B	16,917	1,327,149
Credit Agricole SA‡‡	99,846	2,086,456
France Telecom SA‡‡	254,579	6,782,093
Gaz de France SA‡‡	11,515	511,330
Gecina SA REIT	5,235	624,345
Groupe Danone	44,207	2,663,961
Lafarge SAΔ	38,661	3,459,553
Lagardere SCA‡‡	2,554	118,962
Nexans SA‡‡	10,022	809,990
Peugeot SA*‡‡	2,257	68,814
PPR	1,602	205,337
Publicis Groupe‡‡	4,552	182,584
Sanofi-Aventis‡‡	51,334	3,767,268
Schneider Electric SA	27,635	2,800,866
SCOR SE	13,505	369,166
Societe BIC SA	5,391	383,404
Societe Generale Class A‡‡	117,285	9,439,644
SOITECΔ*	57,779	809,579
Technip SAΔ	30,420	1,943,094
Teleperformance	4,204	141,095
Thales SA‡‡	3,551	176,157
Total SAΔ‡‡	380,750	22,624,025
Total SA ADR	4,500	266,670
Unibail-Rodamco REIT‡‡	5,042	1,047,342
Valeo SA*‡‡	10,552	277,713
Vallourec	4,862	823,899
Vivendi SA‡‡	125,775	3,891,817
Wendel Investissement	32,400	2,046,573

		113,391,571

Germany — 6.0%
Aareal Bank AG	6,593	157,743
Aixtron AGΔ	18,190	495,636
Allianz AG‡‡	34,668	4,330,963
BASF AG‡‡	93,968	4,979,193
Bayer AG‡‡	73,651	5,103,276
Bayerische Motoren Werke AG	35,627	1,717,849
Beiersdorf AGΔ	23,040	1,353,013
Daimler AG‡‡	23,826	1,199,563
Deutsche Bank AG‡‡	46,563	3,573,514
Deutsche Boerse AG	27,865	2,277,365
Deutsche Lufthansa AG‡‡	173,112	3,067,763
Deutsche Post AG	6,535	122,407
Deutsche Telekom AG‡‡	500,384	6,831,806
E.ON AG‡‡	27,870	1,181,914
GEA Group AG‡‡	171,484	3,578,439
Hannover Rueckversicherung AG*	69,430	3,183,157
Hochtief AG‡‡	2,493	189,923
Infineon Technologies AG*	10,619	59,904
K+S AG	17,293	943,655
Linde AG	25,383	2,751,657
Merck KGaA	20,880	2,076,206
Metro AG‡‡	37,304	2,109,868
MTU Aero Engines Holding AG‡‡	5,642	267,173
Muenchener Rueckversicherungs AG‡‡	27,313	4,357,786
Norddeutsche Affinerie AG‡‡	5,715	238,181
RWE AG‡‡	179,203	16,644,250
Salzgitter AG‡‡	996	95,466
SAP AG‡‡	91,693	4,465,498
Siemens AG‡‡	16,738	1,549,960
Software AG‡‡	730	61,959
Suedzucker AG‡‡	4,711	95,480
Symrise AG	98,381	1,875,884
ThyssenKrupp AG‡‡	6,155	211,934
Tognum AG‡‡	6,365	108,791
United Internet AG*	28,909	436,156
Volkswagen AG‡‡	762	125,257
Wincor Nixdorf AG‡‡	5,591	360,074

		82,178,663

Greece — 0.5%
Coca Cola Hellenic Bottling Co. SA	94,971	2,527,983
National Bank of Greece SA*	43,217	1,549,427
Public Power Corporation*	139,065	3,095,263

		7,172,673

Hong Kong — 3.7%
ASM Pacific Technology, Ltd.	400	2,836
Beijing Enterprises Holdings, Ltd.	112,000	593,235
Belle International Holdings, Ltd.	919,000	943,896
BOC Hong Kong Holdings, Ltd.‡‡	40,000	87,741
Cheung Kong Holdings, Ltd.‡‡	10,000	126,902
Cheung Kong Infrastructure Holdings, Ltd.	2,000	7,148
China Mengniu Dairy Co., Ltd.*	228,000	583,676
China Mobile, Ltd.	422,249	4,118,944
China Overseas Land & Investment, Ltd.Δ	1,931,892	4,177,845
China Resources Land, Ltd.	330,000	723,015
China Resources Power Holdings Co.	121,400	282,273
China Unicom Hong Kong, Ltd.	2,428,000	3,439,905
Chinese Estates Holdings, Ltd.	8,000	13,522
CLP Holdings, Ltd.‡‡	3,500	23,755
CNOOC, Ltd.	991,000	1,332,407
Dairy Farm International Holdings, Ltd.	227,700	1,361,646
Esprit Holdings, Ltd.‡‡	306,900	2,059,187
Hang Lung Group, Ltd.	5,000	25,032
Hang Lung Properties, Ltd.‡‡	5,000	18,419
Hang Seng Bank, Ltd.	600	8,648
Henderson Land Development Co., Ltd.‡‡	18,000	118,451
Hengan International Group Co., Ltd.	144,000	870,498
Hong Kong & China Gas Co., Ltd.	28,000	70,740
Hong Kong Electric Holdings, Ltd.‡‡	657,000	3,602,880

See Notes to Schedules of Investments.

	Shares	Value
Hong Kong Exchanges and Clearing, Ltd.‡‡	53,200	$964,458
Hopewell Holdings	16,500	51,842
Hutchison Whampoa, Ltd.‡‡	500,600	3,613,986
Hysan Development Co., Ltd.	339,000	848,588
Industrial and Commercial Bank of China Asia, Ltd.	8,000	18,106
Jardine Matheson Holdings, Ltd.	118,800	3,611,520
Li & Fung, Ltd.	696,000	2,806,433
Link REIT‡‡	12,500	27,516
Mongolia Energy Co., Ltd.*	15,000	5,323
New World Development, Ltd.	17,000	36,588
Noble Group, Ltd.	912,000	1,586,200
Orient Overseas International, Ltd.*	9,000	45,987
Pacific Basin Shipping, Ltd.Δ	436,000	287,477
PCCW, Ltd.	14,000	3,649
Shangri-La Asia, Ltd.	278,000	523,713
Sino Land Co., Ltd.	402,000	719,964
Sun Hung Kai Properties, Ltd.‡‡	374,000	5,511,035
Swire Pacific, Ltd. Class A‡‡	5,000	58,774
Television Broadcasts, Ltd.	8,000	34,477
VTech Holdings, Ltd.Δ	109,000	938,800
Wharf Holdings, Ltd.‡‡	862,250	4,578,240
Wheelock & Co., Ltd.‡‡	28,000	91,767
Wing Hang Bank, Ltd.	1,000	9,839
Yue Yuen Industrial Holdings, Ltd.	22,000	61,032

		51,027,915

Hungary — 0.2%
MOL Hungarian Oil and Gas PLC*	26,330	2,198,649
MOL Hungarian Oil and Gas PLC ADR*	7,460	308,844

		2,507,493

India — 2.2%
Ambuja Cements, Ltd.	411,521	852,470
Andhra Bank, Ltd.	390,768	861,469
Asian Paints, Ltd.	35,448	1,035,880
Bank of Baroda	36,928	369,779
Bharat Heavy Electricals, Ltd.	14,180	686,479
Bharti Airtel, Ltd.	198,641	1,729,153
Cairn India, Ltd.*	59,501	323,882
Container Corporation of India, Ltd.	30,063	747,872
Dabur India, Ltd.	165,095	488,713
HDFC Bank, Ltd.	92,149	3,161,666
Housing Development Finance Corporation	78,418	4,547,364
ICICI Bank, Ltd. ADRΔ	47,500	1,831,600
Indraprastha Gas, Ltd.	83,749	284,299
Infosys Technologies, Ltd.	90,265	4,327,766
Infosys Technologies, Ltd. ADRΔ	27,450	1,331,050
Larsen & Toubro, Ltd.	47,540	1,669,360
Maruti Suzuki India, Ltd.	9,661	341,695
Opto Circuits India, Ltd.	69,177	289,981
Sesa Goa, Ltd.	74,423	411,063
Shriram Transport Finance Co., Ltd.	94,689	749,166
State Bank of India, Ltd.	7,862	358,730
Steel Authority of India, Ltd.	131,472	467,073
Sterlite Industries India, Ltd.	85,200	1,374,571
Sun Pharmaceuticals Industries, Ltd.	58,939	1,724,675
Welspun-Gujarat Stahl, Ltd.	99,472	537,734

		30,503,490

Indonesia — 0.9%
Astra International TBK, PT	275,500	950,639
Bank Danamon Indonesia TBK	811,219	415,472
Bank Rakyat Indonesia	6,859,125	5,322,653
Indocement Tunggal Prakarsa TBK PT	1,092,796	1,198,514
PT Bank Central Asia TBK	1,281,500	613,237
PT Panin Life TBK@*	22,316,000	334,798
PT Ramayana Lestari Sentosa TBK	3,782,500	254,384
PT Telekomunikasi Indonesia TBK	3,996,307	3,576,622
Tambang Batubara Bukit Asam TBK PT	105,000	153,181

		12,819,500

Ireland — 0.1%
CRH PLC	23,673	654,908
Experian PLC‡‡	12,700	106,862

		761,770

Israel — 0.8%
Check Point Software Technologies, Ltd.Δ*	34,510	978,358
Israel Chemicals, Ltd.	13,043	149,251
Nice Systems, Ltd. ADRΔ*	35,050	1,066,922
Teva Pharmaceutical Industries, Ltd. ADRΔ	170,585	8,624,778

		10,819,309

Italy — 2.1%
Alleanza Assicurazioni SpA‡‡	12,610	113,762
Atlantia SpA	2,224	53,927
Banco Popolare SC*	79,969	767,087
Buzzi Unicem SpA‡‡	12,359	213,411
DiaSorin SpA	12,501	420,749
Enel SpA‡‡	46,608	295,836
ENI SpAΔ‡‡	226,090	5,650,927
Fiat SpA*‡‡	146,052	1,468,562
Impregilo SpA	19,532	85,461
Intesa Sanpaolo SpA*‡‡	1,481,733	6,553,702
Italcementi SpA‡‡	9,603	147,834
Mediaset SpA‡‡	390,917	2,734,405
Pirelli & C SpA*‡‡	227,272	121,724
Prysmian SpA‡‡	8,846	165,953
Saipem SpA	116,098	3,496,396
Telecom Italia SpA‡‡	155,360	272,589
UniCredito Italiano SpA*‡‡	1,588,099	6,204,964

		28,767,289

Japan — 14.8%
77 Bank, Ltd. (The)	139,000	792,826
Advantest CorporationΔ	57,400	1,592,224
Aeon Credit Service Co., Ltd.Δ	119,200	1,200,432
Aioi Insurance Co., Ltd.	5,000	25,511
Aisin Seiki Co., Ltd.	12,800	312,282
Alps Electric Co., Ltd.*‡‡	30,900	178,312
Amada Co., Ltd.	9,000	60,558
Asahi Glass Co., Ltd.‡‡	299,000	2,414,917
Asics Corporation	7,000	65,114
Astellas Pharma, Inc.Δ‡‡	222,500	9,146,382
Canon Marketing Japan, Inc.‡‡	7,600	134,534

See Notes to Schedules of Investments.

International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Canon, Inc.Δ‡‡	431,450	$17,447,374
Central Glass Co., Ltd.‡‡	42,000	186,687
Central Japan Railway Co.‡‡	217	1,559,238
Chubu Electric Power Co., Inc.‡‡	6,600	160,285
Chuo Mitsui Trust Holdings, Inc.‡‡	5,000	18,548
Circle K Sunkus Co., Ltd.‡‡	5,300	80,003
Coca-Cola West Holdings Co., Ltd.	1,600	31,317
COMSYS Holdings Corporation‡‡	26,900	294,877
Credit Saison Co., Ltd.‡‡	10,300	121,170
Dai Nippon Printing Co., Ltd.‡‡	14,000	192,770
Daicel Chemical Industries, Ltd.	9,000	54,342
Daido Steel Co., Ltd.	3,000	10,895
Daifuku Co., Ltd.	10,500	70,300
Daito Trust Construction Co., Ltd.‡‡	37,100	1,620,141
Daiwa Securities Group, Inc.‡‡	293,000	1,511,268
Denso Corporation‡‡	82,300	2,420,453
DIC Corporation	11,000	15,685
Doutor Nichires Holdings Co., Ltd.	6,400	98,176
Dowa Holdings Co., Ltd.	16,000	96,964
East Japan Railway Co.‡‡	7,400	532,546
Ebara Corporation*‡‡	35,000	154,013
Elpida Memory, Inc.*	2,500	32,780
FamilyMart Co., Ltd.‡‡	3,000	96,586
Fanuc, Ltd.‡‡	40,700	3,649,919
Fast Retailing Co., Ltd.	3,400	430,279
Fuji Heavy Industries, Ltd.*	9,000	34,991
Fuji Oil Co., Ltd.	8,100	114,329
FUJIFILM Holdings Corporation‡‡	89,400	2,679,062
Fujikura, Ltd.	28,000	137,247
Fujitsu, Ltd.Δ‡‡	176,000	1,150,916
Funai Electric Co., Ltd.‡‡	5,200	237,509
Furukawa Electric Co., Ltd.	11,000	44,728
Godo Steel, Ltd.	100,000	196,068
Gunma Bank, Ltd.	107,000	588,849
Hakuhodo DY Holdings, Inc.‡‡	960	52,297
Haseko Corporation*	27,000	26,469
Hisamitsu Pharmaceutical Co., Inc.	27,900	1,131,354
Hitachi Capital Corporation‡‡	12,600	154,684
Hitachi Chemical Co., Ltd.	40,300	823,374
Hitachi, Ltd.*‡‡	20,000	61,494
Honda Motor Co., Ltd.Δ‡‡	150,800	4,645,040
Hosiden Corporation	18,600	252,172
Hoya Corporation	60,500	1,428,842
Ibiden Co., Ltd.	9,500	353,479
Inpex Holdings, Inc.Δ	813	6,937,648
Isuzu Motors, Ltd.*	10,000	21,166
IT Holdings Corporation	1,100	15,183
Itochu Corporation‡‡	168,000	1,113,574
Japan Steel Works, Ltd.	83,640	961,583
JFE Holdings, Inc.Δ‡‡	48,200	1,653,829
JGC CorporationΔ‡‡	60,000	1,227,204
JS Group Corporation	21,700	380,744
JTEKT CorporationΔ	49,500	576,806
Jupiter Telecommunications Co., Ltd.	47	45,448
Kagoshima Bank, Ltd.	17,000	135,220
Kaken Pharmaceutical Co., Ltd.‡‡	15,000	140,868
Kandenko Co., Ltd.‡‡	12,000	83,017
Kaneka Corporation‡‡	25,000	179,636
Kansai Paint Co., Ltd.‡‡	33,000	257,339
Kao Corporation‡‡	314,000	7,765,610
Kawasaki Kisen Kaisha, Ltd.*‡‡	38,000	140,968
KDDI Corporation‡‡	1,869	10,535,443
Keio Corporation	7,000	47,803
Keyence Corporation	5,000	1,068,345
Kinden Corporation‡‡	9,000	75,297
Kissei Pharmaceutical Co., Ltd.‡‡	5,000	128,112
Kobayashi Pharmaceutical Co., Ltd.	800	36,451
Koito Manufacturing Co., Ltd.Δ	44,000	610,260
Komatsu, Ltd.Δ	43,400	813,221
Konica Minolta Holdings, Inc.Δ	99,500	943,291
Kose Corporation‡‡	4,000	97,588
K’s Holdings Corporation	5,300	177,720
Kubota CorporationΔ‡‡	174,000	1,447,981
Kuraray Co., Ltd.Δ	83,500	911,602
Kureha CorporationΔ	81,000	499,003
Kyocera Corporation‡‡	1,700	157,756
Kyoei Steel, Ltd.	12,500	300,089
Kyowa Exeo Corporation‡‡	12,500	122,681
Lawson, Inc.Δ‡‡	24,300	1,128,848
Leopalace21 Corporation‡‡	4,600	36,948
Lintec Corporation‡‡	3,500	66,674
Maeda Road Construction Co., Ltd.	37,000	332,635
Makita Corporation	900	28,575
Marubeni CorporationΔ	457,000	2,306,255
Matsumotokiyoshi Holdings Co., Ltd.‡‡	1,600	39,926
Mazda Motor Corporation*	27,000	60,458
Mediceo Paltac Holdings Co., Ltd.	1,700	23,919
Millea Holdings, Inc.	208,000	6,024,620
Minebea Co., Ltd.Δ	70,000	321,283
Miraca Holdings, Inc.‡‡	12,500	408,010
Mitsubishi Corporation‡‡	240,500	4,865,460
Mitsubishi Electric Corporation*	69,000	522,698
Mitsubishi Estate Co., Ltd.‡‡	7,000	110,110
Mitsubishi Gas Chemical Co., Inc.	145,000	788,281
Mitsubishi Materials Corporation*	14,000	38,679
Mitsubishi UFJ Financial Group, Inc.‡‡	64,000	343,653
Mitsubishi UFJ Lease & Finance Co., Ltd.‡‡	3,370	101,740
Mitsui & Co., Ltd.‡‡	16,000	209,258
Mitsui Fudosan Co., Ltd.‡‡	45,000	761,488
Mitsui Mining & Smelting Co., Ltd.*	13,000	33,309
Mitsui OSK Lines, Ltd.‡‡	6,000	35,560
Mitsui Sumitomo Insurance Group Holdings, Inc.‡‡	900	24,815
Mitsumi Electric Co., Ltd.‡‡	6,600	142,492
Mizuho Financial Group, Inc.‡‡	62,000	122,943
Mochida Pharmaceutical Co., Ltd.‡‡	12,000	126,998
Musashino Bank, Ltd. (The)‡‡	4,700	142,155

See Notes to Schedules of Investments.

	Shares	Value
Nabtesco Corporation	5,000	$59,656
Namco Bandai Holdings, Inc.	4,300	44,023
NEC Electronics Corporation*‡‡	18,000	160,018
NHK Spring Co., Ltd.	5,000	41,274
Nichirei Corporation	15,000	59,322
Nihon Unisys, Ltd.	1,200	10,802
Nintendo Co., Ltd.Δ‡‡	8,978	2,300,384
Nippon Electric Glass Co., Ltd.‡‡	16,000	145,981
Nippon Express Co., Ltd.‡‡	7,000	28,463
Nippon Kayaku Co., Ltd.	14,000	123,990
Nippon Meat Packers, Inc.	117,000	1,504,127
Nippon Mining Holdings, Inc.	19,500	96,017
Nippon Oil CorporationΔ‡‡	220,000	1,235,225
Nippon Sheet Glass Co., Ltd.	10,000	33,421
Nippon Steel CorporationΔ	95,000	347,129
Nippon Telegraph & Telephone Corporation‡‡	24,100	1,116,872
Nipponkoa Insurance Co., Ltd.	5,000	31,304
Nishi-Nippon City Bank, Ltd. (The)	35,000	88,509
Nissan Motor Co., Ltd.*‡‡	26,100	176,491
Nissan Shatai Co., Ltd.‡‡	16,000	128,513
Nisshin Seifun Group, Inc.‡‡	9,500	132,925
Nitto Denko Corporation‡‡	83,400	2,555,005
Nomura Holdings, Inc.Δ	166,600	1,026,344
Nomura Real Estate Holdings, Inc.	1,000	16,254
NTT DoCoMo, Inc.Δ‡‡	618	987,258
OJI Paper Co., Ltd.‡‡	30,000	135,353
Okinawa Electric Power Co., Inc.‡‡	8,000	477,692
OKUMA Corporation	20,000	100,707
Omron CorporationΔ‡‡	35,500	669,938
ORIX CorporationΔ‡‡	14,410	879,706
Osaka Gas Co., Ltd.‡‡	273,000	958,001
Pacific Metals Co., Ltd.	10,000	75,865
Point, Inc.	2,660	176,020
Promise Co., Ltd.*‡‡	3,150	17,195
QP Corporation	1,200	13,702
Rakuten, Inc.	3,193	2,127,125
Rengo Co., Ltd.‡‡	18,000	110,288
Rohm Co., Ltd.‡‡	3,000	209,881
Santen Pharmaceutical Co., Ltd.	35,900	1,319,779
Sanyo Electric Co., Ltd.*	25,000	59,322
SBI Holdings, Inc.	176	34,822
Secom Co., Ltd.‡‡	600	30,212
Seiko Epson Corporation‡‡	5,000	74,974
Seino Holdings Corporation	11,000	95,215
Sekisui House, Ltd.‡‡	257,000	2,319,055
Seven & Holdings Co., Ltd.‡‡	279,500	6,694,424
Sharp Corporation‡‡	3,000	33,354
Shimamura Co., Ltd.	21,100	2,070,863
Shin-Etsu Chemical Co., Ltd.Δ‡‡	84,000	5,165,488
Shinko Electric Industries Co., Ltd.	33,400	594,960
Shinsei Bank, Ltd.*	23,000	35,359
SKY Perfect JSAT Holdings, Inc.	151	69,390
Snow Brand Milk Products Co., Ltd.+	6,500	24,258
Softbank Corporation‡‡	4,100	90,116
Sojitz Corporation	6,600	12,573
Sompo Japan Insurance, Inc.‡‡	3,000	20,186
Sony Corporation‡‡	85,500	2,528,853
Stanley Electric Co., Ltd.‡‡	6,300	127,734
Sumco CorporationΔ‡‡	43,200	981,763
Sumitomo Bakelite Co., Ltd.‡‡	40,000	212,109
Sumitomo CorporationΔ	146,000	1,504,484
Sumitomo Electric Industries, Ltd.	65,600	857,956
Sumitomo Forestry Co., Ltd.‡‡	5,200	43,736
Sumitomo Metal Mining Co., Ltd.‡‡	5,000	82,103
Sumitomo Mitsui Financial Group, Inc.‡‡	4,900	170,857
Sumitomo Realty & Development Co., Ltd.‡‡	3,000	54,910
Sumitomo Trust & Banking Co., Ltd.‡‡	15,000	79,708
Suzuken Co., Ltd.‡‡	2,900	100,150
Taiyo Yuden Co., Ltd.	52,700	621,727
Takeda Pharmaceutical Co., Ltd.Δ‡‡	257,300	10,720,236
TDK Corporation‡‡	2,000	115,635
THK Co., Ltd.	2,800	54,837
Toho Gas Co., Ltd.‡‡	139,000	634,880
Tohoku Electric Power Co., Inc.‡‡	600	13,368
Tokai Rika Co., Ltd.	5,400	96,913
Tokuyama Corporation‡‡	30,000	219,908
Tokyo Electric Power Co., Inc.‡‡	2,300	60,341
Tokyo Electron, Ltd.‡‡	24,500	1,563,917
Tokyo Gas Co., Ltd.‡‡	224,000	930,786
Tokyo Steel Manufacturing Co., Ltd.‡‡	12,100	148,276
Tokyu Land CorporationΔ	172,000	687,885
Toppan Forms Co., Ltd.	7,500	102,935
Toppan Printing Co., Ltd.Δ‡‡	69,000	653,373
Toshiba CorporationΔ*	376,000	1,972,885
Toyo Seikan Kaisha, Ltd.‡‡	8,900	171,228
Toyo Suisan Kaisha, Ltd.‡‡	7,000	189,495
Toyota Auto Body Co., Ltd.‡‡	5,500	107,224
Toyota Motor CorporationΔ‡‡	185,540	7,379,021
Trend Micro, Inc.Δ	37,500	1,399,488
Uni-Charm CorporationΔ	50,900	4,831,148
UNY Co., Ltd.	3,000	22,459
USS Co., Ltd.‡‡	3,760	224,096
West Japan Railway Co.Δ‡‡	839	3,177,853
Xebio Co., Ltd.	800	18,849
Yamada Denki Co., Ltd.	13,940	944,190
Yamaha Corporation	3,000	35,493
Yamatake Corporation	2,100	47,257
Yamato Holdings Co., Ltd.Δ‡‡	111,000	1,823,929
Yamato Kogyo Co., Ltd.	2,300	64,825
Yokogawa Electric Corporation	7,900	69,966
Yokohama Rubber Co., Ltd.	12,000	58,954

		202,731,758

Jersey — 0.0%
KazakhGold Group, Ltd. GDR*	12,556	91,031

Kazakhstan — 0.0%
Kazmunaigas Exploration Production GDR	6,964	155,854

Luxembourg — 0.3%
ArcelorMittalΔ	46,978	1,756,450
Evraz Group SA GDRΔ*	38,617	1,005,973
Millicom International Cellular SA*	10,000	727,400

See Notes to Schedules of Investments.

International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Millicom International Cellular SA ADR*	858	$62,645

		3,552,468

Malaysia — 0.2%
AirAsia BHD*	1,519,800	614,770
Bumiputra-Commerce Holdings BHD	637,237	2,043,725
Public Bank BHD	45,200	133,471

		2,791,966

Mexico — 0.9%
America Movil SA de CV ADR Series L	171,620	7,522,105
Cemex SAB de CV ADRΔ*	10,200	131,784
Corporacion Moctezuma SA de CV@	195,089	390,265
Grupo Financiero Inbursa SAΔ	451,237	1,277,117
Grupo Televisa SA ADR	94,396	1,754,822
Megacable Holdings SAB de CV*	339,762	641,915
Urbi Desarrollos Urbanos SA*	340,200	689,625
Wal-Mart de Mexico SAB de CV Series V	133,882	464,227

		12,871,860

Netherlands — 3.4%
Akzo Nobel NV‡‡	44,480	2,755,591
ASML Holding NV	20,860	613,565
CSM‡‡	14,340	361,984
European Aeronautic Defence and Space Co., NVΔ‡‡	31,684	711,471
Imtech NV‡‡	7,794	198,739
ING Groep NV*‡‡	390,002	6,962,691
James Hardie Industries NV*	9,371	64,979
Koninklijke Ahold NV‡‡	47,575	572,270
Koninklijke BAM Groep NV	27,540	317,934
Koninklijke DSM NV	13,075	546,259
Koninklijke Philips Electronics NV ADRΔ	29,700	723,492
New World Resources NV	43,427	427,524
Reed Elsevier NV	648,780	7,319,852
Royal Dutch Shell PLC‡‡	24,147	696,370
Royal Dutch Shell PLC Class A	293,409	8,394,032
Royal Dutch Shell PLC Class B‡‡	131,802	3,656,720
SBM Offshore NV	139,600	2,968,257
TNT NV	117,878	3,163,607
TomTom NV*	48,231	827,188
Unilever NV	180,408	5,199,508

		46,482,033

New Zealand — 0.2%
Telecom Corporation of New Zealand, Ltd.	1,079,934	2,074,819

Nigeria — 0.1%
First City Monument Bank PLC*	9,271,591	371,235
Guaranty Trust Bank GDRΔ	110,656	619,673
United Bank for Africa PLC@	7,930,171	742,478

		1,733,386

Norway — 0.9%
DnB NOR ASA*	152,000	1,760,496
Fred Olsen Energy ASA	9,700	361,729
StatoilHydro ASA	203,637	4,579,638
Tandberg ASAΔ	26,200	627,319
Telenor ASA*	429,500	4,974,559

		12,303,741

Panama — 0.1%
Copa Holdings SAΔ	23,100	1,027,719

Papua New Guinea — 0.0%
Lihir Gold, Ltd.*	130,420	322,158

Peru — 0.2%
Compania de Minas Buenaventura SA ADRΔ	4,201	147,917
Credicorp, Ltd.	28,461	2,213,128

		2,361,045

Philippines — 0.2%
International Container Terminal Services, Inc.	1,301,050	604,118
Philippine Long Distance Telephone Co.	41,910	2,131,766

		2,735,884

Poland — 0.0%
Powszechna Kasa Oszczednosci Bank Polski SA	28,998	338,972

Russia — 1.9%
Gazprom OAO ADRΔ	239,857	5,670,219
Kalina ADR*	7,200	93,600
LSR Group GDR*	77,900	475,190
LUKOIL ADR	70,156	3,848,057
Magnit OAO@	38,126	2,268,497
Mobile Telesystems ADR	37,296	1,800,278
NovaTek OAO GDR	35,634	1,756,756
Novorossiysk Commercial Sea Port GDR	99,136	1,085,539
Pharmstandard GDR*	16,623	299,546
Raspadskaya@	258,072	998,739
Rosneft Oil Co. GDR*	137,696	1,046,490
Sberbank	1,069,137	2,127,583
Seventh Continent*	24,076	214,276
Vimpel-Communications ADRΔ*	99,200	1,855,040
X 5 Retail Group NV GDR*	101,616	2,469,269

		26,009,079

Singapore — 1.4%
Ascendas, Ltd. REIT	4,000	5,481
CapitaMall Trust REIT	10,000	13,133
ComfortDelgro Corporation, Ltd.	2,000	2,286
DBS Group Holdings, Ltd.‡‡	11,000	103,702
Golden Agri-Resources, Ltd.*	1,086,000	331,509
Indofood Agri Resources, Ltd.*	43,000	48,841
Jardine Cycle & Carriage, Ltd.	6,000	103,503
Neptune Orient Lines, Ltd.	24,000	30,327
Oversea-Chinese Banking Corporation‡‡	790,345	4,404,364
Raffles Education Corporation, Ltd.	2,115,000	765,733
SembCorp Industries, Ltd.	633,000	1,523,352
SembCorp Marine, Ltd.	28,000	63,210
Singapore Exchange, Ltd.	5,000	29,887
Singapore Technologies Engineering, Ltd.	6,000	11,713
Singapore Telecommunications, Ltd.‡‡	2,491,000	5,747,169
StarHub, Ltd.	7,000	10,783
United Overseas Bank, Ltd.‡‡	317,000	3,776,140

See Notes to Schedules of Investments.

	Shares	Value
United Overseas Land, Ltd.	3,186	$7,781
Wilmar International Ltd.	600,000	2,691,939
Yangzijiang Shipbuilding Holdings, Ltd.	99,000	67,820

		19,738,673

South Africa — 1.2%
African Bank Investments, Ltd.	49,059	192,657
AngloGold Ashanti, Ltd.	6,591	264,535
Aspen Pharmacare Holdings, Ltd.*	24,897	204,989
Aveng, Ltd.	60,119	346,132
Bidvest Group, Ltd.	122,349	1,930,841
FirstRand, Ltd.	307,054	674,849
Impala Platinum Holdings, Ltd.	73,341	1,708,556
Imperial Holdings, Ltd.	35,294	375,069
Mr. Price Group, Ltd.	65,784	297,744
MTN Group, Ltd.	163,341	2,656,031
Naspers, Ltd.	20,953	715,922
Pick’n Pay Stores, Ltd.	76,390	405,746
Sasol, Ltd.	91,297	3,432,145
Standard Bank Group, Ltd.	234,772	3,036,222

		16,241,438

South Korea — 1.9%
Amorepacific Corporation	1,931	1,383,207
Daewoo Securities Co., Ltd.	3,570	65,295
GS Engineering & Construction Corporation	13,498	1,056,241
Hyundai Motor Co.	5,524	522,746
KB Financial Group, Inc.*	16,470	845,691
Korea Electric Power Corporation*	83,760	2,544,968
KTBNetwork*	39,229	166,305
LG Display Co., Ltd.*	10,860	312,458
LG Electronics, Inc.	6,240	664,647
POSCO	3,053	1,261,881
Samsung Electro-Mechanics Co., Ltd.	850	73,223
Samsung Electronics Co., Ltd.	14,057	9,723,280
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A*	5,507	1,152,112
Samsung Fire & Marine Insurance Co., Ltd.	9,217	1,885,251
Shinhan Financial Group Co., Ltd.*	106,711	4,256,666

		25,913,971

Spain — 4.6%
Banco Bilbao Vizcaya Argentaria SA‡‡	69,036	1,225,425
Banco Espanol de Credito SA	13,857	188,989
Banco Popular Espanol SA	5,647	56,606
Banco Santander SA‡‡	1,127,214	18,144,688
Bolsas y Mercados Espanoles	2,901	112,965
Corporacion Financiera Alba	7,249	413,601
Ebro Puleva SA	16,314	310,352
Enagas	73,321	1,532,170
Endesa SA‡‡	3,226	106,596
Gamesa Corporation Tecnologica SA	13,805	309,287
Gestevision Telecinco SA	44,228	557,898
Iberdrola SA‡‡	1,045,337	10,256,650
Inditex SA	34,288	1,967,385
Laboratorios Almirall SA	22,499	292,037
Mapfre SA	732,390	3,276,335
Red Electrica de Espana	7,807	399,512
Repsol YPF SA‡‡	11,122	302,561
Tecnicas Reunidas SA	10,805	590,721
Telefonica SA‡‡	815,767	22,508,322
Viscofan SA	18,870	458,937

		63,011,037

Sri Lanka — 0.0%
Dialog Telekom, Ltd.*	2,779,310	157,338

Sweden — 0.5%
Assa Abloy AB Class BΔ	114,342	1,858,313
Boliden AB	4,909	52,742
Electrolux AB*	7,104	162,535
Hennes & Mauritz AB Class B‡‡	7,735	434,385
Holmen AB	4,357	119,997
Investor AB‡‡	776	14,165
Nordea Bank AB‡‡	25,534	257,122
Skandinaviska Enskilda Banken AB*	15,449	104,155
Skanska AB‡‡	19,291	283,083
Ssab Svenskt Stal AB	19,608	303,767
Svenska Cellulosa AB‡‡	18,035	244,473
Svenska Handelsbanken AB‡‡	44,220	1,129,073
Swedbank AB*	10,371	98,929
Tele2 AB‡‡	29,958	397,500
Telefonaktiebolaget LM Ericsson Class B‡‡	71,630	719,244

		6,179,483

Switzerland — 6.9%
ABB, Ltd.*‡‡	149,737	3,005,432
Alcon, Inc.	4,600	637,882
Baloise Holding AG	14,996	1,432,601
Clariant AG*‡‡	12,629	114,920
Compagnie Financiere Richemont SAΔ‡‡	90,846	2,566,796
Credit Suisse Group‡‡	35,441	1,966,474
Holcim, Ltd.*	22,500	1,543,713
Julius Baer Holding AG	53,087	2,651,020
Nestle SA‡‡	478,416	20,386,809
Novartis AG‡‡	387,947	19,410,452
Roche Holding AG‡‡	85,515	13,822,023
Schindler Holding AG	4,055	278,016
SGS SA	72	96,922
Sonova Holding AG	16,076	1,621,096
STMicroelectronics NV‡‡	91,449	866,131
Sulzer AG	2,778	239,922
Swatch Group AG	36,147	4,399,138
Swiss Life Holding*	722	85,417
Swisscom AG	335	119,851
Syngenta AG	1,577	362,331
Synthes, Inc.	24,234	2,920,801
UBS AG*	187,564	3,433,455
Xstrata PLC*	259,765	3,829,720
Zurich Financial Services AG‡‡	37,914	9,018,432

		94,809,354

Taiwan — 1.9%
Acer, Inc.	752,730	1,919,991
Cathay Financial Holding Co., Ltd.*	395,000	656,122
Chunghwa Telecom Co., Ltd.	1,202,763	2,166,231
HON HAI Precision Industry Co., Ltd.	381,950	1,532,647
MediaTek, Inc.	260,792	4,348,156

See Notes to Schedules of Investments.

International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Novatek Microelectronics Corporation, Ltd.	114,445	$270,555
Quanta Computer, Inc.	320,849	673,675
Taishin Financial Holding Co., Ltd.*	2,012,000	876,197
Taiwan Semiconductor Manufacturing Co., Ltd.	4,535,348	9,099,476
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	230,704	2,528,516
United Microelectronics Corporation*	1,268,000	621,220
Yuanta Financial Holding Co., Ltd.	1,235,000	914,303

		25,607,089

Thailand — 0.2%
Central Pattana PCL ADR	1,049,592	731,981
CP ALL PCL@	831,468	500,225
Siam Commercial Bank Public Co., Ltd.	545,684	1,388,301

		2,620,507

Turkey — 0.5%
Akenerji Elektrik Uretim AS	8,810	82,520
Coca-Cola Icecek Uretim AS	82,153	581,271
Turk Hava Yollari	161,552	420,209
Türkiye Garanti Bankasi AS	1,161,791	4,384,117
Yapi ve Kredi Bankasi*	872,555	1,905,039

		7,373,156

United Arab Emirates — 0.0%
DP World, Ltd.	27,800	15,568

United Kingdom — 14.8%
Aberdeen Asset Management PLC	438,500	1,051,189
Aegis Group PLC‡‡	56,877	101,806
Aggreko PLCΔ	172,296	1,933,002
AMEC PLC‡‡	208,303	2,513,405
Anglo American PLCΔ*‡‡	269,460	8,566,128
Antofagasta PLC‡‡	168,083	2,040,194
ARM Holdings PLC Δ	594,440	1,364,214
AstraZeneca PLC‡‡	150,399	6,739,737
Atkins WS PLC‡‡	53,941	541,376
Autonomy Corporation PLC*	95,192	2,478,230
Aviva PLC‡‡	785,523	5,625,406
BAE Systems PLC‡‡	663,544	3,703,087
Barclays PLC*‡‡	449,708	2,659,208
BBA Aviation PLC‡‡	24,942	63,100
Berkeley Group Holdings PLC*‡‡	4,975	70,445
BG Group PLC‡‡	586,355	10,186,152
BHP Billiton PLC‡‡	441,236	12,044,223
BP PLC‡‡	1,663,229	14,699,317
Bradford & Bingley PLC+Δ*	28,672	—
Brit Insurance Holdings PLC‡‡	59,976	195,441
British Land Co. PLC‡‡ REIT	4,751	36,081
Britvic PLC	76,817	432,749
BT Group PLC‡‡	962,963	2,000,658
Cable & Wireless PLC‡‡	71,824	164,718
Capita Group PLC (The)	65,499	756,297
Carnival PLC	71,510	2,436,542
Centrica PLC‡‡	36,371	146,247
Charter International PLC‡‡	9,993	109,557
Close Brothers Group PLC	56,783	722,356
Compass Group PLC	740,635	4,525,104
CSR PLC*	84,084	630,375
Daily Mail and General Trust PLC‡‡	8,852	64,963
Drax Group PLC‡‡	21,259	160,193
Electrocomponents PLC‡‡	32,962	80,914
Eurasian Natural Resources Corporation‡‡	12,342	172,885
Firstgroup PLC	273,120	1,805,756
Game Group PLC‡‡	65,823	167,997
GlaxoSmithKline PLC‡‡	887,524	17,439,283
Hammerson PLC REIT‡‡	4,292	27,046
Hays PLC‡‡	146,445	243,404
HMV Group PLC‡‡	52,229	87,560
Home Retail Group PLC‡‡	36,808	159,945
HSBC Holdings PLC‡‡	528,330	6,045,584
ICAP PLC	137,160	926,573
IG Group Holdings PLC	170,575	908,323
IMI PLC‡‡	30,761	220,045
International Personal Finance PLC‡‡	63,957	166,710
International Power PLC	97,632	450,931
Intertek Group PLC	102,489	2,078,542
Invensys PLC‡‡	18,331	85,280
Investec PLC‡‡	15,172	111,053
J Sainsbury PLC‡‡	173,084	899,001
John Wood Group PLC	56,463	274,410
Johnson Matthey PLC‡‡	4,808	106,653
Kesa Electricals PLC‡‡	89,222	204,618
Kingfisher PLC‡‡	60,538	205,979
Land Securities Group PLC REIT‡‡	4,507	45,018
Legal & General Group PLC‡‡	81,268	114,034
Liberty International PLC REIT‡‡	2,806	21,525
Lloyds TSB Group PLC*‡‡	140,652	233,101
Marks & Spencer Group PLC	221,900	1,284,121
Mondi PLC‡‡	140,375	692,991
National Express Group PLC‡‡	8,330	63,635
National Grid PLC‡‡	151,950	1,466,755
Next PLC	52,486	1,503,147
Old Mutual PLC‡‡	80,397	128,487
Pearson PLC‡‡	208,648	2,570,920
Persimmon PLC*‡‡	9,059	66,076
Petrofac, Ltd.‡‡	264,722	4,177,795
Prudential PLC	372,888	3,584,545
Reckitt Benckiser Group PLC‡‡	104,298	5,097,221
Reed Elsevier PLC	258,680	1,936,007
Rexam PLC‡‡	604,121	2,519,907
Rio Tinto PLC‡‡	82,881	3,534,616
Rolls-Royce Group PLC*‡‡	296,139	2,228,189
RSA Insurance Group PLC‡‡	60,356	129,062
Scottish & Southern Energy PLC‡‡	15,850	297,131
Segro PLC REIT‡‡	3,612	21,212
Signet Jewelers, Ltd.*	42,507	1,124,290
Smith & Nephew PLC	42,743	382,878
SSL International PLC	78,450	802,404
Stagecoach Group PLC‡‡	32,176	83,716
Standard Chartered PLC‡‡	365,356	9,003,691
Subsea 7, Inc.Δ*	66,800	896,280
Tate & Lyle PLC‡‡	11,439	77,294
Taylor Wimpey PLC*	454,870	306,193
Tesco PLC‡‡	909,813	5,810,287
Tomkins PLC‡‡	65,918	198,685
Tullett Prebon PLC‡‡	20,479	127,904

See Notes to Schedules of Investments.

	Shares	Value
Tullow Oil PLC	276,729	$4,988,658
Unilever PLC‡‡	352,461	10,015,274
Vedanta Resources PLCΔ	41,723	1,268,253
Vodafone Group PLC‡‡	3,843,481	8,611,776
Wellstream Holdings PLC	106,579	1,039,014
WH Smith PLC‡‡	18,447	132,960
WM Morrison Supermarkets PLC‡‡	112,790	499,851
Wolseley PLC*‡‡	5,591	134,655
WPP PLC‡‡	487,470	4,183,523
Yell Group PLC*‡‡	103,098	96,883

		203,129,956

Total Foreign Common Stocks (Cost $1,185,041,735)		1,316,725,001

FOREIGN PREFERRED STOCKS — 1.1%
Belgium — 0.0%
Fortis*	106,120	311
Fortis +Δ*	355,003	—

		311

Brazil — 0.9%
Banco Bradesco SA	150,350	3,000,041
Eletropaulo Metropolitana de Sao Paulo SA Class B	51,967	1,070,081
Investimentos Itau SA	511,960	3,097,887
Petroleo Brasileiro SA	169,000	3,328,296
Ultrapar Participacoes SA	28,714	1,153,682

		11,649,987

Chile — 0.0%
Embotelladora Andina SA	66,700	180,066

Germany — 0.1%
ProSiebenSat.1 Media AGΔ	47,891	515,100
Volkswagen AG	5,138	598,416

		1,113,516

Russia — 0.0%
MDM Bank	795,900	493,458

South Korea — 0.1%
Samsung Electronics Co., Ltd.	4,843	2,026,394

Total Foreign Preferred Stocks (Cost $12,924,336)		15,463,732

RIGHTS — 0.0%
AWB, Ltd.+	82,742	20,074
BNP ParibasΔ*‡‡	67,965	147,196
Sigma Pharmaceuticals, Ltd.	23,993	952
Wienerberger AG+*	30,058	59,381

Total Rights (Cost $13,768)		227,603

MONEY MARKET FUNDS — 13.8%
GuideStone Money Market Fund (GS4 Class)¥	40,933,863	40,933,863
Northern Institutional Liquid Assets Portfolio§	147,673,145	147,673,145

Total Money Market Funds (Cost $188,607,008)		188,607,008

TOTAL INVESTMENTS — 110.9% (Cost $1,386,586,847)		1,521,023,344

SECURITIES SOLD SHORT — (1.7)%
Australia — (0.2)%
Adelaide Brighton, Ltd.	(29,913)	(73,626)
Alumina, Ltd.*	(43,694)	(70,541)
Bank of Queensland, Ltd.	(7,710)	(81,145)
Bendigo and Adelaide Bank, Ltd.	(16,681)	(138,330)
Cochlear, Ltd.	(2,088)	(122,974)
ConnectEast Group	(311,353)	(98,883)
Duet Group	(49,090)	(73,406)
Fairfax Media, Ltd.	(136,060)	(205,855)
Fortescue Metals Group, Ltd.*	(17,088)	(57,587)
Incitec Pivot, Ltd.	(12,938)	(32,301)
Leighton Holdings, Ltd.	(1,000)	(31,909)
Nufarm, Ltd.	(8,615)	(86,262)
OZ Minerals, Ltd.*	(31,000)	(31,177)
Paladin Energy, Ltd.*	(7,000)	(27,789)
Perpetual, Ltd.	(2,207)	(76,206)
Primary Health Care, Ltd.	(15,712)	(86,078)
Seek, Ltd.	(18,999)	(92,353)
SP Ausnet	(65,837)	(51,402)
Spark Infrastructure Group 144A	(139,192)	(143,056)
Suncorp-Metway, Ltd.	(13,426)	(105,178)
Transurban Group	(22,638)	(81,882)
United Group, Ltd.	(4,502)	(58,860)
West Australian Newspapers Holdings, Ltd.	(10,997)	(73,247)
WorleyParsons, Ltd.	(2,526)	(66,207)

		(1,966,254)

Belgium — 0.0%
Telenet Group Holding NV*	(4,535)	(119,719)

Bermuda — 0.0%
Signet Jewelers, Ltd.*	(1,986)	(52,529)

Denmark — 0.0%
DSV A/S*	(14,719)	(262,434)
Genmab A/S*	(3,570)	(92,109)
Topdanmark A/S*	(1,077)	(162,808)

		(517,351)

Finland — (0.1)%
Elisa OYJ	(5,293)	(108,593)
Neste Oil OYJ	(3,514)	(64,895)
Nokian Renkaat OYJ	(13,743)	(320,367)
Sanoma OYJ	(10,465)	(231,089)
YIT OYJ	(5,542)	(105,510)

		(830,454)

France — (0.1)%
Areva SA	(259)	(149,481)
Bureau Veritas SA	(4,250)	(239,815)
Electricite de France	(1,960)	(116,276)
Eramet	(358)	(124,239)
Eutelsat Communications*	(2,406)	(73,128)
Iliad SA	(591)	(66,593)
Ipsen SA	(2,596)	(142,192)
JC Decaux SA*	(15,050)	(325,948)
Orpea	(3,266)	(150,549)
Societe Television Francaise 1	(24,058)	(422,817)

		(1,811,038)

Germany — (0.1)%
Beiersdorf AG	(2,453)	(144,051)
Celesio AG	(3,594)	(99,085)

See Notes to Schedules of Investments.

International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Fielmann AG	(382)	$(27,754)
Fraport AG Frankfurt Airport Services Worldwide	(4,111)	(218,677)
Hamburger Hafen und Logistik AG	(2,039)	(91,871)
Lanxess AG	(2,493)	(85,914)
Nordex AG*	(4,743)	(82,733)
SGL Carbon AG*	(3,094)	(126,592)
Solarworld AG	(5,974)	(145,119)
Stada Arzneimittel AG	(2,761)	(75,473)
Symrise AG	(11,363)	(216,665)
United Internet AG*	(7,906)	(119,280)
Vossloh AG	(606)	(68,665)

		(1,501,879)

Italy — 0.0%
A2A SpA	(93,599)	(183,949)
Geox SpA	(11,524)	(99,749)
Saras SpA	(33,584)	(129,621)
Unipol Gruppo Finanziario SpA*	(113,623)	(172,423)

		(585,742)

Japan — (0.4)%
ABC-Mart, Inc.	(3,100)	(96,524)
Air Water, Inc.	(5,000)	(57,595)
Aozora Bank, Ltd.*	(17,000)	(24,620)
Bank of Kyoto, Ltd. (The)	(5,000)	(45,953)
Bank of Yokohama, Ltd. (The)	(8,000)	(39,214)
Capcom Co., Ltd.	(4,100)	(80,570)
Chiba Bank, Ltd. (The)	(10,000)	(61,940)
Daiichi Sankyo Co., Ltd.	(2,400)	(49,543)
Daikin Industries, Ltd.	(3,500)	(125,940)
Denki Kagaku Kogyo KK	(20,000)	(82,438)
Disco Corporation	(1,100)	(73,280)
Don Quijote Co., Ltd.	(2,600)	(61,694)
Eisai Co., Ltd.	(3,100)	(116,727)
Electric Power Development Co., Ltd.	(1,300)	(41,202)
Fuji Electric Holdings Co., Ltd.*	(26,000)	(48,081)
Hikari Tsushin, Inc.	(3,200)	(69,907)
Hiroshima Bank, Ltd. (The)	(14,000)	(57,862)
Hitachi Construction Machinery Co., Ltd.	(3,400)	(72,988)
Hitachi Koki Co., Ltd.	(4,500)	(50,682)
Hitachi Metals, Ltd.	(10,000)	(102,378)
Idemitsu Kosan Co., Ltd.	(600)	(49,529)
Isetan Mitsukoshi Holdings, Ltd.	(3,400)	(39,051)
Jafco Co., Ltd.	(700)	(21,406)
Japan Petroleum Exploration Co., Ltd.	(800)	(40,818)
Japan Steel Works, Ltd.	(5,000)	(57,483)
Joyo Bank, Ltd. (The)	(24,000)	(117,908)
Kajima Corporation	(15,000)	(38,434)
Kawasaki Heavy Industries, Ltd.	(13,000)	(33,020)
Komatsu, Ltd.	(3,000)	(56,213)
Komeri Co., Ltd.	(2,000)	(59,266)
McDonald’s Holdings Co. Japan, Ltd.	(4,700)	(93,984)
Mitsubishi Chemical Holdings Corporation	(10,000)	(41,553)
Mitsubishi Electric Corporation*	(2,000)	(15,151)
Mitsubishi Heavy Industries, Ltd.	(5,000)	(18,938)
Mitsubishi Tanabe Pharma Corporation	(3,000)	(40,004)
Mizuho Trust & Banking Co., Ltd.*	(84,000)	(88,899)
NEC Corporation*	(4,000)	(12,566)
NGK Spark Plug Co., Ltd.	(6,000)	(76,600)
Nikon Corporation	(1,000)	(18,292)
Nissan Chemical Industries, Ltd.	(3,000)	(43,246)
Nisshin Steel Co., Ltd.	(24,000)	(42,778)
Nitori Co., Ltd.	(550)	(46,872)
NOK Corporation	(1,600)	(23,849)
Nomura Research Institute, Ltd.	(5,900)	(140,328)
NSK Ltd.	(27,000)	(167,537)
NTT Data Corporation	(7)	(22,427)
Olympus Corporation	(6,000)	(159,082)
Oracle Corporation	(1,200)	(53,473)
Oriental Land Co., Ltd.	(200)	(14,081)
Otsuka Corporation	(1,100)	(65,805)
Rakuten, Inc.	(94)	(62,621)
Ricoh Co., Ltd.	(8,000)	(116,571)
Sankyu, Inc.	(9,000)	(38,801)
Shimadzu Corporation	(6,000)	(43,447)
Shimizu Corporation	(10,000)	(39,325)
Sugi Holdings Co., Ltd.	(5,800)	(123,088)
Sumitomo Chemical Co., Ltd.	(20,000)	(83,329)
Sumitomo Metal Industries, Ltd.	(31,000)	(76,322)
Sumitomo Rubber Industries, Inc.	(16,500)	(155,690)
Sundrug Co., Ltd.	(700)	(18,950)
Suruga Bank, Ltd.	(23,000)	(217,535)
Sysmex Corporation	(1,400)	(60,514)
T&D Holdings, Inc.	(550)	(14,889)
Taisei Corporation	(6,000)	(11,898)
Taiyo Nippon Sanso Corporation	(5,000)	(59,544)
Takashimaya Co., Ltd.	(13,000)	(103,983)
Tokyo Broadcasting System, Inc.	(700)	(11,908)
Toray Industries, Inc.	(10,000)	(60,603)
Toshiba Corporation*	(8,000)	(41,976)
Tosoh Corporation	(9,000)	(22,759)
TOTO, Ltd.	(8,000)	(50,086)
Toyota Boshoku Corporation	(5,000)	(98,646)
Trend Micro, Inc.	(2,000)	(74,639)
Tsumura & Co.	(1,600)	(57,751)
Ushio, Inc.	(3,600)	(62,764)
Yahoo! Japan Corporation	(428)	(145,424)
Yakult Honsha Co., Ltd.	(7,500)	(200,106)
Yamada Denki Co., Ltd.	(1,500)	(101,599)
Yamaguchi Financial Group, Inc.	(1,000)	(10,372)

		(5,222,871)

Luxembourg — 0.0%
Oriflame Cosmetics SA	(1,000)	(51,210)

Netherlands — (0.1)%
ASML Holding NV	(8,358)	(245,838)
Fugro NV	(1,570)	(90,670)
Nutreco Holding NV	(1,977)	(96,165)
Randstad Holding NV*	(3,846)	(166,113)
SBM Offshore NV	(12,965)	(275,659)

See Notes to Schedules of Investments.

	Shares	Value
TomTom NV*	(4,497)	$(77,126)

		(951,571)

Papua New Guinea — 0.0%
Oil Search, Ltd.	(17,370)	(98,839)

Spain — (0.1)%
Abengoa SA	(7,156)	(207,132)
Acciona SA	(1,984)	(270,007)
Cintra Concesiones de Infraestructuras de Transporte SA	(57,194)	(665,796)
Grifols SA	(8,768)	(166,991)
Obrascon Huarte Lain SA	(5,271)	(146,901)

		(1,456,827)

Sweden — (0.1)%
Alliance Oil Co., Ltd.*	(9,586)	(118,597)
Atlas Copco AB, Class A	(6,376)	(82,131)
Getinge AB	(10,027)	(168,283)
Hexagon AB	(19,801)	(236,458)
Lundin Petroleum AB*	(19,155)	(155,243)
Modern Times Group AB	(3,086)	(133,465)
Sandvik AB	(12,712)	(140,407)
Teliasonera AB	(97,798)	(642,508)

		(1,677,092)

Switzerland — (0.1)%
Galenica AG	(540)	(190,196)
Givaudan SA	(409)	(306,661)
Kudelski SA	(6,255)	(145,224)
Lindt & Spruengli AG	(2)	(55,505)
Logitech International SA*	(6,231)	(113,581)
Lonza Group AG	(3,897)	(424,936)
Nobel Biocare Holding AG	(3,122)	(103,333)
Petroplus Holdings AG*	(4,734)	(119,412)
Straumann Holding AG	(357)	(92,411)
Temenos Group AG*	(10,562)	(247,666)

		(1,798,925)

United Kingdom — (0.4)%
Admiral Group PLC	(5,526)	(102,180)
Aggreko PLC	(13,203)	(148,125)
ARM Holdings PLC	(38,702)	(88,819)
Associated British Foods PLC	(8,118)	(109,889)
Bellway PLC	(19,378)	(257,199)
Burberry Group PLC	(22,072)	(177,607)
Cairn Energy PLC*	(6,087)	(271,119)
Capita Group PLC (The)	(9,077)	(104,809)
Cookson Group PLC*	(20,082)	(131,939)
De La Rue PLC	(18,584)	(266,708)
easyJet PLC*	(9,080)	(55,027)
Firstgroup PLC	(30,977)	(204,807)
Inmarsat PLC	(27,132)	(239,137)
International Power PLC	(21,841)	(100,877)
Intertek Group PLC	(17,454)	(353,978)
ITV PLC	(292,409)	(206,414)
London Stock Exchange Group PLC	(2,833)	(38,756)
Lonmin PLC*	(8,341)	(223,148)
Man Group PLC	(20,619)	(109,138)
Misys PLC*	(48,873)	(161,369)
Northumbrian Water Group PLC	(28,724)	(113,203)
Pennon Group PLC	(27,682)	(210,407)
Premier Farnell PLC	(26,453)	(62,780)
Provident Financial PLC	(4,175)	(60,585)
Prudential PLC	(16,525)	(158,854)
Rentokil Initial PLC*	(81,340)	(148,063)
Schroders PLC	(3,000)	(52,404)
Serco Group PLC	(10,240)	(82,644)
SIG PLC	(66,221)	(146,048)
Smiths Group PLC	(9,577)	(135,990)
Standard Life PLC	(29,150)	(102,024)
VT Group PLC	(16,327)	(147,165)
Wellstream Holdings PLC	(28,481)	(277,655)
Whitbread PLC	(3,043)	(59,136)

		(5,108,003)

Total Securities Sold Short (Cost $(17,613,223))		(23,750,304)

Liabilities in Excess of Other Assets — (9.2)%		(125,823,351)

NET ASSETS — 100.0%		$1,371,449,689

See Notes to Schedules of Investments.

International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Common Stocks
Japan	14.8
United Kingdom	14.8
France	8.3
Switzerland	6.9
Germany	6.0
Australia	4.9
Spain	4.6
Hong Kong	3.7
Netherlands	3.4
China	2.6
Brazil	2.5
India	2.2
Italy	2.1
Russia	1.9
South Korea	1.9
Taiwan	1.9
Singapore	1.4
Canada	1.3
South Africa	1.2
Indonesia	0.9
Mexico	0.9
Norway	0.9
Israel	0.8
Denmark	0.6
Finland	0.5
Greece	0.5
Sweden	0.5
Turkey	0.5
Austria	0.3
Belgium	0.3
Egypt	0.3
Luxembourg	0.3
Bermuda	0.2
Chile	0.2
Colombia	0.2
Hungary	0.2
Malaysia	0.2
New Zealand	0.2
Peru	0.2
Philippines	0.2
Thailand	0.2
Cyprus	0.1
Czech Republic	0.1
Ireland	0.1
Nigeria	0.1
Panama	0.1
Argentina	—	**
Estonia	—	**
Jersey	—	**
Kazakhstan	—	**
Papua New Guinea	—	**
Poland	—	**
Sri Lanka	—	**
United Arab Emirates	—	**

Total Foreign Common Stocks	96.0

Total Money Market Funds	13.8

Total Futures Contracts	4.2

Total Foreign Preferred Stocks	1.1

Total Forward Foreign Currency Contracts	0.6

Total Securities Sold Short	(1.7)

Total Investments	114.0

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Foreign Common Stocks	$1,314,982,307	$—
Foreign Preferred Stocks	15,463,732	—
Futures Contracts	—	(5,210)
Money Market Funds	188,607,008	—
Rights	206,577	—
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks	1,742,694	—
Forward Foreign Currency Contracts	—	785,147
Level 3 — Significant Unobservable Inputs
Rights	21,026	—

Total Assets	$1,521,023,344	$779,937

Liabilities:
Level 1 — Quoted Prices Securities Sold Short	$(23,750,304)	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(23,750,304)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/08
Rights	$31,580	$—
Accrued discounts/premiums
Rights	—	—
Realized gain (loss)
Rights	—	—
Changed in unrealized appreciation (depreciation)
Rights	—	—
Net purchases (sales)
Rights	(31,580)	—
Transfers in and/or out of Level 3
Rights	21,026	—

Balance, 09/30/09	$21,026	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

SCHEDULE OF INVESTMENTS - ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
CONV	—	Convertible
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
PIK	—	Payment-in-Kind Bonds
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STEP	—	Stepped Coupon Bonds (1)
STRIP	—	Stripped Security
TBA	—	To be announced.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of September 30, 2009, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of 144A Securities
Money Market	$27,900,000	2.38%
Low-Duration Bond	66,314,852	10.19
Medium-Duration Bond	81,034,942	8.42
Extended-Duration Bond	50,182,739	10.93
Global Bond	26,075,214	12.14
Small Cap Equity	1,821,743	0.45
International Equity	1,009,056	0.07

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
+	—	Security is valued at fair value (2) .
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security (1) .
Ω	—	Interest rates shown reflect the effective yields as of September 30, 2009.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
(1)	Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
(2)	Fair valued securities were held in the Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund at an aggregate market value of $0, $1,209, $134,580, $0 and $172,426, respectively, which amounted to 0.00% of the Equity Index Fund, Value Equity Fund and Small Cap Equity Fund and 0.01% of the Growth Equity Fund and the International Equity Fund.

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(I)	—	Par is denominated in Iceland Kronur (ISK).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norweigan Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(N)	—	Par is denominated in Indonesian Rupiahs (IDR).
(T)	—	Par is denominated in Thailand Baht (THB).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Polish Zloty (PLN).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

SWAP AGREEMENT FOOTNOTES:

BAR	—	Counterparty to contract is Barclays Capital.
BOA	—	Counterparty to contract is Bank of America.
BTAB	—	Counterparty to contract is BT Alex Brown.
CHASE	—	Counterparty to contract is Chase Securities, Inc.
CITI	—	Counterparty to contract is Citibank NA London.
CITIG	—	Counterparty to contract is Citigroup Global Markets, Inc.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SSB	—	Counterparty to contract is Salomon Smith Barney.
UBS	—	Counterparty to contract is UBS AG.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price. Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed-income securities are valued by the sub-adviser using various methodologies. Due to excessive volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. The Trust uses Interactive Data (“ID”) as a third party fair valuation vendor. ID provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ID in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ID.

The Money Market Fund uses the amortized cost method, which approximates market value, to determine the value of its portfolio securities.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period is required. A fair value hierarchy and Level 3 reconciliation have been included in the Schedules of Investments for each respective fund.

b. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

c. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. The Funds bear the market risk arising from any change in index values or interest rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Options and Futures — The International Equity Fund, Small Cap Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

TBAs — The Bond Funds and the Small Cap Equity Fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

Mortgage-Backed Securities — Investments in securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be difficult. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Dollar Rolls — During the period ended September 30, 2009, the Trust entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

Swap Agreements — Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and

Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If the Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended September 30, 2009, the Fund did maintain the required level of net assets and/or the NAV of the Fund did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract is treated as part of the cost and is reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

Credit default swaps are carried at their estimated fair value, as determined in good faith by the Board of Trustees. In determining fair value, the Board of Trustees considers the value provided by the counterparty as well as the use of a proprietary model. In addition to credit quality, the sub-advisors monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of its ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” requires additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 1(c), Swap Agreements.

As of September 30, 2009, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyer (“receiving protection”) on a total notional amount of $28,866,994 and $10,975,273,400, respectively, and Medium Duration Bond Fund is the seller (“providing protection”) on a total notional amount of $10,400,000. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

	Single Name Credit Default Swaps		Credit Default Swap Index
	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Reference Asset
Medium-Duration Bond
Fair value of written credit derivatives	$(1,461,594)	$(22,485)	$(690,628)	$—	$(2,174,707)
Maximum potential amount of future payments	(8,400,000)	(1,000,000)	(1,000,000)	—	(10,400,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Futures Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Medium-Duration Bond Fund

0 - 100	$—	$—	$—	$—	$—	$—
101 - 250	—	—	—	1,000,000	—	1,000,000
251 - 500	—	—	—	—		—
501 - 1,000	—	—	—	—	8,400,000	8,400,000
Greater than 1,000	—	—	—	—	1,000,000	1,000,000

Total	$—	$—	$—	$1,000,000	$9,400,000	$10,400,000

Derivative Holdings Categorized by Risk Exposure

The FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities of unaffiliated issuers, at value	Options written at value
	Receivables: Variation margin	Payables: Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Foreign exchange contracts	Investments in securities of unaffiliated issuers, at value	Options written at value
	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts
Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Equity contracts	Receivables: Variation margin	Payables: Variation margin

	Asset Derivative Value
Fund	Total Value at September 30, 2009	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Fund	$3,342	$—	$—	$—	$3,342
MyDestination 2015 Fund	14,569	—	—	—	14,569
MyDestination 2025 Fund	2,894	—	—	—	2,894
MyDestination 2035 Fund	10,090	—	—	—	10,090
MyDestination 2045 Fund	13,177	—	—	—	13,177
Conservative Allocation Fund	28,587	—	—	—	28,587
Balanced Allocation Fund	312,729	—	—	—	312,729
Growth Allocation Fund	400,662	—	—	—	400,662
Aggressive Allocation Fund	393,749	—	—	—	393,749
Conservative Allocation Fund I	3,395	—	—	—	3,395
Balanced Allocation Fund I	58,739	—	—	—	58,739
Growth Allocation Fund I	66,372	—	—	—	66,372
Aggressive Allocation Fund I	40,252	—	—	—	40,252
Low-Duration Bond Fund	4,400,923	859,184	258,664	3,283,075	—
Medium-Duration Bond Fund	4,733,661	3,377,476	847,960	508,225	—
Inflation Protected Bond Fund	10,843	10,843	—	—	—
Global Bond Fund	1,573,431	203,017	1,370,414	—	—
Equity Index Fund	224,259	—	—	—	224,259
Real Estate Securities Fund	52,722	—	—	—	52,722
Value Equity Fund	1,136,280	—	—	—	1,136,280
Growth Equity Fund	890,659	—	—	—	890,659
Small Cap Equity Fund	1,894,072	161,463	5,148	—	1,727,461
International Equity Fund	1,559,872	—	1,377,071	—	182,801

	Liability Derivative Value
Low-Duration Bond Fund	715,501	297,918	404,499	13,084	—
Medium-Duration Bond Fund	4,043,238	986,540	513,202	2,543,496	—
Inflation Protected Bond Fund	27,373	27,373	—	—	—
Global Bond Fund	1,007,382	—	1,007,382	—	—
Small Cap Equity Fund	62,224	59,221	3,003	—	—
International Equity Fund	779,935	—	591,924	—	188,011

2. FUTURES CONTRACTS

Investments as of September 30, 2009, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
December 2009 S&P 500® E-Mini	12	$631,740	$3,342

MyDestination 2015 Fund
December 2009 S&P 500® E-Mini	32	$1,684,640	$14,569

MyDestination 2025 Fund
December 2009 S&P 500® E-Mini	27	$1,421,415	$2,894

MyDestination 2035 Fund
December 2009 S&P 500® E-Mini	21	$1,105,545	$10,090

MyDestination 2045 Fund
December 2009 S&P 500® E-Mini	13	$684,385	$13,177

Conservative Allocation Fund
December 2009 S&P 500®	6	$1,579,350	$28,587

Balanced Allocation Fund
December 2009 S&P 500®	55	$14,477,375	$312,729

Growth Allocation Fund
December 2009 S&P 500®	59	$15,530,275	$400,662

Aggressive Allocation Fund
December 2009 S&P 500®	62	$16,319,950	$393,749

Conservative Allocation Fund I
December 2009 S&P 500® E-Mini	6	$315,870	$3,395

Balanced Allocation Fund I
December 2009 S&P 500® E-Mini	62	$3,263,990	$58,739

Growth Allocation Fund I
December 2009 S&P 500® E-Mini	63	$3,316,635	$66,372

Aggressive Allocation Fund I
December 2009 S&P 500® E-Mini	48	$2,526,960	$40,252

Low-Duration Bond Fund
December 2009 2-Year U.S. Treasury Note	376	$81,580,250	$263,121
December 2009 5-Year U.S. Treasury Note	(232)	(29,668,547)	(254,062)
December 2009 10-Year U.S. Treasury Note	67	7,927,984	119,510
December 2009 Euro-BOBL	22	3,720,001	20,554
March 2010 90-Day Euro	109	27,079,688	187,644
March 2010 90-Day Sterling	55	10,893,951	111,936
June 2010 3-Month EURIBOR	36	13,008,224	43,389
June 2010 90-Day Sterling	138	27,204,342	113,030

			$605,122

Medium-Duration Bond Fund
November 2009 90-Day Euro	22	$5,481,575	$2,449
December 2009 2-Year U.S. Treasury Note	548	118,898,875	331,493
December 2009 5-Year U.S. Treasury Note	455	52,822,656	706,126
December 2009 5-Year U.S. Treasury Note	(103)	(12,187,797)	(191,811)
December 2009 10-Year U.S. Treasury Note	193	22,837,328	291,085
December 2009 90-Day Euro	39	9,713,925	19,391
December 2009 Euro-BUND	27	4,815,558	20,150
December 2009 U.S. Long Treasury Bond	109	13,229,875	233,337

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
March 2010 90-Day Euro	124	$30,806,250	$215,677
June 2010 3-Month EURIBOR	17	6,142,772	20,505
June 2010 90-Day Euro	44	10,893,300	47,300
June 2010 90-Day Sterling	295	58,154,209	244,319
September 2010 3-Month EURIBOR	103	37,091,742	235,052
September 2010 90-Day Euro	383	93,703,250	408,705
September 2010 90-Day Sterling	68	13,334,399	91,420

			$2,675,198

Inflation Protected Bond Fund
December 2009 5-Year U.S. Treasury Note	15	$1,741,406	$11,040
December 2009 5-Year U.S. Treasury Note	(43)	(8,756,094)	(27,373)
December 2009 10-Year U.S. Treasury Note	13	1,538,266	(197)

			$(16,530)

Global Bond Fund
December 2009 5-Year U.S. Treasury Note	103	$11,957,656	$172,571
December 2009 10-Year U.S. Treasury Note	13	1,538,266	29,005
December 2009 Euro-BOBL	3	507,273	1,441

			$203,017

Equity Index Fund
December 2009 S&P 500®	39	$10,265,775	$224,259

Real Estate Securities Fund
December Russell 2000® Mini	55	$3,316,500	$52,722

Value Equity Fund
December 2009 S&P 500®	182	$47,906,950	$1,125,164
December 2009 S&P 500® E-Mini	32	842,320	11,116

			$1,136,280

Growth Equity Fund
December 2009 S&P 500®	192	$50,539,200	$890,659

Small Cap Equity Fund
December 2009 2-Year U.S. Treasury Note	1	$216,969	$1,169
December 2009 5-Year U.S. Treasury Note	(15)	(1,741,406)	(27,190)
December 2009 10-Year U.S. Treasury Note	57	6,744,703	98,955
December 2009 Russell 2000® Mini	1,017	61,325,100	1,727,461
December 2009 U.S. Long Treasury Bond	6	728,250	15,910
March 2010 90-Day Euro	32	7,950,000	41,320
June 2010 90-Day Euro	5	1,237,875	4,109

			$1,861,734

International Equity Fund
October 2009 AEX Index	28	$2,556,778	$5,785
October 2009 CAC40 Index	71	3,945,022	16,009
October 2009 Hang Seng Index	(5)	(674,028)	(2,431)
October 2009 IBEX 35	33	5,663,303	39,815
October 2009 MSCI Singapore Index	(1)	(45,547)	(244)
October 2009 OMX Index	46	590,560	(12,172)
December 2009 DAX Index	(9)	(2,283,551)	(21,402)
December 2009 DJ Euro Stoxx 50®	546	22,827,236	75,880
December 2009 FTSE 100 Index®	168	13,668,862	73,386
December 2009 S&P MIB Index	21	3,598,850	59,029
December 2009 S&P/TSE 60 Index	(18)	(2,280,073)	5,156
December 2009 SPI 200 Index®	75	7,852,131	136,730

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
December 2009 SPI 200 Index®	(52)	$(5,444,144)	$(173,921)
December 2009 TOPIX Index®	93	9,427,951	(205,864)
December 2009 TOPIX Index®	(22)	(2,230,268)	57,975
December 2009 Swiss Synthetic Future	54	3,241,088	(5,797)
December 2009 Swiss Synthetic Future	(54)	(3,300,029)	(53,144)

			$(5,210)

3. Forward Foreign Currency Contracts

As of September 30, 2009, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
10/07/09	Euro	CITI	4,652,000	U.S. Dollars	2,260,876	$(162,569)
10/07/09	Euro	MLCS	1,545,000	U.S. Dollars	3,712,516	(54,013)
10/07/09	Euro	CITI	841,000	U.S. Dollars	188,756	(30,737)
10/08/09	Euro	RBS	1,640,000	U.S. Dollars	38,047	(71,087)
10/08/09	Euro	JPM	26,000	U.S. Dollars	109,741	386
10/08/09	Japanese Yen	DEUT	5,780,000	U.S. Dollars	13,459	(2,595)
10/28/09	United Kingdom Pounds	MLCS	310,000	U.S. Dollars	6,874,355	11,332
10/28/09	United Kingdom Pounds	RBS	2,918,000	U.S. Dollars	35,115	204,464
10/29/09	Canadian Dollars	UBS	1,799,000	U.S. Dollars	560,995	6,124
10/29/09	U.S. Dollars	CITI	1,690,644	Canadian Dollars	1,810,000	17,213
11/05/09	Australian Dollars	HSBC	86,183	U.S. Dollars	3,948,175	(807)
03/29/10	Chinese Yuan Renminbi	DEUT	7,063,666	U.S. Dollars	1,196,599	13,309
03/29/10	U.S. Dollars	HKSB	1,141,358	Chinese Yuan Renminbi	7,796,386	(11,442)
03/29/10	U.S. Dollars	MLCS	1,186,122	Chinese Yuan Renminbi	8,102,165	(13,310)
03/29/10	U.S. Dollars	JPM	10,658	Chinese Yuan Renminbi	72,800	(113)
03/29/10	U.S. Dollars	BAR	166,891	Chinese Yuan Renminbi	1,140,000	(1,823)
03/29/10	U.S. Dollars	DEUT	792,989	Chinese Yuan Renminbi	5,416,747	(9,611)
03/29/10	U.S. Dollars	DEUT	1,349	Chinese Yuan Renminbi	9,214	(13)
06/07/10	Chinese Yuan Renminbi	BAR	922,257	U.S. Dollars	670,078	874
06/07/10	Chinese Yuan Renminbi	DEUT	4,573,395	U.S. Dollars	1,034,091	4,962
06/07/10	U.S. Dollars	BAR	581,392	Chinese Yuan Renminbi	3,968,093	(7,608)
06/07/10	U.S. Dollars	JPM	603,646	Chinese Yuan Renminbi	4,119,984	(8,354)
06/07/10	U.S. Dollars	JPM	128,321	Chinese Yuan Renminbi	875,810	(1,679)
06/07/10	U.S. Dollars	HKSB	655,874	Chinese Yuan Renminbi	4,476,448	(9,126)
06/07/10	U.S. Dollars	DEUT	349,272	Chinese Yuan Renminbi	2,383,836	(4,728)
06/07/10	U.S. Dollars	MLCS	188,449	Chinese Yuan Renminbi	1,286,194	(2,551)
06/07/10	U.S. Dollars	BAR	578,173	Chinese Yuan Renminbi	3,946,124	(7,827)
06/07/10	U.S. Dollars	MLCS	230,669	Chinese Yuan Renminbi	1,574,352	(3,331)
06/15/11	U.S. Dollars	HSBC	46,825	Chinese Yuan Renminbi	319,176	(1,175)

						$(145,835)

Medium-Duration Bond Fund
10/02/09	Brazilian Reals	HKSB	6,996,759	U.S. Dollars	188,244	$(231,438)
10/02/09	U.S. Dollars	BAR	667,985	Brazilian Reals	1,183,770	37,985
10/02/09	U.S. Dollars	HKSB	606,650	Brazilian Reals	1,075,074	34,650

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
10/02/09	U.S. Dollars	HKSB	669,229	Brazilian Reals	1,185,975	$39,229
10/02/09	U.S. Dollars	JPM	667,985	Brazilian Reals	1,183,770	37,985
10/02/09	U.S. Dollars	DEUT	667,630	Brazilian Reals	1,183,140	37,630
10/02/09	U.S. Dollars	CITI	668,696	Brazilian Reals	1,185,030	38,696
10/08/09	Euro	RBS	2,537,000	U.S. Dollars	329,254	(109,968)
10/08/09	Euro	JPM	225,000	U.S. Dollars	352,630	3,341
10/08/09	Japanese Yen	DEUT	3,447,000	U.S. Dollars	1,426,690	(1,548)
10/13/09	Euro	JPM	240,976	U.S. Dollars	1,230,677	(9,984)
10/28/09	United Kingdom Pounds	RBS	4,302,000	U.S. Dollars	319,574	301,441
10/29/09	Canadian Dollars	SSB	232,000	U.S. Dollars	1,458,064	(2,206)
10/29/09	Canadian Dollars	UBS	1,561,000	U.S. Dollars	1,721,476	5,314
11/05/09	Australian Dollars	HKSB	82,736	U.S. Dollars	219,641	(775)
11/12/09	U.S. Dollars	BAR	310	Malaysian Ringgits	1,076	10
11/12/09	U.S. Dollars	BAR	518	Malaysian Ringgits	1,798	18
11/12/09	U.S. Dollars	JPM	596	Malaysian Ringgits	2,065	20
11/12/09	U.S. Dollars	JPM	522	Malaysian Ringgits	1,809	17
11/12/09	U.S. Dollars	DEUT	426	Malaysian Ringgits	1,476	10
11/19/09	Canadian Dollars	CS	1,842,980	U.S. Dollars	1,680,370	7,398
11/19/09	Euro	CITI	1,448,485	U.S. Dollars	2,399,892	(33,722)
11/19/09	U.S. Dollars	JPM	1,097,725	Canadian Dollars	1,175,203	6,097
11/19/09	U.S. Dollars	MLCS	2,291,825	Euro	1,566,213	48,977
11/27/09	Mexican Pesos	DEUT	183,131	U.S. Dollars	10,879	(205)
11/27/09	U.S. Dollars	JPM	3,668	Mexican Pesos	49,909	(26)
11/27/09	U.S. Dollars	HKSB	9,791	Mexican Pesos	133,222	(67)
11/27/09	U.S. Dollars	CITI	35,482	Mexican Pesos	482,803	(313)
11/27/09	U.S. Dollars	JPM	35,482	Mexican Pesos	482,803	(331)
11/27/09	U.S. Dollars	JPM	17,392	Mexican Pesos	236,648	238
02/02/10	U.S. Dollars	HKSB	3,863,301	Brazilian Reals	6,996,759	226,732
02/12/10	U.S. Dollars	CITI	75	Malaysian Ringgits	260	1
03/29/10	Chinese Yuan Renminbi	BTAB	8,173,728	U.S. Dollars	156,985	15,401
03/29/10	U.S. Dollars	CITI	1,372,912	Chinese Yuan Renminbi	9,378,089	(15,406)
03/29/10	U.S. Dollars	HSBC	1,321,056	Chinese Yuan Renminbi	9,023,871	(13,244)
03/29/10	U.S. Dollars	JPM	12,341	Chinese Yuan Renminbi	84,300	(131)
03/29/10	U.S. Dollars	BAR	193,198	Chinese Yuan Renminbi	1,319,700	(2,110)
03/29/10	U.S. Dollars	BTAB	917,875	Chinese Yuan Renminbi	6,269,821	(11,125)
03/29/10	U.S. Dollars	BTAB	1,566	Chinese Yuan Renminbi	10,697	(15)
06/07/10	Chinese Yuan Renminbi	BAR	1,071,445	U.S. Dollars	777,182	1,015
06/07/10	Chinese Yuan Renminbi	BTAB	5,304,395	U.S. Dollars	43,791	5,755
06/07/10	U.S. Dollars	BAR	709,712	Chinese Yuan Renminbi	4,843,903	(9,288)
06/07/10	U.S. Dollars	JPM	737,790	Chinese Yuan Renminbi	5,035,536	(10,210)
06/07/10	U.S. Dollars	JPM	246,771	Chinese Yuan Renminbi	1,684,250	(3,229)
06/07/10	U.S. Dollars	HSBC	799,870	Chinese Yuan Renminbi	5,459,247	(11,130)
06/07/10	U.S. Dollars	DEUT	426,230	Chinese Yuan Renminbi	2,909,088	(5,770)
06/07/10	U.S. Dollars	CITI	228,901	Chinese Yuan Renminbi	1,562,288	(3,099)
06/07/10	U.S. Dollars	BAR	706,436	Chinese Yuan Renminbi	4,821,544	(9,564)
06/07/10	U.S. Dollars	CITI	281,928	Chinese Yuan Renminbi	1,924,208	(4,072)
06/15/11	U.S. Dollars	HKSB	965,774	Chinese Yuan Renminbi	6,583,005	(24,226)

						$334,758

Global Bond Fund
11/19/09	Australian Dollars	CS	250,000	U.S. Dollars	554,670	$(11,224)
11/19/09	Australian Dollars	CITIG	631,336	U.S. Dollars	164,753	(26,589)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
11/19/09	Euro	CHASE	663,990	U.S. Dollars	826,001	$(15,611)
11/19/09	Euro	GSC	564,482	U.S. Dollars	3,439,373	(12,662)
11/19/09	Euro	JPM	2,350,437	U.S. Dollars	8,775,849	(54,768)
11/19/09	Euro	CITI	5,997,336	U.S. Dollars	1,182,713	(139,625)
11/19/09	Euro	MSCS	808,255	U.S. Dollars	1,024,304	(34,562)
11/19/09	Euro	MLCS	700,000	U.S. Dollars	512,152	854
11/19/09	Euro	CS	350,000	U.S. Dollars	674,543	(2,039)
11/19/09	Japanese Yen	JPM	128,025,470	U.S. Dollars	8,833,051	(78,202)
11/19/09	Japanese Yen	JPM	792,642,781	U.S. Dollars	646,340	(491,199)
11/19/09	Japanese Yen	GSC	58,000,000	U.S. Dollars	430,909	(4,222)
11/19/09	Polish Zloty	MLCS	3,185,706	U.S. Dollars	952,570	(5,579)
11/19/09	Turkish Lira	CS	407,987	U.S. Dollars	—	959
11/19/09	U.S. Dollars	DEUT	655,065	Australian Dollars	745,608	34,063
11/19/09	U.S. Dollars	MSCS	515,912	Australian Dollars	587,221	25,553
11/19/09	U.S. Dollars	JPM	1,081,084	Canadian Dollars	1,157,388	6,004
11/19/09	U.S. Dollars	CS	2,803,670	Euro	1,916,003	46,733
11/19/09	U.S. Dollars	DEUT	1,463,291	Euro	1,000,000	24,959
11/19/09	U.S. Dollars	UBS	3,292,405	Euro	2,250,000	100,771
11/19/09	U.S. Dollars	GSC	11,271,588	Japanese Yen	1,011,467,400	569,022
11/19/09	U.S. Dollars	DEUT	6,688,806	Japanese Yen	600,226,840	342,505
11/19/09	U.S. Dollars	GSC	342,123	Mexican Pesos	4,650,275	(7,785)
11/19/09	U.S. Dollars	MLCS	1,021,870	Polish Zloty	2,944,200	(3,287)
11/19/09	U.S. Dollars	GSC	130,269	South African Rand	988,065	6,155
11/19/09	U.S. Dollars	JPM	1,813,853	United Kingdom Pounds	1,135,170	(112,264)
11/19/09	United Kingdom Pounds	GSC	200,000	U.S. Dollars	798,935	19,338
11/19/09	United Kingdom Pounds	DEUT	500,000	U.S. Dollars	1,038,615	48,201
11/19/09	United Kingdom Pounds	CS	650,000	U.S. Dollars	1,921,482	63,005
11/19/09	United Kingdom Pounds	JPM	1,202,528	U.S. Dollars	418,621	38,518
11/25/09	Brazilian Reals	JPM	336,685	U.S. Dollars	309,196	(7,764)
11/25/09	U.S. Dollars	JPM	189,240	Brazilian Reals	338,467	11,240
11/25/09	U.S. Dollars	DEUT	593,656	South Korean Won	700,000,000	32,534

						$363,032

Small Cap Equity Fund
11/19/09	Euro	CITIG	128,994	U.S. Dollars	971,611	$(3,003)
11/19/09	U.S. Dollars	MLCS	188,756	Euro	128,994	5,148

						$2,145

International Equity Fund
12/16/09	Australian Dollars	BAR	16,000	U.S. Dollars	117,430	$(997)
12/16/09	Australian Dollars	BAR	134,000	U.S. Dollars	68,355	(7,309)
12/16/09	Australian Dollars	BAR	78,000	U.S. Dollars	287,441	(3,164)
12/16/09	Australian Dollars	BAR	328,000	U.S. Dollars	218,209	(14,675)
12/16/09	Australian Dollars	BAR	249,000	U.S. Dollars	72,775	(2,328)
12/16/09	Australian Dollars	BAR	188,000	U.S. Dollars	75,807	(2,487)
12/16/09	Canadian Dollars	BAR	331,000	U.S. Dollars	5,279,683	(9,501)
12/16/09	Canadian Dollars	BAR	5,652,000	U.S. Dollars	1,045,287	(25,756)
12/16/09	Canadian Dollars	BAR	1,119,000	U.S. Dollars	465,195	(22,661)
12/16/09	Canadian Dollars	BAR	498,000	U.S. Dollars	216,701	(6,533)
12/16/09	Danish Kroner	BAR	223,000	U.S. Dollars	14,335	(1,091)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
12/16/09	Danish Kroner	BAR	73,000	U.S. Dollars	5,695	$(395)
12/16/09	Danish Kroner	BAR	29,000	U.S. Dollars	20,030	(104)
12/16/09	Danish Kroner	BAR	102,000	U.S. Dollars	4,517	(552)
12/16/09	Danish Kroner	BAR	23,000	U.S. Dollars	18,262	43
12/16/09	Danish Kroner	BAR	93,000	U.S. Dollars	2,119,556	(11)
12/16/09	Euro	BAR	75,000	U.S. Dollars	250,210	(3,757)
12/16/09	Euro	BAR	171,000	U.S. Dollars	7,219,514	(6,045)
12/16/09	Euro	BAR	4,934,000	U.S. Dollars	510,663	(162,057)
12/16/09	Euro	BAR	349,000	U.S. Dollars	620,404	(14,127)
12/16/09	Euro	BAR	424,000	U.S. Dollars	226,799	(16,275)
12/16/09	Euro	BAR	155,000	U.S. Dollars	6,807,504	(2,306)
12/16/09	Euro	BAR	461,000	U.S. Dollars	348,318	(281)
12/16/09	Hong Kong Dollars	BAR	272,000	U.S. Dollars	25,691	9
12/16/09	Hong Kong Dollars	BAR	199,000	U.S. Dollars	9,037	2
12/16/09	Hong Kong Dollars	BAR	70,000	U.S. Dollars	46,088	—
12/16/09	Hong Kong Dollars	BAR	357,000	U.S. Dollars	352,106	(2)
12/16/09	Japanese Yen	BAR	31,590,000	U.S. Dollars	1,459,707	(17,175)
12/16/09	Japanese Yen	BAR	130,961,000	U.S. Dollars	88,255	(31,549)
12/16/09	Japanese Yen	BAR	7,918,000	U.S. Dollars	38,402	(207)
12/16/09	Japanese Yen	BAR	38,660,000	U.S. Dollars	64,394	1,261
12/16/09	New Zealand Dollars	BAR	2,345,000	U.S. Dollars	1,437	(94,268)
12/16/09	New Zealand Dollars	BAR	2,000	U.S. Dollars	1,105,691	(82)
12/16/09	Norwegian Krone	BAR	63,000	U.S. Dollars	357,614	(554)
12/16/09	Norwegian Krone	BAR	2,071,000	U.S. Dollars	13,987	(8,132)
12/16/09	Norwegian Krone	BAR	81,000	U.S. Dollars	1,684,436	(126)
12/16/09	Singapore Dollars	BAR	6,000	U.S. Dollars	102,884	(121)
12/16/09	Singapore Dollars	BAR	145,000	U.S. Dollars	20,577	(2,884)
12/16/09	Singapore Dollars	BAR	29,000	U.S. Dollars	13,481	(533)
12/16/09	Singapore Dollars	BAR	19,000	U.S. Dollars	7,805	(141)
12/16/09	Singapore Dollars	BAR	11,000	U.S. Dollars	26,963	(37)
12/16/09	Singapore Dollars	BAR	38,000	U.S. Dollars	272,491	(193)
12/16/09	Swedish Kronor	BAR	6,637,000	U.S. Dollars	40,043	(7,249)
12/16/09	Swedish Kronor	BAR	279,000	U.S. Dollars	76,211	(854)
12/16/09	Swedish Kronor	BAR	531,000	U.S. Dollars	588,879	(2,768)
12/16/09	Swedish Kronor	BAR	4,103,000	U.S. Dollars	51,525	(6,958)
12/16/09	Swedish Kronor	BAR	359,000	U.S. Dollars	4,257	(40)
12/16/09	Switzerland Francs	BAR	581,000	U.S. Dollars	116,834	(20,435)
12/16/09	Switzerland Francs	BAR	121,000	U.S. Dollars	253,944	(3,568)
12/16/09	Switzerland Francs	BAR	263,000	U.S. Dollars	181,527	(4,643)
12/16/09	Switzerland Francs	BAR	188,000	U.S. Dollars	1,931	(4,452)
12/16/09	Switzerland Francs	BAR	2,000	U.S. Dollars	8,690	10
12/16/09	Switzerland Francs	BAR	9,000	U.S. Dollars	143,870	69
12/16/09	Switzerland Francs	BAR	149,000	U.S. Dollars	154,491	467
12/16/09	Switzerland Francs	BAR	160,000	U.S. Dollars	135,126	665
12/16/09	U.S. Dollars	BAR	351,172	Euro	240,000	6,385
12/16/09	U.S. Dollars	BAR	892,563	Euro	240,000	(7,248)
12/16/09	U.S. Dollars	BAR	131,690	Euro	610,000	38
12/16/09	U.S. Dollars	BAR	291,822	Australian Dollars	90,000	19,986

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
12/16/09	U.S. Dollars	BAR	361,053	Australian Dollars	412,000	$19,181
12/16/09	U.S. Dollars	BAR	8,213,965	Australian Dollars	9,373,000	441,645
12/16/09	U.S. Dollars	BAR	38,559	Australian Dollars	44,000	839
12/16/09	U.S. Dollars	BAR	154,236	Australian Dollars	176,000	3,725
12/16/09	U.S. Dollars	BAR	83,253	Australian Dollars	95,000	1,527
12/16/09	U.S. Dollars	BAR	365,243	Canadian Dollars	391,000	3,449
12/16/09	U.S. Dollars	BAR	467,997	Canadian Dollars	501,000	(578)
12/16/09	U.S. Dollars	BAR	2,356	Danish Kroner	12,000	82
12/16/09	U.S. Dollars	BAR	342,273	Danish Kroner	1,743,000	9,956
12/16/09	U.S. Dollars	BAR	32,008	Danish Kroner	163,000	363
12/16/09	U.S. Dollars	BAR	16,691	Danish Kroner	85,000	37
12/16/09	U.S. Dollars	BAR	21,012	Danish Kroner	107,000	65
12/16/09	U.S. Dollars	BAR	1,291	Hong Kong Dollars	10,000	—
12/16/09	U.S. Dollars	BAR	14,201	Hong Kong Dollars	110,000	—
12/16/09	U.S. Dollars	BAR	45,830	Hong Kong Dollars	355,000	(22)
12/16/09	U.S. Dollars	BAR	387	Hong Kong Dollars	3,000	—
12/16/09	U.S. Dollars	BAR	3,098	Hong Kong Dollars	24,000	(1)
12/16/09	U.S. Dollars	BAR	24,916	Hong Kong Dollars	193,000	4
12/16/09	U.S. Dollars	BAR	9,037	Hong Kong Dollars	70,000	(2)
12/16/09	U.S. Dollars	BAR	17,170	Hong Kong Dollars	133,000	—
12/16/09	U.S. Dollars	BAR	94,307	Japanese Yen	8,461,000	4,924
12/16/09	U.S. Dollars	BAR	1,106,096	Japanese Yen	99,236,000	58,101
12/16/09	U.S. Dollars	BAR	4,797,467	Japanese Yen	430,416,000	245,884
12/16/09	U.S. Dollars	BAR	1,788,918	Japanese Yen	160,497,000	83,114
12/16/09	U.S. Dollars	BAR	636,755	Japanese Yen	57,128,000	22,358
12/16/09	U.S. Dollars	BAR	25,291	Japanese Yen	2,269,000	757
12/16/09	U.S. Dollars	BAR	69,897	Japanese Yen	6,271,000	1,933
12/16/09	U.S. Dollars	BAR	273,782	Japanese Yen	24,563,000	3,578
12/16/09	U.S. Dollars	BAR	783,676	New Zealand Dollars	1,091,000	41,377
12/16/09	U.S. Dollars	BAR	299,535	New Zealand Dollars	417,000	15,500
12/16/09	U.S. Dollars	BAR	245,662	New Zealand Dollars	342,000	8,372
12/16/09	U.S. Dollars	BAR	82,606	New Zealand Dollars	115,000	2,402
12/16/09	U.S. Dollars	BAR	1,205,802	Norwegian Krone	6,983,000	45,556
12/16/09	U.S. Dollars	BAR	822,460	Norwegian Krone	4,763,000	27,668
12/16/09	U.S. Dollars	BAR	9,934	Singapore Dollars	14,000	230
12/16/09	U.S. Dollars	BAR	27,672	Singapore Dollars	39,000	636
12/16/09	U.S. Dollars	BAR	34,768	Singapore Dollars	49,000	365
12/16/09	U.S. Dollars	BAR	19,867	Singapore Dollars	28,000	161
12/16/09	U.S. Dollars	BAR	19,158	Singapore Dollars	27,000	470
12/16/09	U.S. Dollars	BAR	54,396	Swedish Kronor	379,000	2,131
12/16/09	U.S. Dollars	BAR	20,524	Swedish Kronor	143,000	(127)
12/16/09	U.S. Dollars	BAR	283,877	Switzerland Francs	294,000	6,700
12/16/09	U.S. Dollars	BAR	6,394,959	Switzerland Francs	6,623,000	177,992
12/16/09	U.S. Dollars	BAR	528,166	Switzerland Francs	547,000	5,442
12/16/09	U.S. Dollars	BAR	279,049	Switzerland Francs	289,000	(163)
12/16/09	U.S. Dollars	BAR	40,554	Switzerland Francs	42,000	(389)
12/16/09	U.S. Dollars	BAR	1,811,892	United Kingdom Pounds	1,134,000	(57,200)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
12/16/09	U.S. Dollars	BAR	59,118	United Kingdom Pounds	37,000	$(2,352)
12/16/09	U.S. Dollars	BAR	607,160	United Kingdom Pounds	380,000	(11,846)
12/16/09	U.S. Dollars	BAR	293,993	United Kingdom Pounds	184,000	1,674
12/16/09	United Kingdom Pounds	BAR	218,000	U.S. Dollars	1,583,409	10,453
12/16/09	United Kingdom Pounds	BAR	991,000	U.S. Dollars	714,212	43,604
12/16/09	United Kingdom Pounds	BAR	447,000	U.S. Dollars	311,569	17,654
12/16/09	United Kingdom Pounds	BAR	195,000	U.S. Dollars	1,035,367	4,486
12/16/09	United Kingdom Pounds	BAR	648,000	U.S. Dollars	148,594	22,143
12/16/09	United Kingdom Pounds	BAR	93,000	U.S. Dollars	257,244	3,192
12/16/09	United Kingdom Pounds	BAR	161,000	U.S. Dollars	495,363	8,406
12/16/09	United Kingdom Pounds	BAR	262,000	U.S. Dollars	4,662,801	(2,613)

						$785,147

4. FEDERAL INCOME TAXES

At September 30, 2009, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$68,141,845	$(5,126,561)	$31,541	$(5,158,102)
MyDestination 2015	229,954,917	(31,315,379)	—	(31,315,379)
MyDestination 2025	174,564,193	(24,794,307)	838,576	(25,632,883)
MyDestination 2035	75,100,252	(10,348,987)	—	(10,348,987)
MyDestination 2045	39,670,509	(1,460,478)	329,819	(1,790,297)
Conservative Allocation	273,116,904	3,184,005	9,290,273	(6,106,268)
Balanced Allocation	1,153,432,704	(57,683,982)	10,115,676	(67,799,658)
Growth Allocation	888,128,568	(79,529,302)	3,981,910	(83,511,212)
Aggressive Allocation	808,452,005	(112,287,721)	—	(112,287,721)
Conservative Allocation I	65,257,794	(4,146,380)	—	(4,146,380)
Balanced Allocation I	370,319,140	(55,973,062)	—	(55,973,062)
Growth Allocation I	252,535,719	(54,405,542)	—	(54,405,542)
Aggressive Allocation I	188,266,907	(52,274,399)	—	(52,274,399)
Money Market	1,210,376,409	—	—	—
Low-Duration Bond	774,207,568	(15,445,156)	13,324,571	(28,769,727)
Medium-Duration Bond	1,154,143,768	(52,148,483)	27,800,432	(79,948,915)
Extended-Duration Bond	480,313,366	26,098,675	40,600,513	(14,501,838)
Inflation Protected Bond	118,665,891	1,582,460	1,959,400	(376,940)
Global Bond	247,869,911	(5,725,577)	10,123,943	(15,849,520)
Equity Index	436,077,434	280,065	73,570,070	(73,290,005)
Real Estate Securities	148,171,811	5,783,776	6,449,990	(666,214)
Value Equity	1,415,546,758	(145,266,727)	62,961,960	(208,228,687)
Growth Equity	1,284,637,809	103,077,623	119,102,799	(16,025,176)
Small Cap Equity	499,416,053	20,812,258	46,356,739	(25,544,481)
International Equity	1,438,954,678	82,068,666	139,668,382	(57,599,716)

5. LEHMAN BROTHERS

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Low-Duration Bond, Medium-Duration Bond, Global Bond and Small Cap Equity Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other receivables on the Statement of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008, comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values. Claims against Lehman Brothers have been filed on behalf of GuideStone Funds in accordance with the filing requirements.

The Funds’ Sub-Advisers, on behalf of GSCM, have delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, the Sub-Advisers have terminated the trades, have obtained quotations from brokers for replacement trades and, where deemed appropriate, have re-opened positions with new counterparties.

6. U.S. TREASURY DEPARTMENT TEMPORARY GUARANTEE PROGRAM

The Money Market Fund participated in the U.S. Department of the Treasury (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”). Under the Program, the Treasury guaranteed the share price of the shares of the Fund held by shareholders as of the close of business on September 19, 2008, at $1.00 for each share of the Fund, if the Fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the Fund liquidates. Shareholders who held shares of the Fund on September 19, 2008, were provided a guarantee for the lesser of: (a) the number of shares owned by the shareholder at the close of September 19, 2008; or (b) the number of shares owned by the shareholder on the date of a Guarantee Event. The Program did not apply to shareholders who were not shareholders of the Fund as of the close of business on September 19, 2008. The Fund bore the expense of its participation in the program without regard to any expense limitation currently in effect. The Program expired on September 21, 2009.

7. SUBSEQUENT EVENTS

Subsequent events have been evaluated through November 24, 2009, the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/S/ JOHN R. JONES
John R. Jones, President
(principal executive officer)

Date	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JOHN R. JONES
John R. Jones, President
(principal executive officer)

Date	November 19, 2009

By (Signature and Title)*	/S/ JEFFREY P. BILLINGER
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date	November 19, 2009

*	Print the name and title of each signing officer under his or her signature.